Vanguard® Total International Stock Index Fund
Schedule of Investments (unaudited)
As of January 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.4%)
Argentina (0.0%)
*	Ternium Argentina SA	390	—
Australia (4.8%)
	Commonwealth Bank of Australia	23,502,630	2,319,292
	CSL Ltd.	6,770,633	1,168,901
	National Australia Bank Ltd.	43,572,145	1,073,690
	BHP Group Ltd. (XASX)	43,662,483	1,072,337
	Westpac Banking Corp.	48,718,246	1,010,847
	ANZ Group Holdings Ltd.	42,217,804	797,223
	Wesfarmers Ltd.	15,894,640	748,707
	Macquarie Group Ltd.	4,915,657	727,186
	BHP Group Ltd.	27,076,249	667,576
	Goodman Group	26,169,366	583,581
	Aristocrat Leisure Ltd.	8,908,802	414,256
	Woodside Energy Group Ltd.	26,501,566	403,905
	Rio Tinto Ltd.	5,215,049	375,593
	Transurban Group	43,377,952	357,308
	Woolworths Group Ltd.	17,146,541	322,381
	QBE Insurance Group Ltd.	21,049,263	271,699
	Fortescue Ltd.	22,323,938	261,444
	Brambles Ltd.	19,527,122	238,631
*	Xero Ltd.	2,116,232	238,193
	Suncorp Group Ltd.	17,826,640	228,556
	Coles Group Ltd.	18,258,048	220,082
*	James Hardie Industries plc	6,079,547	204,340
	WiseTech Global Ltd.	2,679,915	202,877
	Santos Ltd.	45,587,953	197,394
	Amcor plc	20,169,316	195,250
	Insurance Australia Group Ltd.	33,519,054	190,095
	Computershare Ltd.	8,110,145	176,299
	Cochlear Ltd.	895,175	176,190
	Northern Star Resources Ltd.	15,765,520	166,858
	Scentre Group	72,890,099	164,956
	Origin Energy Ltd.	24,109,268	155,490
	Telstra Group Ltd.	56,856,718	138,809
	South32 Ltd.	63,695,705	130,790
	CAR Group Ltd.	5,157,678	128,526
	Pro Medicus Ltd.	713,335	122,077
	Sonic Healthcare Ltd.	6,734,603	118,312
	REA Group Ltd.	705,475	108,205
	ASX Ltd.	2,716,275	106,504
	Stockland	33,497,307	106,120
	Lottery Corp. Ltd.	31,150,682	96,842
	JB Hi-Fi Ltd.	1,536,221	95,847
	Medibank Pvt Ltd.	38,540,484	95,030
	Evolution Mining Ltd.	26,151,190	90,878
*	NEXTDC Ltd.	8,991,680	81,770
	SGH Ltd.	2,764,903	81,573
	BlueScope Steel Ltd.	6,203,641	81,009
	APA Group	18,070,494	76,208
	GPT Group	26,835,211	76,181
	Treasury Wine Estates Ltd.	11,400,497	75,631
	Technology One Ltd.	3,927,563	74,676
	Orica Ltd.	6,798,296	73,694
	Washington H Soul Pattinson & Co. Ltd.	3,454,226	72,883
*	Telix Pharmaceuticals Ltd.	3,990,844	71,686
	Vicinity Ltd.	52,789,636	71,544
[1]	SEEK Ltd.	4,939,526	69,449
	ALS Ltd.	6,822,526	68,783
	Dexus	15,131,136	67,489
	Mirvac Group	55,419,012	67,042
	Bendigo & Adelaide Bank Ltd.	7,950,222	66,717

		Shares	Market Value ($000)
	Charter Hall Group	6,600,469	63,464
	Qube Holdings Ltd.	24,634,842	63,221
*	Qantas Airways Ltd.	10,796,654	62,565
	Ampol Ltd.	3,341,253	59,955
	AGL Energy Ltd.	8,386,726	59,657
	Worley Ltd.	6,704,087	59,570
*	Pilbara Minerals Ltd.	40,361,411	56,609
	Steadfast Group Ltd.	15,499,106	55,679
[1]	Endeavour Group Ltd.	20,583,645	53,692
	Cleanaway Waste Management Ltd.	31,182,467	53,393
[1]	Mineral Resources Ltd.	2,419,522	51,617
	Ramsay Health Care Ltd.	2,455,384	51,007
*	Lynas Rare Earths Ltd.	13,075,406	50,681
	Aurizon Holdings Ltd.	24,607,762	49,802
	Atlas Arteria Ltd.	15,938,321	49,767
	Breville Group Ltd.	2,014,439	47,452
	Incitec Pivot Ltd.	24,711,737	45,648
	Ansell Ltd.	2,052,030	44,615
	Reece Ltd.	2,988,147	43,776
	AMP Ltd.	36,330,663	40,029
	Bank of Queensland Ltd.	9,281,233	39,981
	Sigma Healthcare Ltd.	22,369,041	39,540
	HUB24 Ltd.	792,589	39,239
*	Sandfire Resources Ltd.	6,381,525	38,702
	Lendlease Corp. Ltd.	9,693,223	38,615
*,2	Life360 Inc.	2,473,765	38,334
	Reliance Worldwide Corp. Ltd.	11,099,716	36,958
	Whitehaven Coal Ltd.	9,773,269	36,726
*	De Grey Mining Ltd.	27,693,882	33,940
	Perseus Mining Ltd.	19,121,298	33,365
	Downer EDI Ltd.	9,420,282	33,155
	IDP Education Ltd.	3,910,275	32,038
	Flight Centre Travel Group Ltd.	2,868,827	31,624
	Metcash Ltd.	15,354,666	29,998
*	Genesis Minerals Ltd.	15,326,384	29,736
	AUB Group Ltd.	1,495,658	29,480
*,1	Mesoblast Ltd.	14,849,480	28,882
*	Paladin Energy Ltd.	5,158,016	28,003
	Challenger Ltd.	7,198,341	27,959
	Orora Ltd.	18,929,746	27,551
	Harvey Norman Holdings Ltd.	8,339,912	26,693
	National Storage REIT	19,085,814	26,379
	Ventia Services Group Pty Ltd.	11,177,712	26,276
	IGO Ltd.	8,682,854	26,109
	ARB Corp. Ltd.	1,067,585	25,875
*	Zip Co. Ltd.	17,322,463	25,719
	Insignia Financial Ltd.	9,423,871	25,613
[2]	Viva Energy Group Ltd.	15,746,433	25,089
	Ramelius Resources Ltd.	16,037,118	24,167
	nib holdings Ltd.	6,789,780	24,166
	Beach Energy Ltd.	25,005,163	23,443
	HMC Capital Ltd.	4,034,421	23,428
	Gold Road Resources Ltd.	15,008,891	22,745
	Netwealth Group Ltd.	1,162,976	22,481
	Charter Hall Long Wale REIT	9,198,044	22,027
	Champion Iron Ltd.	6,481,741	22,023
	Super Retail Group Ltd.	2,271,843	21,887
	Region RE Ltd.	16,285,436	21,871
	New Hope Corp. Ltd.	7,210,354	21,497
*	Vault Minerals Ltd.	89,722,773	21,261
	Pinnacle Investment Management Group Ltd.	1,351,726	21,194
	Perpetual Ltd.	1,572,231	20,767
*	Capricorn Metals Ltd.	4,284,542	20,187
*	Emerald Resources NL	7,654,664	20,155
	Eagers Automotive Ltd.	2,519,727	20,029
	Westgold Resources Ltd.	12,367,261	19,482
[1]	Yancoal Australia Ltd.	4,592,339	18,306
*	Regis Resources Ltd.	9,783,841	18,231
	Sims Ltd.	2,221,360	18,039
	Ingenia Communities Group	5,117,903	18,036

		Shares	Market Value ($000)
	HomeCo Daily Needs REIT	24,208,066	17,705
	Codan Ltd.	1,717,149	16,967
	Domino's Pizza Enterprises Ltd.	914,864	16,924
*	WEB Travel Group Ltd.	5,361,317	16,798
	Premier Investments Ltd.	1,137,496	16,662
	Iluka Resources Ltd.	5,964,585	16,113
*	West African Resources Ltd.	15,747,660	15,942
	Magellan Financial Group Ltd.	2,472,338	15,927
	BWP Trust	7,519,280	15,780
*	Guzman y Gomez Ltd.	643,233	15,766
	Nine Entertainment Co. Holdings Ltd.	18,685,868	15,595
	Deterra Royalties Ltd.	6,006,012	15,020
	Corporate Travel Management Ltd.	1,583,397	14,999
	Bega Cheese Ltd.	4,190,607	14,992
*	IRESS Ltd.	2,583,449	14,955
*	PEXA Group Ltd.	1,847,644	14,943
	GrainCorp Ltd. Class A	3,126,634	14,539
	Bapcor Ltd.	4,688,757	14,422
	Charter Hall Retail REIT	7,110,548	14,280
	Waypoint REIT Ltd.	9,327,369	13,980
	TPG Telecom Ltd.	5,124,515	13,882
*	Temple & Webster Group Ltd.	1,552,897	13,746
	Lovisa Holdings Ltd.	761,824	13,589
	Centuria Industrial REIT	7,431,892	13,469
*	Neuren Pharmaceuticals Ltd.	1,518,254	13,467
	Brickworks Ltd.	827,673	13,328
*	Bellevue Gold Ltd.	17,400,232	13,255
	Tabcorp Holdings Ltd.	31,621,054	13,204
	Arena REIT	5,481,244	13,121
	Amotiv Ltd.	1,950,005	12,979
	Monadelphous Group Ltd.	1,332,835	12,930
	NRW Holdings Ltd.	6,092,363	12,829
	Centuria Capital Group	11,300,618	12,419
	Helia Group Ltd.	4,053,007	12,107
	Nufarm Ltd.	5,321,723	11,913
	GQG Partners Inc.	8,998,125	11,889
*	Opthea Ltd.	16,702,176	11,734
	Imdex Ltd.	7,167,571	11,629
*	Spartan Resources Ltd.	14,030,372	11,596
*	Boss Energy Ltd.	5,711,915	11,499
	Elders Ltd.	2,596,344	11,438
*	Megaport Ltd.	2,153,349	11,234
	Karoon Energy Ltd.	11,507,816	11,128
	Myer Holdings Ltd.	19,714,760	11,124
	Nick Scali Ltd.	1,106,630	11,061
*	Macquarie Technology Group Ltd.	210,214	11,035
*	PolyNovo Ltd.	8,663,396	11,011
	Perenti Ltd.	12,715,386	11,003
*	SiteMinder Ltd.	2,956,640	10,879
	EVT Ltd.	1,485,506	10,770
	Nickel Industries Ltd.	22,894,159	10,675
*	Deep Yellow Ltd.	12,861,533	10,562
*	Austal Ltd.	4,427,274	10,486
*,1	Silex Systems Ltd.	2,755,535	10,448
	Inghams Group Ltd.	5,226,438	10,401
	IPH Ltd.	3,348,676	10,339
*	Tuas Ltd.	2,529,522	10,252
*	Superloop Ltd.	6,881,513	9,641
	G8 Education Ltd.	11,156,057	9,631
[1]	Lifestyle Communities Ltd.	1,520,998	9,187
*,1	Liontown Resources Ltd.	22,038,895	9,050
*	Judo Capital Holdings Ltd.	7,241,639	8,962
*	Clarity Pharmaceuticals Ltd.	3,913,119	8,855
*	Nuix Ltd.	3,181,259	8,783
	Data#3 Ltd.	2,035,160	8,733
	Aussie Broadband Ltd.	3,458,610	8,423
	Integral Diagnostics Ltd.	4,263,625	8,232
*	Healius Ltd.	9,278,011	8,199
	McMillan Shakespeare Ltd.	825,372	7,852
*,1	Alpha HPA Ltd.	13,071,844	7,781

		Shares	Market Value ($000)
	Hansen Technologies Ltd.	2,295,743	7,760
	Credit Corp. Group Ltd.	791,960	7,556
*	Resolute Mining Ltd.	29,830,063	7,539
	Service Stream Ltd.	7,760,975	7,537
	Stanmore Resources Ltd.	4,668,969	7,527
	Charter Hall Social Infrastructure REIT	4,692,390	7,486
	Regis Healthcare Ltd.	1,839,632	7,431
	Johns Lyng Group Ltd.	3,127,709	7,163
*	Nanosonics Ltd.	3,295,984	6,995
	Collins Foods Ltd.	1,497,918	6,962
	Bravura Solutions Ltd.	5,057,613	6,743
	Kelsian Group Ltd.	2,732,070	6,409
	Accent Group Ltd.	4,671,248	6,330
*	Vulcan Energy Resources Ltd.	2,093,959	5,975
	Domain Holdings Australia Ltd.	3,524,898	5,946
	SmartGroup Corp. Ltd.	1,202,831	5,932
	Vulcan Steel Ltd.	1,325,844	5,925
	Ridley Corp. Ltd.	3,399,358	5,923
	Jumbo Interactive Ltd.	718,172	5,841
	GWA Group Ltd.	3,627,739	5,645
*,1	Strike Energy Ltd.	38,853,763	5,610
	Growthpoint Properties Australia Ltd.	3,767,093	5,608
*	FleetPartners Group Ltd.	3,226,304	5,607
*,1	Select Harvests Ltd.	1,912,967	5,498
	Abacus Storage King	7,547,014	5,433
	Rural Funds Trust	5,085,566	5,103
	Dexus Industria REIT	2,947,451	4,972
*	DroneShield Ltd.	12,021,978	4,969
	Abacus Group	6,969,931	4,961
	Australian Ethical Investment Ltd.	1,579,718	4,883
[1]	Centuria Office REIT	6,566,133	4,752
	MyState Ltd.	1,669,424	4,725
*	Audinate Group Ltd.	1,021,838	4,724
[1]	Clinuvel Pharmaceuticals Ltd.	624,010	4,678
	oOh!media Ltd.	6,386,542	4,603
*	Amplitude Energy Ltd.	36,472,959	4,519
*,1	BrainChip Holdings Ltd.	22,494,940	4,509
*	Oceania Healthcare Ltd.	9,562,273	4,421
	Infomedia Ltd.	5,033,319	4,327
	PWR Holdings Ltd.	840,777	4,260
	Cromwell Property Group	17,493,500	4,215
[2]	Coronado Global Resources Inc.	10,300,436	4,157
*	Emeco Holdings Ltd.	7,081,556	4,033
	Australian Clinical Labs Ltd.	1,724,780	4,011
*	Australian Agricultural Co. Ltd.	4,555,108	4,004
	Dicker Data Ltd.	716,002	3,810
	Praemium Ltd.	6,841,258	3,778
	HealthCo REIT	6,055,631	3,770
*,1	Latin Resources Ltd. (XASX)	37,378,733	3,713
*,1	Weebit Nano Ltd.	2,483,370	3,468
	Hotel Property Investments Ltd.	1,434,927	3,333
*,1	Chalice Mining Ltd.	4,737,843	3,264
	SG Fleet Group Ltd.	1,516,771	3,235
*	Mayne Pharma Group Ltd.	1,145,908	3,229
*	Omni Bridgeway Ltd.	3,856,349	3,224
	Navigator Global Investments Ltd.	3,257,779	3,192
	Kogan.com Ltd.	1,083,667	3,179
	Platinum Asset Management Ltd.	7,251,336	3,048
*,1	ioneer Ltd.	29,122,532	3,029
*	OFX Group Ltd.	3,344,840	2,897
	Australian Finance Group Ltd.	2,772,906	2,832
*,1	Arafura Rare Earths Ltd.	34,415,453	2,757
	Cedar Woods Properties Ltd.	822,358	2,750
*	Aurelia Metals Ltd.	22,993,468	2,687
*,1	Star Entertainment Group Ltd.	35,935,351	2,630
[3]	Leo Lithium Ltd.	12,697,269	2,629
*	Cettire Ltd.	2,842,639	2,527
*	Webjet Group Ltd.	5,312,970	2,486
	GDI Property Group Partnership	6,792,882	2,482
*	Alkane Resources Ltd.	6,587,274	2,380

		Shares	Market Value ($000)
*,1	Fineos Corp. Ltd.	2,113,089	2,354
*	Tyro Payments Ltd.	4,590,621	2,335
*,1	EML Payments Ltd.	4,387,565	2,237
[1]	Baby Bunting Group Ltd.	1,778,262	2,096
*,1	Imugene Ltd.	92,935,232	2,067
*,3	AVZ Minerals Ltd.	33,065,566	2,056
*,1	Syrah Resources Ltd.	14,359,927	2,028
	Redox Ltd.	744,671	1,956
*	Mount Gibson Iron Ltd.	9,900,164	1,932
*	Carnarvon Energy Ltd.	24,349,742	1,884
*,1	Wildcat Resources Ltd.	12,796,575	1,884
	Humm Group Ltd.	4,971,648	1,819
	Solvar Ltd.	2,273,837	1,806
*	St. Barbara Ltd.	11,558,627	1,797
*,1	Sayona Mining Ltd.	115,164,485	1,636
*,1	Coast Entertainment Holdings Ltd.	5,437,328	1,634
*,1	Core Lithium Ltd.	27,797,020	1,514
*	Catapult Group International Ltd.	601,635	1,496
	SRG Global Ltd.	1,593,968	1,424
*,1	29Metals Ltd.	9,474,946	1,360
*,1	Novonix Ltd.	3,247,035	1,096
	Jupiter Mines Ltd.	11,111,053	1,066
*	Seven West Media Ltd.	10,397,842	1,064
*,1	Calix Ltd.	2,113,966	775
*,3	Firefinch Ltd.	14,620,770	545
	Sims Ltd. ADR	57	—
*,3	Latin Resources Ltd.	747,575	—
			21,490,078
Austria (0.2%)
	Erste Group Bank AG	4,313,862	265,211
[2]	BAWAG Group AG	1,068,663	96,604
	OMV AG	1,993,766	82,102
[1]	Verbund AG	925,917	71,083
[1]	ANDRITZ AG	976,690	55,301
	Wienerberger AG	1,565,539	45,701
	Raiffeisen Bank International AG	1,813,526	41,017
	voestalpine AG	1,541,359	32,237
*	DO & CO AG	104,446	20,895
	Vienna Insurance Group AG Wiener Versicherung Gruppe	534,824	17,910
[1]	Oesterreichische Post AG	463,000	13,987
	UNIQA Insurance Group AG	1,528,804	12,931
[1]	EVN AG	514,843	12,412
[1]	CA Immobilien Anlagen AG	484,124	11,954
	Telekom Austria AG Class A	1,229,761	10,261
[1]	Strabag SE	180,771	8,851
*,1	IMMOFINANZ AG	441,967	7,717
*,1	Lenzing AG	268,548	6,938
[1]	Schoeller-Bleckmann Oilfield Equipment AG	156,697	5,590
	Porr AG	245,605	5,181
	Palfinger AG	210,036	4,957
*,1	AT&S Austria Technologie & Systemtechnik AG	345,769	4,718
*,1	Eurotelesites AG	340,305	1,916
[1]	Agrana Beteiligungs AG	164,285	1,833
			837,307
Belgium (0.6%)
	Anheuser-Busch InBev SA/NV	12,751,809	628,363
*	Argenx SE	834,764	551,059
	UCB SA	1,700,457	330,830
	KBC Group NV	3,289,759	252,350
	Ageas SA/NV	2,312,977	119,150
	Groupe Bruxelles Lambert NV	1,175,464	81,601
	Syensqo SA	992,153	78,175
	Ackermans & van Haaren NV	310,269	60,213
	Sofina SA	240,565	59,960
	Lotus Bakeries NV	5,611	59,852
	D'ieteren Group	313,598	52,602
	Warehouses De Pauw CVA	2,384,917	51,228
	Azelis Group NV	2,112,821	43,283
	Aedifica SA	665,565	40,098

		Shares	Market Value ($000)
	Elia Group SA/NV	526,788	35,548
	Solvay SA	992,725	30,341
	Cofinimmo SA	519,829	29,307
	Umicore SA	2,896,597	29,160
	KBC Ancora	514,457	27,664
	Colruyt Group NV	575,137	21,185
	Montea NV	285,195	19,712
	Melexis NV	287,402	17,322
	Fagron	871,949	17,286
	Bekaert SA	487,759	17,028
	Xior Student Housing NV	511,088	16,321
	Shurgard Self Storage Ltd.	428,163	15,848
	VGP NV	184,906	15,782
	Deme Group NV	98,584	13,835
	Proximus SADP	2,101,495	11,642
[1]	Gimv NV	281,754	11,114
	Retail Estates NV	175,546	10,456
	Barco NV	968,142	9,611
*	Ontex Group NV	943,089	7,987
	Kinepolis Group NV	191,534	7,648
	Tessenderlo Group SA	326,784	7,129
	Vastned NV	204,555	6,061
	bpost SA	1,403,444	2,703
			2,789,454
Brazil (0.9%)
	Vale SA	51,291,367	475,433
	Petroleo Brasileiro SA	52,039,363	370,880
	WEG SA	20,769,934	195,614
	B3 SA - Brasil Bolsa Balcao	77,338,131	148,085
	Ambev SA	60,615,778	115,132
	Banco do Brasil SA	23,741,596	112,451
	Centrais Eletricas Brasileiras SA	17,465,611	107,859
	Suzano SA	9,562,204	102,052
	JBS SA	15,839,653	96,056
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	5,658,361	91,565
	Banco BTG Pactual SA	16,409,940	91,456
*	Embraer SA	8,273,239	84,515
*	PRIO SA	11,069,580	77,642
	Localiza Rent a Car SA	13,831,215	73,061
	Equatorial Energia SA	13,570,550	70,012
	Raia Drogasil SA	19,378,729	69,934
	BB Seguridade Participacoes SA	9,334,160	61,556
[2]	Rede D'Or Sao Luiz SA	11,991,305	57,350
	Rumo SA	17,271,233	54,378
	Klabin SA	12,240,195	47,000
	Telefonica Brasil SA	5,207,926	46,224
	Vibra Energia SA	15,467,292	44,623
	TOTVS SA	6,939,855	40,446
	Banco Bradesco SA	21,111,242	39,809
	BRF SA	9,198,586	34,455
	Lojas Renner SA	14,609,852	34,124
	Ultrapar Participacoes SA	11,460,435	32,436
	Energisa SA	4,497,998	30,525
	Itau Unibanco Holding SA	5,923,754	30,217
	CCR SA	15,407,127	29,607
	Natura & Co. Holding SA	13,483,550	29,117
*,2	Hapvida Participacoes e Investimentos SA	66,237,053	27,429
	TIM SA	9,990,712	26,686
	XP MALLS FDO INV IMOB FII	1,587,426	26,484
	Brava Energia	5,933,678	22,774
	Banco Santander Brasil SA	5,115,207	22,722
	Santos Brasil Participacoes SA	9,783,047	22,064
	Cosan SA	16,589,361	21,971
	Kinea Rendimentos Imobiliarios FII	1,249,848	21,814
	Allos SA	6,410,946	20,843
*	Embraer SA ADR	500,190	20,493
	Kinea Renda Imobiliaria FII	914,168	20,492
*	Sendas Distribuidora SA	16,541,431	19,077
	Tres Tentos Agroindustrial SA	6,914,900	18,813

		Shares	Market Value ($000)
*	Cia De Sanena Do Parana	3,985,095	17,491
	Porto Seguro SA	2,554,958	17,483
	Hypera SA	5,541,328	17,333
	Transmissora Alianca de Energia Eletrica SA	2,996,575	17,182
*	Multiplan Empreendimentos Imobiliarios SA	4,347,138	16,662
	Kinea Indice de Precos FII	1,114,995	16,387
[2]	GPS Participacoes e Empreendimentos SA	6,334,700	16,248
	Caixa Seguridade Participacoes SA	6,250,600	15,701
	CPFL Energia SA	2,588,000	15,225
	Engie Brasil Energia SA	2,405,433	15,147
	Cia Paranaense de Energia - Copel	9,315,038	13,819
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,774,654	13,196
	Patria Log Fundo de Investimento Imobiliario Responsabilidade Limitada	501,944	13,077
	Marfrig Global Foods SA	4,774,742	12,983
	Iguatemi SA	4,069,200	12,833
*	Ambipar Participacoes e Empreendimentos SA Class B	558,429	12,569
*	Eneva SA	5,761,552	11,633
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	698,508	11,302
	Cia Siderurgica Nacional SA	6,865,233	10,678
	Azzas 2154 SA	1,819,868	10,634
*	IRB-Brasil Resseguros SA	1,119,784	10,136
	Neoenergia SA	3,139,600	10,073
	Cia de Saneamento de Minas Gerais Copasa MG	2,589,103	9,915
	Cia Energetica de Minas Gerais ADR	5,197,706	9,720
	FII BTLG	574,697	9,273
	Sao Martinho SA	2,261,717	8,781
	Fleury SA	4,272,243	8,656
	SLC Agricola SA	2,818,854	8,374
	Direcional Engenharia SA	1,694,947	8,347
	Telefonica Brasil SA ADR	898,342	7,932
	Maxi Renda FII	4,951,669	7,804
	Atacadao SA	7,284,665	7,716
	Alupar Investimento SA	1,584,170	7,696
	Wilson Sons SA	2,641,700	7,671
	Odontoprev SA	3,865,908	7,475
	Petroreconcavo SA	2,749,050	7,465
	Patria Renda Urbana Fundo de Investimento Imobiliario Responsabilidade Limitada	388,760	7,421
	XP Log FII	466,467	7,275
*	Orizon Valorizacao de Residuos SA	1,004,776	7,125
	Itau Unibanco Holding SA ADR	1,201,809	6,970
	Auren Energia SA	4,930,384	6,842
	CSN Mineracao SA	7,318,000	6,837
	M Dias Branco SA	1,730,092	6,833
*	Magazine Luiza SA	5,277,165	6,736
	Vinci Shopping Centers FII	396,848	6,518
	YDUQS Participacoes SA	3,630,320	6,367
	Grupo Mateus SA	5,540,280	6,333
*	Cogna Educacao SA	26,134,485	6,305
	Fundo De Investimento Imobiliario Tg Ativo Real	417,575	5,808
	Cury Construtora e Incorporadora SA	1,551,900	5,741
*	Serena Energia SA	5,105,950	5,697
	Vivara Participacoes SA	1,533,300	5,623
	FII Iridium	497,854	5,291
	Kinea High Yield CRI - FII	325,546	5,264
	Smartfit Escola de Ginastica e Danca SA	1,565,400	5,218
	Hedge Brasil Shopping FII	169,664	5,139
*	MRV Engenharia e Participacoes SA	5,312,440	5,127
*	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	6,040,863	5,003
	Dexco SA	4,882,848	4,930
	Vulcabras SA	1,660,300	4,833
	Capitania Securities II FII	4,375,450	4,649
	Grendene SA	4,738,409	4,638
	Fii UBS Br Receb Imob	365,529	4,537
	Fundo De Investimento Imobiliario VBI Prime Properties	364,711	4,469
	Fras-Le SA	1,193,899	4,423
	Iochpe Maxion SA	1,829,971	4,259
	Pet Center Comercio e Participacoes SA	4,612,222	3,701
	Mahle Metal Leve SA	748,664	3,632
	Tupy SA	987,560	3,613
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	875,316	3,395

		Shares	Market Value ($000)
[1]	Centrais Eletricas Brasileiras SA ADR	532,827	3,298
[1]	TIM SA ADR	243,230	3,220
*	Minerva SA	3,672,743	3,042
	Mills Locacao Servicos e Logistica SA	1,935,467	3,037
	JHSF Participacoes SA	4,411,900	2,990
	Ez Tec Empreendimentos e Participacoes SA	1,372,902	2,983
*	Cia Brasileira de Aluminio	2,951,276	2,747
*,1	Sendas Distribuidora SA ADR	458,531	2,637
	EcoRodovias Infraestrutura e Logistica SA	2,938,671	2,615
[2]	LWSA SA	4,504,205	2,590
[1]	Cia Siderurgica Nacional SA ADR	1,588,434	2,510
*	SIMPAR SA	4,052,000	2,503
*	Hidrovias do Brasil SA	5,518,500	2,502
*	CVC Brasil Operadora e Agencia de Viagens SA	7,350,481	2,478
	Grupo SBF SA	1,241,641	2,452
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	995,560	2,443
	Cia Energetica de Minas Gerais	933,649	2,404
	Gerdau SA ADR	800,508	2,329
*	Cia Brasileira de Distribuicao	4,577,054	2,115
*	Log-in Logistica Intermodal SA	562,274	2,015
	Armac Locacao Logistica E Servicos SA	2,350,200	1,979
	LOG Commercial Properties e Participacoes SA	590,356	1,909
	Usinas Siderurgicas de Minas Gerais SA Usiminas	1,916,592	1,784
*	Oncoclinicas do Brasil Servicos Medicos SA	4,501,906	1,641
*	Zamp SA	3,017,595	1,503
*	Diagnosticos da America SA	4,368,383	1,390
	Centrais Eletricas Brasileiras SA ADR (XNYS)	197,501	1,355
[1]	Cia Paranaense de Energia - Copel ADR	205,996	1,211
	Camil Alimentos SA	1,445,226	1,177
	FII Hectare Ce	297,088	1,161
*	Braskem SA Class A ADR	213,266	990
	Anima Holding SA	2,576,522	908
*	Movida Participacoes SA	1,138,750	770
	Ambev SA ADR	383,229	709
	Trx Real Estate FII	36,043	620
	Lojas Quero-Quero SA	1,385,080	550
*	Automob Participacoes SA	6,106,214	324
*	Cia Brasileira de Distribuicao ADR	455,545	187
	Cia Paranaense de Energia - Copel ADR (XNYS)	8,914	59
	Petroleo Brasileiro SA ADR	98	1
			3,869,583
Canada (7.5%)
	Royal Bank of Canada	19,789,623	2,412,582
*	Shopify Inc. Class A (XTSE)	16,802,470	1,960,895
	Toronto-Dominion Bank	24,771,279	1,413,140
[1]	Enbridge Inc.	30,556,541	1,321,415
	Brookfield Corp. Class A	20,864,065	1,275,660
	Canadian Pacific Kansas City Ltd.	13,095,982	1,040,758
[1]	Bank of Montreal	10,186,686	1,008,470
	Constellation Software Inc.	278,495	910,787
	Canadian Natural Resources Ltd.	29,020,844	881,598
	Bank of Nova Scotia	17,158,657	877,915
[1]	Canadian Imperial Bank of Commerce	13,159,765	828,965
	Canadian National Railway Co.	7,808,673	815,710
	Manulife Financial Corp.	24,699,696	738,603
	Suncor Energy Inc.	17,833,537	669,118
	Waste Connections Inc.	3,612,953	663,873
	TC Energy Corp.	14,561,719	656,172
	Agnico Eagle Mines Ltd.	6,986,900	649,390
	Alimentation Couche-Tard Inc.	10,857,226	573,360
	Sun Life Financial Inc.	8,095,171	466,822
	Intact Financial Corp.	2,499,968	444,055
	National Bank of Canada	4,760,049	422,471
	Fairfax Financial Holdings Ltd.	300,124	403,977
	Wheaton Precious Metals Corp.	6,357,727	396,683
[1]	Dollarama Inc.	3,861,625	365,424
	Franco-Nevada Corp.	2,683,396	364,784
	Nutrien Ltd.	6,947,458	358,571
	Brookfield Asset Management Ltd. Class A	5,737,124	343,355

		Shares	Market Value ($000)
	CGI Inc.	2,864,065	337,634
	Thomson Reuters Corp.	1,934,360	325,062
	WSP Global Inc.	1,749,858	296,947
[1]	Fortis Inc.	6,922,720	294,847
[1]	Pembina Pipeline Corp.	8,128,834	293,418
	Cameco Corp.	5,930,894	293,290
	Teck Resources Ltd. Class B	7,009,959	286,360
[1]	Restaurant Brands International Inc.	4,480,020	275,456
	Cenovus Energy Inc.	17,905,399	258,968
	Loblaw Cos. Ltd.	2,030,691	254,271
	Barrick Gold Corp. (XTSE)	14,651,190	239,524
	Power Corp. of Canada	7,646,980	231,775
	RB Global Inc.	2,564,100	229,267
	Tourmaline Oil Corp.	4,912,687	223,806
*	Celestica Inc.	1,618,302	199,795
	Kinross Gold Corp.	17,158,944	193,272
	Metro Inc. Class A	2,834,443	177,105
[1]	Emera Inc.	4,104,080	155,934
	Barrick Gold Corp. (XLON)	9,008,462	149,555
	Magna International Inc.	3,762,369	149,164
	Imperial Oil Ltd.	2,237,453	148,825
	TFI International Inc.	1,117,853	147,324
	ARC Resources Ltd.	8,362,119	143,209
[2]	Hydro One Ltd.	4,448,995	138,427
*	Descartes Systems Group Inc.	1,192,399	138,024
	Great-West Lifeco Inc.	3,852,326	124,554
	Stantec Inc.	1,601,663	123,947
	AtkinsRealis Group Inc.	2,460,710	123,294
	iA Financial Corp. Inc.	1,322,157	122,095
	Alamos Gold Inc. Class A	5,775,154	120,760
	George Weston Ltd.	777,980	120,255
*	First Quantum Minerals Ltd.	9,536,273	119,355
	TMX Group Ltd.	3,837,020	118,753
	Pan American Silver Corp.	5,107,699	118,471
	GFL Environmental Inc. (XTSE)	2,701,716	116,557
	Gildan Activewear Inc.	2,212,095	114,079
	Open Text Corp.	3,654,914	107,534
	Element Fleet Management Corp.	5,457,765	107,214
*	CAE Inc.	4,450,294	104,938
	FirstService Corp.	562,779	102,348
[1]	BCE Inc.	4,248,402	101,171
	TELUS Corp.	6,952,764	100,846
*	Ivanhoe Mines Ltd. Class A	9,249,537	99,347
	AltaGas Ltd.	4,119,794	95,075
	Toromont Industries Ltd.	1,150,666	91,754
	Keyera Corp.	3,198,873	90,771
	West Fraser Timber Co. Ltd.	1,038,168	90,012
	Colliers International Group Inc.	607,882	86,493
[1]	Canadian Tire Corp. Ltd. Class A	720,231	81,085
	Lundin Mining Corp.	9,659,196	76,298
*	Bombardier Inc. Class B	1,204,286	70,475
	Capital Power Corp.	1,923,920	70,452
	South Bow Corp.	2,910,271	69,645
[1]	Brookfield Infrastructure Corp. Class A (XTSE)	1,614,206	67,385
	Onex Corp.	872,688	66,934
[1]	Canadian Apartment Properties REIT	2,335,679	65,104
	PrairieSky Royalty Ltd.	3,325,254	61,913
	MEG Energy Corp.	3,760,788	61,664
*	Aritzia Inc.	1,262,703	60,731
	Saputo Inc.	3,421,872	56,861
[1]	Whitecap Resources Inc.	8,350,871	54,989
[1]	Canadian Western Bank	1,348,062	53,687
[1]	RioCan REIT	4,202,561	53,437
	Brookfield Renewable Corp.	1,883,041	50,168
	Boyd Group Services Inc.	299,903	49,184
	Finning International Inc.	1,957,868	48,888
*	NexGen Energy Ltd.	7,418,660	48,442
[1]	Algonquin Power & Utilities Corp.	10,773,191	47,960
	Osisko Gold Royalties Ltd. (XTSE)	2,493,156	46,111
	Hudbay Minerals Inc.	5,527,656	45,565

		Shares	Market Value ($000)
*	IAMGOLD Corp. (XTSE)	7,256,656	45,137
*	Kinaxis Inc.	391,570	45,083
	Definity Financial Corp.	1,124,092	44,203
	Veren Inc.	8,681,835	43,727
	B2Gold Corp.	18,095,723	43,703
	Parkland Corp.	1,960,885	43,647
*	Eldorado Gold Corp.	2,854,413	43,444
	TransAlta Corp.	3,724,712	42,825
[1]	Granite REIT	881,443	42,570
[1]	Northland Power Inc.	3,586,583	41,977
[1]	Chartwell Retirement Residences	3,752,636	41,442
	Methanex Corp.	757,323	39,493
	Stella-Jones Inc.	795,482	38,385
[1]	Gibson Energy Inc.	2,266,069	38,232
*	Capstone Copper Corp.	6,805,456	38,116
	CI Financial Corp.	1,753,341	37,604
*	BlackBerry Ltd.	8,264,883	36,509
	IGM Financial Inc.	1,126,175	36,133
	Lundin Gold Inc.	1,378,653	34,150
[1]	Choice Properties REIT	3,840,639	34,143
[1]	First Capital REIT	2,941,547	33,638
*	Air Canada	2,469,887	33,326
	First Majestic Silver Corp.	5,843,216	33,290
	Atco Ltd.	1,030,684	32,785
*	ATS Corp.	1,167,495	31,578
*	Bausch Health Cos. Inc.	4,214,367	31,259
[1]	Dream Industrial REIT	3,840,665	30,866
[1]	SmartCentres REIT	1,797,180	30,370
*	Equinox Gold Corp.	5,007,783	30,219
	OceanaGold Corp.	9,982,563	29,810
	Premium Brands Holdings Corp. Class A	514,317	27,812
*	Torex Gold Resources Inc.	1,201,373	25,485
*	Lightspeed Commerce Inc. (XTSE)	1,742,626	25,120
	Boardwalk REIT	569,133	24,534
	Baytex Energy Corp.	9,809,230	23,555
	H&R REIT	3,635,131	23,386
	Russel Metals Inc.	826,731	23,135
	Topaz Energy Corp.	1,320,357	22,758
*	SSR Mining Inc.	2,812,376	22,525
[1]	Paramount Resources Ltd. Class A	1,129,565	22,368
	Linamar Corp.	572,432	22,269
	Boralex Inc. Class A	1,226,603	21,809
[1]	Allied Properties REIT	1,756,575	21,006
	North West Co. Inc.	655,716	20,953
[1]	BRP Inc.	436,674	20,882
	Vermilion Energy Inc.	2,204,114	20,307
	GFL Environmental Inc.	462,534	19,949
	Centerra Gold Inc.	3,008,201	18,815
*	Shopify Inc. Class A	142,305	16,621
	Barrick Gold Corp. (XNYS)	998,659	16,348
	Quebecor Inc. Class B	719,722	15,976
	Maple Leaf Foods Inc.	1,038,882	15,269
[1]	Superior Plus Corp.	3,391,328	14,047
	Primaris REIT	1,346,038	13,828
	Parex Resources Inc.	1,395,189	13,296
	Transcontinental Inc. Class A	1,030,709	12,964
	Winpak Ltd.	433,490	12,897
	Enghouse Systems Ltd.	606,162	11,507
	Innergex Renewable Energy Inc.	2,272,617	11,384
*	Novagold Resources Inc.	3,415,123	10,668
	Cargojet Inc.	103,238	8,459
[1]	Westshore Terminals Investment Corp.	500,881	8,058
*	Canfor Corp.	769,564	7,990
	Cameco Corp. (XTSE)	157,192	7,772
[1]	First National Financial Corp.	244,771	6,821
	Cogeco Communications Inc.	142,721	6,005
*,1	Cronos Group Inc.	2,750,743	5,167
*	Lightspeed Commerce Inc.	189,905	2,740
*	IAMGOLD Corp.	407,645	2,544
	Osisko Gold Royalties Ltd.	122,359	2,266

		Shares	Market Value ($000)
	Brookfield Infrastructure Corp. Class A (XNYS)	52,023	2,170
			33,411,542
Chile (0.1%)
	Banco de Chile	612,644,667	75,844
	Cencosud SA	18,629,315	47,464
	Empresas Copec SA	6,839,354	45,698
	Latam Airlines Group SA	2,837,312,437	42,944
	Falabella SA	11,140,317	42,190
	Banco de Credito e Inversiones SA	1,323,053	40,423
	Banco Santander Chile	563,765,539	29,084
	Empresas CMPC SA	16,947,802	28,916
	Enel Americas SA	267,700,348	24,084
	Plaza SA	13,184,962	23,617
	Enel Chile SA	341,023,883	20,252
	Parque Arauco SA	9,426,548	16,185
	Banco Santander Chile ADR	775,887	15,836
	Cia Sud Americana de Vapores SA	273,247,823	15,233
	Colbun SA	100,928,730	13,583
	Quinenco SA	3,705,774	13,238
	Cia Cervecerias Unidas SA	2,127,765	12,959
	Aguas Andinas SA Class A	39,060,049	12,478
	Banco Itau Chile SA	1,051,365	11,802
	Cencosud Shopping SA	6,712,643	11,227
	SMU SA	56,538,819	10,254
	Vina Concha y Toro SA	6,257,601	7,155
*	Engie Energia Chile SA	6,785,341	6,777
	Empresa Nacional de Telecomunicaciones SA	1,924,421	6,076
*	CAP SA	1,038,767	5,759
	Inversiones Aguas Metropolitanas SA	6,962,610	5,415
*	Ripley Corp. SA	14,849,019	4,323
	Inversiones La Construccion SA	442,348	3,938
	SONDA SA	7,561,749	2,916
	Enel Chile SA ADR	125,450	381
			596,051
China (7.9%)
	Tencent Holdings Ltd.	86,972,040	4,576,053
	Alibaba Group Holding Ltd.	238,160,796	2,921,396
*,2	Meituan Class B	77,292,907	1,471,082
*,2	Xiaomi Corp. Class B	228,433,993	1,144,925
*	PDD Holdings Inc. ADR	9,925,818	1,110,798
	China Construction Bank Corp. Class H	1,311,509,479	1,067,195
	Industrial & Commercial Bank of China Ltd. Class H	1,106,889,246	753,433
	JD.com Inc. Class A	35,788,907	727,976
*	Trip.com Group Ltd.	8,726,131	612,872
	Bank of China Ltd. Class H	1,175,300,141	608,016
	BYD Co. Ltd. Class H	15,424,648	542,028
	NetEase Inc.	25,288,009	519,800
	Ping An Insurance Group Co. of China Ltd. Class H	90,908,022	511,874
*	Baidu Inc. Class A	31,228,273	353,082
	China Merchants Bank Co. Ltd. Class H	53,197,696	292,592
	Agricultural Bank of China Ltd. Class H	431,583,504	237,700
	Kweichow Moutai Co. Ltd. Class A	1,128,985	224,306
	PetroChina Co. Ltd. Class H	292,218,085	223,413
*,2	Kuaishou Technology	39,518,349	216,269
*	Li Auto Inc. Class A	16,582,369	195,173
	China Life Insurance Co. Ltd. Class H	104,674,338	194,317
	China Shenhua Energy Co. Ltd. Class H	47,477,560	191,453
*	BeiGene Ltd.	10,974,068	190,557
	China Petroleum & Chemical Corp. Class H	342,443,718	187,284
	ANTA Sports Products Ltd.	17,601,530	187,267
	Yum China Holdings Inc.	3,928,396	179,162
	Zijin Mining Group Co. Ltd. Class H	84,330,595	159,422
	PICC Property & Casualty Co. Ltd. Class H	94,538,973	153,600
	Geely Automobile Holdings Ltd.	82,536,744	152,808
	KE Holdings Inc. ADR	8,407,298	146,539
	Contemporary Amperex Technology Co. Ltd. Class A	3,963,953	141,332
*	XPeng Inc. Class A	18,254,874	138,734
	Tencent Music Entertainment Group ADR	10,290,373	123,279
	Full Truck Alliance Co. Ltd. ADR	10,467,619	117,865

		Shares	Market Value ($000)
	China Resources Land Ltd.	38,705,235	117,819
*,2	Wuxi Biologics Cayman Inc.	48,975,374	117,233
[2]	Pop Mart International Group Ltd.	9,608,398	116,534
[2]	Nongfu Spring Co. Ltd. Class H	24,515,123	115,655
	China Pacific Insurance Group Co. Ltd. Class H	36,228,483	107,917
	Haier Smart Home Co. Ltd. Class H	32,481,925	107,436
	New Oriental Education & Technology Group Inc.	21,346,996	103,984
	China Merchants Bank Co. Ltd. Class A	18,478,629	103,819
	CITIC Ltd.	89,552,062	101,457
[2]	China Tower Corp. Ltd. Class H	656,087,646	94,505
	China CITIC Bank Corp. Ltd. Class H	131,293,797	93,779
*	NIO Inc. Class A	21,166,584	91,593
[2]	Postal Savings Bank of China Co. Ltd. Class H	152,841,794	91,244
	China Yangtze Power Co. Ltd. Class A	21,970,100	87,444
*,2	Innovent Biologics Inc.	20,529,978	87,366
	China Mengniu Dairy Co. Ltd.	43,082,424	86,363
	H World Group Ltd.	26,658,560	86,306
	China Overseas Land & Investment Ltd.	53,928,328	85,952
	Bank of Communications Co. Ltd. Class H	102,284,044	82,744
	Sunny Optical Technology Group Co. Ltd.	9,138,477	82,250
	Yangzijiang Shipbuilding Holdings Ltd.	35,616,522	79,762
*,2	Akeso Inc.	9,946,260	77,841
*	J&T Global Express Ltd.	95,892,600	76,564
*	Kanzhun Ltd. ADR	5,096,836	73,445
	ENN Energy Holdings Ltd.	10,717,351	72,954
	CSPC Pharmaceutical Group Ltd.	124,186,056	71,591
*	TAL Education Group ADR	5,839,926	71,422
*,1,2	SenseTime Group Inc. Class B	337,669,000	70,377
	Vipshop Holdings Ltd. ADR	4,797,198	68,936
	Ping An Insurance Group Co. of China Ltd. Class A	9,776,247	68,833
	China Resources Beer Holdings Co. Ltd.	22,197,843	67,298
*	Bilibili Inc.	3,980,128	66,749
	China Hongqiao Group Ltd.	39,425,783	66,279
	Li Ning Co. Ltd.	31,517,224	65,175
	Industrial & Commercial Bank of China Ltd. Class A	69,001,498	64,866
	CITIC Securities Co. Ltd. Class H	23,089,325	62,908
	BYD Co. Ltd. Class A	1,623,477	61,632
	Wuliangye Yibin Co. Ltd. Class A	3,489,235	61,535
	Qifu Technology Inc. Class A ADR	1,537,771	61,357
	China Resources Power Holdings Co. Ltd.	27,486,882	61,132
*,2	JD Health International Inc.	14,585,945	60,397
	COSCO SHIPPING Holdings Co. Ltd. Class H	39,661,225	59,524
	BYD Electronic International Co. Ltd.	10,830,874	59,141
	People's Insurance Co. Group of China Ltd. Class H	114,905,106	58,806
	Kingsoft Corp. Ltd.	11,480,500	58,039
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	8,587,247	57,991
	Yum China Holdings Inc. (XHKG)	1,249,287	57,780
	Agricultural Bank of China Ltd. Class A	77,228,900	54,928
*	Kingdee International Software Group Co. Ltd.	40,737,286	54,064
	Great Wall Motor Co. Ltd. Class H	32,509,451	53,127
	Industrial Bank Co. Ltd. Class A	18,813,879	52,767
	Tsingtao Brewery Co. Ltd. Class H	8,574,719	52,664
[2]	CGN Power Co. Ltd. Class H	157,195,720	50,875
	Sino Biopharmaceutical Ltd.	137,194,818	49,874
	Kunlun Energy Co. Ltd.	51,692,728	49,358
*	Midea Group Co. Ltd.	4,938,225	48,009
	Weichai Power Co. Ltd. Class H	27,415,364	47,708
	China Galaxy Securities Co. Ltd. Class H	51,666,033	47,065
	Sinopharm Group Co. Ltd. Class H	17,710,127	46,839
	Yankuang Energy Group Co. Ltd. Class H	44,033,805	46,580
[2]	Giant Biogene Holding Co. Ltd.	6,270,400	46,560
*	GCL Technology Holdings Ltd.	289,883,000	45,760
	Anhui Conch Cement Co. Ltd. Class H	16,331,766	44,029
	China Minsheng Banking Corp. Ltd. Class H	89,847,717	42,865
	Haitong Securities Co. Ltd. Class H	48,820,519	42,724
[2]	Longfor Group Holdings Ltd.	33,550,657	42,646
	China Resources Gas Group Ltd.	12,518,274	42,554
	Tongcheng Travel Holdings Ltd.	16,486,619	41,560
	Zijin Mining Group Co. Ltd. Class A	18,308,467	41,400
[2]	Smoore International Holdings Ltd.	25,397,246	41,115

		Shares	Market Value ($000)
	CMOC Group Ltd. Class H	55,569,170	41,053
	CITIC Securities Co. Ltd. Class A	10,964,973	40,770
*,2	JD Logistics Inc.	23,465,476	40,407
[2]	Haidilao International Holding Ltd.	21,446,310	40,234
	Tingyi Cayman Islands Holding Corp.	26,247,630	40,018
*,2	Zhejiang Leapmotor Technology Co. Ltd.	9,502,900	39,694
[2]	China Feihe Ltd.	56,794,189	39,092
	Shanghai Pudong Development Bank Co. Ltd. Class A	26,417,272	38,851
*	Alibaba Health Information Technology Ltd.	82,017,919	38,299
	MINISO Group Holding Ltd.	6,632,716	38,211
	ZTE Corp. Class H	10,649,928	37,232
	Hygon Information Technology Co. Ltd. Class A	2,089,788	37,164
*	Zai Lab Ltd.	13,603,220	36,940
	China State Construction International Holdings Ltd.	24,858,645	36,488
*,1	China Ruyi Holdings Ltd.	112,747,121	36,057
	Aluminum Corp. of China Ltd. Class H	55,618,012	35,799
	Luxshare Precision Industry Co. Ltd. Class A	6,414,661	35,747
	CRRC Corp. Ltd. Class H	56,313,034	35,654
	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	5,734,478	35,365
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,091,487	35,103
	Bank of Communications Co. Ltd. Class A	35,105,997	35,099
	China Shenhua Energy Co. Ltd. Class A	6,345,666	34,967
[2]	China International Capital Corp. Ltd. Class H	20,766,822	34,571
	China Gas Holdings Ltd.	41,368,753	34,294
	China Longyuan Power Group Corp. Ltd. Class H	46,305,772	34,142
	China Coal Energy Co. Ltd. Class H	29,225,441	33,593
	Foxconn Industrial Internet Co. Ltd. Class A	11,240,005	33,363
	Zhaojin Mining Industry Co. Ltd. Class H	20,990,192	33,286
[2]	WuXi AppTec Co. Ltd. Class H	4,645,971	33,067
[2]	Huatai Securities Co. Ltd. Class H	19,108,905	32,907
	China Petroleum & Chemical Corp. Class A	38,931,036	32,667
	New China Life Insurance Co. Ltd. Class H	10,404,732	32,563
	Guangdong Investment Ltd.	41,219,201	31,204
[2]	Hansoh Pharmaceutical Group Co. Ltd.	13,527,836	31,134
	Huaneng Power International Inc. Class H	59,148,098	31,037
[2]	China Resources Mixc Lifestyle Services Ltd.	8,192,290	31,020
	China National Building Material Co. Ltd. Class H	64,269,010	30,739
	China Taiping Insurance Holdings Co. Ltd.	20,398,293	30,449
	Bank of China Ltd. Class A	40,165,200	30,164
*	Cambricon Technologies Corp. Ltd. Class A	375,120	29,889
*	GDS Holdings Ltd. Class A	11,045,386	29,860
	China Merchants Port Holdings Co. Ltd.	17,539,261	29,825
	Inner Mongolia Yitai Coal Co. Ltd. Class B	14,229,556	29,555
	China State Construction Engineering Corp. Ltd. Class A	37,177,838	28,953
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	7,369,218	28,405
	Ping An Bank Co. Ltd. Class A	17,388,113	27,540
	China Pacific Insurance Group Co. Ltd. Class A	6,140,975	27,467
	China Railway Group Ltd. Class H	56,713,618	27,466
[2]	Yadea Group Holdings Ltd.	16,526,488	27,445
	PetroChina Co. Ltd. Class A	23,898,270	27,283
	Sinotruk Hong Kong Ltd.	9,342,975	27,229
	Bosideng International Holdings Ltd.	56,072,417	27,143
	Jiangxi Copper Co. Ltd. Class H	16,911,420	26,841
	Wanhua Chemical Group Co. Ltd. Class A	2,801,183	26,519
	Kingboard Holdings Ltd.	10,186,240	25,957
	Shaanxi Coal Industry Co. Ltd. Class A	8,641,910	25,892
	Muyuan Foods Co. Ltd. Class A	4,915,609	25,289
	Xinyi Solar Holdings Ltd.	60,993,252	25,146
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	4,388,635	24,902
*,1	Genscript Biotech Corp.	18,092,403	24,892
	NAURA Technology Group Co. Ltd. Class A	475,408	24,802
[2]	Hua Hong Semiconductor Ltd.	8,361,895	24,780
	Autohome Inc. ADR	876,012	24,546
	Anhui Gujing Distillery Co. Ltd. Class B	1,686,523	24,497
	East Money Information Co. Ltd. Class A	7,608,143	24,142
	SF Holding Co. Ltd. Class A	4,320,781	23,469
	Hengan International Group Co. Ltd.	8,497,507	23,263
*,1	China Vanke Co. Ltd. Class H	31,094,661	23,229
	China Power International Development Ltd.	62,182,568	23,208
	Beijing Enterprises Holdings Ltd.	6,732,913	23,125

		Shares	Market Value ($000)
	Chinasoft International Ltd.	34,200,258	23,078
	NARI Technology Co. Ltd. Class A	7,191,318	22,912
	China Oilfield Services Ltd. Class H	25,567,043	22,886
	RLX Technology Inc. ADR	10,199,429	22,643
	Bank of Jiangsu Co. Ltd. Class A	16,491,204	22,585
	China Everbright Bank Co. Ltd. Class A	42,268,709	22,579
	Gree Electric Appliances Inc. of Zhuhai Class A	3,636,883	22,559
	CRRC Corp. Ltd. Class A	21,901,800	22,517
	COSCO SHIPPING Holdings Co. Ltd. Class A	11,403,336	22,489
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	5,720,778	22,041
	China Everbright Environment Group Ltd.	50,195,687	21,955
	Dongyue Group Ltd.	20,527,811	21,903
	Bank of Ningbo Co. Ltd. Class A	5,924,042	21,581
	Haier Smart Home Co. Ltd. Class A	5,588,894	21,424
[2]	Meitu Inc.	39,508,204	21,356
	Haitian International Holdings Ltd.	8,012,058	21,301
	Luzhou Laojiao Co. Ltd. Class A	1,318,961	21,120
	GF Securities Co. Ltd. Class H	15,531,386	21,063
	Chongqing Rural Commercial Bank Co. Ltd. Class H	33,640,778	20,591
	China National Nuclear Power Co. Ltd. Class A	15,034,231	20,226
	China CITIC Bank Corp. Ltd. Class A	21,956,677	20,128
[1]	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	32,234,550	20,117
	ZTE Corp. Class A	3,643,864	20,111
	Brilliance China Automotive Holdings Ltd.	41,006,000	20,067
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	25,406,557	20,023
	Shenzhen Inovance Technology Co. Ltd. Class A	2,393,614	19,929
	Atour Lifestyle Holdings Ltd. ADR	725,282	19,880
[1]	Hisense Home Appliances Group Co. Ltd. Class H	5,628,133	19,612
*	Minth Group Ltd.	9,812,408	19,598
	BOE Technology Group Co. Ltd. Class A	31,773,000	19,553
*,2	China CITIC Financial Asset Management Co. Ltd. Class H	217,701,000	19,413
	Jiangsu Expressway Co. Ltd. Class H	17,239,059	19,195
[2]	3SBio Inc.	24,824,641	19,157
*	China Gold International Resources Corp. Ltd.	3,351,000	19,117
*,2	China Literature Ltd.	5,672,477	19,101
	Far East Horizon Ltd.	25,848,309	19,062
	China Communications Services Corp. Ltd. Class H	33,499,501	19,060
	Hithink RoyalFlush Information Network Co. Ltd. Class A	485,031	18,858
	Greentown China Holdings Ltd.	17,008,250	18,855
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	11,854,376	18,834
	Country Garden Services Holdings Co. Ltd.	28,816,942	18,789
	China CSSC Holdings Ltd. Class A	3,991,264	18,487
*	HUTCHMED China Ltd.	6,828,483	18,372
*,1	Kingsoft Cloud Holdings Ltd.	22,077,915	18,286
	China Minsheng Banking Corp. Ltd. Class A	31,805,700	18,219
	China Cinda Asset Management Co. Ltd. Class H	118,147,397	18,029
	Beijing Kingsoft Office Software Inc. Class A	410,003	17,912
*	JOYY Inc. ADR	406,983	17,643
	SAIC Motor Corp. Ltd. Class A	7,433,276	17,597
	China Everbright Bank Co. Ltd. Class H	44,911,762	17,558
	WuXi AppTec Co. Ltd. Class A	2,289,896	17,515
	Shenzhen International Holdings Ltd.	19,464,334	17,422
*,1	Sunac China Holdings Ltd.	83,916,000	17,159
	China United Network Communications Ltd. Class A	25,078,500	16,919
	Sany Heavy Industry Co. Ltd. Class A	7,593,265	16,877
[1]	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	18,042,543	16,648
	Baoshan Iron & Steel Co. Ltd. Class A	17,231,244	16,644
[1]	Zhejiang Expressway Co. Ltd. Class H	23,087,562	16,616
	China Merchants Securities Co. Ltd. Class A	6,678,922	16,604
	Fosun International Ltd.	30,155,506	16,490
	Sinopec Engineering Group Co. Ltd. Class H	20,565,326	16,458
[2]	Guotai Junan Securities Co. Ltd. Class H	11,088,158	16,457
	Shanghai Baosight Software Co. Ltd. Class B	10,273,178	16,451
	Guotai Junan Securities Co. Ltd. Class A	6,679,700	16,368
	Bank of Shanghai Co. Ltd. Class A	12,760,260	16,358
	TravelSky Technology Ltd. Class H	13,239,068	16,314
	AviChina Industry & Technology Co. Ltd. Class H	34,883,655	16,273
	Uni-President China Holdings Ltd.	16,134,074	16,240
*,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	10,432,046	16,214
	Will Semiconductor Co. Ltd. Shanghai Class A	1,095,341	15,992

		Shares	Market Value ($000)
	Lens Technology Co. Ltd. Class A	4,437,193	15,975
[2]	Shandong Gold Mining Co. Ltd. Class H	9,199,850	15,963
	China Conch Venture Holdings Ltd.	19,696,534	15,942
[1,2]	CSC Financial Co. Ltd. Class H	12,759,945	15,880
[1]	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	21,271,924	15,800
	Bank of Beijing Co. Ltd. Class A	18,927,614	15,630
	C&D International Investment Group Ltd.	9,463,833	15,547
*,2	Tuhu Car Inc. Class A	7,642,100	15,446
	Beijing Enterprises Water Group Ltd.	55,622,578	15,439
	China Medical System Holdings Ltd.	17,085,045	15,421
[2]	China Resources Pharmaceutical Group Ltd.	22,888,203	15,400
[1]	Guangzhou Automobile Group Co. Ltd. Class H	38,811,508	15,239
	China Railway Group Ltd. Class A	18,616,400	15,216
	Postal Savings Bank of China Co. Ltd. Class A	20,276,173	15,141
	Daqin Railway Co. Ltd. Class A	16,471,900	15,120
*,1	Air China Ltd. Class H	24,376,218	14,967
	Huaxia Bank Co. Ltd. Class A	14,236,134	14,919
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	532,356	14,892
	CSC Financial Co. Ltd. Class A	4,518,060	14,837
	Huatai Securities Co. Ltd. Class A	6,312,500	14,830
	Jiangsu Yanghe Distillery Co. Ltd. Class A	1,367,267	14,813
*	iQIYI Inc. ADR	6,770,717	14,692
	Kingboard Laminates Holdings Ltd.	14,609,729	14,652
	Shenwan Hongyuan Group Co. Ltd. Class A	21,018,432	14,553
	Iflytek Co. Ltd. Class A	2,069,250	14,504
	Zhongsheng Group Holdings Ltd.	9,159,397	14,485
	Xtep International Holdings Ltd.	18,745,841	14,485
	Fuyao Glass Industry Group Co. Ltd. Class A	1,747,900	14,393
	Aier Eye Hospital Group Co. Ltd. Class A	8,436,084	14,389
	Yuexiu Property Co. Ltd.	22,908,657	14,348
[2]	Topsports International Holdings Ltd.	38,714,479	14,321
	Fufeng Group Ltd.	21,232,124	14,201
	Advanced Micro-Fabrication Equipment Inc. China Class A	558,611	13,930
	Hello Group Inc. ADR	1,934,292	13,908
	LONGi Green Energy Technology Co. Ltd. Class A	6,755,288	13,856
*,2	NetEase Cloud Music Inc.	877,350	13,786
	Zhongji Innolight Co. Ltd. Class A	869,990	13,778
*,1,2	Ascentage Pharma Group International	3,148,128	13,748
	FinVolution Group ADR	1,793,639	13,703
[1,2]	Ganfeng Lithium Group Co. Ltd. Class H	5,484,589	13,692
	Ningbo Tuopu Group Co. Ltd. Class A	1,494,061	13,548
*,1	Alibaba Pictures Group Ltd.	193,861,139	13,253
	SDIC Power Holdings Co. Ltd. Class A	6,661,603	13,210
*,1	Vnet Group Inc. ADR	1,889,613	13,171
	Wens Foodstuff Group Co. Ltd. Class A	5,892,459	13,130
	Aluminum Corp. of China Ltd. Class A	12,017,800	12,957
	China Three Gorges Renewables Group Co. Ltd. Class A	22,287,900	12,908
	Sinotrans Ltd. Class H	26,896,079	12,832
	Anhui Conch Cement Co. Ltd. Class A	3,708,300	12,757
	Dongfeng Motor Group Co. Ltd. Class H	31,880,225	12,741
	Chongqing Changan Automobile Co. Ltd. Class A	7,325,657	12,706
	New China Life Insurance Co. Ltd. Class A	1,922,991	12,697
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	7,509,382	12,659
*,1,2	East Buy Holding Ltd.	5,965,841	12,591
*	XD Inc.	3,810,836	12,515
*,1	Shanghai Electric Group Co. Ltd. Class H	36,690,589	12,490
	Haitong Securities Co. Ltd. Class A	8,492,800	12,410
	Poly Developments & Holdings Group Co. Ltd. Class A	10,771,825	12,408
	AECC Aviation Power Co. Ltd. Class A	2,387,206	12,319
	China Nonferrous Mining Corp. Ltd.	18,646,316	12,294
	Weichai Power Co. Ltd. Class A	6,045,900	12,034
	China Galaxy Securities Co. Ltd. Class A	6,235,319	12,023
	Focus Media Information Technology Co. Ltd. Class A	13,038,872	11,876
	China Suntien Green Energy Corp. Ltd. Class H	24,871,313	11,865
	TCL Technology Group Corp. Class A	17,017,440	11,790
	Yunnan Baiyao Group Co. Ltd. Class A	1,469,935	11,751
[1,2]	China Merchants Securities Co. Ltd. Class H	6,308,025	11,606
	Shandong Gold Mining Co. Ltd. Class A	3,399,585	11,522
	GoerTek Inc. Class A	3,005,986	11,514
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	481,252	11,472

		Shares	Market Value ($000)
	Tongwei Co. Ltd. Class A	4,067,484	11,443
	Onewo Inc. Class H	4,016,800	11,385
	Sungrow Power Supply Co. Ltd. Class A	1,141,271	11,346
	China Jinmao Holdings Group Ltd.	96,179,558	11,283
	XCMG Construction Machinery Co. Ltd. Class A	10,686,964	11,268
	Yangzijiang Financial Holding Ltd.	32,218,058	11,223
	Lao Feng Xiang Co. Ltd. Class B	3,113,572	11,218
	Yihai International Holding Ltd.	6,488,377	11,193
	China Zheshang Bank Co. Ltd. Class H	38,621,000	11,174
	Huadian Power International Corp. Ltd. Class H	22,840,209	11,172
*	China Southern Airlines Co. Ltd. Class H	23,314,505	11,122
*	Qinghai Salt Lake Industry Co. Ltd. Class A	4,866,266	11,113
	Kuang-Chi Technologies Co. Ltd. Class A	1,970,100	11,076
*	Daqo New Energy Corp. ADR	618,276	11,073
	Anhui Jianghuai Automobile Group Corp. Ltd. Class A	1,961,600	11,067
	China Overseas Property Holdings Ltd.	17,862,294	11,046
	Rongsheng Petrochemical Co. Ltd. Class A	8,956,364	10,918
	Power Construction Corp. of China Ltd. Class A	15,505,502	10,878
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	8,013,900	10,828
*	GigaDevice Semiconductor Inc. Class A	614,061	10,820
	Bank of Hangzhou Co. Ltd. Class A	5,270,504	10,736
	Eve Energy Co. Ltd. Class A	1,820,258	10,709
*,2	Keymed Biosciences Inc.	2,812,291	10,708
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	6,033,228	10,676
[1,2]	Jinxin Fertility Group Ltd.	33,896,515	10,586
	GF Securities Co. Ltd. Class A	4,941,388	10,565
*,1	Microport Scientific Corp.	12,601,539	10,524
	Grand Pharmaceutical Group Ltd.	19,190,903	10,408
	Henan Shuanghui Investment & Development Co. Ltd. Class A	2,843,980	10,334
	Guangdong Haid Group Co. Ltd. Class A	1,505,358	10,328
*,1,2	Weimob Inc.	34,549,666	10,271
	Weibo Corp. ADR	1,039,519	10,208
	China Construction Bank Corp. Class A	8,661,001	10,192
*	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.	494,700	10,127
*	Shanghai MicroPort MedBot Group Co. Ltd.	4,816,500	10,093
	Shanghai International Airport Co. Ltd. Class A	2,191,136	10,043
[1]	JinkoSolar Holding Co. Ltd. ADR	483,440	10,041
*,1	EHang Holdings Ltd. ADR	590,191	10,027
	Chongqing Changan Automobile Co. Ltd. Class B	21,773,899	9,963
	WUS Printed Circuit Kunshan Co. Ltd. Class A	1,721,450	9,942
	360 Security Technology Inc. Class A	6,488,691	9,896
	China Reinsurance Group Corp. Class H	93,609,308	9,772
	Eoptolink Technology Inc. Ltd. Class A	559,258	9,702
	COSCO SHIPPING Ports Ltd.	16,707,910	9,667
	IEIT Systems Co. Ltd. Class A	1,334,452	9,577
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	3,297,800	9,565
	Anhui Expressway Co. Ltd. Class H	7,003,025	9,531
	China Energy Engineering Corp. Ltd. Class A	30,615,038	9,506
	Sichuan Chuantou Energy Co. Ltd. Class A	4,339,276	9,500
	Seres Group Co. Ltd. Class A	516,000	9,494
	Montage Technology Co. Ltd. Class A	1,006,331	9,478
*	China Southern Airlines Co. Ltd. Class A	10,981,500	9,360
	GD Power Development Co. Ltd. Class A	16,100,270	9,324
*	Shanghai Electric Group Co. Ltd. Class A	9,271,235	9,281
	People's Insurance Co. Group of China Ltd. Class A	9,375,299	9,274
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,773,850	9,269
[2]	China Tourism Group Duty Free Corp. Ltd. Class H	1,535,900	9,264
	Greentown Service Group Co. Ltd.	19,706,059	9,184
[2]	Simcere Pharmaceutical Group Ltd.	10,359,248	9,121
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,063,952	9,115
	Shanghai Industrial Holdings Ltd.	6,261,014	9,105
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	2,153,218	9,097
*	Beijing Capital International Airport Co. Ltd. Class H	24,734,191	9,030
	Orient Securities Co. Ltd. Class A	6,678,515	8,978
[2]	BAIC Motor Corp. Ltd. Class H	31,742,454	8,949
*	DPC Dash Ltd.	878,800	8,945
	Shengyi Technology Co. Ltd. Class A	2,160,500	8,922
	China Water Affairs Group Ltd.	15,345,909	8,872
	Yankuang Energy Group Co. Ltd. Class A	4,783,155	8,872
[2]	Blue Moon Group Holdings Ltd.	20,247,272	8,825

		Shares	Market Value ($000)
*	Nine Dragons Paper Holdings Ltd.	21,705,711	8,823
	JCET Group Co. Ltd. Class A	1,634,581	8,779
	Tianneng Power International Ltd.	9,123,375	8,776
[2]	China Railway Signal & Communication Corp. Ltd. Class H	21,667,444	8,760
	Tianli International Holdings Ltd.	16,876,057	8,754
	Zhejiang Juhua Co. Ltd. Class A	2,460,546	8,745
	China Tobacco International HK Co. Ltd.	2,408,123	8,691
	China Datang Corp. Renewable Power Co. Ltd. Class H	31,867,753	8,691
[1]	Flat Glass Group Co. Ltd. Class H	5,854,777	8,671
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	35,245,985	8,651
	Zhejiang China Commodities City Group Co. Ltd. Class A	4,863,800	8,644
	Shougang Fushan Resources Group Ltd.	27,762,840	8,501
	Everbright Securities Co. Ltd. Class A	3,623,200	8,480
*	Hainan Airlines Holding Co. Ltd. Class A	37,691,522	8,475
	Zhejiang NHU Co. Ltd. Class A	2,727,620	8,471
*,2,3	New Horizon Health Ltd.	4,645,117	8,430
*	China Vanke Co. Ltd. Class A	8,363,038	8,423
	Satellite Chemical Co. Ltd. Class A	3,035,848	8,396
	Great Wall Motor Co. Ltd. Class A	2,431,064	8,356
*	ANE Cayman Inc.	9,034,500	8,349
*	China Traditional Chinese Medicine Holdings Co. Ltd.	33,855,682	8,303
	Anhui Gujing Distillery Co. Ltd. Class A	360,637	8,291
*	Seazen Group Ltd.	36,894,348	8,199
*	Air China Ltd. Class A	7,937,500	8,185
*,2	Hygeia Healthcare Holdings Co. Ltd.	4,908,448	8,040
	Sany Heavy Equipment International Holdings Co. Ltd.	12,310,124	7,992
	SSY Group Ltd.	19,432,411	7,900
	TCL Electronics Holdings Ltd.	8,985,213	7,879
	Founder Securities Co. Ltd. Class A	7,301,770	7,878
*,1	ZEEKR Intelligent Technology Holding Ltd. ADR	301,191	7,873
	CMOC Group Ltd. Class A	7,806,900	7,838
	Sinopec Kantons Holdings Ltd.	13,930,714	7,823
*	China Eastern Airlines Corp. Ltd. Class H	24,237,864	7,792
	China Energy Engineering Corp. Ltd. Class H	63,638,185	7,782
	Zhongjin Gold Corp. Ltd. Class A	4,244,085	7,777
	Sieyuan Electric Co. Ltd. Class A	694,800	7,739
	Yutong Bus Co. Ltd. Class A	1,950,400	7,665
[1,2]	Pharmaron Beijing Co. Ltd. Class H	4,186,570	7,659
	Gushengtang Holdings Ltd.	2,181,296	7,657
	CIMC Enric Holdings Ltd.	8,464,208	7,641
	Shanghai International Port Group Co. Ltd. Class A	9,356,000	7,616
*	Sinopec Shanghai Petrochemical Co. Ltd. Class H	48,753,906	7,596
	Huadong Medicine Co. Ltd. Class A	1,573,263	7,563
	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	3,996,863	7,545
	Shenzhen Expressway Corp. Ltd. Class H	8,898,965	7,513
*,1	Canadian Solar Inc.	728,026	7,506
	TBEA Co. Ltd. Class A	4,551,899	7,505
*	China Eastern Airlines Corp. Ltd. Class A	14,001,200	7,495
[2]	Orient Securities Co. Ltd. Class H	11,573,698	7,490
	Hangzhou Steam Turbine Power Group Co. Ltd. Class B	5,855,511	7,489
	Metallurgical Corp. of China Ltd. Class H	38,154,697	7,471
	Fu Shou Yuan International Group Ltd.	13,494,420	7,436
	China Coal Energy Co. Ltd. Class A	4,700,254	7,410
	Citic Pacific Special Steel Group Co. Ltd. Class A	4,579,988	7,362
	Lingyi iTech Guangdong Co. Class A	6,246,400	7,346
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	1,732,300	7,337
	ENN Natural Gas Co. Ltd. Class A	2,599,663	7,328
*,2	Mobvista Inc.	7,948,000	7,325
	Ganfeng Lithium Group Co. Ltd. Class A	1,594,551	7,288
	Goldwind Science & Technology Co. Ltd. Class H	10,381,063	7,276
	China Everbright Ltd.	11,536,287	7,252
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,549,400	7,177
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	15,104,278	7,168
	Huaneng Lancang River Hydropower Inc. Class A	5,734,200	7,145
*,2	InnoCare Pharma Ltd.	10,039,135	7,138
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	1,165,201	7,112
	Sanan Optoelectronics Co. Ltd. Class A	4,477,181	7,090
*,2	Evergrande Property Services Group Ltd.	74,449,000	7,084
*,2	Luye Pharma Group Ltd.	26,464,539	7,083
	China Merchants Energy Shipping Co. Ltd. Class A	7,379,300	7,053

		Shares	Market Value ($000)
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	3,131,267	7,050
	Chongqing Zhifei Biological Products Co. Ltd. Class A	2,110,673	7,038
	Bank of Nanjing Co. Ltd. Class A	4,759,248	7,009
	Poly Property Services Co. Ltd. Class H	1,982,772	6,995
	Yunnan Aluminium Co. Ltd. Class A	3,043,000	6,960
*,2	Legend Holdings Corp. Class H	7,360,053	6,958
	Suzhou TFC Optical Communication Co. Ltd. Class A	495,212	6,881
[2]	Qingdao Port International Co. Ltd. Class H	8,807,832	6,852
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	2,074,399	6,806
	Guangdong Provincial Expressway Development Co. Ltd. Class B	6,554,536	6,797
	China BlueChemical Ltd. Class H	24,083,366	6,754
	China International Marine Containers Group Co. Ltd. Class H	9,597,716	6,747
*	COFCO Joycome Foods Ltd.	38,069,541	6,725
	Livzon Pharmaceutical Group Inc. Class H	1,973,005	6,683
*	DingDong Cayman Ltd. ADR	1,962,811	6,674
[2]	Genertec Universal Medical Group Co. Ltd.	10,797,925	6,672
[2]	Shenwan Hongyuan Group Co. Ltd. Class H	23,856,000	6,670
	Ningbo Deye Technology Co. Ltd. Class A	568,026	6,646
*	Newborn Town Inc.	10,898,747	6,640
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	2,383,467	6,624
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	4,756,720	6,616
	Beijing New Building Materials plc Class A	1,528,735	6,605
*,2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	5,576,264	6,588
	Huizhou Desay Sv Automotive Co. Ltd. Class A	439,319	6,585
	Datang International Power Generation Co. Ltd. Class H	38,038,302	6,555
	Digital China Holdings Ltd.	17,629,283	6,555
	China Education Group Holdings Ltd.	14,806,248	6,550
*,1	Canaan Inc. ADR	3,149,234	6,519
	Huayu Automotive Systems Co. Ltd. Class A	2,808,305	6,511
*,1,2	Maoyan Entertainment	5,856,777	6,510
	COSCO SHIPPING Development Co. Ltd. Class H	48,789,512	6,494
	Bank of Chongqing Co. Ltd. Class H	8,445,546	6,489
	Industrial Securities Co. Ltd. Class A	7,826,910	6,460
	Jiangsu King's Luck Brewery JSC Ltd. Class A	1,070,369	6,435
	Metallurgical Corp. of China Ltd. Class A	15,008,294	6,430
	Victory Giant Technology Huizhou Co. Ltd. Class A	860,562	6,394
*	Yonghui Superstores Co. Ltd. Class A	8,468,400	6,392
	Spring Airlines Co. Ltd. Class A	859,500	6,389
	Guosen Securities Co. Ltd. Class A	4,454,452	6,349
	Isoftstone Information Technology Group Co. Ltd. Class A	858,178	6,345
	Mango Excellent Media Co. Ltd. Class A	1,643,799	6,312
	Sailun Group Co. Ltd. Class A	2,972,743	6,285
	National Silicon Industry Group Co. Ltd. Class A	2,545,348	6,276
*	CCOOP Group Co. Ltd. Class A	17,516,100	6,274
	Consun Pharmaceutical Group Ltd.	6,195,994	6,268
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	6,192,699	6,253
	Sichuan Road & Bridge Group Co. Ltd. Class A	6,307,070	6,248
	Zhejiang Huayou Cobalt Co. Ltd. Class A	1,543,575	6,238
	Tsingtao Brewery Co. Ltd. Class A	648,058	6,231
[1,2]	Ping An Healthcare & Technology Co. Ltd.	7,884,135	6,226
	Wasion Holdings Ltd.	6,276,000	6,221
	Zhejiang Dahua Technology Co. Ltd. Class A	2,955,493	6,194
	China Tourism Group Duty Free Corp. Ltd. Class A	736,192	6,193
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	757,222	6,190
	Beijing Tong Ren Tang Co. Ltd. Class A	1,201,934	6,130
	Hundsun Technologies Inc. Class A	1,702,151	6,120
[1,2]	ZJLD Group Inc.	7,119,600	6,114
	Sun Art Retail Group Ltd.	27,790,328	6,078
*	Zhongyu Energy Holdings Ltd.	10,453,677	6,010
[2]	Hangzhou Tigermed Consulting Co. Ltd. Class H	1,661,917	6,005
	Hengli Petrochemical Co. Ltd. Class A	2,900,320	5,996
	Towngas Smart Energy Co. Ltd.	15,307,733	5,946
	Canvest Environmental Protection Group Co. Ltd.	9,755,428	5,941
	JNBY Design Ltd.	2,793,164	5,906
	Shanjin International Gold Co. Ltd. Class A	2,530,518	5,895
	Bestechnic Shanghai Co. Ltd. Class A	107,502	5,885
	China Resources Building Materials Technology Holdings Ltd.	30,355,498	5,879
	Kunlun Tech Co. Ltd. Class A	1,144,945	5,853
[1]	Lufax Holding Ltd. ADR	2,512,790	5,805
*	Loongson Technology Corp. Ltd. Class A	357,643	5,794

		Shares	Market Value ($000)
	Zhejiang Zheneng Electric Power Co. Ltd. Class A	7,844,900	5,791
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	2,073,204	5,788
[1]	China Risun Group Ltd.	16,527,094	5,775
	Shanghai RAAS Blood Products Co. Ltd. Class A	5,981,479	5,753
	Eastroc Beverage Group Co. Ltd. Class A	171,080	5,733
	China Lesso Group Holdings Ltd.	13,144,416	5,729
	Tianqi Lithium Corp. Class A	1,348,590	5,698
	Huaneng Power International Inc. Class A	6,414,876	5,697
	Jiangsu Zhongtian Technology Co. Ltd. Class A	3,017,400	5,686
	Lonking Holdings Ltd.	26,143,798	5,682
	Inner Mongolia ERDOS Resources Co. Ltd. Class B	6,551,040	5,676
	Yealink Network Technology Corp. Ltd. Class A	991,641	5,626
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,448,731	5,625
	China Yongda Automobiles Services Holdings Ltd.	17,191,260	5,611
	Shandong Nanshan Aluminum Co. Ltd. Class A	9,985,735	5,609
	Zheshang Securities Co. Ltd. Class A	3,584,761	5,592
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	3,278,000	5,587
*	Hopson Development Holdings Ltd.	14,559,716	5,582
	Lee & Man Paper Manufacturing Ltd.	19,326,016	5,566
	China Jushi Co. Ltd. Class A	3,558,388	5,556
*	Hainan Airport Infrastructure Co. Ltd. Class A	11,008,339	5,555
	Dongfang Electric Corp. Ltd. Class A	2,691,600	5,547
*,2	Bairong Inc. Class B	5,195,000	5,524
	West China Cement Ltd.	29,086,756	5,498
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	5,002,086	5,486
	Ningxia Baofeng Energy Group Co. Ltd. Class A	2,269,000	5,486
	Tong Ren Tang Technologies Co. Ltd. Class H	8,723,777	5,477
	China National Chemical Engineering Co. Ltd. Class A	5,303,743	5,453
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	761,541	5,437
	Ming Yuan Cloud Group Holdings Ltd.	16,025,192	5,429
	LB Group Co. Ltd. Class A	2,159,900	5,413
	Dongfang Electric Corp. Ltd. Class H	4,662,900	5,406
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	1,863,346	5,398
	China Resources Microelectronics Ltd. Class A	852,624	5,369
	Beijing Jingneng Clean Energy Co. Ltd. Class H	22,655,492	5,333
*,1,2	Yidu Tech Inc.	8,152,795	5,326
*	Q Technology Group Co. Ltd.	5,318,379	5,322
	TongFu Microelectronics Co. Ltd. Class A	1,358,802	5,317
	Poly Property Group Co. Ltd.	28,207,730	5,311
	Western Mining Co. Ltd. Class A	2,200,367	5,309
	NetDragon Websoft Holdings Ltd.	4,073,129	5,307
	Jiangxi Copper Co. Ltd. Class A	1,810,801	5,304
	Tongling Nonferrous Metals Group Co. Ltd. Class A	11,660,306	5,294
*	Jiangsu Hoperun Software Co. Ltd. Class A	797,700	5,289
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	5,162,407	5,274
	HLA Group Corp. Ltd. Class A	4,288,763	5,201
	Jinko Solar Co. Ltd. Class A	6,155,560	5,172
	Skyworth Group Ltd.	14,964,344	5,169
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	902,073	5,166
	PAX Global Technology Ltd.	8,379,609	5,159
	Shenergy Co. Ltd. Class A	4,293,600	5,151
	China Overseas Grand Oceans Group Ltd.	22,977,402	5,150
	Shoucheng Holdings Ltd.	40,336,332	5,149
*	Hangzhou Silan Microelectronics Co. Ltd. Class A	1,483,228	5,146
	JA Solar Technology Co. Ltd. Class A	2,983,794	5,121
	Shenzhen Transsion Holdings Co. Ltd. Class A	369,177	5,121
	Beijing Roborock Technology Co. Ltd. Class A	161,642	5,120
	Goneo Group Co. Ltd. Class A	519,347	5,106
	Guangshen Railway Co. Ltd. Class H	18,829,193	5,099
*	Lifetech Scientific Corp.	30,496,619	5,096
[2]	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	2,414,103	5,089
	Youngor Fashion Co. Ltd. Class A	4,510,400	5,080
*	China Greatwall Technology Group Co. Ltd. Class A	2,824,500	5,076
	Beijing Tiantan Biological Products Corp. Ltd. Class A	1,762,344	5,072
	Wingtech Technology Co. Ltd. Class A	1,087,146	5,051
	First Tractor Co. Ltd. Class H	5,400,714	5,048
	Yunnan Yuntianhua Co. Ltd. Class A	1,585,273	5,045
	SUPCON Technology Co. Ltd. Class A	723,267	5,029
	Sichuan Changhong Electric Co. Ltd. Class A	4,222,100	5,016
	Dong-E-E-Jiao Co. Ltd. Class A	596,480	5,001

		Shares	Market Value ($000)
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	1,950,900	4,994
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	6,899,200	4,985
*	OFILM Group Co. Ltd. Class A	3,062,214	4,979
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,172,425	4,956
	Imeik Technology Development Co. Ltd. Class A	210,280	4,955
	Guanghui Energy Co. Ltd. Class A	5,873,900	4,934
*,1	Xinte Energy Co. Ltd. Class H	5,262,205	4,934
	Pharmaron Beijing Co. Ltd. Class A	1,430,159	4,919
	Accelink Technologies Co. Ltd. Class A	735,000	4,907
	China Railway Signal & Communication Corp. Ltd. Class A	6,084,428	4,892
*,2	China Bohai Bank Co. Ltd. Class H	40,432,927	4,886
	Sichuan Expressway Co. Ltd. Class H	11,411,253	4,884
*,1	Fenbi Ltd.	14,761,000	4,862
*	New Hope Liuhe Co. Ltd. Class A	4,050,887	4,861
	Hangzhou Tigermed Consulting Co. Ltd. Class A	715,980	4,847
	SG Micro Corp. Class A	415,370	4,846
	YTO Express Group Co. Ltd. Class A	2,549,659	4,826
	China Oriental Group Co. Ltd.	33,151,391	4,823
	Huagong Tech Co. Ltd. Class A	887,200	4,819
	Hangzhou GreatStar Industrial Co. Ltd.	1,078,000	4,792
	Xiamen Amoytop Biotech Co. Ltd. Class A	429,407	4,792
	SooChow Securities Co. Ltd. Class A	4,608,877	4,789
	Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	172,688	4,759
	Maxscend Microelectronics Co. Ltd. Class A	437,405	4,742
	AIMA Technology Group Co. Ltd. Class A	804,394	4,713
	Sunwoda Electronic Co. Ltd. Class A	1,592,204	4,704
	Huaibei Mining Holdings Co. Ltd. Class A	2,411,112	4,697
	APT Medical Inc. Class A	89,672	4,682
	CGN New Energy Holdings Co. Ltd.	16,213,506	4,673
*	China National Software & Service Co. Ltd. Class A	778,298	4,661
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	1,105,200	4,637
	Shanghai Baosight Software Co. Ltd. Class A	1,158,371	4,633
	Jiangsu Eastern Shenghong Co. Ltd. Class A	3,914,065	4,626
	Hengtong Optic-electric Co. Ltd. Class A	2,139,860	4,625
	Guoyuan Securities Co. Ltd. Class A	4,218,740	4,622
*	Yonyou Network Technology Co. Ltd. Class A	3,053,285	4,620
	Changchun High-Tech Industry Group Co. Ltd. Class A	359,073	4,616
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	2,641,216	4,582
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	1,230,716	4,567
	Trina Solar Co. Ltd. Class A	1,927,685	4,567
*	Tianfeng Securities Co. Ltd. Class A	8,053,000	4,562
	Changjiang Securities Co. Ltd. Class A	5,169,432	4,550
	China XD Electric Co. Ltd. Class A	4,522,183	4,550
	Zangge Mining Co. Ltd. Class A	1,069,679	4,550
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	1,366,800	4,543
	BOE Technology Group Co. Ltd. Class B	12,351,229	4,538
	BOE Varitronix Ltd.	4,875,854	4,537
	Tianshui Huatian Technology Co. Ltd. Class A	2,917,045	4,533
	First Capital Securities Co. Ltd. Class A	4,252,600	4,532
	Shenzhen Megmeet Electrical Co. Ltd. Class A	519,225	4,506
	CSG Holding Co. Ltd. Class B	17,537,213	4,484
	Shenzhen Goodix Technology Co. Ltd. Class A	409,100	4,465
	Shandong Sun Paper Industry JSC Ltd. Class A	2,310,000	4,452
	Gotion High-tech Co. Ltd. Class A	1,557,700	4,448
	Huadian Power International Corp. Ltd. Class A	6,238,600	4,447
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	898,330	4,441
	Sihuan Pharmaceutical Holdings Group Ltd.	58,233,035	4,438
	CSPC Innovation Pharmaceutical Co. Ltd. Class A	1,114,080	4,422
[2]	Angelalign Technology Inc.	626,478	4,412
	Ningbo Orient Wires & Cables Co. Ltd. Class A	604,900	4,409
	GalaxyCore Inc. Class A	2,301,465	4,405
	China Modern Dairy Holdings Ltd.	37,639,317	4,401
	Concord New Energy Group Ltd.	71,940,075	4,399
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	2,940,433	4,372
	Guangdong HEC Technology Holding Co. Ltd. Class A	2,649,467	4,361
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	1,721,252	4,355
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	1,852,600	4,346
*	Amlogic Shanghai Co. Ltd. Class A	373,373	4,343
*	Ninestar Corp. Class A	1,234,664	4,342
*,2	CanSino Biologics Inc. Class H	1,197,102	4,342

		Shares	Market Value ($000)
	SPIC Industry-Finance Holdings Co. Ltd. Class A	5,535,604	4,340
	Bank of Changsha Co. Ltd. Class A	3,399,400	4,328
	COSCO SHIPPING Development Co. Ltd. Class A	12,765,172	4,294
[2]	Sunac Services Holdings Ltd.	21,362,708	4,293
	Zhejiang Cfmoto Power Co. Ltd. Class A	150,600	4,287
*,1	Gaotu Techedu Inc. ADR	1,956,571	4,285
*,1	Adicon Holdings Ltd.	4,794,227	4,285
	Wintime Energy Group Co. Ltd. Class A	19,829,700	4,271
	Yuexiu Transport Infrastructure Ltd.	9,002,245	4,257
	Dongxing Securities Co. Ltd. Class A	2,900,222	4,251
[1,2]	Jiumaojiu International Holdings Ltd.	12,535,535	4,248
*	Country Garden Holdings Co. Ltd.	76,059,898	4,246
	Humanwell Healthcare Group Co. Ltd. Class A	1,415,300	4,243
	Caitong Securities Co. Ltd. Class A	3,984,290	4,200
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	1,179,900	4,189
	China Shineway Pharmaceutical Group Ltd.	3,929,854	4,182
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	5,098,443	4,175
	Unisplendour Corp. Ltd. Class A	1,193,152	4,173
	Avary Holding Shenzhen Co. Ltd. Class A	744,640	4,172
	Western Securities Co. Ltd. Class A	3,943,344	4,163
	Hisense Home Appliances Group Co. Ltd. Class A	946,457	4,155
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	228,060	4,142
	TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	3,606,875	4,139
	Espressif Systems Shanghai Co. Ltd. Class A	110,331	4,127
*	Lifan Technology Group Co. Ltd. Class A	4,819,400	4,124
	Tianqi Lithium Corp. Class H	1,414,200	4,112
*	Angang Steel Co. Ltd. Class H	21,061,121	4,102
	China Resources Medical Holdings Co. Ltd.	8,462,918	4,073
[2]	AsiaInfo Technologies Ltd.	5,561,227	4,070
	Huafon Chemical Co. Ltd. Class A	3,612,805	4,034
*	FIH Mobile Ltd.	39,068,562	4,026
	Huaxin Cement Co. Ltd. Class H	4,140,172	4,018
*,1,2	JS Global Lifestyle Co. Ltd.	17,078,751	4,015
*	J-Yuan Trust Co. Ltd. Class A	8,780,700	3,979
	Shanghai Allist Pharmaceuticals Co. Ltd. Class A	418,278	3,950
	Tiangong International Co. Ltd.	16,509,510	3,949
	Beijing Yanjing Brewery Co. Ltd. Class A	2,523,610	3,948
	Shui On Land Ltd.	47,198,378	3,947
	CNGR Advanced Material Co. Ltd. Class A	845,058	3,944
	Flat Glass Group Co. Ltd. Class A	1,491,565	3,939
	Han's Laser Technology Industry Group Co. Ltd. Class A	1,106,400	3,917
	Yuexiu REIT	34,176,986	3,914
	Qilu Bank Co. Ltd. Class A	4,878,185	3,892
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	183,236	3,869
	Hubei Energy Group Co. Ltd. Class A	5,766,467	3,857
	Guangdong Electric Power Development Co. Ltd. Class B	15,075,212	3,854
	GEM Co. Ltd. Class A	4,388,120	3,846
	AVIC Industry-Finance Holdings Co. Ltd. Class A	8,139,195	3,844
	RoboTechnik Intelligent Technology Co. Ltd. Class A	155,400	3,844
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	409,249	3,842
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	1,887,224	3,838
*	Sohu.com Ltd. ADR	304,407	3,832
	Piotech Inc. Class A	193,982	3,829
	China Zheshang Bank Co. Ltd. Class A	9,531,730	3,812
	Shenzhen Kinwong Electronic Co. Ltd. Class A	799,460	3,808
	Shenzhen Envicool Technology Co. Ltd. Class A	676,178	3,808
	Hwatsing Technology Co. Ltd. Class A	172,977	3,802
	Huaan Securities Co. Ltd. Class A	4,896,093	3,795
*	ASR Microelectronics Co. Ltd. Class A	394,539	3,791
	Hoshine Silicon Industry Co. Ltd. Class A	527,780	3,783
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	3,360,439	3,777
	Shenzhen Energy Group Co. Ltd. Class A	4,450,157	3,765
[2]	A-Living Smart City Services Co. Ltd.	10,795,289	3,763
	Guangzhou Automobile Group Co. Ltd. Class A	3,164,785	3,760
*	IRICO Display Devices Co. Ltd. Class A	3,212,768	3,759
*	Shengyi Electronics Co. Ltd. Class A	745,913	3,754
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	912,427	3,753
	Zhejiang Crystal-Optech Co. Ltd. Class A	1,232,983	3,735
*	Yanlord Land Group Ltd.	8,933,292	3,734
	Meihua Holdings Group Co. Ltd. Class A	2,687,000	3,724

		Shares	Market Value ($000)
	Chervon Holdings Ltd.	1,508,100	3,714
	Empyrean Technology Co. Ltd. Class A	252,783	3,711
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,446,137	3,705
	Hualan Biological Engineering Inc. Class A	1,694,155	3,698
	SDIC Capital Co. Ltd. Class A	3,767,000	3,694
*,1	Zhihu Inc. ADR	1,058,218	3,693
	Angel Yeast Co. Ltd. Class A	762,500	3,643
	Shenzhen Kaifa Technology Co. Ltd. Class A	1,380,450	3,643
	Shanghai Belling Co. Ltd. Class A	726,100	3,631
	Hisense Visual Technology Co. Ltd. Class A	1,110,900	3,630
	Hunan Valin Steel Co. Ltd. Class A	5,789,440	3,623
	Sinolink Securities Co. Ltd. Class A	3,180,100	3,619
*	Jiangxi Zhengbang Technology Co. Ltd. Class A	9,516,100	3,614
	Tongkun Group Co. Ltd. Class A	2,192,760	3,613
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	588,500	3,608
	Kingnet Network Co. Ltd. Class A	1,873,000	3,603
	Minmetals Capital Co. Ltd. Class A	4,344,200	3,597
	Xiamen C & D Inc. Class A	2,711,800	3,590
	China Rare Earth Resources & Technology Co. Ltd. Class A	942,500	3,589
	Zhejiang Longsheng Group Co. Ltd. Class A	2,689,805	3,589
	Chongqing Rural Commercial Bank Co. Ltd. Class A	4,299,000	3,581
	Shenzhen Investment Ltd.	34,333,328	3,578
	Sinomine Resource Group Co. Ltd. Class A	683,675	3,572
	Bethel Automotive Safety Systems Co. Ltd. Class A	562,540	3,551
*	Siasun Robot & Automation Co. Ltd. Class A	1,410,640	3,546
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	1,453,486	3,539
*,1	Guangzhou R&F Properties Co. Ltd. Class H	22,422,575	3,538
	CNPC Capital Co. Ltd. Class A	3,882,657	3,513
	Harbin Electric Co. Ltd. Class H	8,599,020	3,509
	Sichuan Development Lomon Co. Ltd. Class A	1,943,550	3,509
	Geovis Technology Co. Ltd. Class A	517,812	3,508
	Sinofert Holdings Ltd.	24,268,198	3,499
	Wuhan Guide Infrared Co. Ltd. Class A	3,879,837	3,498
	Yunnan Copper Co. Ltd. Class A	1,980,800	3,495
	Jinduicheng Molybdenum Co. Ltd. Class A	2,406,000	3,492
	Hangcha Group Co. Ltd. Class A	1,314,201	3,489
	Southwest Securities Co. Ltd. Class A	5,775,609	3,483
*,1,2	Alphamab Oncology	8,358,959	3,483
	Livzon Pharmaceutical Group Inc. Class A	692,843	3,482
	Xiamen Faratronic Co. Ltd. Class A	204,220	3,477
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	1,152,295	3,457
	Yifeng Pharmacy Chain Co. Ltd. Class A	1,097,070	3,457
*	Shenzhen Infogem Technologies Co. Ltd. Class A	648,800	3,450
	Western Superconducting Technologies Co. Ltd. Class A	581,959	3,441
	Yili Chuanning Biotechnology Co. Ltd. Class A	2,063,800	3,440
	Jiangsu Yoke Technology Co. Ltd. Class A	415,900	3,437
*,1,2	Remegen Co. Ltd. Class H	2,003,320	3,437
[2]	Everbright Securities Co. Ltd. Class H	3,514,632	3,434
	Shenzhen Kedali Industry Co. Ltd. Class A	226,505	3,424
	Xuji Electric Co. Ltd. Class A	920,400	3,423
	Jiangsu Financial Leasing Co. Ltd. Class A	4,676,687	3,421
	Juneyao Airlines Co. Ltd. Class A	1,871,852	3,421
*	Nexchip Semiconductor Corp. Class A	1,060,520	3,416
	Qingdao Sentury Tire Co. Ltd. Class A	984,279	3,408
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	1,119,295	3,407
	Xiamen Tungsten Co. Ltd. Class A	1,266,791	3,403
*,2	Shanghai Junshi Biosciences Co. Ltd. Class H	2,402,794	3,401
*,2	Ocumension Therapeutics	6,084,327	3,399
	CNOOC Energy Technology & Services Ltd. Class A	5,872,800	3,398
	Henan Pinggao Electric Co. Ltd. Class A	1,377,200	3,397
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	14,924,161	3,394
	Weifu High-Technology Group Co. Ltd. Class B	2,019,242	3,393
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	566,035	3,383
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	4,413,100	3,382
	TangShan Port Group Co. Ltd. Class A	5,421,300	3,380
	Nanjing Iron & Steel Co. Ltd. Class A	5,280,746	3,380
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	5,370,897	3,374
	Chongqing Brewery Co. Ltd. Class A	440,789	3,373
	Guobo Electronics Co. Ltd. Class A	542,686	3,373
	Nanjing Securities Co. Ltd. Class A	2,894,700	3,365

		Shares	Market Value ($000)
	Shanghai Moons' Electric Co. Ltd. Class A	390,000	3,364
*	Biwin Storage Technology Co. Ltd. Class A	406,484	3,359
	Beijing Enlight Media Co. Ltd. Class A	2,552,180	3,358
	Shanghai Rural Commercial Bank Co. Ltd. Class A	2,908,101	3,349
	Zhejiang Chint Electrics Co. Ltd. Class A	1,094,902	3,344
	Thunder Software Technology Co. Ltd. Class A	386,628	3,336
	Shanghai Huace Navigation Technology Ltd. Class A	600,720	3,334
	Olympic Circuit Technology Co. Ltd. Class A	745,800	3,332
	Wolong Electric Group Co. Ltd. Class A	1,162,300	3,324
	Rockchip Electronics Co. Ltd. Class A	145,199	3,318
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	721,761	3,312
	China Foods Ltd.	9,632,706	3,311
*	Hubei Dinglong Co. Ltd. Class A	927,300	3,311
	GRG Banking Equipment Co. Ltd. Class A	2,152,643	3,310
*	Quzhou Xin'an Development Co. Ltd. Class A	8,291,900	3,302
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	963,350	3,301
	Chifeng Jilong Gold Mining Co. Ltd. Class A	1,318,900	3,298
	Sealand Securities Co. Ltd. Class A	5,956,200	3,289
	China Oilfield Services Ltd. Class A	1,590,490	3,288
	Giant Network Group Co. Ltd. Class A	1,873,300	3,285
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A	1,274,204	3,283
	Goldwind Science & Technology Co. Ltd. Class A	2,467,033	3,271
	AECC Aero-Engine Control Co. Ltd. Class A	1,203,600	3,263
	Zhejiang Supor Co. Ltd. Class A	445,175	3,262
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	8,615,305	3,262
	China International Capital Corp. Ltd. Class A	758,900	3,262
	Zhejiang Dingli Machinery Co. Ltd. Class A	349,785	3,260
*	Pacific Securities Co. Ltd. Class A	6,025,299	3,258
	Guolian Securities Co. Ltd. Class A	2,147,200	3,255
*	Fulin Precision Co. Ltd. Class A	1,437,670	3,253
*	Hainan Meilan International Airport Co. Ltd. Class H	3,192,641	3,244
	AVICOPTER plc Class A	650,991	3,243
	CGN Power Co. Ltd. Class A	6,348,800	3,229
	All Winner Technology Co. Ltd. Class A	492,830	3,222
	Ningbo Zhoushan Port Co. Ltd. Class A	6,418,146	3,220
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	528,983	3,218
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	474,687	3,215
	Kangji Medical Holdings Ltd.	3,874,782	3,205
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	5,542,400	3,202
	Sunresin New Materials Co. Ltd. Class A	470,442	3,197
	Shenzhen Longsys Electronics Co. Ltd. Class A	276,515	3,191
*,1,2	Haichang Ocean Park Holdings Ltd.	44,205,070	3,187
	JCHX Mining Management Co. Ltd. Class A	577,834	3,185
	Jointown Pharmaceutical Group Co. Ltd. Class A	4,624,896	3,182
	Haohua Chemical Science & Technology Co. Ltd. Class A	816,297	3,181
	Wuchan Zhongda Group Co. Ltd. Class A	4,822,385	3,170
	Eastern Air Logistics Co. Ltd. Class A	1,400,391	3,169
[2]	AK Medical Holdings Ltd.	5,455,497	3,161
	Range Intelligent Computing Technology Group Co. Ltd. Class A	382,000	3,161
	Oriental Pearl Group Co. Ltd. Class A	3,086,500	3,157
	Electric Connector Technology Co. Ltd. Class A	373,122	3,155
	Suzhou Maxwell Technologies Co. Ltd. Class A	246,865	3,154
	Beijing Sinnet Technology Co. Ltd. Class A	1,636,900	3,142
	Ingenic Semiconductor Co. Ltd. Class A	351,646	3,139
	Yunnan Energy New Material Co. Ltd. Class A	785,630	3,138
	Sharetronic Data Technology Co. Ltd. Class A	248,200	3,136
	Jiangsu Expressway Co. Ltd. Class A	1,542,675	3,132
	Shenzhen MTC Co. Ltd. Class A	4,222,900	3,126
*	Sinopec Oilfield Service Corp. Class H	36,014,792	3,121
*	Guosheng Financial Holding Inc. Class A	1,666,300	3,116
	China South Publishing & Media Group Co. Ltd. Class A	1,634,061	3,107
	People.cn Co. Ltd. Class A	1,006,600	3,107
*	Bohai Leasing Co. Ltd. Class A	6,310,900	3,107
	Glarun Technology Co. Ltd. Class A	1,186,100	3,103
	Jinan Shengquan Group Share Holding Co. Ltd. Class A	880,200	3,100
	Liaoning Port Co. Ltd. Class A	14,139,765	3,099
	INESA Intelligent Tech Inc. Class B	4,838,246	3,095
*	Founder Technology Group Corp. Class A	4,395,200	3,094
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	1,990,001	3,093
	BBMG Corp. Class H	33,228,454	3,079

		Shares	Market Value ($000)
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	460,500	3,079
	Shenzhen Sunlord Electronics Co. Ltd. Class A	725,600	3,075
	Digital China Group Co. Ltd. Class A	677,400	3,067
	Cathay Biotech Inc. Class A	502,955	3,067
	Ningbo Joyson Electronic Corp. Class A	1,301,400	3,067
*	Everdisplay Optronics Shanghai Co. Ltd. Class A	9,957,352	3,065
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	1,771,900	3,063
	Guangzhou Haige Communications Group Inc. Co. Class A	2,142,959	3,055
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	630,407	3,054
	Sinotrans Ltd. Class A	4,160,521	3,050
	Jason Furniture Hangzhou Co. Ltd. Class A	753,349	3,048
*,3	China Dili Group	35,982,893	3,048
	COFCO Capital Holdings Co. Ltd. Class A	1,726,984	3,047
*	SICC Co. Ltd. Class A	382,997	3,045
	Ecovacs Robotics Co. Ltd. Class A	515,840	3,044
	Shenzhen Capchem Technology Co. Ltd. Class A	660,283	3,043
	Shandong Hi-speed Co. Ltd. Class A	2,185,500	3,042
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	476,124	3,032
	Fibocom Wireless Inc. Class A	726,408	3,027
	Sinoma International Engineering Co. Class A	2,290,700	3,024
	Wangsu Science & Technology Co. Ltd. Class A	2,090,700	3,019
*	Seazen Holdings Co. Ltd. Class A	1,934,035	3,014
	Bank of Chengdu Co. Ltd. Class A	1,269,227	3,010
	Shanghai Electric Power Co. Ltd. Class A	2,501,608	3,008
	Winner Medical Co. Ltd. Class A	536,169	3,003
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	1,309,087	3,002
	China National Medicines Corp. Ltd. Class A	674,300	3,001
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	591,100	2,997
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	3,861,168	2,995
	ACM Research Shanghai Inc. Class A	220,818	2,993
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	500,800	2,990
	Guangxi Liugong Machinery Co. Ltd. Class A	1,855,663	2,986
	Heilongjiang Agriculture Co. Ltd. Class A	1,516,900	2,979
*	Youdao Inc. ADR	369,834	2,977
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	2,490,333	2,962
	State Grid Information & Communication Co. Ltd. Class A	1,205,122	2,959
	Beijing Shougang Co. Ltd. Class A	7,091,095	2,956
	Sichuan Swellfun Co. Ltd. Class A	460,520	2,955
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A	1,638,300	2,955
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	3,159,900	2,951
	Beijing Ultrapower Software Co. Ltd. Class A	1,702,000	2,945
	Leo Group Co. Ltd. Class A	5,903,800	2,941
	Hesteel Co. Ltd. Class A	9,894,043	2,933
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	444,572	2,933
*	Greenland Holdings Corp. Ltd. Class A	11,481,006	2,932
*	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	870,599	2,926
	Shennan Circuits Co. Ltd. Class A	161,587	2,923
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	1,364,740	2,921
	Hand Enterprise Solutions Co. Ltd. Class A	1,073,100	2,919
	Qingdao TGOOD Electric Co. Ltd. Class A	885,418	2,919
	Central China Securities Co. Ltd. Class H	14,369,093	2,915
*	Hytera Communications Corp. Ltd. Class A	1,706,400	2,912
	Arcsoft Corp. Ltd. Class A	427,821	2,912
	Offshore Oil Engineering Co. Ltd. Class A	3,910,000	2,902
	Shanxi Securities Co. Ltd. Class A	3,488,979	2,901
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	6,677,590	2,900
[2]	Zhou Hei Ya International Holdings Co. Ltd.	13,146,752	2,889
*	Sichuan Biokin Pharmaceutical Co. Ltd. Class A	108,021	2,884
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	2,295,200	2,881
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	2,314,600	2,880
	Newland Digital Technology Co. Ltd. Class A	1,047,997	2,875
	Ming Yang Smart Energy Group Ltd. Class A	2,004,183	2,874
*	Wanda Film Holding Co. Ltd. Class A	1,885,998	2,868
*	Talkweb Information System Co. Ltd. Class A	1,235,783	2,865
	Yunnan Tin Co. Ltd. Class A	1,429,273	2,864
	Quectel Wireless Solutions Co. Ltd. Class A	230,518	2,861
	Shaanxi Energy Investment Co. Ltd. Class A	2,240,325	2,856
	Shanghai Stonehill Technology Co. Ltd. Class A	5,067,821	2,855
	Chengdu Xingrong Environment Co. Ltd. Class A	2,830,200	2,854
	Weihai Guangwei Composites Co. Ltd. Class A	677,984	2,849

		Shares	Market Value ($000)
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	220,780	2,846
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	546,944	2,845
	Guangxi Guiguan Electric Power Co. Ltd. Class A	3,242,584	2,842
[2]	Medlive Technology Co. Ltd.	2,525,500	2,837
	Sichuan New Energy Power Co. Ltd. Class A	1,870,007	2,832
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	937,000	2,831
*	Tsinghua Tongfang Co. Ltd. Class A	3,025,200	2,826
	Shenzhen Sunway Communication Co. Ltd. Class A	854,235	2,825
	Luxi Chemical Group Co. Ltd. Class A	1,721,200	2,813
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	1,865,496	2,805
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	1,493,746	2,805
	Zhejiang Hailiang Co. Ltd. Class A	1,920,200	2,802
	DBG Technology Co. Ltd. Class A	748,242	2,799
	Hengyi Petrochemical Co. Ltd. Class A	3,299,840	2,794
*	Maanshan Iron & Steel Co. Ltd. Class H	12,404,000	2,781
	Sinotruk Jinan Truck Co. Ltd. Class A	1,086,919	2,780
	Nantong Jianghai Capacitor Co. Ltd. Class A	834,345	2,776
*	Shanghai Junshi Biosciences Co. Ltd. Class A	764,276	2,764
	Guangshen Railway Co. Ltd. Class A	5,982,200	2,757
*	Sinomach Heavy Equipment Group Co. Ltd. Class A	6,909,900	2,755
	Bank of Guiyang Co. Ltd. Class A	3,375,900	2,752
	China Hainan Rubber Industry Group Co. Ltd. Class A	3,848,000	2,750
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	794,000	2,747
*	QuantumCTek Co. Ltd. Class A	76,536	2,747
	Leader Harmonious Drive Systems Co. Ltd. Class A	136,645	2,743
	Jiangsu Yangnong Chemical Co. Ltd. Class A	355,810	2,735
*,2	AInnovation Technology Group Co. Ltd.	3,643,200	2,733
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	1,046,680	2,732
	DHC Software Co. Ltd. Class A	2,776,500	2,730
	China Great Wall Securities Co. Ltd. Class A	2,532,100	2,709
*	Sensteed Hi-tech Group Class A	9,648,000	2,708
	Datang International Power Generation Co. Ltd. Class A	7,154,411	2,706
	Tian Di Science & Technology Co. Ltd. Class A	3,268,145	2,706
	Hunan Gold Corp. Ltd. Class A	1,130,420	2,704
	China Zhenhua Group Science & Technology Co. Ltd. Class A	476,300	2,703
	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	3,394,230	2,702
	Andon Health Co. Ltd. Class A	493,572	2,701
	Shanghai United Imaging Healthcare Co. Ltd. Class A	156,954	2,698
	Fujian Funeng Co. Ltd. Class A	2,129,834	2,696
[1]	Xinyi Energy Holdings Ltd.	26,507,177	2,696
	Anjoy Foods Group Co. Ltd. Class A	258,228	2,693
	Raytron Technology Co. Ltd. Class A	390,556	2,691
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	2,153,549	2,689
	Gemdale Properties & Investment Corp. Ltd.	77,186,302	2,688
	Songcheng Performance Development Co. Ltd. Class A	2,158,770	2,683
*,2,3	Venus MedTech Hangzhou Inc. Class H	3,706,377	2,673
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	842,700	2,671
	Loncin Motor Co. Ltd. Class A	1,901,600	2,665
	Skyverse Technology Co. Ltd. Class A	215,609	2,665
[2]	Linklogis Inc. Class B	13,488,293	2,661
	Jiangsu Azure Corp. Class A	1,569,400	2,654
	Konfoong Materials International Co. Ltd. Class A	272,200	2,645
	Haisco Pharmaceutical Group Co. Ltd. Class A	600,763	2,644
	China Lilang Ltd.	5,142,094	2,643
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,280,700	2,639
	Red Avenue New Materials Group Co. Ltd. Class A	566,400	2,625
	Huali Industrial Group Co. Ltd. Class A	254,258	2,617
*	Beijing Compass Technology Development Co. Ltd. Class A	210,900	2,615
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	1,754,400	2,607
	Guangdong Hongda Holdings Group Co. Ltd. Class A	716,200	2,606
	Hangzhou Robam Appliances Co. Ltd. Class A	900,362	2,601
	Shanghai Lingang Holdings Corp. Ltd. Class A	1,923,545	2,587
	COFCO Sugar Holding Co. Ltd. Class A	1,964,900	2,587
	Hainan Jinpan Smart Technology Co. Ltd. Class A	470,174	2,585
	Hebei Sinopack Electronic Technology Co. Ltd. Class A	379,498	2,583
	Kingfa Sci & Tech Co. Ltd. Class A	2,008,400	2,580
	Wanxiang Qianchao Co. Ltd. Class A	3,093,830	2,578
*,3	Jinke Smart Services Group Co. Ltd. Class H	2,908,100	2,578
*	Shanghai DZH Ltd. Class A	2,266,038	2,574
	Ginlong Technologies Co. Ltd. Class A	366,910	2,574

		Shares	Market Value ($000)
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	127,206	2,572
*	Beiqi Foton Motor Co. Ltd. Class A	7,936,400	2,565
	China Baoan Group Co. Ltd. Class A	2,230,264	2,556
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	1,438,800	2,556
	Bank of Chongqing Co. Ltd. Class A	2,050,159	2,555
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	3,906,300	2,554
	Shanghai Zhonggu Logistics Co. Ltd. Class A	1,981,868	2,551
	Neway Valve Suzhou Co. Ltd. Class A	672,700	2,549
	Shanxi Coal International Energy Group Co. Ltd. Class A	1,672,300	2,547
	Grandblue Environment Co. Ltd. Class A	811,936	2,546
	Sinoma Science & Technology Co. Ltd. Class A	1,513,872	2,543
	Northeast Securities Co. Ltd. Class A	2,402,200	2,542
	Tian Lun Gas Holdings Ltd.	5,625,520	2,537
	Baiyin Nonferrous Group Co. Ltd. Class A	6,557,900	2,533
*	Tianma Microelectronics Co. Ltd. Class A	2,177,821	2,522
	CECEP Wind-Power Corp. Class A	6,070,147	2,521
	China Automotive Engineering Research Institute Co. Ltd. Class A	1,081,590	2,517
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	938,654	2,507
	Chengdu Hi-tech Development Co. Ltd. Class A	335,100	2,505
	Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	405,937	2,502
	Shanghai Huafon Aluminium Corp. Class A	901,900	2,499
	TRS Information Technology Corp. Ltd. Class A	816,200	2,498
	Tasly Pharmaceutical Group Co. Ltd. Class A	1,224,900	2,495
	Shanghai Tunnel Engineering Co. Ltd. Class A	2,834,720	2,494
	Jiayou International Logistics Co. Ltd. Class A	1,008,068	2,479
	Huangshan Tourism Development Co. Ltd. Class B	3,230,688	2,473
	Hangzhou First Applied Material Co. Ltd. Class A	1,229,201	2,473
*	COL Group Co. Ltd. Class A	730,400	2,473
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	7,313,566	2,464
	By-health Co. Ltd. Class A	1,585,200	2,463
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	641,480	2,462
	Citic Offshore Helicopter Co. Ltd. Class A	781,200	2,461
	Shanghai Huayi Group Co. Ltd. Class B	4,563,835	2,447
	Jafron Biomedical Co. Ltd. Class A	659,726	2,444
	Skshu Paint Co. Ltd. Class A	414,569	2,443
	Gemdale Corp. Class A	3,857,884	2,442
*	Shanxi Taigang Stainless Steel Co. Ltd. Class A	5,208,104	2,442
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	1,230,278	2,440
*	NavInfo Co. Ltd. Class A	2,031,819	2,437
	Capital Securities Co. Ltd. Class A	893,500	2,437
	China Film Co. Ltd. Class A	1,521,832	2,433
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	859,900	2,432
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	3,176,313	2,426
	Guangzhou Baiyun International Airport Co. Ltd. Class A	1,868,400	2,425
	Castech Inc. Class A	527,820	2,422
*	Hubei Biocause Pharmaceutical Co. Ltd. Class A	4,601,991	2,417
	Shenzhen SC New Energy Technology Corp. Class A	271,506	2,412
	Harbin Boshi Automation Co. Ltd. Class A	973,925	2,409
	FAW Jiefang Group Co. Ltd. Class A	2,217,237	2,405
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	923,000	2,401
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	1,427,740	2,399
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd. Class A	568,168	2,393
	Hexing Electrical Co. Ltd. Class A	456,320	2,380
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	1,306,800	2,378
	Intco Medical Technology Co. Ltd. Class A	631,800	2,372
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd. Class A	932,800	2,369
	Jizhong Energy Resources Co. Ltd. Class A	2,849,376	2,368
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	650,400	2,368
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	2,999,149	2,367
	Focus Technology Co. Ltd. Class A	338,500	2,366
	Inner Mongolia ERDOS Resources Co. Ltd. Class A	1,778,936	2,365
*	BeiGene Ltd. Class A	89,723	2,364
	CCCC Design & Consulting Group Co. Ltd. Class A	2,005,500	2,358
	Lepu Medical Technology Beijing Co. Ltd. Class A	1,639,748	2,350
	Eyebright Medical Technology Beijing Co. Ltd. Class A	179,315	2,349
*	Maanshan Iron & Steel Co. Ltd. Class A	5,170,861	2,347
	Shenzhen Huaqiang Industry Co. Ltd. Class A	831,330	2,334
*	Agile Group Holdings Ltd.	29,022,040	2,331
	Shenzhen SED Industry Co. Ltd. Class A	1,035,200	2,330
*,1	Dada Nexus Ltd. ADR	1,275,492	2,321

		Shares	Market Value ($000)
*,1	Yeahka Ltd.	2,192,972	2,308
	China Coal Xinji Energy Co. Ltd. Class A	2,359,030	2,307
	North Copper Co. Ltd. Class A	1,818,700	2,307
	Beijing United Information Technology Co. Ltd. Class A	641,287	2,300
	Fujian Sunner Development Co. Ltd. Class A	1,180,100	2,299
	China International Marine Containers Group Co. Ltd. Class A	2,041,550	2,296
	Wuhu Token Science Co. Ltd. Class A	2,665,695	2,286
	Guangdong Advertising Group Co. Ltd. Class A	2,015,300	2,285
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	1,811,696	2,284
	Apeloa Pharmaceutical Co. Ltd. Class A	1,088,400	2,278
	Foryou Corp. Class A	555,390	2,270
	Sichuan Huafeng Technology Co. Ltd. Class A	430,522	2,263
	Jiangxi Jovo Energy Co. Ltd. Class A	598,400	2,255
	Anker Innovations Technology Co. Ltd. Class A	150,020	2,253
	Health & Happiness H&H International Holdings Ltd.	2,143,307	2,251
	China World Trade Center Co. Ltd. Class A	649,700	2,239
	Shenghe Resources Holding Co. Ltd. Class A	1,519,800	2,238
	Huaxi Securities Co. Ltd. Class A	2,013,739	2,237
	YongXing Special Materials Technology Co. Ltd. Class A	419,190	2,236
	Willfar Information Technology Co. Ltd. Class A	451,991	2,232
	Central China Securities Co. Ltd. Class A	4,044,600	2,227
	Wuxi Taiji Industry Ltd. Co. Class A	2,381,953	2,226
*	Dizal Jiangsu Pharmaceutical Co. Ltd. Class A	386,040	2,220
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	459,462	2,216
	Shenzhen Urban Transport Planning Center Co. Ltd. Class A	383,300	2,216
	China Wafer Level CSP Co. Ltd. Class A	571,583	2,214
	Autel Intelligent Technology Corp. Ltd. Class A	410,665	2,213
	Beijing Originwater Technology Co. Ltd. Class A	3,467,284	2,211
	Sany Renewable Energy Co. Ltd. Class A	593,138	2,204
	Asymchem Laboratories Tianjin Co. Ltd. Class A	213,696	2,201
	Beijing Easpring Material Technology Co. Ltd. Class A	430,000	2,195
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	2,294,900	2,185
*	Sinopec Shanghai Petrochemical Co. Ltd. Class A	5,540,900	2,182
	Walvax Biotechnology Co. Ltd. Class A	1,413,265	2,181
	Shenzhen Airport Co. Ltd. Class A	2,236,800	2,180
*	Greatoo Intelligent Equipment Inc. Class A	2,569,100	2,179
	Shede Spirits Co. Ltd. Class A	294,100	2,178
	Southchip Semiconductor Technology Shanghai Co. Ltd. Class A	441,273	2,175
	BGI Genomics Co. Ltd. Class A	404,890	2,174
	Beijing Shiji Information Technology Co. Ltd. Class A	2,398,177	2,173
	Beijing Dabeinong Technology Group Co. Ltd. Class A	3,822,800	2,168
	Qingdao Port International Co. Ltd. Class A	1,696,920	2,167
*	Shanxi Meijin Energy Co. Ltd. Class A	3,805,900	2,164
	Shanghai Construction Group Co. Ltd. Class A	6,290,900	2,163
	Zhuhai CosMX Battery Co. Ltd. Class A	1,015,035	2,159
	Topchoice Medical Corp. Class A	380,652	2,158
	StarPower Semiconductor Ltd. Class A	185,575	2,155
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	1,108,380	2,153
	China National Accord Medicines Corp. Ltd. Class B	1,297,620	2,152
	Shanghai Haixin Group Co. Class B	7,509,733	2,152
	Suofeiya Home Collection Co. Ltd. Class A	950,700	2,152
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	1,077,072	2,150
	Xiangcai Co. Ltd. Class A	2,377,242	2,144
	IKD Co. Ltd. Class A	876,568	2,143
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	489,903	2,143
	Shenzhen Topband Co. Ltd. Class A	1,084,300	2,141
	An Hui Wenergy Co. Ltd. Class A	2,156,921	2,139
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	1,365,400	2,136
	Shaanxi International Trust Co. Ltd. Class A	4,351,800	2,133
	China Petroleum Engineering Corp. Class A	4,485,100	2,133
*	Shenzhen Intellifusion Technologies Co. Ltd. Class A	319,235	2,133
	Xinjiang Daqo New Energy Co. Ltd. Class A	722,147	2,132
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	1,286,980	2,131
	Infore Environment Technology Group Co. Ltd. Class A	3,230,888	2,127
*	China First Heavy Industries Co. Ltd. Class A	5,864,500	2,127
	CSI Solar Co. Ltd. Class A	1,380,048	2,127
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	248,430	2,123
*	SOHO China Ltd.	25,340,856	2,121
*	Harbin Hatou Investment Co. Ltd. Class A	2,401,749	2,121
	China Railway Hi-tech Industry Co. Ltd. Class A	1,962,300	2,118

		Shares	Market Value ($000)
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	1,306,542	2,114
	Canmax Technologies Co. Ltd. Class A	701,123	2,111
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	2,636,140	2,107
*	United Nova Technology Co. Ltd. Class A	3,308,380	2,106
	Huaxin Cement Co. Ltd. Class A	1,238,181	2,103
	Tianshan Aluminum Group Co. Ltd. Class A	1,653,200	2,095
	TianShan Material Co. Ltd. Class A	2,853,280	2,093
	Hefei Chipmore Technology Co. Ltd. Class A	1,346,243	2,087
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	381,800	2,086
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	1,034,494	2,085
	CSSC Science & Technology Co. Ltd. Class A	1,264,000	2,084
*	Ningbo Jifeng Auto Parts Co. Ltd. Class A	1,296,800	2,084
*	GCL System Integration Technology Co. Ltd. Class A	6,023,500	2,072
	Weifu High-Technology Group Co. Ltd. Class A	826,241	2,070
	Bloomage Biotechnology Corp. Ltd. Class A	309,325	2,068
	Kingsemi Co. Ltd. Class A	199,647	2,068
	Sichuan Hebang Biotechnology Co. Ltd. Class A	7,881,700	2,066
*	Suzhou Novosense Microelectronics Co. Ltd. Class A	109,231	2,063
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	852,900	2,061
	Sichuan Jiuzhou Electric Co. Ltd. Class A	1,091,700	2,060
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	514,519	2,058
	Xi'an Bright Laser Technologies Co. Ltd. Class A	299,576	2,057
	Wuhan Jingce Electronic Group Co. Ltd. Class A	257,761	2,052
	Shantui Construction Machinery Co. Ltd. Class A	1,481,100	2,049
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd. Class A	3,710,160	2,042
	Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	335,260	2,041
	Shenzhen Expressway Corp. Ltd. Class A	1,204,348	2,039
	Shanghai Chinafortune Co. Ltd. Class A	1,045,200	2,038
	Jack Technology Co. Ltd. Class A	450,300	2,036
	Xinxiang Richful Lube Additive Co. Ltd. Class A	309,090	2,032
	Venustech Group Inc. Class A	981,774	2,029
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	3,371,793	2,029
*	CETC Chips Technology Inc. Class A	1,171,400	2,029
	Kidswant Children Products Co. Ltd. Class A	1,146,813	2,028
	Yankershop Food Co. Ltd. Class A	275,244	2,026
	JiuGui Liquor Co. Ltd. Class A	327,500	2,023
	Anhui Yingjia Distillery Co. Ltd. Class A	260,800	2,015
	CETC Digital Technology Co. Ltd. Class A	640,150	2,004
	Jiangsu Lihua Foods Group Co. Ltd.	767,586	2,003
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	1,543,483	2,002
	Hongta Securities Co. Ltd. Class A	1,841,900	2,001
	China Railway Materials Co. Ltd. Class A	5,721,100	2,001
*	Tangshan Jidong Cement Co. Ltd. Class A	2,918,800	1,998
*	CITIC Guoan Information Industry Co. Ltd. Class A	5,016,900	1,996
	Zhefu Holding Group Co. Ltd. Class A	4,826,150	1,996
*	Visionox Technology Inc. Class A	1,583,072	1,992
	CECEP Solar Energy Co. Ltd. Class A	3,272,400	1,992
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	3,400,870	1,992
	Wangfujing Group Co. Ltd. Class A	1,092,000	1,989
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	3,322,900	1,988
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	219,109	1,988
	Anhui Heli Co. Ltd. Class A	811,000	1,987
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A	810,200	1,986
	AVIC Chengdu UAS Co. Ltd. Class A	388,390	1,985
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	1,592,788	1,982
	Xiamen Bank Co. Ltd. Class A	2,587,906	1,982
*	Golden Solar New Energy Technology Holdings Ltd.	7,598,510	1,977
	Fangda Carbon New Material Co. Ltd. Class A	3,147,945	1,972
	Aisino Corp. Class A	1,673,900	1,970
*	Shanghai Aiko Solar Energy Co. Ltd. Class A	1,367,081	1,970
	Keda Industrial Group Co. Ltd. Class A	1,760,841	1,969
	Zhejiang Yinlun Machinery Co. Ltd. Class A	707,662	1,968
	Pacific Shuanglin Bio-pharmacy Co. Ltd. Class A	671,959	1,966
	Yonfer Agricultural Technology Co. Ltd. Class A	1,110,800	1,964
*	Sichuan Hongda Co. Ltd. Class A	1,846,000	1,960
	China Green Electricity Investment of Tianjin Co. Ltd. Class A	1,686,690	1,959
	Henan Mingtai Al Industrial Co. Ltd. Class A	1,145,278	1,957
*	Shandong Iron & Steel Co. Ltd. Class A	10,002,700	1,944
	Ningbo Xusheng Group Co. Ltd. Class A	882,240	1,943
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	2,173,761	1,938

		Shares	Market Value ($000)
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	663,343	1,938
	Hangzhou Iron & Steel Co. Class A	2,703,700	1,938
*	Qi An Xin Technology Group Inc. Class A	558,449	1,937
*	JoulWatt Technology Co. Ltd. Class A	454,059	1,932
	Yantai Eddie Precision Machinery Co. Ltd. Class A	814,184	1,929
	Shandong Pharmaceutical Glass Co. Ltd. Class A	580,080	1,929
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	110,391	1,925
*	Nanjing Tanker Corp. Class A	4,365,671	1,922
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	2,718,627	1,919
	State Grid Yingda Co. Ltd. Class A	2,734,269	1,917
	Sineng Electric Co. Ltd. Class A	360,917	1,914
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	962,300	1,913
*	Ourpalm Co. Ltd. Class A	2,521,175	1,911
	Shenzhen Gas Corp. Ltd. Class A	2,087,100	1,911
[2]	Shanghai Haohai Biological Technology Co. Ltd. Class H	598,774	1,911
	CITIC Heavy Industries Co. Ltd. Class A	3,535,287	1,910
	Anhui Anke Biotechnology Group Co. Ltd. Class A	1,687,517	1,909
	Shandong Linglong Tyre Co. Ltd. Class A	763,616	1,909
	Cinda Securities Co. Ltd. Class A	1,036,900	1,908
	China Meidong Auto Holdings Ltd.	6,664,558	1,907
*	Bestway Marine & Energy Technology Co. Ltd. Class A	3,091,200	1,907
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	1,020,904	1,906
	Dongfang Electronics Co. Ltd. Class A	1,442,200	1,904
	STO Express Co. Ltd. Class A	1,295,147	1,903
	Jilin Electric Power Co. Ltd. Class A	2,676,400	1,903
*	Beijing Jetsen Technology Co. Ltd. Class A	2,250,400	1,902
*	CMGE Technology Group Ltd.	18,134,990	1,902
	Jiangsu Guotai International Group Co. Ltd. Class A	1,901,884	1,899
	Chinalin Securities Co. Ltd. Class A	913,000	1,898
	Ningbo Boway Alloy Material Co. Ltd. Class A	692,100	1,893
	Wondershare Technology Group Co. Ltd. Class A	198,569	1,892
	Edifier Technology Co. Ltd. Class A	850,900	1,889
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	675,175	1,886
	China Kings Resources Group Co. Ltd. Class A	539,110	1,886
	China Meheco Group Co. Ltd. Class A	1,291,309	1,885
	XGD Inc. Class A	622,900	1,877
	Shenzhen Techwinsemi Technology Co. Ltd. Class A	129,900	1,877
*,2	Microport Cardioflow Medtech Corp.	18,860,905	1,875
	Ningbo Shanshan Co. Ltd. Class A	1,950,424	1,872
	Shenzhen Yinghe Technology Co. Ltd. Class A	736,174	1,870
	Shanghai Awinic Technology Co. Ltd. Class A	187,162	1,870
	Huaming Power Equipment Co. Ltd. Class A	806,000	1,868
	BrightGene Bio-Medical Technology Co. Ltd. Class A	436,435	1,867
	Guangdong Provincial Expressway Development Co. Ltd. Class A	1,045,600	1,866
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	1,972,400	1,864
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	650,823	1,861
	Zhejiang Huace Film & Television Co. Ltd. Class A	1,783,700	1,858
*	Sinopec Oilfield Service Corp. Class A	6,875,700	1,857
	Weaver Network Technology Co. Ltd. Class A	227,700	1,854
	Oppein Home Group Inc. Class A	205,000	1,852
	Zhuhai Huafa Properties Co. Ltd. Class A	2,514,347	1,849
	Hainan Drinda New Energy Technology Co. Ltd. Class A	237,084	1,847
*	Chongqing Iron & Steel Co. Ltd. Class A	9,896,474	1,845
	China Railway Construction Heavy Industry Corp. Ltd. Class A	3,274,384	1,845
	China Railway Special Cargo Logistics Co. Ltd. Class A	3,324,800	1,845
	Anhui Yingliu Electromechanical Co. Ltd. Class A	597,200	1,844
	Guobang Pharma Ltd. Class A	645,587	1,843
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A	902,300	1,842
	Guangzhou Development Group Inc. Class A	2,142,592	1,841
	Zhongtai Securities Co. Ltd. Class A	2,145,300	1,841
	Changzhou Fusion New Material Co. Ltd. Class A	269,969	1,841
	Grinm Advanced Materials Co. Ltd. Class A	887,700	1,838
	Shanghai Wanye Enterprises Co. Ltd. Class A	898,000	1,838
	Eastern Communications Co. Ltd. Class B	4,633,259	1,835
	Wuhan DR Laser Technology Corp. Ltd. Class A	220,416	1,835
	Beibuwan Port Co. Ltd. Class A	1,547,140	1,833
*	Oriental Energy Co. Ltd. Class A	1,355,200	1,832
	Hangzhou EZVIZ Network Co. Ltd. Class A	381,217	1,832
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	1,792,000	1,831
	ORG Technology Co. Ltd. Class A	2,629,700	1,826

		Shares	Market Value ($000)
	CETC Potevio Science & Technology Co. Ltd. Class A	672,300	1,824
	Huada Automotive Technology Corp. Ltd. Class A	399,075	1,824
	Shenzhen Microgate Technology Co. Ltd. Class A	1,084,400	1,822
[2]	China East Education Holdings Ltd.	5,453,627	1,817
	GCL Energy Technology Co. Ltd. Class A	1,779,800	1,813
	Sichuan Expressway Co. Ltd. Class A	2,667,492	1,812
	BTG Hotels Group Co. Ltd. Class A	981,188	1,810
	Hangzhou Lion Microelectronics Co. Ltd. Class A	572,480	1,810
*	Roshow Technology Co. Ltd. Class A	1,757,200	1,809
*	Alpha Group Class A	1,335,100	1,801
*	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	915,500	1,796
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	230,100	1,795
	POCO Holding Co. Ltd. Class A	243,800	1,794
	Xiamen Xiangyu Co. Ltd. Class A	2,093,901	1,793
	Guangdong Topstar Technology Co. Ltd. Class A	443,461	1,785
	Kehua Data Co. Ltd. Class A	451,480	1,784
	Jiangzhong Pharmaceutical Co. Ltd. Class A	563,400	1,779
	Shenyang Fortune Precision Equipment Co. Ltd. Class A	254,823	1,777
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	203,110	1,776
	Ovctek China Inc. Class A	771,904	1,774
	Winning Health Technology Group Co. Ltd. Class A	1,963,130	1,773
	Bank of Qingdao Co. Ltd. Class A	3,192,893	1,772
	BBMG Corp. Class A	7,690,291	1,772
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	3,607,800	1,771
	Innuovo Technology Co. Ltd. Class A	1,168,300	1,769
	Jiangxi Hongcheng Environment Co. Ltd. Class A	1,311,600	1,765
	Xi'an Triangle Defense Co. Ltd. Class A	592,620	1,762
	Anhui Expressway Co. Ltd. Class A	789,733	1,761
	Hainan Strait Shipping Co. Ltd. Class A	2,024,051	1,758
	KPC Pharmaceuticals Inc. Class A	784,700	1,757
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	421,760	1,751
	C&S Paper Co. Ltd. Class A	1,914,508	1,750
	Zhejiang Medicine Co. Ltd. Class A	841,500	1,750
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	871,965	1,748
	China National Gold Group Gold Jewellery Co. Ltd. Class A	1,484,700	1,748
*	Bank of Zhengzhou Co. Ltd. Class A	6,314,685	1,743
	Sinocare Inc. Class A	564,449	1,739
	Yusys Technologies Co. Ltd. Class A	644,320	1,739
	Bluestar Adisseo Co. Class A	1,072,112	1,735
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	2,590,664	1,731
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	1,492,400	1,729
*	Shanghai Electric Wind Power Group Co. Ltd. Class A	1,394,678	1,726
	Taiji Computer Corp. Ltd. Class A	542,591	1,725
	Xianhe Co. Ltd. Class A	575,100	1,724
	Jiangsu Shagang Co. Ltd. Class A	2,347,300	1,723
	Beijing BDStar Navigation Co. Ltd. Class A	505,000	1,722
	Estun Automation Co. Ltd. Class A	686,000	1,722
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	932,202	1,720
	Sichuan Yahua Industrial Group Co. Ltd. Class A	945,700	1,720
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	1,827,216	1,712
*	Shenyang Machine Tool Co. Ltd. Class A	1,870,600	1,708
	Jiangxi Ganyue Expressway Co. Ltd. Class A	2,307,600	1,706
*	Antong Holdings Co. Ltd. Class A	4,679,400	1,706
	Wuxi NCE Power Co. Ltd. Class A	383,301	1,703
	Gansu Energy Chemical Co. Ltd. Class A	4,745,472	1,701
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	116,695	1,697
*	Polaris Bay Group Co. Ltd. Class A	1,816,800	1,696
	Shanghai M&G Stationery Inc. Class A	433,200	1,694
	Baimtec Material Co. Ltd. Class A	222,593	1,692
	Tibet Huayu Mining Co. Ltd. Class A	882,000	1,686
	Shenzhen Hopewind Electric Co. Ltd. Class A	387,980	1,685
	Jiangsu Linyang Energy Co. Ltd. Class A	1,763,000	1,677
	Chongqing Department Store Co. Ltd. Class A	406,400	1,673
	Dazhong Mining Co. Ltd.	1,427,980	1,671
	Ningbo Zhenyu Technology Co. Ltd. Class A	100,473	1,668
	Risen Energy Co. Ltd. Class A	1,128,190	1,666
	CHN Energy Changyuan Electric Power Co. Ltd. Class A	2,733,500	1,666
	Dongguan Yiheda Automation Co. Ltd. Class A	481,105	1,666
	Telling Telecommunication Holding Co. Ltd. Class A	1,200,300	1,665
	Zhejiang Jingu Co. Ltd. Class A	1,054,612	1,663

		Shares	Market Value ($000)
*	Nations Technologies Inc. Class A	541,000	1,661
	XTC New Energy Materials Xiamen Co. Ltd. Class A	279,197	1,661
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	1,182,400	1,661
	Leyard Optoelectronic Co. Ltd. Class A	2,029,000	1,659
	G-bits Network Technology Xiamen Co. Ltd. Class A	58,049	1,659
	Huaihe Energy Group Co. Ltd. Class A	3,608,500	1,657
	Guangdong Construction Engineering Group Co. Ltd. Class A	3,447,500	1,656
	JSTI Group Class A	1,259,980	1,654
	Advanced Technology & Materials Co. Ltd. Class A	1,038,800	1,653
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	3,743,300	1,653
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	1,555,593	1,651
	Anhui Jinhe Industrial Co. Ltd. Class A	494,773	1,649
	Visual China Group Co. Ltd. Class A	497,697	1,646
	Guizhou Chanhen Chemical Corp. Class A	532,100	1,646
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	761,215	1,645
	Yifan Pharmaceutical Co. Ltd. Class A	1,109,900	1,645
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	576,100	1,642
	Dajin Heavy Industry Co. Ltd. Class A	598,500	1,639
	Shannon Semiconductor Technology Co. Ltd. Class A	425,200	1,636
	Fujian Longking Co. Ltd. Class A	955,600	1,635
*	Dosilicon Co. Ltd. Class A	478,222	1,635
	Wuhan East Lake High Technology Group Co. Ltd. Class A	1,241,900	1,633
	Hangzhou Shunwang Technology Co. Ltd. Class A	727,143	1,632
	Wasu Media Holding Co. Ltd. Class A	1,649,700	1,632
	Xiamen ITG Group Corp. Ltd. Class A	1,848,300	1,629
	INESA Intelligent Tech Inc. Class A	865,283	1,628
*	Red Star Macalline Group Corp. Ltd. Class A	4,083,564	1,626
	Guangdong Aofei Data Technology Co. Ltd. Class A	890,070	1,623
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	326,170	1,622
*	3peak Inc. Class A	135,145	1,622
	Fujian Kuncai Material Technology Co. Ltd. Class A	598,480	1,622
	Shaanxi Huaqin Technology Industry Co. Ltd. Class A	144,803	1,618
	Goke Microelectronics Co. Ltd. Class A	183,500	1,616
*	Shandong Chenming Paper Holdings Ltd. Class B	14,771,945	1,615
	China Merchants Port Group Co. Ltd. Class A	559,474	1,615
	Zhejiang Narada Power Source Co. Ltd. Class A	836,500	1,615
	Lakala Payment Co. Ltd. Class A	660,500	1,614
	Beijing Sifang Automation Co. Ltd. Class A	717,900	1,614
	Guangzhou Guangri Stock Co. Ltd. Class A	888,400	1,611
	Mehow Innovative Ltd. Class A	360,700	1,610
*	Jushri Technologies Inc. Class A	562,200	1,610
	Sonoscape Medical Corp. Class A	415,061	1,608
*	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	842,800	1,606
	China Kepei Education Group Ltd.	8,583,574	1,606
	Servyou Software Group Co. Ltd. Class A	353,600	1,603
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	581,400	1,599
	Sansure Biotech Inc. Class A	573,367	1,598
	Joinn Laboratories China Co. Ltd. Class A	718,582	1,597
	Bank of Xi'an Co. Ltd. Class A	3,288,339	1,594
	Hangzhou Dptech Technologies Co. Ltd. Class A	659,931	1,593
	Hainan Mining Co. Ltd. Class A	1,699,100	1,590
	Perfect World Co. Ltd. Class A	1,102,250	1,589
*	Beijing Shunxin Agriculture Co. Ltd. Class A	666,729	1,586
	Gaona Aero Material Co. Ltd. Class A	771,520	1,586
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	235,000	1,583
*	Farasis Energy Gan Zhou Co. Ltd. Class A	1,009,067	1,582
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	455,425	1,581
	Sanwei Holding Group Co. Ltd. Class A	878,700	1,581
	Titan Wind Energy Suzhou Co. Ltd. Class A	1,592,800	1,578
	Vanchip Tianjin Technology Co. Ltd. Class A	359,858	1,578
*	Hwa Create Co. Ltd. Class A	613,400	1,577
	Jiangsu Cnano Technology Co. Ltd. Class A	291,265	1,573
	Shenzhen CECport Technologies Co. Ltd. Class A	584,199	1,571
	Bank of Lanzhou Co. Ltd. Class A	4,778,000	1,570
	Laobaixing Pharmacy Chain JSC Class A	725,374	1,569
	NanJi E-Commerce Co. Ltd. Class A	2,289,093	1,567
	CMST Development Co. Ltd. Class A	1,922,706	1,566
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	162,340	1,566
	Riyue Heavy Industry Co. Ltd. Class A	937,561	1,565
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	486,850	1,564

		Shares	Market Value ($000)
	Jiangsu Pacific Quartz Co. Ltd. Class A	429,649	1,562
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	162,861	1,559
	CETC Cyberspace Security Technology Co. Ltd. Class A	707,989	1,558
	China Enterprise Co. Ltd. Class A	4,193,931	1,554
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	445,300	1,551
	Hubei Yihua Chemical Industry Co. Ltd. Class A	930,400	1,551
*	Sinocelltech Group Ltd. Class A	312,213	1,547
	MLS Co. Ltd. Class A	1,374,116	1,544
	China Tianying Inc. Class A	2,447,700	1,537
*	Wuhan P&S Information Technology Co. Ltd. Class A	1,212,000	1,537
	Guocheng Mining Co. Ltd. Class A	935,164	1,536
*	Gree Real Estate Co. Ltd. Class A	1,853,769	1,536
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	607,489	1,536
*	Genimous Technology Co. Ltd. Class A	1,322,640	1,533
	Biem.L.Fdlkk Garment Co. Ltd. Class A	583,540	1,533
	Shanghai Bailian Group Co. Ltd. Class B	2,293,420	1,532
*	BOE HC SemiTek Corp.	1,584,500	1,532
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	1,064,400	1,529
	Innovation New Material Technology Co. Ltd. Class A	2,953,440	1,529
	Zhongshan Public Utilities Group Co. Ltd. Class A	1,257,430	1,525
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	4,413,000	1,525
	ZWSOFT Co. Ltd. Guangzhou Class A	128,339	1,525
*	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	1,824,763	1,520
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	899,160	1,520
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	704,700	1,520
	Triumph Science & Technology Co. Ltd. Class A	1,002,100	1,520
	Beijing Jingneng Power Co. Ltd. Class A	3,184,600	1,519
	Shenzhen Senior Technology Material Co. Ltd. Class A	1,117,821	1,514
	Xi'An Shaangu Power Co. Ltd. Class A	1,355,800	1,513
	DongFeng Automobile Co. Ltd. Class A	1,642,900	1,513
	Liaoning Cheng Da Co. Ltd. Class A	1,123,100	1,512
*	Suzhou Secote Precision Electronic Co. Ltd. Class A	184,500	1,512
*	Guangdong Golden Dragon Development Inc. Class A	854,000	1,511
	Tianjin Port Co. Ltd. Class A	2,299,829	1,510
*	Henan Zhongfu Industry Co. Ltd. Class A	3,517,300	1,508
	City Development Environment Co. Ltd. Class A	850,600	1,507
	HBIS Resources Co. Ltd. Class A	766,800	1,507
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	2,506,315	1,505
	CITIC Metal Co. Ltd. Class A	1,501,100	1,504
	Linktel Technologies Co. Ltd. Class A	133,500	1,501
	Jiangling Motors Corp. Ltd. Class A	481,278	1,500
	YGSOFT Inc. Class A	1,901,455	1,499
*	Shanghai Anlogic Infotech Co. Ltd. Class A	420,017	1,499
	Yuan Longping High-tech Agriculture Co. Ltd. Class A	1,061,000	1,495
*	Jiangxi Special Electric Motor Co. Ltd. Class A	1,554,500	1,494
	Guangzhou Port Co. Ltd. Class A	3,386,200	1,493
	Xinhuanet Co. Ltd. Class A	470,135	1,492
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	2,139,700	1,489
	Xinjiang Joinworld Co. Ltd. Class A	1,535,900	1,488
*	CSG Smart Science&Technology Co. Ltd. Class A	937,300	1,487
	Advanced Fiber Resources Zhuhai Ltd. Class A	227,965	1,487
*	Angang Steel Co. Ltd. Class A	4,720,450	1,486
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	158,611	1,484
[2]	China New Higher Education Group Ltd.	10,122,112	1,481
	Hoymiles Power Electronics Inc. Class A	105,857	1,479
	Beijing Balance Medical Technology Co. Ltd. Class A	104,108	1,479
	CQ Pharmaceutical Holding Co. Ltd. Class A	2,093,501	1,478
	Hangjin Technology Co. Ltd. Class A	636,200	1,476
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	397,261	1,476
	Shanghai Haohai Biological Technology Co. Ltd. Class A	186,185	1,474
	Beijing Dahao Technology Corp. Ltd. Class A	702,180	1,473
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	1,347,200	1,470
*	Grandjoy Holdings Group Co. Ltd. Class A	4,017,346	1,469
	Henan Lingrui Pharmaceutical Co. Class A	491,300	1,468
	Shanghai Pret Composites Co. Ltd. Class A	1,151,160	1,465
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	1,642,603	1,464
	Hainan Haide Capital Management Co. Ltd. Class A	1,772,132	1,464
	Fujian Boss Software Development Co. Ltd. Class A	729,480	1,463
[2]	Joinn Laboratories China Co. Ltd. Class H	1,339,958	1,459
	First Tractor Co. Ltd. Class A	744,400	1,458

		Shares	Market Value ($000)
	Sinofibers Technology Co. Ltd. Class A	372,623	1,458
	Micro-Tech Nanjing Co. Ltd. Class A	151,102	1,455
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	1,680,200	1,454
	Shandong Publishing & Media Co. Ltd. Class A	941,487	1,452
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	1,027,500	1,450
	Sai Micro Electronics Inc. Class A	644,774	1,449
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	927,700	1,449
*,2	Red Star Macalline Group Corp. Ltd. Class H	7,466,364	1,447
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	1,008,100	1,440
	Lingyun Industrial Corp. Ltd. Class A	808,000	1,440
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	228,159	1,440
	Do-Fluoride New Materials Co. Ltd. Class A	923,300	1,436
	Shenzhen FRD Science & Technology Co. Ltd. Class A	537,901	1,436
*	Vantone Neo Development Group Co. Ltd. Class A	1,893,441	1,435
	Shanghai Yaoji Technology Co. Ltd. Class A	371,100	1,434
	Fujian Star-net Communication Co. Ltd. Class A	529,433	1,430
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	1,330,940	1,430
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	1,294,840	1,427
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	373,617	1,423
	Guangzhou Wondfo Biotech Co. Ltd. Class A	462,076	1,422
*	Sinochem International Corp. Class A	2,742,000	1,419
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	809,419	1,417
	Shenzhen Hello Tech Energy Co. Ltd. Class A	139,079	1,416
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	418,157	1,415
	Kailuan Energy Chemical Co. Ltd. Class A	1,567,500	1,414
	Caida Securities Co. Ltd. Class A	1,539,600	1,413
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	1,428,270	1,410
	Sichuan Injet Electric Co. Ltd. Class A	201,500	1,410
	Sumec Corp. Ltd. Class A	1,073,300	1,410
*	Merit Interactive Co. Ltd. Class A	423,300	1,409
	Baoji Titanium Industry Co. Ltd. Class A	350,242	1,408
	China Southern Power Grid Energy Storage Co. Ltd. Class A	1,036,100	1,403
	iRay Technology Co. Ltd. Class A	99,411	1,401
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	962,205	1,400
	Tibet Urban Development & Investment Co. Ltd. Class A	986,000	1,400
	Shandong Humon Smelting Co. Ltd. Class A	927,700	1,398
	Zhuzhou Kibing Group Co. Ltd. Class A	1,769,000	1,396
	North Industries Group Red Arrow Co. Ltd. Class A	739,900	1,394
	Lao Feng Xiang Co. Ltd. Class A	195,328	1,392
	Wuxi Rural Commercial Bank Co. Ltd. Class A	1,727,000	1,390
	China Tungsten & Hightech Materials Co. Ltd. Class A	1,060,020	1,389
	Beijing Haohua Energy Resource Co. Ltd. Class A	1,273,120	1,388
	Xiamen King Long Motor Group Co. Ltd. Class A	736,421	1,388
	HUYA Inc. ADR	395,636	1,385
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	349,100	1,384
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	1,047,900	1,380
	Shanghai AtHub Co. Ltd. Class A	498,989	1,373
	Digiwin Co. Ltd.	300,763	1,372
	Baowu Magnesium Technology Co. Ltd. Class A	876,212	1,370
	Motic Xiamen Electric Group Co. Ltd. Class A	607,100	1,370
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	507,652	1,367
	Southern Publishing & Media Co. Ltd. Class A	615,100	1,367
	Shanghai Highly Group Co. Ltd. Class A	908,100	1,365
	CIG Shanghai Co. Ltd. Class A	247,600	1,363
	Qianhe Condiment & Food Co. Ltd. Class A	846,422	1,361
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	845,509	1,360
*	Geo-Jade Petroleum Corp. Class A	4,592,800	1,360
	Longshine Technology Group Co. Ltd. Class A	970,856	1,359
*	Shandong Hi-Speed New Energy Group Ltd.	5,974,861	1,359
	Sunflower Pharmaceutical Group Co. Ltd. Class A	550,695	1,358
[1]	Helens International Holdings Co. Ltd.	5,158,223	1,358
	Zhejiang Wanma Co. Ltd. Class A	1,167,518	1,356
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	1,207,100	1,356
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	589,811	1,352
*	Financial Street Holdings Co. Ltd. Class A	3,228,505	1,351
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	1,820,900	1,350
*	TPV Technology Co. Ltd. Class A	3,715,200	1,350
*,2	Arrail Group Ltd.	4,153,500	1,350
	Huaxia Eye Hospital Group Co. Ltd. Class A	554,270	1,347
	Sinopep-Allsino Bio Pharmaceutical Co. Ltd. Class A	200,060	1,346

		Shares	Market Value ($000)
	Shenzhen Agricultural Power Group Co. Ltd. Class A	1,482,400	1,345
*	Xian International Medical Investment Co. Ltd. Class A	2,001,300	1,344
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class A	860,400	1,343
*	China Reform Health Management & Services Group Co. Ltd. Class A	1,001,003	1,341
	Guangdong Tapai Group Co. Ltd. Class A	1,237,687	1,340
	Sichuan Hexie Shuangma Co. Ltd. Class A	706,900	1,340
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	264,700	1,339
*	Beijing Teamsun Technology Co. Ltd. Class A	1,076,520	1,336
	Liaoning Chengda Biotechnology Co. Ltd. Class A	373,129	1,334
	Kaishan Group Co. Ltd. Class A	1,002,149	1,333
	Shanxi Coking Co. Ltd. Class A	2,524,771	1,330
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	2,032,955	1,328
*	Shenzhen Baoming Technology Co. Ltd. Class A	164,300	1,328
	IReader Technology Co. Ltd. Class A	454,300	1,327
	Chengxin Lithium Group Co. Ltd. Class A	754,270	1,327
	Chongqing Chuanyi Automation Co. Ltd. Class A	447,980	1,327
	Giantec Semiconductor Corp. Class A	139,415	1,327
	Changjiang Publishing & Media Co. Ltd. Class A	1,063,000	1,326
	Shenzhen Leaguer Co. Ltd. Class A	1,195,900	1,323
	Norinco International Cooperation Ltd. Class A	988,849	1,322
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. Class A	2,315,615	1,321
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	2,261,700	1,320
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	1,271,974	1,320
	Sichuan Teway Food Group Co. Ltd. Class A	699,942	1,319
	Xiamen Kingdomway Group Co. Class A	667,531	1,318
	China Science Publishing & Media Ltd. Class A	479,300	1,318
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	523,372	1,317
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A	1,055,700	1,314
*	Guangxi Huaxi Nonferrous Metal Co. Ltd. Class A	537,900	1,314
	Bank of Suzhou Co. Ltd. Class A	1,199,880	1,313
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	793,700	1,311
	Moon Environment Technology Co. Ltd. Class A	794,000	1,311
	Triangle Tyre Co. Ltd. Class A	618,800	1,311
	Hefei Meiya Optoelectronic Technology Inc. Class A	662,896	1,310
*	Zotye Automobile Co. Ltd. Class A	4,649,655	1,310
*	Hybio Pharmaceutical Co. Ltd. Class A	839,100	1,309
	Sino-Platinum Metals Co. Ltd. Class A	689,858	1,308
	Yunnan Energy Investment Co. Ltd. Class A	834,362	1,306
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	2,715,377	1,305
	Bright Dairy & Food Co. Ltd. Class A	1,157,448	1,303
	Fujian Expressway Development Co. Ltd. Class A	2,440,800	1,300
*	COFCO Biotechnology Co. Ltd. Class A	1,751,138	1,297
	FESCO Group Co. Ltd. Class A	503,100	1,297
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	951,400	1,296
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A	1,127,600	1,294
	Nanjing Gaoke Co. Ltd. Class A	1,260,300	1,290
	Zhejiang Communications Technology Co. Ltd. Class A	2,424,941	1,289
	Eternal Asia Supply Chain Management Ltd. Class A	2,267,197	1,286
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	1,617,775	1,283
	Changzheng Engineering Technology Co. Ltd. Class A	579,526	1,283
*	Shenyang Jinbei Automotive Co. Ltd. Class A	1,399,200	1,282
	Fangda Special Steel Technology Co. Ltd. Class A	2,242,839	1,281
	Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	274,400	1,281
*	Addsino Co. Ltd. Class A	1,350,000	1,280
	Hunan Zhongke Electric Co. Ltd. Class A	630,497	1,279
	China Sports Industry Group Co. Ltd. Class A	1,189,301	1,279
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	762,685	1,278
	Sichuan Anning Iron & Titanium Co. Ltd. Class A	311,770	1,276
	Jingjin Equipment Inc. Class A	549,340	1,275
	Solareast Holdings Co. Ltd. Class A	881,700	1,275
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	1,036,813	1,273
	Henan Yuguang Gold & Lead Co. Ltd. Class A	1,385,700	1,272
	Tibet Mineral Development Co. Ltd. Class A	454,900	1,272
	Archermind Technology Nanjing Co. Ltd. Class A	204,093	1,266
*	Guoguang Electric Co. Ltd. Class A	505,800	1,266
	Ningbo Huaxiang Electronic Co. Ltd. Class A	727,600	1,265
	Guangzhou Restaurant Group Co. Ltd. Class A	583,360	1,265
	Zhejiang Provincial New Energy Investment Group Co. Ltd. Class A	1,289,500	1,263
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	565,478	1,262
	Ningbo Yongxin Optics Co. Ltd. Class A	97,000	1,262

		Shares	Market Value ($000)
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	701,665	1,261
	Shanghai Runda Medical Technology Co. Ltd. Class A	557,000	1,259
[2]	Midea Real Estate Holding Ltd.	3,341,135	1,257
	Valiant Co. Ltd. Class A	899,400	1,257
	New Guomai Digital Culture Co. Ltd. Class A	743,579	1,257
	China Merchants Property Operation & Service Co. Ltd. Class A	926,700	1,253
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	1,729,400	1,252
	Hanwei Electronics Group Corp. Class A	337,836	1,251
*	CGN Nuclear Technology Development Co. Ltd. Class A	1,314,728	1,249
	Shuangliang Eco-Energy Systems Co. Ltd. Class A	1,674,100	1,248
	Jointo Energy Investment Co. Ltd. Hebei Class A	1,716,400	1,246
	Shengda Resources Co. Ltd. Class A	648,000	1,246
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	1,621,394	1,246
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	1,122,800	1,243
	DeHua TB New Decoration Materials Co. Ltd. Class A	821,154	1,243
	Zhongmin Energy Co. Ltd. Class A	1,631,800	1,241
	Anhui Xinhua Media Co. Ltd. Class A	1,323,400	1,240
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	1,519,600	1,238
*	Remegen Co. Ltd. Class A	321,254	1,238
*	LianChuang Electronic Technology Co. Ltd. Class A	1,011,309	1,237
	Qingdao Haier Biomedical Co. Ltd. Class A	278,959	1,236
	Shenzhen Tagen Group Co. Ltd. Class A	2,235,945	1,234
*	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	158,547	1,234
	Yuanjie Semiconductor Technology Co. Ltd. Class A	60,981	1,232
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	1,054,100	1,229
*	Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	894,700	1,229
*	Wonders Information Co. Ltd. Class A	1,247,700	1,228
	Sanquan Food Co. Ltd. Class A	782,125	1,228
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	449,274	1,225
	Jiangsu Guomao Reducer Co. Ltd. Class A	649,389	1,225
	Guangdong South New Media Co. Ltd. Class A	222,495	1,223
	Arctech Solar Holding Co. Ltd. Class A	148,591	1,223
	Beijing eGOVA Co. Ltd. Class A	591,742	1,220
	Anhui Construction Engineering Group Co. Ltd. Class A	1,928,587	1,218
	China CAMC Engineering Co. Ltd. Class A	1,140,800	1,217
*	Chengdu CORPRO Technology Co. Ltd. Class A	526,000	1,216
	Sinosteel Engineering & Technology Co. Ltd. Class A	1,367,500	1,215
*	RongFa Nuclear Equipment Co. Ltd. Class A	1,877,700	1,214
*	Shenzhen Mason Technologies Co. Ltd. Class A	762,600	1,214
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	702,000	1,213
	Chongqing Taiji Industry Group Co. Ltd. Class A	468,100	1,213
*	Gosuncn Technology Group Co. Ltd. Class A	1,743,400	1,210
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	862,400	1,210
	Tongyu Heavy Industry Co. Ltd. Class A	3,654,500	1,207
*	Western Region Gold Co. Ltd. Class A	713,000	1,205
	Eastern Communications Co. Ltd. Class A	819,500	1,205
*	China Express Airlines Co. Ltd. Class A	1,222,790	1,205
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	1,080,600	1,204
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	369,405	1,204
*	China Fortune Land Development Co. Ltd. Class A	3,858,700	1,203
	Shenzhen Sunline Tech Co. Ltd. Class A	694,400	1,203
*	Harbin Pharmaceutical Group Co. Ltd. Class A	2,347,809	1,203
	Winall Hi-Tech Seed Co. Ltd. Class A	855,960	1,203
	Qingdao Baheal Pharmaceutical Co. Ltd. Class A	375,285	1,203
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	2,213,800	1,202
	Zhejiang Jolly Pharmaceutical Co. Ltd. Class A	590,800	1,202
	Shanying International Holding Co. Ltd. Class A	5,151,400	1,200
*	CanSino Biologics Inc. Class A	149,416	1,200
	Toread Holdings Group Co. Ltd. Class A	1,286,598	1,200
	Chengdu Wintrue Holding Co. Ltd. Class A	1,102,400	1,199
	Huafu Fashion Co. Ltd. Class A	1,846,024	1,198
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	1,746,900	1,198
	China Publishing & Media Co. Ltd. Class A	1,246,300	1,198
	Beijing Urban Construction Investment & Development Co. Ltd. Class A	1,822,400	1,198
	Wuxi Autowell Technology Co. Ltd. Class A	213,052	1,198
	Chow Tai Seng Jewellery Co. Ltd. Class A	687,201	1,196
*	Shanghai Milkground Food Tech Co. Ltd. Class A	473,600	1,196
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	1,084,100	1,192
	Sinomach Automobile Co. Ltd. Class A	1,352,400	1,187
	Zhuzhou Times New Material Technology Co. Ltd. Class A	701,600	1,184

		Shares	Market Value ($000)
	Tofflon Science & Technology Group Co. Ltd. Class A	683,400	1,182
	Foran Energy Group Co. Ltd. Class A	734,945	1,180
	NYOCOR Co. Ltd. Class A	1,586,600	1,179
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	1,877,400	1,176
*	Cinda Real Estate Co. Ltd. Class A	1,999,514	1,176
	YUNDA Holding Group Co. Ltd. Class A	1,130,885	1,175
	China National Accord Medicines Corp. Ltd. Class A	331,563	1,175
	Skyworth Digital Co. Ltd. Class A	701,757	1,175
	Suzhou Anjie Technology Co. Ltd. Class A	559,721	1,174
	Chongqing Road & Bridge Co. Ltd. Class A	1,548,100	1,173
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	984,600	1,172
	Nanjing Xinjiekou Department Store Co. Ltd. Class A	1,321,272	1,171
	Mesnac Co. Ltd. Class A	972,100	1,170
	Keboda Technology Co. Ltd. Class A	138,400	1,169
	FAWER Automotive Parts Co. Ltd. Class A	1,637,010	1,168
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	1,142,240	1,168
	China Conch Environment Protection Holdings Ltd.	13,154,265	1,168
	Shandong Yulong Gold Co. Ltd. Class A	688,800	1,166
*,1	China South City Holdings Ltd.	60,571,084	1,162
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	464,700	1,162
*	Anhui Tatfook Technology Co. Ltd. Class A	764,216	1,160
*	CICT Mobile Communication Technology Co. Ltd. Class A	1,510,599	1,160
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	264,800	1,157
	Chengzhi Co. Ltd. Class A	1,133,107	1,156
	Anhui Guangxin Agrochemical Co. Ltd. Class A	715,008	1,155
	Shanghai SMI Holding Co. Ltd. Class A	2,007,400	1,154
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	1,457,100	1,153
	Fushun Special Steel Co. Ltd. Class A	1,557,400	1,153
	Ningbo Yunsheng Co. Ltd. Class A	1,100,300	1,152
	BOC International China Co. Ltd. Class A	798,300	1,150
	Jiangsu Xukuang Energy Co. Ltd. Class A	1,651,100	1,150
	Huatu Cendes Co. Ltd. Class A	120,600	1,150
	Jiang Su Suyan Jingshen Co. Ltd. Class A	756,500	1,148
	Camel Group Co. Ltd. Class A	1,012,512	1,147
	Xinyu Iron & Steel Co. Ltd. Class A	2,250,100	1,146
	Central China Land Media Co. Ltd. Class A	733,200	1,145
*	Shanghai Bright Power Semiconductor Co. Ltd. Class A	101,647	1,144
	Shanghai Bailian Group Co. Ltd. Class A	848,500	1,142
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	2,224,000	1,141
	Juewei Food Co. Ltd. Class A	567,264	1,141
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	1,651,900	1,140
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	777,800	1,140
	Shinva Medical Instrument Co. Ltd. Class A	514,540	1,140
	Gansu Yasheng Industrial Group Co. Ltd. Class A	2,948,600	1,139
	Far East Smarter Energy Co. Ltd. Class A	1,763,900	1,139
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	511,800	1,138
*	China High Speed Railway Technology Co. Ltd. Class A	3,251,913	1,138
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	939,300	1,138
	Beijing Wandong Medical Technology Co. Ltd. Class A	570,800	1,136
	PCI Technology Group Co. Ltd. Class A	1,814,000	1,134
	China Bester Group Telecom Co. Ltd. Class A	399,179	1,133
	Shanghai Huayi Group Co. Ltd. Class A	1,214,400	1,132
*	Tibet Tianlu Co. Ltd. Class A	1,376,050	1,131
	Shenzhen Desay Battery Technology Co. Class A	362,251	1,128
	Aotecar New Energy Technology Co. Ltd. Class A	2,748,200	1,128
	Cheng De Lolo Co. Ltd. Class A	929,868	1,127
	Zhewen Interactive Group Co. Ltd. Class A	1,247,300	1,126
	Zhongyuan Environment-Protection Co. Ltd. Class A	948,783	1,125
	GRG Metrology & Test Group Co. Ltd. Class A	444,960	1,124
	Shandong Hi-Speed Road & Bridge Group Co. Ltd. Class A	1,416,900	1,122
	Shenzhen Noposin Crop Science Co. Ltd. Class A	823,100	1,121
*	Focused Photonics Hangzhou Inc. Class A	469,100	1,120
	Shenzhen Aisidi Co. Ltd. Class A	639,400	1,120
	CTS International Logistics Corp. Ltd. Class A	1,327,532	1,118
	Dongguan Development Holdings Co. Ltd. Class A	805,100	1,117
	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class A	193,203	1,116
	Nanjing Hanrui Cobalt Co. Ltd. Class A	246,600	1,112
	Shenzhen YHLO Biotech Co. Ltd. Class A	515,376	1,110
	Shandong Denghai Seeds Co. Ltd. Class A	754,700	1,107
	Shanghai Datun Energy Resources Co. Ltd. Class A	636,900	1,107

		Shares	Market Value ($000)
	Anhui Kouzi Distillery Co. Ltd. Class A	223,300	1,106
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	226,094	1,101
	Yangling Metron New Material Inc. Class A	423,700	1,100
*	Sino-Ocean Group Holding Ltd.	38,729,553	1,099
	Qinhuangdao Port Co. Ltd. Class A	2,434,200	1,099
	Betta Pharmaceuticals Co. Ltd. Class A	140,100	1,098
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	600,500	1,097
*	C*Core Technology Co. Ltd. Class A	305,497	1,097
	North China Pharmaceutical Co. Ltd. Class A	1,432,800	1,096
	Shanghai Pudong Construction Co. Ltd. Class A	1,302,839	1,095
	Xinfengming Group Co. Ltd. Class A	681,669	1,094
	Guodian Nanjing Automation Co. Ltd. Class A	1,101,840	1,094
	Suning Universal Co. Ltd. Class A	3,542,392	1,093
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	2,024,800	1,093
*	Aerospace Hi-Tech Holdings Group Ltd. Class A	772,084	1,090
*	Shenzhen Dynanonic Co. Ltd. Class A	245,166	1,089
	Levima Advanced Materials Corp. Class A	600,553	1,088
	Hualan Biological Vaccine Inc. Class A	461,400	1,088
	Shanghai Jahwa United Co. Ltd. Class A	505,000	1,087
*	Montnets Cloud Technology Group Co. Ltd. Class A	738,900	1,086
	Shanghai AJ Group Co. Ltd. Class A	1,631,100	1,085
*	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	917,100	1,085
	Jade Bird Fire Co. Ltd. Class A	685,772	1,084
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	520,052	1,081
*	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	467,125	1,081
	Neusoft Corp. Class A	824,800	1,079
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	1,460,600	1,078
	Beyondsoft Corp. Class A	610,300	1,077
*	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	1,569,000	1,075
	Beijing CTJ Information Technology Co. Ltd. Class A	319,084	1,074
	Guotai Epoint Software Co. Ltd. Class A	262,788	1,073
*	Inner Mongolia Furui Medical Science Co. Ltd. Class A	239,500	1,073
	CIMC Vehicles Group Co. Ltd. Class A	840,000	1,070
*	Beijing VRV Software Corp. Ltd. Class A	1,547,200	1,069
	China TransInfo Technology Co. Ltd. Class A	940,000	1,068
	Sumavision Technologies Co. Ltd. Class A	1,459,200	1,068
	Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	147,000	1,066
	Jiangsu Guoxin Corp. Ltd. Class A	1,035,300	1,065
	Dlg Exhibitions & Events Corp. Ltd. Class A	946,260	1,062
	Huapont Life Sciences Co. Ltd. Class A	1,996,100	1,060
	Henan Zhongyuan Expressway Co. Ltd. Class A	1,866,800	1,060
	Chongqing Water Group Co. Ltd. Class A	1,660,200	1,058
	Wuxi Huaguang Environment & Energy Group Co. Ltd. Class A	848,200	1,056
	Chengdu Leejun Industrial Co. Ltd. Class A	1,188,300	1,055
	OPT Machine Vision Tech Co. Ltd. Class A	97,338	1,055
	Explosive Co. Ltd. Class A	741,200	1,054
*	5I5J Holding Group Co. Ltd. Class A	2,501,981	1,053
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	540,956	1,053
	Windey Energy Technology Group Co. Ltd. Class A	587,600	1,052
	Nanjing Cosmos Chemical Co. Ltd. Class A	306,800	1,052
	Sangfor Technologies Inc. Class A	127,679	1,051
	Shenzhen Changhong Technology Co. Ltd. Class A	473,753	1,050
	Jiangsu Gian Technology Co. Ltd. Class A	196,200	1,049
	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	660,469	1,049
*	New Journey Health Technology Group Co. Ltd. Class A	3,056,100	1,047
	Zhejiang Jinggong Integration Technology Co. Ltd. Class A	479,500	1,046
	Amoy Diagnostics Co. Ltd. Class A	362,970	1,044
	Nanjing Vazyme Biotech Co. Ltd. Class A	374,444	1,044
	Zhejiang HangKe Technology Inc. Co. Class A	426,585	1,043
*	Beijing Philisense Technology Co. Ltd. Class A	1,597,300	1,041
*	263 Network Communications Co. Ltd. Class A	1,314,630	1,041
	Beijing Strong Biotechnologies Inc. Class A	569,700	1,038
	Kunshan Dongwei Technology Co. Ltd. Class A	287,303	1,037
*	Sunstone Development Co. Ltd. Class A	522,642	1,036
	PhiChem Corp. Class A	472,160	1,036
	Sunward Intelligent Equipment Co. Ltd. Class A	1,073,708	1,034
	Guangdong Marubi Biotechnology Co. Ltd. Class A	225,700	1,030
*	Beijing Tongtech Co. Ltd. Class A	526,422	1,030
	Jiangxi Ganneng Co. Ltd. Class A	910,200	1,030
	Changzhou Qianhong Biopharma Co. Ltd. Class A	1,283,800	1,028

		Shares	Market Value ($000)
	Luenmei Quantum Co. Ltd. Class A	1,340,770	1,027
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	421,100	1,026
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	304,300	1,025
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	844,500	1,025
	Jiangsu ToLand Alloy Co. Ltd. Class A	347,750	1,025
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	1,032,576	1,024
*	Phenix Optical Co. Ltd. Class A	320,521	1,023
	Ningbo Peacebird Fashion Co. Ltd. Class A	512,029	1,022
	Shanghai Liangxin Electrical Co. Ltd. Class A	1,084,192	1,022
	JS Corrugating Machinery Co. Ltd. Class A	610,600	1,022
*	Primarius Technologies Co. Ltd. Class A	395,638	1,021
	Hainan Expressway Co. Ltd. Class A	1,172,600	1,019
	Beijing GeoEnviron Engineering & Technology Inc. Class A	1,433,955	1,018
*	Xi'an Tian He Defense Technology Co. Ltd. Class A	673,100	1,018
	Qingdao East Steel Tower Stock Co. Ltd. Class A	1,036,900	1,018
*	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	727,807	1,017
	Shenzhen Center Power Tech Co. Ltd. Class A	452,561	1,017
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	5,012,900	1,017
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	324,600	1,017
	Suzhou Good-Ark Electronics Co. Ltd. Class A	736,800	1,017
*	Kingsignal Technology Co. Ltd. Class A	781,700	1,016
*	Konka Group Co. Ltd. Class A	1,630,500	1,015
*	Yueyang Forest & Paper Co. Ltd. Class A	1,508,435	1,014
	Edan Instruments Inc. Class A	671,600	1,014
	Guomai Technologies Inc. Class A	953,500	1,009
*	Wellhope Foods Co. Ltd. Class A	921,083	1,008
	Hangzhou Sunrise Technology Co. Ltd. Class A	440,200	1,007
	China Southern Power Grid Technology Co. Ltd. Class A	242,933	1,006
	Pylon Technologies Co. Ltd. Class A	192,577	1,005
	Zhejiang Runtu Co. Ltd. Class A	1,053,712	1,003
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	599,600	1,003
	Porton Pharma Solutions Ltd. Class A	459,571	1,001
	Beijing SuperMap Software Co. Ltd. Class A	455,102	1,000
	Autohome Inc. Class A	143,957	1,000
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	2,121,150	998
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	2,901,501	997
	Joyoung Co. Ltd. Class A	733,277	995
*	Anhui Golden Seed Winery Co. Ltd. Class A	649,900	995
	Qiming Information Technology Co. Ltd. Class A	404,400	995
	Dashang Co. Ltd. Class A	273,350	994
*	Shandong Longda Meishi Co. Ltd. Class A	1,142,099	994
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	1,364,800	994
	Beijing Gehua CATV Network Co. Ltd. Class A	1,005,666	993
	Hoyuan Green Energy Co. Ltd. Class A	465,554	993
	Bros Eastern Co. Ltd. Class A	1,372,600	992
	Shenzhen Click Technology Co. Ltd. Class A	554,900	992
	Shandong Lukang Pharma Class A	806,300	992
	Guangdong Vanward New Electric Co. Ltd. Class A	668,000	991
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	2,580,000	990
	Opple Lighting Co. Ltd. Class A	429,756	985
*	Rising Nonferrous Metals Share Co. Ltd. Class A	251,100	985
	Tianneng Battery Group Co. Ltd. Class A	269,555	984
	B-Soft Co. Ltd. Class A	1,746,795	982
	Huadian Heavy Industries Co. Ltd. Class A	1,056,500	980
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	475,500	978
	Tianjin Teda Co. Ltd. Class A	1,850,500	978
*	UTour Group Co. Ltd. Class A	955,700	978
*	Sinodata Co. Ltd. Class A	362,900	978
*	Chongqing Genrix Biopharmaceutical Co. Ltd. Class A	286,152	978
	Hongrun Construction Group Co. Ltd. Class A	1,383,900	977
	Hangzhou Onechance Tech Corp. Class A	254,009	976
	Sichuan Haite High-tech Co. Ltd. Class A	723,100	975
	Stanley Agricultural Group Co. Ltd. Class A	973,864	975
	Tayho Advanced Materials Group Co. Ltd. Class A	785,700	974
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	1,073,000	972
	M-Grass Ecology & Environment Group Co. Ltd. Class A	1,505,600	971
	PNC Process Systems Co. Ltd. Class A	308,880	971
	Fujian Apex Software Co. Ltd. Class A	199,320	970
*	Bio-Thera Solutions Ltd. Class A	376,874	969
	Goldenmax International Group Ltd. Class A	858,300	968

		Shares	Market Value ($000)
*	Hanwang Technology Co. Ltd. Class A	280,600	968
*	Shandong Dongyue Silicone Material Co. Ltd. Class A	922,000	967
*	Ningxia Western Venture Industrial Co. Ltd. Class A	1,367,600	967
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd. Class A	363,241	965
	Shandong Jinjing Science & Technology Co. Ltd. Class A	1,358,800	965
	Guangdong Electric Power Development Co. Ltd. Class A	1,588,300	964
	JL Mag Rare-Earth Co. Ltd. Class A	352,064	963
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	654,800	963
	Northeast Pharmaceutical Group Co. Ltd. Class A	1,393,800	962
	Luoniushan Co. Ltd. Class A	1,132,600	961
*	China Union Holdings Ltd. Class A	1,762,187	961
*	Baosheng Science & Technology Innovation Co. Ltd. Class A	1,513,143	958
	TDG Holdings Co. Ltd. Class A	1,007,100	957
	Zhejiang Wanliyang Co. Ltd. Class A	1,102,725	955
	Guangdong Dowstone Technology Co. Ltd. Class A	524,300	953
*	Sansteel Minguang Co. Ltd. Fujian Class A	2,107,900	950
	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	522,600	950
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A	678,800	950
	CSG Holding Co. Ltd. Class A	1,382,132	950
	Zhongtong Bus Holding Co. Ltd. Class A	600,900	950
	Hangzhou Weiguang Electronic Co. Ltd. Class A	257,400	950
	Easyhome New Retail Group Co. Ltd. Class A	2,016,000	949
*	Pengxin International Mining Co. Ltd. Class A	2,182,819	948
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	314,613	946
	Shenzhen Topway Video Communication Co. Ltd. Class A	897,900	946
	Beijing North Star Co. Ltd. Class A	4,025,381	944
	Wuxi Boton Technology Co. Ltd. Class A	369,100	944
*	Minmetals Development Co. Ltd. Class A	990,610	943
	Shandong Bohui Paper Industrial Co. Ltd. Class A	1,434,600	943
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	1,722,900	942
	Foshan Electrical & Lighting Co. Ltd. Class A	1,141,500	941
	Luxin Venture Capital Group Co. Ltd. Class A	563,000	941
	Insigma Technology Co. Ltd. Class A	1,024,600	939
*	YaGuang Technology Group Co. Ltd. Class A	1,272,500	937
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	368,600	932
	Youngy Co. Ltd. Class A	219,700	929
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	835,500	929
	Kuangda Technology Group Co. Ltd. Class A	1,373,700	929
*	Shenzhen Chipscreen Biosciences Co. Ltd. Class A	396,267	929
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	356,260	928
	Bear Electric Appliance Co. Ltd. Class A	158,890	928
	Jinko Power Technology Co. Ltd. Class A	2,547,200	928
	Hunan Jiudian Pharmaceutical Co. Ltd. Class A	432,000	927
	Wushang Group Co. Ltd. Class A	797,600	926
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	191,235	924
	North Huajin Chemical Industries Co. Ltd. Class A	1,535,800	923
	Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	483,991	923
	Jihua Group Corp. Ltd. Class A	2,623,700	923
*	Lecron Industrial Development Group Co. Ltd. Class A	1,169,300	921
*	Hunan New Wellful Co. Ltd. Class A	1,133,700	921
	Zhejiang Chengchang Technology Co. Ltd. Class A	245,887	920
	Changchun Faway Automobile Components Co. Ltd. Class A	764,150	918
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	885,900	918
*	Client Service International Inc. Class A	412,050	916
*	Offcn Education Technology Co. Ltd. Class A	2,041,662	915
	Chengdu RML Technology Co. Ltd. Class A	133,210	915
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	694,600	915
	Beijing SL Pharmaceutical Co. Ltd. Class A	980,900	914
*	ChangYuan Technology Group Ltd. Class A	1,356,100	913
	Autobio Diagnostics Co. Ltd. Class A	164,505	911
	Jinhui Liquor Co. Ltd. Class A	349,682	910
	Zhejiang Hangmin Co. Ltd. Class A	925,800	909
	Tongyu Communication Inc. Class A	459,810	909
	Jiangsu Etern Co. Ltd. Class A	1,338,400	909
*	Jilin Yatai Group Co. Ltd. Class A	3,948,800	909
*	JiangSu WuZhong Pharmaceutical Development Co. Ltd. Class A	742,100	909
*	Sinopec Oilfield Equipment Corp. Class A	1,049,940	907
	Daan Gene Co. Ltd. Class A	1,241,370	905
*	Huayi Brothers Media Corp. Class A	2,624,300	905
	GoodWe Technologies Co. Ltd. Class A	170,735	905

		Shares	Market Value ($000)
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	654,700	904
*	Beijing Join-Cheer Software Co. Ltd. Class A	1,015,600	903
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	775,300	903
	Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	183,389	903
	Hangzhou Jiebai Group Co. Ltd. Class A	919,676	902
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	221,700	901
	Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	439,300	901
	Vatti Corp. Ltd. Class A	931,300	900
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	601,800	900
[3]	Ningbo Cixing Co. Ltd. Class A	661,800	900
	Sino Wealth Electronic Ltd. Class A	279,255	899
	ApicHope Pharmaceutical Group Co. Ltd.	410,400	899
*	Lier Chemical Co. Ltd. Class A	767,622	898
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	327,793	898
	MYS Group Co. Ltd. Class A	1,908,300	897
	Shenzhen Das Intellitech Co. Ltd. Class A	2,018,100	896
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	903,200	894
	Xinjiang Communications Construction Group Co. Ltd. Class A	603,000	894
	Guangdong DFP New Material Group Co. Ltd.	1,969,800	894
	Xinxiang Chemical Fiber Co. Ltd. Class A	1,580,387	894
	Hymson Laser Technology Group Co. Ltd. Class A	214,485	892
	Shanghai Baolong Automotive Corp. Class A	182,600	892
*	Zhejiang Yongtai Technology Co. Ltd. Class A	772,264	891
*	China Harzone Industry Corp. Ltd. Class A	841,475	891
	Sino Biological Inc. Class A	108,269	889
	Three Squirrels Inc. Class A	197,100	886
	Chengdu Kanghua Biological Products Co. Ltd. Class A	124,909	886
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	332,643	885
*	INKON Life Technology Co. Ltd. Class A	743,300	885
	CITIC Press Corp. Class A	191,000	883
	Shandong WIT Dyne Health Co. Ltd. Class A	226,875	883
	Three's Co. Media Group Co. Ltd. Class A	203,916	882
	China Television Media Ltd. Class A	373,522	880
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	2,754,700	879
*	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	410,700	877
	Yixintang Pharmaceutical Group Co. Ltd. Class A	509,579	876
*	Sino GeoPhysical Co. Ltd. Class A	469,463	876
	Renhe Pharmacy Co. Ltd. Class A	1,128,600	874
	Jiangsu General Science Technology Co. Ltd. Class A	1,141,200	873
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	1,159,352	872
	Jiaze Renewables Co. Ltd.	1,883,200	871
	Bright Real Estate Group Co. Ltd. Class A	1,749,000	870
	Hubei Chutian Smart Communication Co. Ltd. Class A	1,430,300	870
*	Beijing Haixin Energy Technology Co. Ltd. Class A	2,051,961	869
	Time Publishing & Media Co. Ltd. Class A	758,520	869
	ZheJiang Dali Technology Co. Ltd. Class A	581,440	867
	Inmyshow Digital Technology Group Co. Ltd. Class A	1,226,351	866
*	Shenzhen Clou Electronics Co. Ltd. Class A	1,560,016	866
	Nanjing Pharmaceutical Co. Ltd. Class A	1,283,500	866
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A	1,186,600	865
*	Orient Group Inc. Class A	3,504,600	864
	Haining China Leather Market Co. Ltd. Class A	1,496,500	863
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	274,200	862
	Jiangsu Yinhe Electronics Co. Ltd. Class A	1,164,400	862
	ABA Chemicals Corp. Class A	1,014,400	862
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	1,019,062	862
	Yibin Tianyuan Group Co. Ltd. Class A	1,517,850	861
*	Zhejiang Huatong Meat Products Co. Ltd. Class A	542,600	860
	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	461,205	859
	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	368,700	859
	Dian Diagnostics Group Co. Ltd. Class A	594,000	858
	Befar Group Co. Ltd. Class A	1,597,400	858
*	Jishi Media Co. Ltd. Class A	3,645,900	858
*	Tangrenshen Group Co. Ltd. Class A	1,270,500	856
	Changhong Meiling Co. Ltd. Class A	783,800	856
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	1,248,079	855
	Zhejiang Construction Investment Group Co. Ltd. Class A	751,300	855
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	731,864	854
	Hunan Corun New Energy Co. Ltd. Class A	1,482,100	854
	Shanxi Blue Flame Holding Co. Ltd. Class A	995,643	853

		Shares	Market Value ($000)
	EIT Environmental Development Group Co. Ltd. Class A	400,744	853
*	Datang Huayin Electric Power Co. Ltd. Class A	2,062,900	852
*	Beijing Thunisoft Corp. Ltd. Class A	908,600	851
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	1,187,830	851
	Dongfeng Electronic Technology Co. Ltd. Class A	617,955	851
	Zhende Medical Co. Ltd. Class A	281,700	851
	KingClean Electric Co. Ltd. Class A	265,519	850
	Lushang Freda Pharmaceutical Co. Ltd. Class A	884,000	850
*	Wutong Holding Group Co. Ltd. Class A	1,150,300	849
	Sufa Technology Industry Co. Ltd. CNNC Class A	367,300	849
	Jiajiayue Group Co. Ltd. Class A	610,605	848
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	803,300	848
	Topsec Technologies Group Inc. Class A	854,400	847
	PharmaBlock Sciences Nanjing Inc. Class A	195,977	847
	Streamax Technology Co. Ltd. Class A	136,700	846
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	173,746	845
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	359,100	845
*	Shandong Sinobioway Biomedicine Co. Ltd. Class A	610,900	844
	Huangshan Novel Co. Ltd. Class A	588,000	843
	Sichuan EM Technology Co. Ltd. Class A	771,500	842
	Jinyu Bio-Technology Co. Ltd. Class A	918,700	841
	Greattown Holdings Ltd. Class A	1,986,700	840
	Lancy Co. Ltd. Class A	396,400	840
	Chengdu Hongqi Chain Co. Ltd. Class A	1,167,833	837
	Hunan Aihua Group Co. Ltd. Class A	392,897	837
	Zhejiang Yasha Decoration Co. Ltd. Class A	1,623,492	837
	Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	128,072	837
*	Suzhou Everbright Photonics Co. Ltd. Class A	138,812	836
*	AECC Aero Science & Technology Co. Ltd. Class A	339,600	835
	Changshu Tianyin Electromechanical Co. Ltd. Class A	365,400	835
*	Beijing Watertek Information Technology Co. Ltd. Class A	1,926,800	833
	Shandong Xiantan Co. Ltd. Class A	1,040,300	833
*	Zhongnongfa Seed Industry Group Co. Ltd. Class A	916,903	833
*	Beijing Capital Development Co. Ltd. Class A	2,560,813	832
	Vats Liquor Chain Store Management JSC Ltd. Class A	349,500	832
	Wuxi Paike New Materials Technology Co. Ltd. Class A	118,600	832
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	276,297	830
	Rianlon Corp. Class A	212,700	826
*	Sun Create Electronics Co. Ltd. Class A	291,300	825
	Qingdao Rural Commercial Bank Corp. Class A	2,000,025	825
	China Railway Tielong Container Logistics Co. Ltd. Class A	1,025,913	824
	Sanjiang Shopping Club Co. Ltd. Class A	604,200	824
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A	803,700	821
	Rizhao Port Co. Ltd. Class A	1,956,100	821
	Shanghai Environment Group Co. Ltd. Class A	753,600	818
*	Shanghai Shibei Hi-Tech Co. Ltd. Class A	1,326,300	818
	Sinosoft Co. Ltd. Class A	289,380	817
	Yotrio Group Co. Ltd. Class A	1,733,900	816
	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	539,962	816
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	739,600	814
*	Beijing Aerospace Changfeng Co. Ltd. Class A	572,558	813
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A	2,004,200	812
	Semitronix Corp. Class A	122,001	812
*	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	2,336,400	811
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	2,479,900	811
	Xiamen International Airport Co. Ltd. Class A	401,520	810
	Qingdao Hanhe Cable Co. Ltd. Class A	1,790,630	810
	Shaanxi Fenghuo Electronics Co. Ltd. Class A	763,900	810
	Jinlei Technology Co. Ltd. Class A	300,359	808
*	Mabwell Shanghai Bioscience Co. Ltd. Class A	374,375	807
	Ningxia Building Materials Group Co. Ltd. Class A	429,000	806
	Xinzhi Group Co. Ltd. Class A	409,300	806
	Suzhou Nanomicro Technology Co. Ltd. Class A	339,400	806
	Jiangsu Huaxicun Co. Ltd. Class A	792,000	805
	Unilumin Group Co. Ltd. Class A	842,477	805
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	960,700	805
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	182,266	804
	Henan Liliang Diamond Co. Ltd. Class A	177,300	804
	Shenma Industry Co. Ltd. Class A	780,300	802
	Shanghai Industrial Development Co. Ltd. Class A	1,824,500	799

		Shares	Market Value ($000)
*	Hainan Haiyao Co. Ltd. Class A	1,341,500	798
	YanTai Shuangta Food Co. Ltd. Class A	1,114,400	797
	ZhongYeDa Electric Co. Ltd. Class A	694,100	797
	Jinhong Gas Co. Ltd. Class A	341,237	797
	China CYTS Tours Holding Co. Ltd. Class A	574,100	796
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	1,047,500	796
*	Tongding Interconnection Information Co. Ltd. Class A	1,265,500	795
	Shenzhen Invt Electric Co. Ltd. Class A	778,900	794
	Anhui Huaheng Biotechnology Co. Ltd. Class A	210,973	792
*	Anyang Iron & Steel Inc. Class A	3,158,700	792
*	Foshan Yowant Technology Co. Ltd. Class A	892,200	789
*	Henan Yuneng Holdings Co. Ltd. Class A	1,485,524	788
*	Guangxi Radio & Television Information Network Corp. Ltd. Class A	1,704,600	787
	Luyang Energy-Saving Materials Co. Ltd.	458,998	785
	Orient International Enterprise Ltd. Class A	870,800	784
	Wencan Group Co. Ltd. Class A	245,885	784
	Fujian Qingshan Paper Industry Co. Ltd. Class A	2,532,400	783
*	World Union Group Inc. Class A	2,389,380	781
	Guizhou Gas Group Corp. Ltd. Class A	861,400	780
*	VanJee Technology Co. Ltd. Class A	189,800	780
*	Xizang Zhufeng Resources Co. Ltd. Class A	543,640	779
*	Toyou Feiji Electronics Co. Ltd. Class A	405,900	778
	Jinghua Pharmaceutical Group Co. Ltd. Class A	772,963	778
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	988,700	775
	Appotronics Corp. Ltd. Class A	393,065	773
*	Nuode New Materials Co. Ltd. Class A	1,508,846	772
*	China Zhonghua Geotechnical Engineering Group Co. Ltd. Class A	1,734,700	771
	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	376,661	769
*	Jiangsu Zongyi Co. Ltd. Class A	1,398,100	768
	Liaoning Energy Industry Co. Ltd. Class A	1,544,200	768
	Guangxi LiuYao Group Co. Ltd. Class A	316,420	767
	Shanxi Guoxin Energy Corp. Ltd. Class A	2,324,280	767
	Top Energy Co. Ltd. Shanxi Class A	1,028,100	766
	China Wuyi Co. Ltd. Class A	2,073,805	765
	Keshun Waterproof Technologies Co. Ltd. Class A	1,167,720	763
	Lianhe Chemical Technology Co. Ltd. Class A	926,552	761
	Bestore Co. Ltd. Class A	366,891	761
	Jinneng Science&Technology Co. Ltd. Class A	986,880	760
	Eastcompeace Technology Co. Ltd. Class A	547,210	758
	Emei Shan Tourism Co. Ltd. Class A	431,300	758
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	921,100	757
	Deppon Logistics Co. Ltd. Class A	375,100	756
	Shenzhen Jinjia Group Co. Ltd. Class A	1,360,968	755
*	Shanghai STEP Electric Corp. Class A	583,100	754
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	697,900	753
	Hangxiao Steel Structure Co. Ltd. Class A	2,212,840	752
*	Minmetals New Energy Materials(Hunan) Co. Ltd.	1,135,273	752
	Jangho Group Co. Ltd. Class A	1,022,300	750
	Digital China Information Service Group Co. Ltd. Class A	496,802	749
	Xilinmen Furniture Co. Ltd. Class A	322,900	747
	Double Medical Technology Inc. Class A	153,925	746
	Shenzhen Gongjin Electronics Co. Ltd. Class A	582,100	741
*	Piesat Information Technology Co. Ltd. Class A	311,404	741
	Shanghai Hile Bio-Technology Co. Ltd. Class A	747,400	741
*	Guangdong Guanhao High-Tech Co. Ltd. Class A	1,681,400	740
	Shenzhen Minglida Precision Technology Co. Ltd. Class A	364,200	736
	Chengdu XGimi Technology Co. Ltd.	46,902	734
	Jiangsu Transimage Technology Co. Ltd. Class A	354,400	734
*	Suzhou Jinfu Technology Co. Ltd. Class A	1,073,500	734
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	432,492	733
*	ADAMA Ltd. Class A	933,088	729
	Cangzhou Dahua Co. Ltd. Class A	484,500	729
	Jiangsu Lianyungang Port Co. Ltd. Class A	1,406,100	728
	Yabao Pharmaceutical Group Co. Ltd. Class A	874,000	727
*	Taiyuan Heavy Industry Co. Ltd. Class A	2,221,100	727
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	560,688	726
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	329,300	725
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	137,060	725
	Baoxiniao Holding Co. Ltd. Class A	1,266,700	725
	Hongli Zhihui Group Co. Ltd. Class A	777,000	724

		Shares	Market Value ($000)
*	HyUnion Holding Co. Ltd. Class A	943,800	724
	Huangshan Tourism Development Co. Ltd. Class A	472,100	722
	Shenzhen Properties & Resources Development Group Ltd. Class A	647,200	722
	Qingdao Citymedia Co. Ltd. Class A	766,400	722
	Nantong Jiangshan Agrochemical & Chemical LLC Class A	359,875	721
	Jiangsu Changbao Steeltube Co. Ltd. Class A	1,024,100	721
	Hubei Century Network Technology Co. Ltd. Class A	435,800	720
	Maccura Biotechnology Co. Ltd. Class A	421,315	719
	Canny Elevator Co. Ltd. Class A	767,200	716
	Jiangsu Yunyi Electric Co. Ltd. Class A	622,100	716
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	776,230	714
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	297,711	713
	Shida Shinghwa Advanced Material Group Co. Ltd. Class A	158,504	713
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	238,531	710
	Shanghai Baosteel Packaging Co. Ltd. Class A	1,090,900	710
*	Henan Ancai Hi-Tech Co. Ltd. Class A	1,226,244	709
	Sunyard Technology Co. Ltd. Class A	389,300	708
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A	396,900	707
	Jiangsu Hongdou Industrial Co. Ltd. Class A	2,308,700	707
*	Beijing Baination Pictures Co. Ltd. Class A	1,043,500	706
*,1	LVGEM China Real Estate Investment Co. Ltd.	15,188,602	705
	Hengdian Entertainment Co. Ltd. Class A	345,700	704
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	884,631	703
	Beijing Relpow Technology Co. Ltd. Class A	507,650	702
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	1,652,400	702
	Hengbao Co. Ltd. Class A	766,500	702
*	Hainan Haiqi Transportation Group Co. Ltd. Class A	287,700	701
	Chengdu Bright Eye Hospital Group Co. Ltd. Class A	121,800	698
	BMC Medical Co. Ltd. Class A	79,940	697
	Shanghai Bright Meat Group Co. Ltd. Class A	764,000	694
	Guangxi Wuzhou Communications Co. Ltd. Class A	1,158,903	693
	Guizhou Tyre Co. Ltd. Class A	1,038,468	693
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	1,460,190	688
	Qingdao Gaoce Technology Co. Ltd. Class A	499,470	688
*	Hongbo Co. Ltd. Class A	461,726	688
	Bafang Electric Suzhou Co. Ltd. Class A	217,168	686
	Xiamen Jihong Technology Co. Ltd. Class A	387,300	685
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	126,853	684
	Zhejiang Hailide New Material Co. Ltd. Class A	1,119,300	683
	Zhejiang Gongdong Medical Technology Co. Ltd. Class A	166,600	680
*	Jiangsu Lopal Tech Co. Ltd. Class A	501,667	678
*	NSFOCUS Technologies Group Co. Ltd. Class A	687,484	675
*	Zhejiang Vie Science & Technology Co. Ltd. Class A	410,493	675
	Jiangnan Mould & Plastic Technology Co. Ltd. Class A	704,200	674
	China Animal Husbandry Industry Co. Ltd. Class A	757,400	672
	Guangxi Energy Co. Ltd. Class A	1,192,500	670
*	RiseSun Real Estate Development Co. Ltd. Class A	3,487,556	669
	Zhejiang Semir Garment Co. Ltd. Class A	778,119	667
	Zhejiang Meida Industrial Co. Ltd. Class A	655,580	667
*	China Aluminum International Engineering Corp. Ltd. Class A	1,147,900	663
	Beijing Jingyuntong Technology Co. Ltd. Class A	1,842,380	663
*	Guangdong Shaoneng Group Co. Ltd. Class A	1,156,000	662
	Yuneng Technology Co. Ltd. Class A	104,118	661
	Chengdu Guoguang Electric Co. Ltd. Class A	99,397	660
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	437,587	658
	Transfar Zhilian Co. Ltd. Class A	1,103,868	657
	China West Construction Group Co. Ltd. Class A	788,377	657
	Shenzhen Guangju Energy Co. Ltd. Class A	406,600	657
	Luolai Lifestyle Technology Co. Ltd. Class A	634,400	655
*	Zhejiang Tony Electronic Co. Ltd. Class A	266,700	655
*,3	China Grand Automotive Services Group Co. Ltd.	6,096,000	655
	Jolywood Suzhou Sunwatt Co. Ltd. Class A	845,400	654
	CCS Supply Chain Management Co. Ltd. Class A	1,170,400	650
	Shandong Dawn Polymer Co. Ltd. Class A	400,200	650
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	1,325,601	649
	Longhua Technology Group Luoyang Co. Ltd. Class A	684,800	648
*	Zhejiang Orient Gene Biotech Co. Ltd. Class A	163,480	648
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	332,248	646
	East China Engineering Science & Technology Co. Ltd. Class A	508,975	646
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	1,198,600	645

		Shares	Market Value ($000)
	Nanjing Kangni Mechanical & Electrical Co. Ltd. Class A	694,400	645
	Shenzhen Heungkong Holding Co. Ltd. Class A	2,640,600	643
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	245,800	639
	Center International Group Co. Ltd. Class A	502,088	638
*	CCCG Real Estate Corp. Ltd. Class A	731,300	636
*	Beijing Global Safety Technology Co. Ltd. Class A	255,900	634
*	Nanfang Zhongjin Environment Co. Ltd. Class A	1,330,100	634
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	1,278,900	633
	Xiamen Intretech Inc. Class A	319,260	631
*	Long Yuan Construction Group Co. Ltd. Class A	1,247,700	631
	Marssenger Kitchenware Co. Ltd. Class A	342,300	631
	North Electro-Optic Co. Ltd. Class A	444,700	630
	Ligao Foods Co. Ltd. Class A	112,820	629
*	Dongjiang Environmental Co. Ltd. Class A	1,174,181	628
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	370,440	628
	Guizhou Zhenhua E-chem Inc. Class A	452,140	625
	Guangzhou Zhiguang Electric Co. Ltd. Class A	786,900	618
*	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	438,650	617
*	Liuzhou Iron & Steel Co. Ltd. Class A	1,610,700	613
*	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	417,400	613
*	Fujian Snowman Group Co. Ltd. Class A	661,700	612
	Shunfa Hengneng Corp. Class A	1,492,300	608
*	Duolun Technology Corp. Ltd. Class A	554,300	608
	Joeone Co. Ltd. Class A	544,200	603
	Changshu Fengfan Power Equipment Co. Ltd. Class A	1,021,300	601
	Truking Technology Ltd. Class A	666,100	601
	Xiangyu Medical Co. Ltd. Class A	147,114	601
	Yechiu Metal Recycling China Ltd. Class A	1,858,500	598
	Shenzhen Tellus Holding Co. Ltd. Class A	275,900	591
	Suzhou Oriental Semiconductor Co. Ltd. Class A	111,567	589
	Guangzhou Pearl River Piano Group Co. Ltd. Class A	975,800	587
	Cybrid Technologies Inc. Class A	420,000	587
*	JinJian Cereals Industry Co. Ltd. Class A	652,700	583
*	Lingyuan Iron & Steel Co. Ltd. Class A	2,440,300	582
	Shenzhen Xinyichang Technology Co. Ltd. Class A	96,278	581
*	Transwarp Technology Shanghai Co. Ltd. Class A	89,734	579
*	Kunming Yunnei Power Co. Ltd. Class A	1,670,300	574
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	325,400	572
	Era Co. Ltd. Class A	974,000	568
	Beijing WKW Automotive Parts Co. Ltd. Class A	1,105,000	559
	Chongqing Port Co. Ltd. Class A	854,000	555
	Guiyang Longmaster Information & Technology Co. Ltd. Class A	286,000	551
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	385,000	550
	Black Peony Group Co. Ltd. Class A	854,300	548
	Shenzhen Textile Holdings Co. Ltd. Class A	383,500	543
*	Shanghai Medicilon Inc. Class A	142,305	541
	Chengdu ALD Aviation Manufacturing Corp. Class A	272,300	537
	Youzu Interactive Co. Ltd. Class A	441,400	536
	Goldcard Smart Group Co. Ltd. Class A	303,400	536
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	781,300	531
	Shandong Head Group Co. Ltd. Class A	312,967	531
	Guizhou Guihang Automotive Components Co. Ltd. Class A	318,100	528
*	Shenzhen Silver Basis Technology Co. Ltd. Class A	435,400	527
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	1,097,511	523
	Changchun BCHT Biotechnology Co. Ltd. Class A	168,794	519
	Tianjin Benefo Tejing Electric Co. Ltd. Class A	880,200	516
*	Zhejiang Tiantie Science & Technology Co. Ltd. Class A	914,970	516
	Top Resource Energy Co. Ltd. Class A	762,200	510
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	860,160	507
	Huludao Zinc Industry Co. Class A	1,290,700	502
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	172,030	500
	Guangdong Shirongzhaoye Co. Ltd. Class A	653,500	496
*	KBC Corp. Ltd. Class A	187,135	495
	Rainbow Digital Commercial Co. Ltd. Class A	759,992	494
*	Beijing Sinohytec Co. Ltd. Class A	163,755	487
*	MGI Tech Co. Ltd. Class A	87,790	485
	Inner Mongolia OJing Science & Technology Co. Ltd. Class A	153,420	483
*,1	Jin Medical International Ltd.	527,068	464
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	1,512,200	458
	Tangshan Sunfar Silicon Industry Co. Ltd. Class A	315,056	455

		Shares	Market Value ($000)
*	Triumph New Energy Co. Ltd. Class A	361,900	452
	Shenzhen Topraysolar Co. Ltd. Class A	969,900	446
*	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	813,600	440
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	317,360	438
*	Blue Sail Medical Co. Ltd. Class A	663,503	436
	Bestsun Energy Co. Ltd. Class A	944,984	434
	Gansu Shangfeng Cement Co. Ltd. Class A	432,120	432
	Wuhan Keqian Biology Co. Ltd. Class A	231,984	429
	Toly Bread Co. Ltd. Class A	527,612	422
	Huabao Flavours & Fragrances Co. Ltd. Class A	204,344	422
	Beijing Sanyuan Foods Co. Ltd. Class A	728,300	412
*	Shandong Chenming Paper Holdings Ltd. Class H	3,104,406	407
*	Hiconics Eco-energy Technology Co. Ltd. Class A	558,300	377
*	Shenzhen Deren Electronic Co. Ltd. Class A	454,700	348
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	548,600	319
	Rongan Property Co. Ltd. Class A	1,182,600	316
*,3	Pengdu Agriculture & Animal Husbandry Co. Ltd.	5,811,900	288
	Zhuhai Port Co. Ltd. Class A	411,800	285
	Guangdong Goworld Co. Ltd. Class A	195,400	277
*,3	Jiangsu Zhongnan Construction Group Co. Ltd.	3,591,330	277
	Xiamen Port Development Co. Ltd. Class A	240,400	237
*,2	Shimao Services Holdings Ltd.	1,945,069	224
*	Shandong Chenming Paper Holdings Ltd. Class A	659,200	223
*,3	Tunghsu Optoelectronic Technology Co. Ltd.	4,027,807	205
*,3	Guangdong Highsun Group Co. Ltd. Class A	1,759,500	150
*,3	Blivex Energy Technology Co. Ltd.	3,837,700	58
*,3	Ningxia Zhongyin Cashmere Co. Ltd.	2,148,600	53
*,3	ChangjiangRunfa Health Industry Co. Ltd.	556,100	28
*,2	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	20,000	10
*,2	Redco Properties Group Ltd.	450,787	9
*	Guangdong Land Holdings Ltd.	263,305	7
*,3	China Fishery Group Ltd.	9,033,000	—
*,3	Zhongtian Financial Group Co. Ltd. Class A	6,203,600	—
*,3	Yango Group Co. Ltd. Class A	3,984,593	—
*,3	Zhejiang Akcome New Energy Technology Co. Ltd.	3,917,400	—
			35,227,443
Colombia (0.0%)
	Ecopetrol SA	66,558,352	31,024
	Bancolombia SA ADR	723,676	28,621
	Interconexion Electrica SA ESP	6,169,258	27,112
	Cementos Argos SA	8,518,783	20,948
	Bancolombia SA	10,463	107
			107,812
Czech Republic (0.0%)
	CEZ A/S	2,215,886	97,059
	Komercni Banka A/S	1,046,760	38,399
[2]	Moneta Money Bank A/S	4,713,968	26,631
	Colt CZ Group SE	165,217	4,842
			166,931
Denmark (1.5%)
	Novo Nordisk A/S Class B	43,379,459	3,662,297
	DSV A/S	2,702,820	538,440
	Novonesis (Novozymes) B	4,836,515	277,292
	Danske Bank A/S	9,108,009	271,943
	Pandora A/S	1,112,987	212,935
	Coloplast A/S Class B	1,744,653	200,928
*	Vestas Wind Systems A/S	14,123,779	194,268
*	Genmab A/S	894,656	175,851
	Carlsberg A/S Class B	1,275,707	133,619
	Tryg A/S	4,704,123	95,299
*	Zealand Pharma A/S	928,510	94,352
*,2	Orsted A/S	2,367,477	91,291
	AP Moller - Maersk A/S Class B	55,626	82,153
	AP Moller - Maersk A/S Class A	42,993	62,217
	Ringkjoebing Landbobank A/S	365,542	59,623
*	Demant A/S	1,344,163	53,966
*	NKT A/S	754,573	50,443
	Royal Unibrew A/S	700,547	48,426

		Shares	Market Value ($000)
	Ambu A/S Class B	2,557,225	47,601
	Jyske Bank A/S (Registered)	627,453	45,381
	ROCKWOOL A/S Class B	119,111	42,179
*	ALK-Abello A/S Class B	1,843,972	41,522
	FLSmidth & Co. A/S	796,501	41,347
[1]	ISS A/S	2,126,953	40,197
	Sydbank A/S	749,498	39,791
*	GN Store Nord A/S	1,885,488	38,615
	Spar Nord Bank A/S	996,331	28,780
*,1	Bavarian Nordic A/S	990,469	27,104
	Alm Brand A/S	11,794,711	24,577
*,2	Netcompany Group A/S	603,958	24,574
	H Lundbeck A/S	3,615,781	22,126
	Chemometec A/S	234,985	18,201
	TORM plc Class A	702,464	13,984
	Schouw & Co. A/S	172,626	13,410
[2]	Scandinavian Tobacco Group A/S	643,530	9,260
	D/S Norden A/S	304,084	8,646
*	NTG Nordic Transport Group A/S	226,447	7,480
	Dfds A/S	448,974	6,673
*	Svitzer Group A/S	181,929	5,353
	H Lundbeck A/S Class A	766,645	3,828
			6,855,972
Egypt (0.0%)
	Commercial International Bank - Egypt (CIB)	35,135,015	53,300
	Talaat Moustafa Group	16,123,426	17,549
	Eastern Co. SAE	18,133,547	10,516
*	EFG Holding S.A.E.	16,439,168	7,004
*	Fawry for Banking & Payment Technology Services SAE	34,385,596	5,887
	Telecom Egypt Co.	6,866,593	4,670
			98,926
Finland (0.6%)
	Nordea Bank Abp	46,638,905	554,726
	Nokia OYJ	72,010,949	339,564
	Sampo OYJ Class A	6,849,425	282,746
	Kone OYJ Class B	4,576,000	236,858
	UPM-Kymmene OYJ	7,186,857	211,940
	Wartsila OYJ Abp	6,812,189	128,684
	Stora Enso OYJ	8,317,475	92,118
	Metso OYJ	8,990,604	89,238
	Fortum OYJ	6,121,204	88,938
	Elisa OYJ	2,002,066	86,177
	Orion OYJ Class B	1,488,910	80,801
	Neste OYJ	5,815,672	73,692
	Kesko OYJ Class B	3,782,872	72,561
	Valmet OYJ	2,319,099	63,228
	Konecranes OYJ	996,397	59,942
	Huhtamaki OYJ	1,310,388	48,383
	Kemira OYJ	1,610,122	35,517
	Mandatum OYJ	6,534,880	32,303
	TietoEVRY OYJ	1,508,051	29,072
	Cargotec OYJ Class B	534,630	26,586
*	Kojamo OYJ	2,220,666	23,071
*	Kalmar OYJ Class B	681,072	22,897
*	QT Group OYJ	274,821	22,520
[1]	Outokumpu OYJ	4,926,152	15,764
	Nokian Renkaat OYJ	1,720,268	14,317
[2]	Terveystalo OYJ	1,134,360	13,803
	Revenio Group OYJ	320,401	10,290
	Tokmanni Group Corp.	689,947	9,997
	Metsa Board OYJ Class B	1,943,092	9,715
	Sanoma OYJ	1,026,485	8,862
*	YIT OYJ	2,571,258	6,754
	Citycon OYJ	1,174,968	4,160
*	Finnair OYJ	1,183,271	3,050
	F-Secure OYJ	1,480,886	2,866
*,3	Ahlstrom-Munksjo OYJ	147,018	2,721
			2,803,861

		Shares	Market Value ($000)
France (6.1%)
	LVMH Moet Hennessy Louis Vuitton SE	3,456,968	2,528,442
	Schneider Electric SE	7,479,423	1,896,967
	Sanofi SA	15,439,321	1,677,976
	TotalEnergies SE	27,690,204	1,604,153
	Airbus SE	8,239,686	1,425,231
	Hermes International SCA	475,238	1,336,683
	Safran SA	4,813,453	1,193,238
	EssilorLuxottica SA	4,282,247	1,175,300
	BNP Paribas SA	14,053,563	959,995
	Air Liquide SA Loyalty Shares	5,311,514	927,825
	AXA SA	23,873,110	905,678
	L'Oreal SA Loyalty Shares	2,168,942	804,747
	Vinci SA	6,952,282	752,326
	Danone SA	8,781,944	615,131
	Cie de Saint-Gobain SA	6,430,272	602,989
	Air Liquide SA Loyalty Shares 2027	2,420,338	422,789
	Capgemini SE	2,248,503	408,590
	Dassault Systemes SE	9,402,848	367,105
	L'Oreal SA (XPAR)	986,133	365,887
	Legrand SA	3,543,280	361,247
	Publicis Groupe SA	3,190,430	339,309
	Cie Generale des Etablissements Michelin SCA	9,664,911	336,117
	Societe Generale SA	10,089,737	326,605
	Pernod Ricard SA	2,719,296	310,569
	Orange SA	26,868,881	288,962
	Kering SA	1,009,707	264,329
	Engie SA Loyalty Shares	15,546,706	256,643
	Veolia Environnement SA	8,931,749	254,857
	Credit Agricole SA	14,063,926	211,724
	STMicroelectronics NV	9,126,646	203,898
	Thales SA	1,233,911	199,740
	Accor SA	3,169,290	162,932
	Renault SA	2,680,279	137,600
	Bureau Veritas SA	4,240,360	132,518
	Engie SA (XPAR)	7,498,560	123,785
	Unibail-Rodamco-Westfield	1,443,564	120,865
	Edenred SE	3,447,770	118,949
	Carrefour SA	7,124,211	101,501
	Eurofins Scientific SE	1,809,792	97,096
*	Alstom SA	4,851,091	96,017
	Eiffage SA	1,042,807	93,161
	Klepierre SA	2,885,362	85,901
	Rexel SA	3,111,514	82,374
	Sartorius Stedim Biotech	355,180	81,897
	Bouygues SA	2,548,875	81,020
	Getlink SE	4,957,825	79,312
	Teleperformance SE	796,592	74,594
	Gaztransport Et Technigaz SA	487,792	74,515
	Gecina SA	722,690	70,553
	BioMerieux	570,497	69,241
	Arkema SA	810,543	64,600
	SPIE SA	1,898,657	63,277
	SCOR SE	2,385,021	60,933
	Sodexo SA Loyalty Shares	813,656	60,202
	Ipsen SA	481,934	59,491
	Bollore SE	9,836,992	58,117
	Dassault Aviation SA	254,960	57,532
[2]	Amundi SA	802,361	56,483
	Technip Energies NV	1,930,232	54,684
[2]	La Francaise des Jeux SACA	1,355,996	51,525
	Aeroports de Paris SA	449,838	51,260
	Elis SA	2,454,434	50,247
*	Vallourec SACA	2,359,017	44,808
	Nexans SA	423,668	41,340
	Covivio SA	755,775	40,164
[2]	Neoen SA	962,663	39,720
	Alten SA	413,343	38,021
	Wendel SE	376,830	37,240
	Sopra Steria Group	199,699	37,126

		Shares	Market Value ($000)
	Eurazeo SE Loyalty Shares	446,444	36,855
*	Air Liquide SA	206,230	36,071
	Valeo SE	3,139,561	34,996
	Rubis SCA	1,327,057	34,684
*	L'Oreal SA	83,416	31,023
*	SOITEC	349,912	30,502
*,2	Worldline SA	3,443,601	30,474
[2]	Verallia SA	973,957	29,978
	Pluxee NV	1,235,521	28,693
	Vivendi SE	9,176,417	25,937
*	Engie SA	1,547,377	25,548
	IPSOS SA	525,687	24,875
	Coface SA	1,473,625	23,762
	Sodexo SA	301,379	22,299
	Societe BIC SA	311,723	20,553
	Virbac SACA	59,635	20,018
	SEB SA Loyalty Shares	209,130	19,897
	Forvia SE	1,852,180	19,439
[1]	VusionGroup	109,655	18,777
	Remy Cointreau SA	318,762	18,270
*	JCDecaux SE	1,024,582	17,157
	Eurazeo SE	206,466	17,044
	SES SA Class A ADR	4,954,941	16,098
*	ID Logistics Group SACA	38,169	15,966
	Trigano SA	113,508	15,555
*	Ubisoft Entertainment SA	1,323,071	15,266
	Mercialys SA	1,298,206	14,251
[2]	Ayvens SA	1,890,649	13,929
*,1	Air France-KLM	1,654,407	13,692
	Carmila SA	784,033	13,589
	Interparfums SA	297,940	13,579
	Imerys SA	462,781	12,755
	Metropole Television SA	901,057	11,591
	Television Francaise 1 SA	1,463,979	11,544
	Argan SA	165,703	10,940
	ICADE	457,701	10,762
	SEB SA (XPAR)	106,541	10,136
	Quadient SA	469,096	8,876
	Vicat SACA	212,820	8,876
	Opmobility	760,289	8,604
*	Nexity SA	589,899	7,902
	Altarea SCA	73,459	7,684
[1]	Eramet SA	131,699	7,352
	Derichebourg SA	1,313,379	7,322
	Mersen SA	317,445	7,172
*	Planisware SA	234,596	7,126
[1]	Wavestone	127,658	6,485
	Lagardere SA	295,688	6,147
	Exclusive Networks SA	297,593	5,834
*	Viridien	100,730	5,809
	Peugeot Invest SA	69,949	5,437
	Fnac Darty SA	176,687	5,400
	Etablissements Maurel et Prom SA	777,361	4,978
*,1	Valneva SE	1,715,314	4,841
	Beneteau SACA	506,552	4,829
*,2	Elior Group SA	1,604,734	4,343
	Manitou BF SA	191,429	4,299
	Antin Infrastructure Partners SA	357,487	4,180
*	LISI SA Loyalty Shares	146,570	4,169
	Forvia SE (MTAA)	380,259	4,006
*,1	Voltalia SA (Registered)	541,400	4,001
*,1,2	X-Fab Silicon Foundries SE	756,219	3,899
*,1	Eutelsat Communications SACA	2,027,688	3,636
	GL Events SACA	182,636	3,601
	Esso SA Francaise	30,407	3,522
*	SEB SA	35,425	3,376
*	Eurazeo SA	34,839	2,879
[1]	Equasens	72,601	2,836
	Sodexo Inc.	37,643	2,780
*,2	Aramis Group SAS	226,870	1,775

		Shares	Market Value ($000)
	Vetoquinol SA	22,235	1,634
	LISI SA	55,481	1,578
	Boiron SA	48,259	1,323
*,1	OVH Groupe SAS	98,826	843
			27,121,512
Germany (5.3%)
	SAP SE	15,402,877	4,244,636
	Siemens AG (Registered)	10,429,866	2,235,913
	Allianz SE (Registered)	5,478,564	1,786,375
	Deutsche Telekom AG (Registered)	46,950,018	1,575,124
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,851,939	1,003,811
	Mercedes-Benz Group AG	11,739,868	714,255
	Deutsche Boerse AG	2,599,189	642,098
	adidas AG	2,419,450	637,912
	BASF SE	12,484,632	601,481
	Infineon Technologies AG	18,225,998	599,244
	Deutsche Bank AG (Registered)	27,062,862	529,697
*	Siemens Energy AG	8,879,019	528,277
	Deutsche Post AG	13,660,486	491,816
	Rheinmetall AG	609,908	476,847
	E.ON SE	31,101,424	368,391
	Bayerische Motoren Werke AG	4,134,690	335,776
	Daimler Truck Holding AG	7,339,705	323,222
	RWE AG	9,983,469	309,375
	Bayer AG (Registered)	13,797,288	308,737
	Vonovia SE	9,872,200	302,022
	Merck KGaA	1,813,695	273,782
	MTU Aero Engines AG	755,206	257,988
	Heidelberg Materials AG	1,819,177	255,987
[1]	Commerzbank AG	13,040,276	251,795
	Hannover Rueck SE	841,568	221,744
[2]	Siemens Healthineers AG	3,905,549	221,664
*	Fresenius SE & Co. KGaA	5,767,471	220,695
	Symrise AG Class A	1,826,752	187,049
	Beiersdorf AG	1,383,034	185,014
*	Covestro AG (XETR)	2,381,396	146,498
	Fresenius Medical Care AG	2,849,585	141,552
*	QIAGEN NV	2,956,413	131,286
	GEA Group AG	2,363,953	124,763
*,2	Zalando SE	3,077,260	114,683
	Brenntag SE	1,818,018	114,390
	Continental AG	1,512,733	107,515
	Henkel AG & Co. KGaA	1,376,915	106,363
[2]	Scout24 SE	1,026,493	99,818
	Nemetschek SE	759,718	90,772
	LEG Immobilien SE	1,037,747	85,519
	CTS Eventim AG & Co. KGaA	822,901	80,242
*,2	Delivery Hero SE Class A	2,929,598	75,713
	Knorr-Bremse AG	927,888	73,340
	Talanx AG	845,884	71,850
	Evonik Industries AG	3,557,551	66,803
	Rational AG	66,968	59,510
[1]	Deutsche Lufthansa AG (Registered)	8,403,357	54,511
*	TUI AG	6,247,604	52,851
	Freenet AG	1,670,748	51,547
[1]	Puma SE	1,466,399	46,016
	Volkswagen AG	401,218	42,016
	Bechtle AG	1,153,688	38,722
	HOCHTIEF AG	261,171	37,800
	KION Group AG	1,008,527	37,451
[1]	K+S AG (Registered)	2,534,053	35,188
	Gerresheimer AG	487,095	34,116
	thyssenkrupp AG	6,879,498	34,092
[1]	Aurubis AG	425,655	33,403
*,2	Auto1 Group SE	1,714,960	33,144
[1]	LANXESS AG	1,207,273	32,787
	Hensoldt AG	809,041	32,529
*	TAG Immobilien AG	2,130,497	31,662
	HUGO BOSS AG	668,943	31,339

		Shares	Market Value ($000)
[1]	Carl Zeiss Meditec AG	509,973	31,067
*	Fraport AG Frankfurt Airport Services Worldwide	499,580	29,760
*	Aroundtown SA	9,601,639	28,491
*,2	Redcare Pharmacy NV	226,319	28,376
	Krones AG	195,834	26,722
	Stroeer SE & Co. KGaA	437,204	25,842
*,1	HelloFresh SE	2,221,687	24,444
[1]	Traton SE	724,420	22,349
*,2	TeamViewer SE	1,877,533	22,235
[1]	AIXTRON SE	1,579,980	21,952
[2]	DWS Group GmbH & Co. KGaA	432,693	21,354
	flatexDEGIRO AG	1,233,729	20,902
*	Nordex SE	1,799,089	20,770
*,1	Evotec SE	2,314,293	20,704
*,1	RENK Group AG	792,219	20,116
	United Internet AG (Registered)	1,122,103	18,818
	Bilfinger SE	365,551	18,802
	Wacker Chemie AG	261,984	17,954
	Deutsche Wohnen SE	687,293	17,197
	Duerr AG	680,693	16,766
[1]	Sixt SE	195,723	15,895
[1]	RTL Group SA	518,144	15,833
	Jenoptik AG	701,907	15,741
	Fielmann Group AG	342,139	15,539
	Atoss Software SE	125,414	14,972
*,2	Covestro AG	252,129	14,885
*,1	Schaeffler AG	3,049,759	13,522
	FUCHS SE	393,281	13,414
*	Hypoport SE	59,772	13,268
[2]	Befesa SA	560,114	12,146
	Schott Pharma AG & Co. KGaA	489,639	11,996
[1]	ProSiebenSat.1 Media SE	2,032,820	11,679
[1]	Stabilus SE	350,297	11,573
[1]	Kontron AG	562,913	11,451
	Siltronic AG	244,910	11,199
	Eckert & Ziegler SE	195,682	11,052
	CANCOM SE	404,320	10,617
	Hornbach Holding AG & Co. KGaA	137,294	10,530
*,1,2	Deutsche Pfandbriefbank AG	1,834,091	10,409
*,1	Nagarro SE	118,544	10,384
*	Grand City Properties SA	892,698	10,308
*	IONOS Group SE	399,275	10,202
*	Douglas AG	473,322	10,093
[1]	Dermapharm Holding SE	235,706	9,694
	Deutz AG	1,949,640	9,431
[1]	Suedzucker AG	833,506	9,172
	KWS Saat SE & Co. KGaA	143,462	9,025
	Elmos Semiconductor SE	112,259	8,241
	Pfeiffer Vacuum Technology AG	48,693	7,832
*	CECONOMY AG	2,531,727	7,827
	Norma Group SE	446,677	7,663
	1&1 AG	603,011	7,625
	Sartorius AG	33,090	7,608
[1]	PNE AG	599,104	7,539
[1]	METRO AG	1,808,509	7,228
[1]	CompuGroup Medical SE & Co. KGaA	269,114	6,435
	Indus Holding AG	299,726	6,410
[1]	GRENKE AG	366,809	6,376
	Vossloh AG	125,682	6,176
[1]	Salzgitter AG	324,415	5,988
	Wacker Neuson SE	344,093	5,836
	GFT Technologies SE	241,421	5,672
	Wuestenrot & Wuerttembergische AG	421,045	5,379
	Adtran Networks SE	248,527	5,176
[1]	Adesso SE	50,929	5,054
[1]	Deutsche Beteiligungs AG	197,619	4,903
[1]	PATRIZIA SE	582,631	4,866
	Deutsche EuroShop AG	243,401	4,802
*,1	About You Holding SE	682,453	4,674
	Energiekontor AG	93,304	4,304

		Shares	Market Value ($000)
	Kloeckner & Co. SE	825,372	4,198
*,1,2	Thyssenkrupp Nucera AG & Co. KGaA	419,319	3,862
*,1,3	Encavis AG	202,937	3,684
	STRATEC SE	98,881	3,620
	Takkt AG	403,186	3,411
*,1	SGL Carbon SE	782,330	3,062
[1]	SMA Solar Technology AG	215,030	3,006
*	Northern Data AG	62,191	2,870
	Secunet Security Networks AG	21,592	2,841
[1]	Verbio SE	279,308	2,655
	Draegerwerk AG & Co. KGaA	41,105	2,007
*,1	BayWa AG	184,914	1,732
*	Pentixapharm Holding AG	198,256	616
			23,400,347
Greece (0.2%)
	National Bank of Greece SA	11,756,403	101,876
	Eurobank Ergasias Services & Holdings SA	35,319,209	88,394
	Piraeus Financial Holdings SA	14,275,193	64,587
	Alpha Services & Holdings SA	30,086,457	55,352
	Metlen Energy & Metals SA	1,525,416	54,834
	OPAP SA	2,614,749	44,854
	JUMBO SA	1,532,945	41,413
	Public Power Corp. SA	2,830,552	38,610
	Hellenic Telecommunications Organization SA	1,981,533	29,963
	Titan Cement International SA	547,262	25,892
	Motor Oil Hellas Corinth Refineries SA	790,985	17,477
	Terna Energy SA	740,969	15,371
	GEK Terna SA	772,968	14,972
	Optima bank SA	920,463	12,783
	HELLENiQ ENERGY Holdings SA	1,287,248	10,002
	Hellenic Telecommunications Organization SA ADR	1,283,191	9,431
	Athens International Airport SA	1,026,434	9,124
	Cenergy Holdings SA	821,177	8,089
*	LAMDA Development SA	1,094,232	7,884
	Aegean Airlines SA	516,949	5,815
	Sarantis SA	410,194	4,850
*	Aktor SA Holding Co. Technical & Energy Projects	852,139	4,550
	Holding Co. ADMIE IPTO SA	1,552,263	4,306
*	Intralot SA-Integrated Information Systems & Gaming Services	3,832,613	4,220
	Fourlis Holdings SA	966,811	4,117
	Athens Water Supply & Sewage Co. SA	606,719	3,836
	Hellenic Exchanges - Athens Stock Exchange SA	740,076	3,803
	Viohalco SA	605,606	3,760
	Piraeus Port Authority SA	111,305	3,451
	Autohellas Tourist & Trading SA	298,644	3,383
	Ellaktor SA	1,192,089	2,766
	Quest Holdings SA	405,424	2,653
	Ideal Holdings SA	390,772	2,437
	Intracom Holdings SA (Registered)	697,569	2,238
*,3	FF Group	554,339	—
			707,093
Hong Kong (1.2%)
	AIA Group Ltd.	153,432,094	1,078,650
	Hong Kong Exchanges & Clearing Ltd.	16,761,183	656,027
	Techtronic Industries Co. Ltd.	20,024,441	269,311
	CLP Holdings Ltd.	23,085,311	191,945
	CK Hutchison Holdings Ltd.	37,336,760	188,017
	Sun Hung Kai Properties Ltd.	19,959,109	178,421
	BOC Hong Kong Holdings Ltd.	50,368,900	163,736
	Link REIT	35,892,872	148,301
	Galaxy Entertainment Group Ltd.	30,320,625	131,942
	Lenovo Group Ltd.	108,074,297	130,343
	Hang Seng Bank Ltd.	10,098,351	126,538
	Power Assets Holdings Ltd.	19,224,921	124,379
	Hong Kong & China Gas Co. Ltd.	152,830,177	117,341
	CK Asset Holdings Ltd.	26,890,667	112,361
	Jardine Matheson Holdings Ltd.	2,778,940	111,937
[2]	WH Group Ltd.	109,335,079	85,292
*	Sands China Ltd.	33,697,471	81,009

		Shares	Market Value ($000)
	Shenzhou International Group Holdings Ltd.	10,636,604	80,135
	Hongkong Land Holdings Ltd.	14,700,104	63,966
	MTR Corp. Ltd.	20,220,414	63,390
	PRADA SpA	7,158,878	57,397
[2]	ESR Group Ltd.	37,044,051	57,017
	CK Infrastructure Holdings Ltd.	8,295,676	56,492
	Swire Pacific Ltd. Class A	6,359,532	55,231
[2]	Samsonite International SA	18,893,461	55,040
	Wharf Real Estate Investment Co. Ltd.	21,808,906	54,270
	Henderson Land Development Co. Ltd.	18,231,942	50,566
	AAC Technologies Holdings Inc.	9,477,292	49,381
	Sino Land Co. Ltd.	49,108,963	47,097
	SITC International Holdings Co. Ltd.	17,942,448	42,670
	ASMPT Ltd.	4,346,382	40,136
	Want Want China Holdings Ltd.	60,132,511	36,749
	PCCW Ltd.	58,338,742	33,930
	Wharf Holdings Ltd.	13,392,707	32,718
	Swire Properties Ltd.	14,764,550	29,157
	Bank of East Asia Ltd.	19,715,759	24,961
	Orient Overseas International Ltd.	1,839,669	24,628
	Xinyi Glass Holdings Ltd.	24,794,865	22,950
	Chow Tai Fook Jewellery Group Ltd.	24,516,514	22,126
[2]	BOC Aviation Ltd.	2,910,636	21,941
[2]	Budweiser Brewing Co. APAC Ltd.	23,965,956	21,941
	Yue Yuen Industrial Holdings Ltd.	9,826,908	20,943
	United Laboratories International Holdings Ltd.	13,479,797	20,039
	Hang Lung Properties Ltd.	24,168,667	19,118
	Stella International Holdings Ltd.	8,351,303	18,987
	Cathay Pacific Airways Ltd.	13,915,987	18,789
	First Pacific Co. Ltd.	32,141,977	17,796
	Kerry Properties Ltd.	8,344,413	16,413
	Hang Lung Group Ltd.	12,258,649	16,250
*	MMG Ltd.	48,586,137	16,001
	Wynn Macau Ltd.	20,811,719	15,217
	VTech Holdings Ltd.	2,238,522	14,759
	MGM China Holdings Ltd.	10,455,806	14,728
	Pacific Basin Shipping Ltd.	72,022,523	14,578
	Vitasoy International Holdings Ltd.	11,262,026	12,955
	Man Wah Holdings Ltd.	20,297,593	12,306
	CTF Services Ltd.	13,055,126	12,299
	Hysan Development Co. Ltd.	8,392,995	12,136
*,1	Vobile Group Ltd.	24,830,636	10,874
*	Cowell e Holdings Inc.	3,278,833	10,827
[1]	New World Development Co. Ltd.	19,711,422	10,577
*	SJM Holdings Ltd.	33,153,253	10,422
	DFI Retail Group Holdings Ltd.	4,287,690	10,059
	Fortune REIT	19,542,671	10,036
	Shangri-La Asia Ltd.	15,280,647	9,961
	Dah Sing Financial Holdings Ltd.	2,493,266	8,901
	Luk Fook Holdings International Ltd.	4,752,475	8,739
*,2	Everest Medicines Ltd.	1,510,112	7,833
	HKBN Ltd.	11,068,577	7,498
*	NagaCorp Ltd.	19,231,328	7,117
*,1	Super Hi International Holding Ltd.	2,914,331	6,977
	Swire Pacific Ltd. Class B	4,891,444	6,868
[1]	CGN Mining Co. Ltd.	34,055,000	6,712
*,2	FIT Hon Teng Ltd.	15,241,576	6,674
	Johnson Electric Holdings Ltd.	5,030,648	6,670
*,2	CARsgen Therapeutics Holdings Ltd.	5,085,500	6,597
*	Melco International Development Ltd.	11,494,822	6,396
*	Mongolian Mining Corp.	7,047,000	6,353
	CITIC Telecom International Holdings Ltd.	20,523,157	5,780
	Champion REIT	25,926,197	5,529
	Dah Sing Banking Group Ltd.	5,250,647	5,363
	IGG Inc.	10,269,256	5,347
	VSTECS Holdings Ltd.	8,768,627	5,328
	Nexteer Automotive Group Ltd.	11,381,741	5,274
	Guotai Junan International Holdings Ltd.	35,085,952	5,158
	United Energy Group Ltd.	104,115,817	4,971
	Jinchuan Group International Resources Co. Ltd.	69,211,080	4,646

		Shares	Market Value ($000)
*,1	Realord Group Holdings Ltd.	4,978,715	4,571
	China Travel International Investment Hong Kong Ltd.	34,433,626	4,472
	Cafe de Coral Holdings Ltd.	4,557,439	4,437
	SUNeVision Holdings Ltd.	8,506,064	4,098
*	Value Partners Group Ltd.	20,918,030	3,867
	K Wah International Holdings Ltd.	16,753,282	3,731
	Huabao International Holdings Ltd.	13,335,468	3,606
[1]	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	3,294,282	3,520
[1]	Theme International Holdings Ltd.	69,140,416	3,517
	Truly International Holdings Ltd.	21,455,268	3,318
	Giordano International Ltd.	16,616,259	3,288
	Kerry Logistics Network Ltd.	3,829,896	3,216
	Sunlight REIT	13,150,138	3,142
	SmarTone Telecommunications Holdings Ltd.	5,462,637	2,856
	Prosperity REIT	17,653,006	2,790
*,2	Fosun Tourism Group	2,915,400	2,777
	Chow Sang Sang Holdings International Ltd.	3,011,782	2,553
	Texhong International Group Ltd.	3,981,066	2,032
	Far East Consortium International Ltd.	17,756,103	2,006
[1]	LK Technology Holdings Ltd.	5,562,605	1,992
	Hutchison Telecommunications Hong Kong Holdings Ltd.	15,952,764	1,904
*	Television Broadcasts Ltd.	4,515,241	1,847
	Singamas Container Holdings Ltd.	18,140,193	1,659
	Asia Cement China Holdings Corp.	5,377,727	1,607
*,1	C-Mer Medical Holdings Ltd.	6,272,736	1,561
	CITIC Resources Holdings Ltd.	30,636,497	1,357
*	Shun Tak Holdings Ltd.	17,080,391	1,342
*,2	IMAX China Holding Inc.	1,338,618	1,278
	Sa Sa International Holdings Ltd.	14,974,275	1,272
*	Powerlong Real Estate Holdings Ltd.	20,164,942	1,189
*	Hong Kong Technology Venture Co. Ltd.	5,336,528	891
*	Envision Greenwise Holdings Ltd.	479,366	438
*	OCI International Holdings Ltd.	8,623,369	320
*	Apollo Future Mobility Group Ltd.	1,499,696	104
*	Renze Harvest International Ltd.	1,413,768	19
*,3	Convoy Global Holdings Ltd.	147,589,460	—
			5,508,817
Hungary (0.1%)
	OTP Bank Nyrt.	3,331,148	206,096
	Richter Gedeon Nyrt.	2,034,717	52,696
	MOL Hungarian Oil & Gas plc	6,046,945	44,176
	Magyar Telekom Telecommunications plc	4,500,637	15,849
	Opus Global Nyrt.	4,252,161	5,854
			324,671
Iceland (0.0%)
[2]	Arion Banki HF	18,740,348	23,167
*	Alvotech SA	1,139,848	14,472
	Islandsbanki HF	15,521,826	13,486
	Hagar hf	14,385,456	10,569
*	Kvika banki hf	64,199,255	9,544
	Festi hf	4,203,493	8,806
	Reitir fasteignafelag hf	10,307,669	8,228
[3]	Marel HF	1,598,351	6,895
	Sjova-Almennar Tryggingar hf	13,698,287	5,034
	Eimskipafelag Islands hf	1,533,657	4,836
	Vatryggingafelag Islands Hf	24,340,066	3,505
	Hampidjan HF	4,456,516	3,480
	Siminn HF	35,328,092	3,460
*	Icelandair Group HF	287,157,748	2,825
*	Olgerdin Egill Skallagrims HF	16,884,668	2,216
*	Kaldalon hf	2,770,941	507
			121,030
India (5.9%)
	HDFC Bank Ltd.	79,150,381	1,549,240
	Reliance Industries Ltd.	93,435,579	1,359,755
	Infosys Ltd.	49,343,487	1,073,681
	ICICI Bank Ltd.	64,269,209	924,869
	Tata Consultancy Services Ltd.	14,534,867	687,769

		Shares	Market Value ($000)
	Bharti Airtel Ltd. (XNSE)	35,846,062	670,483
	Mahindra & Mahindra Ltd.	12,389,168	425,794
	Larsen & Toubro Ltd.	9,474,140	388,738
	Axis Bank Ltd.	32,131,084	364,063
	Bajaj Finance Ltd.	3,932,119	356,538
	Hindustan Unilever Ltd.	12,470,018	354,736
	Sun Pharmaceutical Industries Ltd.	15,298,378	307,393
	HCL Technologies Ltd.	14,892,153	295,538
	Kotak Mahindra Bank Ltd.	12,586,448	275,268
	Maruti Suzuki India Ltd.	1,939,389	274,760
	NTPC Ltd.	66,561,786	247,900
*	Zomato Ltd.	96,482,067	244,363
	Tata Motors Ltd.	29,679,515	244,263
	Titan Co. Ltd.	5,735,573	230,160
	ITC Ltd.	42,200,235	217,422
	UltraTech Cement Ltd.	1,607,532	212,582
	Power Grid Corp. of India Ltd.	58,945,293	204,702
	Tata Steel Ltd.	118,373,612	182,938
	State Bank of India	19,841,543	176,378
	Asian Paints Ltd.	6,386,948	169,214
	Bharat Electronics Ltd.	50,249,150	168,759
	Trent Ltd.	2,549,514	168,519
	Oil & Natural Gas Corp. Ltd.	54,570,717	164,542
	Tech Mahindra Ltd.	8,555,349	164,493
	JSW Steel Ltd.	14,199,641	154,206
	Grasim Industries Ltd.	5,243,760	151,462
	Coal India Ltd.	31,827,248	144,845
	Nestle India Ltd.	5,052,796	134,787
	Hindalco Industries Ltd.	19,429,588	132,706
	Adani Ports & Special Economic Zone Ltd.	10,354,195	130,795
*,2	InterGlobe Aviation Ltd.	2,592,282	128,731
	Cipla Ltd.	7,520,024	128,144
	Max Healthcare Institute Ltd.	10,403,620	127,011
*	Jio Financial Services Ltd.	43,967,594	122,120
	Hindustan Aeronautics Ltd.	2,666,922	120,623
	Adani Enterprises Ltd.	4,451,003	117,063
	Eicher Motors Ltd.	1,952,096	116,790
	Divi's Laboratories Ltd.	1,791,726	115,280
	Shriram Finance Ltd.	18,139,835	113,487
	Vedanta Ltd.	22,210,420	112,700
*	Suzlon Energy Ltd.	165,739,487	110,620
	Apollo Hospitals Enterprise Ltd.	1,395,078	109,415
	Dr Reddy's Laboratories Ltd.	7,732,610	108,512
	Bajaj Finserv Ltd.	5,385,655	107,531
	Tata Consumer Products Ltd.	9,081,188	107,079
	Indian Hotels Co. Ltd. Class A	11,648,970	102,457
[2]	HDFC Life Insurance Co. Ltd.	13,855,609	101,753
	Varun Beverages Ltd.	16,375,941	101,221
	Wipro Ltd.	28,191,829	100,996
[2]	SBI Life Insurance Co. Ltd.	5,905,243	100,864
	Power Finance Corp. Ltd.	20,418,958	99,000
	Britannia Industries Ltd.	1,672,649	98,946
	Persistent Systems Ltd.	1,422,261	98,573
	Bajaj Auto Ltd.	941,571	95,923
*	Adani Power Ltd.	16,237,911	95,715
	Info Edge India Ltd.	1,073,542	95,334
	TVS Motor Co. Ltd.	3,319,391	93,915
	Dixon Technologies India Ltd.	533,150	91,766
	Hero MotoCorp Ltd.	1,834,899	91,612
	REC Ltd.	17,521,580	90,399
*,2	Avenue Supermarts Ltd.	2,102,266	88,777
[2]	LTIMindtree Ltd.	1,297,010	88,106
*	PB Fintech Ltd.	4,433,005	87,890
	Siemens Ltd.	1,250,712	87,302
	Tata Power Co. Ltd.	20,613,719	86,343
	Cholamandalam Investment & Finance Co. Ltd.	5,766,777	85,241
	Indian Oil Corp. Ltd.	57,609,277	85,082
	Coforge Ltd.	895,683	84,945
	Bharat Petroleum Corp. Ltd.	28,146,250	84,451
	Lupin Ltd.	3,381,750	81,009

		Shares	Market Value ($000)
*	Indus Towers Ltd.	19,477,940	77,734
	GAIL India Ltd.	37,094,470	75,386
	DLF Ltd.	8,725,892	74,677
[2]	ICICI Lombard General Insurance Co. Ltd.	3,387,383	72,516
	Pidilite Industries Ltd.	2,143,061	70,965
	United Spirits Ltd.	4,058,308	66,559
	Ambuja Cements Ltd.	11,205,138	66,041
	Godrej Consumer Products Ltd.	5,110,720	65,950
	CG Power & Industrial Solutions Ltd.	8,994,397	65,614
	SRF Ltd.	1,983,819	64,153
	Cummins India Ltd.	1,897,720	63,605
	Samvardhana Motherson International Ltd.	39,074,263	63,381
[2]	HDFC Asset Management Co. Ltd.	1,420,388	63,276
*	Yes Bank Ltd.	284,562,247	62,899
	Havells India Ltd.	3,383,094	61,011
	Colgate-Palmolive India Ltd.	1,862,682	60,590
	Shree Cement Ltd.	189,177	60,542
	Marico Ltd.	7,368,871	56,951
	BSE Ltd.	931,502	56,724
	Torrent Pharmaceuticals Ltd.	1,504,165	56,680
	Tube Investments of India Ltd.	1,458,701	55,777
	Federal Bank Ltd.	25,290,310	54,416
	Hindustan Petroleum Corp. Ltd.	12,799,783	52,773
	Embassy Office Parks REIT	12,304,813	52,512
	UPL Ltd.	7,398,770	51,431
	Mphasis Ltd.	1,559,348	51,301
[2]	Macrotech Developers Ltd.	3,657,946	50,638
	Bharat Forge Ltd.	3,575,059	50,367
	ABB India Ltd.	744,476	50,323
	Fortis Healthcare Ltd.	6,835,275	50,321
	Aurobindo Pharma Ltd.	3,716,767	50,157
	Phoenix Mills Ltd.	2,648,681	50,063
	Sundaram Finance Ltd.	940,813	50,045
	Bajaj Holdings & Investment Ltd.	374,065	49,779
	Dabur India Ltd.	8,130,521	49,633
	Jindal Steel & Power Ltd.	5,457,513	49,579
	Ashok Leyland Ltd.	19,881,119	49,546
*	Adani Green Energy Ltd.	4,310,726	49,403
	MRF Ltd.	37,081	48,537
	APL Apollo Tubes Ltd.	2,756,530	47,901
	State Bank of India GDR	534,453	47,525
	Voltas Ltd.	3,219,805	46,713
	Polycab India Ltd.	670,887	46,583
*	Adani Energy Solutions Ltd.	5,358,439	46,018
	PI Industries Ltd.	1,135,822	45,562
	Page Industries Ltd.	85,936	44,309
	JSW Energy Ltd.	7,485,446	43,767
*	One 97 Communications Ltd.	4,910,827	43,643
	Torrent Power Ltd.	2,579,666	43,431
	Rail Vikas Nigam Ltd.	7,944,656	43,316
[2]	Indian Railway Finance Corp. Ltd.	25,003,161	43,283
*	Max Financial Services Ltd.	3,363,803	43,198
	Bharat Heavy Electricals Ltd.	18,010,936	42,976
[1]	Wipro Ltd. ADR	11,574,656	42,479
	Alkem Laboratories Ltd.	725,293	42,336
*	Godrej Properties Ltd.	1,581,359	42,249
*	GMR Airports Ltd.	50,198,343	41,826
	Jubilant Foodworks Ltd.	5,069,830	41,044
	Supreme Industries Ltd.	898,596	41,010
	Bosch Ltd.	121,523	40,246
	Indian Railway Catering & Tourism Corp. Ltd.	4,251,559	40,198
	Solar Industries India Ltd.	340,533	39,892
	Zydus Lifesciences Ltd.	3,550,099	39,648
	Muthoot Finance Ltd.	1,503,137	39,103
	NHPC Ltd.	41,751,788	38,605
	Petronet LNG Ltd.	10,507,114	38,203
[2]	ICICI Prudential Life Insurance Co. Ltd.	5,364,000	38,060
	360 ONE WAM Ltd.	3,240,693	37,591
	KPIT Technologies Ltd.	2,321,825	37,577
*	IDFC First Bank Ltd.	51,424,989	37,390

		Shares	Market Value ($000)
	Punjab National Bank	32,155,929	37,338
*	FSN E-Commerce Ventures Ltd.	19,157,662	37,203
	SBI Cards & Payment Services Ltd.	4,148,706	37,175
	Coromandel International Ltd.	1,777,454	37,055
*	Mankind Pharma Ltd.	1,320,940	36,992
	Oil India Ltd.	7,633,269	36,888
	Blue Star Ltd.	1,763,221	36,856
	NMDC Ltd.	48,354,279	36,705
[2]	Laurus Labs Ltd.	5,454,483	36,677
	KEI Industries Ltd.	792,584	36,670
	Balkrishna Industries Ltd.	1,130,908	36,086
	GE Vernova T&D India Ltd.	1,756,425	36,020
	Crompton Greaves Consumer Electricals Ltd.	9,012,540	35,619
	Bank of Baroda	14,512,257	35,587
	Glenmark Pharmaceuticals Ltd.	2,113,319	35,365
[2]	AU Small Finance Bank Ltd.	5,110,104	35,302
	Tata Elxsi Ltd.	481,170	35,085
	Prestige Estates Projects Ltd.	2,229,691	34,854
	Container Corp. of India Ltd.	3,849,844	34,546
	Oberoi Realty Ltd.	1,648,304	34,345
	Oracle Financial Services Software Ltd.	322,057	33,721
	Jindal Stainless Ltd.	4,480,768	33,662
[2]	Sona Blw Precision Forgings Ltd.	5,718,229	33,179
	JK Cement Ltd.	587,614	32,714
*	Vodafone Idea Ltd.	309,561,421	32,163
	Patanjali Foods Ltd.	1,533,229	32,152
	Kalyan Jewellers India Ltd.	5,525,204	31,924
	Ipca Laboratories Ltd.	1,905,145	31,663
	Tata Communications Ltd.	1,595,828	29,983
	National Aluminium Co. Ltd.	12,550,279	29,123
	LIC Housing Finance Ltd.	4,231,175	29,098
	Astral Ltd.	1,672,901	29,066
	Adani Total Gas Ltd.	3,889,240	28,720
	Union Bank of India Ltd.	21,451,121	28,407
	Radico Khaitan Ltd.	1,119,835	28,111
*	Delhivery Ltd.	7,499,064	27,687
	Exide Industries Ltd.	6,407,078	27,615
*	Five-Star Business Finance Ltd.	3,021,949	27,452
	Canara Bank	25,562,468	27,361
	Hindustan Zinc Ltd.	5,220,914	27,027
	Mahindra & Mahindra Financial Services Ltd.	8,233,252	26,988
	Computer Age Management Services Ltd.	644,791	26,675
	Biocon Ltd.	6,357,527	26,517
	IRB Infrastructure Developers Ltd.	40,156,137	26,406
	ACC Ltd.	1,135,709	26,209
	Deepak Nitrite Ltd.	970,508	25,976
	Tata Chemicals Ltd.	2,268,822	25,750
	UNO Minda Ltd.	2,357,828	25,646
	Apollo Tyres Ltd.	5,095,594	25,599
	Steel Authority of India Ltd.	20,442,568	25,187
	Dalmia Bharat Ltd.	1,155,143	24,823
	Brigade Enterprises Ltd.	1,842,501	24,775
	Mazagon Dock Shipbuilders Ltd.	862,148	24,708
	Thermax Ltd.	544,027	24,221
	Indian Bank	3,764,333	24,073
	United Breweries Ltd.	971,761	24,031
	Nexus Select Trust	14,989,015	23,988
*,2	Krishna Institute of Medical Sciences Ltd.	3,416,916	23,961
	Navin Fluorine International Ltd.	493,470	23,594
	Cholamandalam Financial Holdings Ltd.	1,342,843	23,483
*	Aditya Birla Capital Ltd.	11,337,243	23,395
	Lloyds Metals & Energy Ltd.	1,639,485	23,363
	AIA Engineering Ltd.	548,791	23,295
[2]	L&T Technology Services Ltd.	368,634	23,062
	Gujarat Fluorochemicals Ltd.	558,154	22,988
	Multi Commodity Exchange of India Ltd.	348,188	22,933
	Indraprastha Gas Ltd.	9,844,062	22,836
	Schaeffler India Ltd.	569,870	22,485
	Amara Raja Energy & Mobility Ltd.	1,884,572	22,410
	Berger Paints India Ltd.	4,116,123	22,397

		Shares	Market Value ($000)
[2]	Aster DM Healthcare Ltd.	3,912,300	22,129
*	Indian Renewable Energy Development Agency Ltd.	9,467,405	21,949
	Tata Technologies Ltd.	2,420,476	21,938
	Angel One Ltd.	810,181	21,828
	Hitachi Energy India Ltd.	147,878	21,799
	Central Depository Services India Ltd.	1,446,210	21,754
	Linde India Ltd.	300,051	21,623
	Bharti Airtel Ltd.	1,538,046	21,230
	Carborundum Universal Ltd.	1,539,200	21,037
*	Kaynes Technology India Ltd.	379,249	20,892
	Apar Industries Ltd.	238,530	20,600
*	Aditya Birla Fashion & Retail Ltd.	6,524,994	20,544
[2]	General Insurance Corp. of India	4,319,563	20,410
	Concord Biotech Ltd.	814,108	20,196
	Piramal Pharma Ltd.	7,526,756	20,163
	Cyient Ltd.	1,192,643	19,943
	Emami Ltd.	2,913,272	19,779
	Escorts Kubota Ltd.	473,218	19,750
[2]	Syngene International Ltd.	2,290,356	19,703
	Redington Ltd.	8,259,250	19,617
	L&T Finance Ltd.	11,712,678	19,587
	Piramal Enterprises Ltd.	1,657,329	19,480
	JB Chemicals & Pharmaceuticals Ltd.	953,326	19,378
	Bharat Dynamics Ltd.	1,283,929	19,252
*	Amber Enterprises India Ltd.	256,369	19,157
[2]	Bandhan Bank Ltd.	11,010,069	19,154
	Ramco Cements Ltd.	1,805,321	19,061
*	IIFL Finance Ltd.	4,614,435	18,912
	Elgi Equipments Ltd.	3,016,141	18,779
	Neuland Laboratories Ltd.	114,964	18,671
	Himadri Speciality Chemical Ltd.	3,286,533	18,665
	Ajanta Pharma Ltd.	592,425	18,378
*	Inox Wind Ltd.	9,470,616	18,266
	Housing & Urban Development Corp. Ltd.	6,926,699	18,256
	Aditya Birla Real Estate Ltd.	730,787	18,125
*	Global Health Ltd.	1,507,281	18,042
*	Reliance Power Ltd.	39,102,457	18,015
*,2	PNB Housing Finance Ltd.	1,763,827	17,805
	Sundram Fasteners Ltd.	1,479,564	17,804
	KEC International Ltd.	1,841,028	17,801
[2]	Cochin Shipyard Ltd.	996,349	17,493
	Manappuram Finance Ltd.	7,669,462	17,274
*	Suven Pharmaceuticals Ltd.	1,420,586	17,251
	NCC Ltd.	5,845,589	16,918
*	Wockhardt Ltd.	1,031,446	16,789
	Natco Pharma Ltd.	1,237,793	16,725
	Bank of India	12,865,287	16,618
	Atul Ltd.	227,487	16,478
	Kalpataru Projects International Ltd.	1,349,543	16,436
	Firstsource Solutions Ltd.	4,262,524	16,395
	Sonata Software Ltd.	2,687,023	16,364
	Great Eastern Shipping Co. Ltd.	1,442,313	16,328
	Bharti Hexacom Ltd.	1,041,018	16,191
*	Star Health & Allied Insurance Co. Ltd.	3,230,944	16,122
	Zensar Technologies Ltd.	1,611,199	16,110
[2]	Nippon Life India Asset Management Ltd.	2,393,956	16,075
[2]	Dr Lal PathLabs Ltd.	487,886	16,035
	Narayana Hrudayalaya Ltd.	1,002,729	16,013
	Sammaan Capital Ltd.	9,812,206	15,856
	Gujarat Gas Ltd.	2,826,401	15,817
	Gujarat State Petronet Ltd.	3,930,227	15,628
	Welspun Corp. Ltd.	1,823,555	15,563
	Karur Vysya Bank Ltd.	5,604,056	15,356
	Motherson Sumi Wiring India Ltd.	23,611,198	15,248
	SKF India Ltd.	327,073	15,226
	PG Electroplast Ltd.	1,693,028	15,194
	Aegis Logistics Ltd.	1,879,861	15,154
	NBCC India Ltd.	13,152,666	15,047
*	Adani Wilmar Ltd.	4,890,652	14,986
	Poly Medicure Ltd.	551,583	14,818

		Shares	Market Value ($000)
	Triveni Turbine Ltd.	1,919,643	14,763
	CESC Ltd.	8,926,297	14,668
	Timken India Ltd.	443,927	14,612
	LMW Ltd.	80,660	14,548
	CRISIL Ltd.	230,456	14,452
	Grindwell Norton Ltd.	649,450	14,436
	Motilal Oswal Financial Services Ltd.	1,971,301	14,433
	Honeywell Automation India Ltd.	30,845	14,373
	Aarti Industries Ltd.	2,773,657	14,191
	Zee Entertainment Enterprises Ltd.	11,556,389	14,015
*	Affle India Ltd.	798,841	13,836
	UTI Asset Management Co. Ltd.	1,154,437	13,819
*	Poonawalla Fincorp Ltd.	3,868,352	13,806
	Castrol India Ltd.	6,765,944	13,767
	3M India Ltd.	39,285	13,502
	Birlasoft Ltd.	2,196,838	13,492
	GlaxoSmithKline Pharmaceuticals Ltd.	590,419	13,444
*,2	Lemon Tree Hotels Ltd.	8,502,226	13,297
*	Reliance Infrastructure Ltd.	4,608,809	13,270
	Chambal Fertilisers & Chemicals Ltd.	2,276,283	13,188
	Bata India Ltd.	883,271	13,186
	Kajaria Ceramics Ltd.	1,152,973	13,157
*	Equinox India Developments Ltd.	7,857,169	13,143
*	Aavas Financiers Ltd.	659,589	12,996
[2]	Mindspace Business Parks REIT	3,006,938	12,978
	Anant Raj Ltd.	1,884,961	12,936
*	EID Parry India Ltd.	1,370,924	12,924
	Ratnamani Metals & Tubes Ltd.	389,442	12,830
	HFCL Ltd.	11,366,623	12,797
	Dr Reddy's Laboratories Ltd. ADR	925,446	12,790
	Tata Investment Corp. Ltd.	182,739	12,670
	Swan Energy Ltd.	2,001,421	12,666
	Titagarh Rail System Ltd.	1,078,536	12,596
	Mahanagar Gas Ltd.	791,627	12,562
	Bank of Maharashtra	21,321,585	12,550
*	Jaiprakash Power Ventures Ltd.	66,585,840	12,501
*	PVR Inox Ltd.	992,183	12,443
	Praj Industries Ltd.	1,713,387	12,432
	NLC India Ltd.	4,849,245	12,340
	EIH Ltd.	2,893,597	12,335
	Kirloskar Oil Engines Ltd.	1,184,998	12,319
[2]	Indian Energy Exchange Ltd.	6,088,035	12,211
	KPR Mill Ltd.	1,139,141	12,204
	Jubilant Pharmova Ltd. Class A	1,088,949	12,200
	Finolex Cables Ltd.	1,056,571	12,183
	Intellect Design Arena Ltd.	1,306,754	12,179
	Zen Technologies Ltd.	606,131	12,109
*,2	Eris Lifesciences Ltd.	854,042	12,089
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	925,041	12,080
	Kfin Technologies Ltd.	955,572	11,969
	Asahi India Glass Ltd.	1,529,764	11,909
	Granules India Ltd.	1,855,914	11,898
[2]	RBL Bank Ltd.	6,245,249	11,813
	BEML Ltd.	267,403	11,807
*	PTC Industries Ltd.	71,956	11,784
*	Devyani International Ltd.	6,038,880	11,690
	Gillette India Ltd.	114,897	11,406
*,2	Tejas Networks Ltd.	1,069,854	11,254
	Ramkrishna Forgings Ltd.	1,235,306	11,146
	HBL Engineering Ltd.	1,625,240	11,136
	SJVN Ltd.	9,949,406	11,118
	Whirlpool of India Ltd.	846,896	11,098
	JSW Infrastructure Ltd.	3,493,193	11,017
	Sobha Ltd.	718,842	10,959
	ZF Commercial Vehicle Control Systems India Ltd.	86,071	10,941
	Edelweiss Financial Services Ltd.	8,587,489	10,796
	Rainbow Children's Medicare Ltd.	656,116	10,781
	Sumitomo Chemical India Ltd.	1,800,947	10,615
	CMS Info Systems Ltd.	2,121,828	10,568
	Bayer CropScience Ltd.	179,287	10,549

		Shares	Market Value ($000)
	LT Foods Ltd.	2,320,503	10,410
[2]	Endurance Technologies Ltd.	454,228	10,408
	eClerx Services Ltd.	294,473	10,355
	Newgen Software Technologies Ltd.	858,864	10,339
	Nava Ltd.	2,035,902	10,331
[2]	PowerGrid Infrastructure Investment Trust	10,881,154	10,258
	City Union Bank Ltd.	5,096,502	10,180
	Anand Rathi Wealth Ltd.	237,328	10,000
	Marksans Pharma Ltd.	3,577,652	9,915
	JBM Auto Ltd.	1,069,042	9,849
	Ceat Ltd.	299,169	9,846
*	VA Tech Wabag Ltd.	622,427	9,818
	Can Fin Homes Ltd.	1,277,785	9,809
	Jupiter Life Line Hospitals Ltd.	521,580	9,772
*	Go Digit General Insurance Ltd.	2,844,637	9,758
	V-Guard Industries Ltd.	2,309,715	9,698
	Data Patterns India Ltd.	381,217	9,659
	Balrampur Chini Mills Ltd.	1,721,901	9,654
	Finolex Industries Ltd.	4,062,015	9,588
*	Gokaldas Exports Ltd.	879,458	9,582
	Hindustan Copper Ltd.	3,461,694	9,489
[2]	IndiaMart InterMesh Ltd.	397,837	9,462
	Jindal Saw Ltd.	3,283,000	9,450
	Godfrey Phillips India Ltd.	181,835	9,442
*	Godrej Industries Ltd.	915,731	9,393
	Olectra Greentech Ltd.	558,100	9,391
	DCM Shriram Ltd.	697,559	9,387
	Aptus Value Housing Finance India Ltd.	2,652,623	9,253
	CreditAccess Grameen Ltd.	739,622	9,203
	Genus Power Infrastructures Ltd.	2,456,016	9,164
	Safari Industries India Ltd.	329,577	9,138
	Vedant Fashions Ltd.	848,666	9,120
	Nuvama Wealth Management Ltd.	141,281	9,106
	GHCL Ltd.	1,077,346	9,066
*	Sapphire Foods India Ltd.	2,681,400	8,939
[2]	ICICI Securities Ltd.	933,434	8,905
	Jyothy Labs Ltd.	1,941,733	8,897
[2]	IRCON International Ltd.	3,493,082	8,872
*	Chalet Hotels Ltd.	995,081	8,833
	CIE Automotive India Ltd.	1,635,240	8,735
	Techno Electric & Engineering Co. Ltd.	701,894	8,682
	Jubilant Ingrevia Ltd.	1,082,124	8,675
	BASF India Ltd.	162,919	8,661
	Usha Martin Ltd.	2,192,139	8,616
	IIFL Capital Services Ltd.	2,932,437	8,535
	Shyam Metalics & Energy Ltd.	961,148	8,435
	Voltamp Transformers Ltd.	87,641	8,426
	Sun TV Network Ltd.	1,180,289	8,411
[2]	Sansera Engineering Ltd.	574,005	8,340
*	SignatureGlobal India Ltd.	597,008	8,291
	Raymond Ltd.	472,881	8,219
	Craftsman Automation Ltd.	170,361	8,192
*	Medplus Health Services Ltd.	979,443	8,166
	Jupiter Wagons Ltd.	1,771,691	8,132
	Bombay Burmah Trading Co.	332,632	8,106
	Sanofi India Ltd.	126,731	8,070
	BLS International Services Ltd.	1,611,331	8,069
	Action Construction Equipment Ltd.	544,288	8,057
	Vardhman Textiles Ltd.	1,515,715	7,971
	Aditya Birla Sun Life Asset Management Co. Ltd.	1,007,499	7,922
*	ITC Hotels Ltd.	4,208,979	7,918
	JK Lakshmi Cement Ltd.	843,624	7,813
	Arvind Ltd.	2,001,469	7,774
	Century Plyboards India Ltd.	837,670	7,760
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,213,701	7,741
*	NMDC Steel Ltd.	15,962,145	7,732
	Elecon Engineering Co. Ltd.	1,259,177	7,718
	TVS Holdings Ltd.	71,557	7,713
*	Onesource Specialty Pharma Ltd.	422,206	7,709
	IDBI Bank Ltd.	8,174,403	7,615

		Shares	Market Value ($000)
*	Honasa Consumer Ltd.	2,995,477	7,587
	Kansai Nerolac Paints Ltd.	2,821,755	7,570
*	Nazara Technologies Ltd.	691,999	7,483
	Garden Reach Shipbuilders & Engineers Ltd.	402,383	7,483
[2]	Home First Finance Co. India Ltd.	652,404	7,475
	Gujarat State Fertilizers & Chemicals Ltd.	3,162,784	7,454
	Engineers India Ltd.	3,792,482	7,448
	Minda Corp. Ltd.	1,134,392	7,438
	Sudarshan Chemical Industries Ltd.	639,485	7,355
	JM Financial Ltd.	5,803,137	7,333
	RR Kabel Ltd.	519,304	7,319
*	Westlife Foodworld Ltd.	874,795	7,313
*,2	Metropolis Healthcare Ltd.	353,469	7,307
	Vinati Organics Ltd.	376,202	7,252
	ION Exchange India Ltd.	1,079,938	7,235
	Kirloskar Pneumatic Co. Ltd.	554,363	7,232
	Happiest Minds Technologies Ltd.	910,750	7,211
	CCL Products India Ltd.	1,002,157	7,179
	AstraZeneca Pharma India Ltd.	86,059	7,172
	Metro Brands Ltd.	520,770	7,106
	Godawari Power & Ispat Ltd.	3,432,495	7,097
	Mrs Bectors Food Specialities Ltd.	415,953	7,057
*	Hindustan Construction Co. Ltd.	19,088,486	7,018
	Mastek Ltd.	234,246	6,985
	Alembic Pharmaceuticals Ltd.	655,507	6,942
	Bikaji Foods International Ltd.	870,518	6,921
	ITD Cementation India Ltd.	1,108,241	6,881
	Akzo Nobel India Ltd.	157,078	6,862
*	Sanofi Consumer Healthcare India Ltd.	126,731	6,855
	Electrosteel Castings Ltd.	4,631,290	6,818
	Gujarat Pipavav Port Ltd.	3,852,604	6,718
	Strides Pharma Science Ltd.	844,413	6,676
	Procter & Gamble Health Ltd.	106,990	6,645
	Texmaco Rail & Engineering Ltd.	2,946,521	6,643
	NIIT Learning Systems Ltd.	1,214,375	6,599
	KNR Constructions Ltd.	1,904,049	6,494
*	Raymond Lifestyle Ltd.	380,233	6,474
*	Rategain Travel Technologies Ltd.	805,071	6,465
*	Schneider Electric Infrastructure Ltd.	820,085	6,447
[2]	New India Assurance Co. Ltd.	3,085,292	6,445
*	India Cements Ltd.	2,114,508	6,428
	Arvind Fashions Ltd.	1,151,508	6,388
	JK Tyre & Industries Ltd.	1,744,198	6,365
	Relaxo Footwears Ltd.	990,062	6,271
	Blue Dart Express Ltd.	82,703	6,269
	AurionPro Solutions Ltd.	364,251	6,258
[2]	Quess Corp. Ltd.	912,580	6,250
	Zydus Wellness Ltd.	294,117	6,228
	Clean Science & Technology Ltd.	373,626	6,183
	Vesuvius India Ltd.	125,112	6,178
	Welspun Living Ltd.	3,805,600	6,023
	Jammu & Kashmir Bank Ltd.	5,233,951	5,980
	Trident Ltd.	16,740,771	5,973
[2]	Equitas Small Finance Bank Ltd.	7,804,839	5,971
	KSB Ltd.	737,860	5,966
	Avanti Feeds Ltd.	732,104	5,964
*	Nuvoco Vistas Corp. Ltd.	1,464,156	5,908
	Garware Technical Fibres Ltd.	622,055	5,881
	Cera Sanitaryware Ltd.	75,995	5,857
	Tanla Platforms Ltd.	918,338	5,831
	Railtel Corp. of India Ltd.	1,243,877	5,807
*	IFCI Ltd.	8,975,396	5,792
*	Tata Teleservices Maharashtra Ltd.	7,021,519	5,786
	PNC Infratech Ltd.	1,570,724	5,751
	Cello World Ltd.	764,532	5,747
	Karnataka Bank Ltd.	2,599,556	5,725
	RITES Ltd.	1,901,166	5,703
	Saregama India Ltd.	1,033,342	5,660
[2]	Ujjivan Small Finance Bank Ltd.	13,678,519	5,647
	Infibeam Avenues Ltd.	21,625,383	5,640

		Shares	Market Value ($000)
*	Sterling & Wilson Renewable	1,471,913	5,596
	EPL Ltd.	2,131,782	5,595
[2]	KPI Green Energy Ltd.	1,324,943	5,577
	Astra Microwave Products Ltd.	653,203	5,576
[2]	Godrej Agrovet Ltd.	657,758	5,534
	Fine Organic Industries Ltd.	107,545	5,516
	PTC India Ltd.	3,331,175	5,512
*	Network18 Media & Investments Ltd.	9,010,178	5,458
	Care Ratings Ltd.	382,166	5,452
*	Sheela Foam Ltd.	513,702	5,421
	Shipping Corp. of India Ltd.	2,414,926	5,416
	HEG Ltd.	1,167,570	5,303
	South Indian Bank Ltd.	17,766,366	5,285
	Tamilnad Mercantile Bank Ltd.	1,034,545	5,221
	GMM Pfaudler Ltd.	379,932	5,205
	Archean Chemical Industries Ltd.	768,674	5,175
	Graphite India Ltd.	945,257	5,171
*	Central Bank of India Ltd.	8,645,127	5,167
	Supreme Petrochem Ltd.	732,102	5,167
*	G R Infraprojects Ltd.	339,037	4,988
	Syrma SGS Technology Ltd.	808,760	4,952
*	MTAR Technologies Ltd.	263,498	4,934
	Mahindra Lifespace Developers Ltd.	1,022,432	4,917
*	TVS Supply Chain Solutions Ltd.	2,985,849	4,900
*	Shree Renuka Sugars Ltd.	11,262,704	4,893
	Rhi Magnesita India Ltd.	896,438	4,881
*	Chemplast Sanmar Ltd.	892,512	4,880
*	V-Mart Retail Ltd.	131,966	4,876
	Rain Industries Ltd.	2,920,935	4,863
	Birla Corp. Ltd.	360,856	4,850
*	Restaurant Brands Asia Ltd.	5,789,627	4,841
*	Dhani Services Ltd.	5,353,153	4,771
*	RattanIndia Power Ltd.	37,259,040	4,758
*	Sterlite Technologies Ltd.	3,807,737	4,757
	JK Paper Ltd.	1,122,040	4,748
	Capri Global Capital Ltd.	2,311,352	4,737
	Route Mobile Ltd.	342,332	4,718
	Orient Electric Ltd.	1,854,225	4,686
	Bajaj Electricals Ltd.	577,661	4,672
	TTK Prestige Ltd.	546,653	4,654
	Suprajit Engineering Ltd.	977,268	4,576
	Chennai Petroleum Corp. Ltd.	688,684	4,286
[2]	IRB InvIT Fund	6,454,985	4,284
	Maharashtra Seamless Ltd.	600,370	4,283
	Polyplex Corp. Ltd.	324,864	4,240
	NOCIL Ltd.	1,561,293	4,185
	Balaji Amines Ltd.	210,577	4,170
*	Borosil Renewables Ltd.	683,870	4,149
	Mangalore Refinery & Petrochemicals Ltd.	2,788,896	4,146
	VIP Industries Ltd.	966,655	4,137
*	Rajesh Exports Ltd.	1,875,502	4,033
	Gateway Distriparks Ltd.	4,584,188	4,015
	Thomas Cook India Ltd.	2,167,765	3,870
*	TeamLease Services Ltd.	135,390	3,808
	Rallis India Ltd.	1,355,343	3,753
*	Alok Industries Ltd.	17,220,050	3,705
	Paisalo Digital Ltd.	7,422,404	3,699
	Galaxy Surfactants Ltd.	134,330	3,697
	Alkyl Amines Chemicals	186,064	3,641
	KRBL Ltd.	1,095,851	3,484
	Pfizer Ltd.	65,698	3,433
*	Campus Activewear Ltd.	1,092,480	3,424
	Symphony Ltd.	228,056	3,268
[2]	Dilip Buildcon Ltd.	612,949	3,063
*	Jai Balaji Industries Ltd.	1,956,709	3,034
	DCB Bank Ltd.	2,146,123	2,946
	Kaveri Seed Co. Ltd.	268,334	2,793
*	Just Dial Ltd.	267,309	2,742
*,3	Brightcom Group Ltd.	22,811,941	2,700
	Bajaj Consumer Care Ltd.	1,194,768	2,606

		Shares	Market Value ($000)
	Vakrangee Ltd.	8,787,103	2,411
	Vaibhav Global Ltd.	745,725	2,346
	Allcargo Logistics Ltd.	4,114,288	1,997
	NIIT Ltd.	1,142,342	1,958
*	Sun Pharma Advanced Research Co. Ltd.	747,223	1,373
	Transformers & Rectifiers India Ltd.	91,139	931
*	GMR Power & Urban Infra Ltd.	512,385	625
	Sarda Energy & Minerals Ltd.	110,609	602
*	Shilpa Medicare Ltd.	59,655	487
	Orient Cement Ltd.	108,082	423
	Anup Engineering Ltd.	10,017	326
*	Websol Energy System Ltd.	13,732	212
*	Max Estates Ltd.	32,791	200
	Garware Hi-Tech Films Ltd.	2,779	116
*,3	Chennai Super Kings Cricket Ltd.	951,110	—
			26,215,613
Indonesia (0.5%)
	Bank Central Asia Tbk. PT	777,191,597	448,968
	Bank Rakyat Indonesia Persero Tbk. PT	979,776,347	253,005
	Bank Mandiri Persero Tbk. PT	621,786,950	228,459
	Telkom Indonesia Persero Tbk. PT	649,404,558	104,586
	Astra International Tbk. PT	283,228,707	83,223
*	Amman Mineral Internasional PT	175,908,100	81,037
*	GoTo Gojek Tokopedia Tbk. PT Class A	13,570,974,995	67,229
	Bank Negara Indonesia Persero Tbk. PT	208,439,012	60,641
	Sumber Alfaria Trijaya Tbk. PT	263,798,623	46,441
*	Bumi Resources Minerals Tbk. PT	1,383,489,511	32,369
	United Tractors Tbk. PT	20,578,639	31,400
	Indofood Sukses Makmur Tbk. PT	61,707,772	29,698
	Charoen Pokphand Indonesia Tbk. PT	102,097,114	29,242
	Indofood CBP Sukses Makmur Tbk. PT	32,074,535	22,612
*	Merdeka Copper Gold Tbk. PT	220,004,600	20,998
	Alamtri Resources Indonesia Tbk. PT	146,720,145	20,952
*	Petrindo Jaya Kreasi Tbk. PT	23,418,979	20,719
	Kalbe Farma Tbk. PT	260,262,017	20,183
	Barito Pacific Tbk. PT	349,504,273	19,652
	Indah Kiat Pulp & Paper Tbk. PT	36,904,445	15,248
	Perusahaan Gas Negara Tbk. PT	145,144,491	14,212
*	Bumi Resources Tbk. PT	1,679,311,529	12,126
	Elang Mahkota Teknologi Tbk. PT	347,097,263	11,995
	Japfa Comfeed Indonesia Tbk. PT	96,282,651	11,760
	Mitra Keluarga Karyasehat Tbk. PT	77,061,892	11,435
	Indosat Tbk. PT	73,657,404	10,415
	Bank Syariah Indonesia Tbk. PT	57,726,023	10,328
	Sarana Menara Nusantara Tbk. PT	265,674,599	10,318
	Siloam International Hospitals Tbk. PT	54,291,779	10,151
	Aneka Tambang Tbk.	118,099,897	10,035
	Dayamitra Telekomunikasi PT	251,053,943	9,869
*	Bank Jago Tbk. PT	71,480,300	9,830
	Bukit Asam Tbk. PT	55,365,916	9,129
	Indo Tambangraya Megah Tbk. PT	5,613,238	8,917
	XL Axiata Tbk. PT	61,597,958	8,567
	Unilever Indonesia Tbk. PT	81,782,160	8,161
	Jasa Marga Persero Tbk. PT	30,778,259	7,978
	Mitra Adiperkasa Tbk. PT	100,649,773	7,926
	Semen Indonesia Persero Tbk. PT	45,907,130	7,902
	Pakuwon Jati Tbk. PT	322,907,524	7,801
	Cisarua Mountain Dairy PT Tbk.	25,795,758	7,765
	AKR Corporindo Tbk. PT	112,572,807	7,652
	Mayora Indah Tbk. PT	49,486,598	7,435
	Ciputra Development Tbk. PT	122,534,884	7,379
	Map Aktif Adiperkasa PT	122,298,800	7,350
	Indocement Tunggal Prakarsa Tbk. PT	19,990,429	7,203
	ESSA Industries Indonesia Tbk. PT	135,255,255	7,037
*	Bukalapak.com PT Tbk.	873,578,000	6,296
	Pabrik Kertas Tjiwi Kimia Tbk. PT	17,259,845	6,137
	Medco Energi Internasional Tbk. PT	91,450,134	6,026
*	Bank Pan Indonesia Tbk. PT	53,515,827	6,016
	Avia Avian Tbk. PT	239,148,169	6,008

		Shares	Market Value ($000)
*	Panin Financial Tbk. PT	225,602,809	5,830
	BFI Finance Indonesia Tbk. PT	106,403,872	5,739
*	Bumi Serpong Damai Tbk. PT	97,973,780	5,706
*	Adaro Minerals Indonesia Tbk. PT	91,418,192	5,637
*	Vale Indonesia Tbk. PT	29,580,811	5,428
	PT Tower Bersama Infrastructure Tbk.	38,168,022	4,850
	Summarecon Agung Tbk. PT	171,262,763	4,843
	Trimegah Bangun Persada Tbk. PT	110,937,300	4,796
	Aspirasi Hidup Indonesia Tbk. PT	94,779,821	4,435
*	Gudang Garam Tbk. PT	6,362,036	4,387
	Bank Tabungan Negara Persero Tbk. PT	65,330,984	4,172
*,3	Waskita Karya Persero Tbk. PT	248,206,980	3,076
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	80,883,100	2,852
	Surya Citra Media Tbk. PT	247,868,397	2,746
	Matahari Department Store Tbk. PT	25,587,081	2,502
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	37,593,057	2,393
*	Lippo Karawaci Tbk. PT	426,728,626	2,378
*	Timah Tbk. PT	37,469,801	2,305
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	36,504,974	2,104
	Astra Agro Lestari Tbk. PT	5,594,592	2,015
	Bank BTPN Syariah Tbk. PT	30,478,557	1,728
*	MNC Digital Entertainment Tbk. PT	38,938,443	1,666
*	Bank Neo Commerce Tbk. PT	120,838,252	1,554
	Bank Danamon Indonesia Tbk. PT	9,524,650	1,495
*	Media Nusantara Citra Tbk. PT	85,411,798	1,467
*	Global Mediacom Tbk. PT	103,724,233	1,158
	MD Entertainment Tbk. PT	2,055,870	502
			2,005,585
Ireland (0.2%)
	Kerry Group plc Class A	2,089,726	214,598
	AIB Group plc	27,484,242	161,613
	Kingspan Group plc	2,134,635	148,083
	Bank of Ireland Group plc	14,130,915	140,407
	Glanbia plc	2,580,645	37,705
	Dalata Hotel Group plc	2,914,897	14,262
	Glanbia plc (XLON)	8,754	128
*,3	Irish Bank Resolution Corp. Ltd.	698,992	—
			716,796
Israel (0.6%)
*	Teva Pharmaceutical Industries Ltd.	15,813,291	278,368
	Bank Leumi Le-Israel BM	21,250,447	265,948
	Bank Hapoalim BM	18,754,088	240,590
*	Nice Ltd.	882,397	147,496
	Israel Discount Bank Ltd. Class A	17,330,070	126,705
	Elbit Systems Ltd.	343,757	103,954
	Mizrahi Tefahot Bank Ltd.	2,114,606	100,652
*	Nova Ltd.	407,059	97,789
*	Tower Semiconductor Ltd.	1,558,032	73,043
	ICL Group Ltd.	10,105,155	60,082
	Phoenix Financial Ltd.	3,094,612	52,273
	Bezeq The Israeli Telecommunication Corp. Ltd.	28,481,960	45,207
	Azrieli Group Ltd.	514,905	42,663
	First International Bank of Israel Ltd.	722,507	38,363
*	Big Shopping Centers Ltd.	219,064	34,220
	Camtek Ltd.	384,976	33,959
	Melisron Ltd.	354,697	33,556
	Shufersal Ltd.	2,802,697	29,042
	Mivne Real Estate KD Ltd.	8,738,637	26,190
*	Enlight Renewable Energy Ltd.	1,608,116	25,988
	Clal Insurance Enterprises Holdings Ltd.	943,596	24,688
	Harel Insurance Investments & Financial Services Ltd.	1,516,327	24,049
	Paz Retail & Energy Ltd.	146,269	21,092
	Alony Hetz Properties & Investments Ltd.	2,306,805	20,793
	Israel Corp. Ltd.	65,369	19,173
	Delek Group Ltd.	129,663	18,938
	Amot Investments Ltd.	3,026,353	17,695
	Electra Ltd.	27,520	15,461
*	Shikun & Binui Ltd.	4,472,179	14,807
*	Shapir Engineering & Industry Ltd.	1,993,838	14,799

		Shares	Market Value ($000)
	Menora Mivtachim Holdings Ltd.	316,744	14,721
*	Bet Shemesh Engines Holdings 1997 Ltd.	125,354	14,614
	Tel Aviv Stock Exchange Ltd.	1,282,142	14,534
	Reit 1 Ltd.	2,709,404	14,418
*	OPC Energy Ltd.	1,660,178	14,253
	Strauss Group Ltd.	702,758	14,206
*	Airport City Ltd.	820,828	13,853
	Hilan Ltd.	219,418	13,757
*	Equital Ltd.	340,611	13,700
	FIBI Holdings Ltd.	242,290	13,694
*	Partner Communications Co. Ltd.	1,892,790	13,218
*	Fattal Holdings 1998 Ltd.	91,768	12,818
	Next Vision Stabilized Systems Ltd.	670,152	12,446
	Formula Systems 1985 Ltd.	134,065	12,332
	YH Dimri Construction & Development Ltd.	121,734	12,063
	Isracard Ltd.	2,610,579	12,021
	Energix-Renewable Energies Ltd.	3,620,907	11,797
	Sapiens International Corp. NV	427,887	11,534
	One Software Technologies Ltd.	633,412	11,511
	Migdal Insurance & Financial Holdings Ltd.	5,592,767	11,496
	Matrix IT Ltd.	452,541	11,135
	Mega Or Holdings Ltd.	324,415	10,604
	Oil Refineries Ltd.	32,922,991	9,722
*	Cellcom Israel Ltd.	1,476,150	9,705
	Israel Canada T.R Ltd.	2,162,920	9,502
	Summit Real Estate Holdings Ltd.	582,068	9,416
*	Ashtrom Group Ltd.	533,295	9,198
	Fox Wizel Ltd.	110,254	9,120
	Kenon Holdings Ltd.	292,997	8,968
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	109,930	8,231
	Delta Galil Ltd.	144,097	8,175
	Sella Capital Real Estate Ltd.	3,063,535	8,046
	Danel Adir Yeoshua Ltd.	68,572	7,959
*	OY Nofar Energy Ltd.	289,348	7,110
	Gav-Yam Lands Corp. Ltd.	818,033	7,019
*	Delek Automotive Systems Ltd.	685,378	5,984
*	Perion Network Ltd.	664,622	5,859
*	Priortech Ltd.	111,819	5,624
	Elco Ltd.	124,961	5,603
	G City Ltd.	1,252,848	4,694
	IDI Insurance Co. Ltd.	104,077	4,328
*	Kamada Ltd.	581,664	3,956
	AudioCodes Ltd.	348,861	3,578
*	AFI Properties Ltd.	65,541	3,263
	Aura Investments Ltd.	125,117	819
			2,488,187
Italy (1.8%)
	UniCredit SpA	22,004,084	1,010,499
	Intesa Sanpaolo SpA	220,544,396	954,589
[1]	Enel SpA	109,006,456	774,784
	Ferrari NV	1,646,754	706,514
	Generali	17,296,952	547,682
	Eni SpA	30,116,418	423,992
	Stellantis NV	29,255,409	390,615
	Prysmian SpA	4,052,933	281,918
	Moncler SpA	3,182,399	201,455
	Banco BPM SpA	21,125,240	185,695
	Leonardo SpA	5,622,436	175,654
	Terna - Rete Elettrica Nazionale	19,769,788	163,079
	FinecoBank Banca Fineco SpA	8,570,782	162,718
[1]	Snam SpA	31,894,616	147,495
	Mediobanca Banca di Credito Finanziario SpA	7,607,416	124,361
	Tenaris SA	6,150,843	116,246
	BPER Banca SpA	14,783,350	100,707
[2]	Poste Italiane SpA	6,350,365	96,371
[1]	Banca Monte dei Paschi di Siena SpA	13,841,443	88,685
	Recordati Industria Chimica e Farmaceutica SpA	1,364,568	82,917
	Unipol Assicurazioni SpA	5,391,902	73,064
	Brunello Cucinelli SpA	473,924	60,930

		Shares	Market Value ($000)
*,1,2	Nexi SpA	11,070,525	56,220
	Interpump Group SpA	1,123,026	52,981
	Reply SpA	314,803	51,891
[2]	Infrastrutture Wireless Italiane SpA	4,893,804	50,879
	A2A SpA	21,511,272	50,802
	Buzzi SpA	1,188,652	48,692
	Amplifon SpA	1,814,323	48,486
	Banca Popolare di Sondrio SPA	5,055,214	46,679
*	Saipem SpA	18,367,973	44,821
	Hera SpA	12,059,331	44,099
	Italgas SpA	6,894,029	41,185
	Banca Mediolanum SpA	2,997,053	40,238
	Azimut Holding SpA	1,503,440	39,309
*,1	Telecom Italia SpA (Registered)	141,799,792	38,922
[1]	Davide Campari-Milano NV	6,742,801	38,900
	Banca Generali SpA	751,113	37,611
	De' Longhi SpA	968,695	34,058
	Iveco Group NV	2,761,988	33,617
[2]	Pirelli & C SpA	5,306,480	31,932
	DiaSorin SpA	297,590	31,874
	Lottomatica Group SpA	2,044,908	31,296
	Maire SpA	2,221,157	21,870
[2]	Technogym SpA	1,870,782	21,762
[2]	BFF Bank SpA	2,494,735	21,390
*	Telecom Italia SpA (Bearer)	65,132,928	20,797
	SOL SpA	511,387	20,765
	Webuild SpA	6,670,283	20,315
[2]	Anima Holding SpA	2,954,037	20,269
	Brembo NV	2,014,928	19,617
	Iren SpA	9,030,306	19,543
	ERG SpA	770,987	15,625
[2]	Carel Industries SpA	732,912	14,614
*	Technoprobe SpA	2,282,917	14,378
	MFE-MediaForEurope NV Class A	3,918,557	12,744
[2]	Enav SpA	3,542,090	12,672
	Credito Emiliano SpA	999,296	11,732
	ACEA SpA	600,535	11,490
	Intercos SpA	705,564	10,451
	Danieli & C Officine Meccaniche SpA	501,671	10,115
	Tamburi Investment Partners SpA	1,112,246	9,764
*	Fincantieri SpA	1,196,493	9,301
	Moltiply Group SpA	219,500	8,813
	Sanlorenzo SpA	214,024	7,900
[2]	RAI Way SpA	1,304,937	7,763
	Cementir Holding NV	610,799	7,419
	Banca IFIS SpA	336,958	7,394
[1]	Sesa SpA	102,681	7,247
[1]	Salvatore Ferragamo SpA	905,199	7,210
	Italmobiliare SpA	195,623	5,450
[1]	Piaggio & C SpA	2,331,737	5,205
	Ariston Holding NV	1,424,802	5,089
*,1	Juventus Football Club SpA	1,927,872	4,919
*,2	GVS SpA	960,937	4,876
[1]	Zignago Vetro SpA	437,685	4,756
	Danieli & C Officine Meccaniche SpA Saving Shares	163,959	4,279
[1]	MARR SpA	409,075	4,265
	El.En. SpA	373,946	4,218
	Arnoldo Mondadori Editore SpA	1,713,256	3,908
	MFE-MediaForEurope NV Class B	681,315	3,016
	Tinexta SpA	253,782	2,128
	Rizzoli Corriere Della Sera Mediagroup SpA	1,606,890	1,510
[1]	Alerion Cleanpower SpA	86,403	1,366
	Tenaris SA ADR	7	—
*,3	Gemina SpA	315,232	—
			8,192,407
Japan (15.6%)
	Toyota Motor Corp.	162,539,213	3,083,291
	Mitsubishi UFJ Financial Group Inc.	158,957,016	2,010,233
	Sony Group Corp.	84,264,955	1,859,672

	Shares	Market Value ($000)
Hitachi Ltd.	62,226,240	1,564,395
Recruit Holdings Co. Ltd.	19,871,659	1,386,887
Sumitomo Mitsui Financial Group Inc.	52,298,879	1,288,807
Keyence Corp.	2,576,888	1,109,888
Tokyo Electron Ltd.	6,168,177	1,040,473
Mizuho Financial Group Inc.	35,598,422	980,232
Nintendo Co. Ltd.	14,619,894	959,134
SoftBank Group Corp.	14,330,365	876,039
ITOCHU Corp.	19,005,188	875,076
Tokio Marine Holdings Inc.	26,379,289	870,078
Fast Retailing Co. Ltd.	2,534,508	834,759
Mitsubishi Corp.	52,149,534	831,745
Shin-Etsu Chemical Co. Ltd.	26,750,045	829,311
Mitsui & Co. Ltd.	40,077,002	793,204
Daiichi Sankyo Co. Ltd.	25,974,421	724,178
KDDI Corp.	21,044,233	701,110
Hoya Corp.	4,924,135	661,242
Mitsubishi Heavy Industries Ltd.	44,910,190	657,272
Honda Motor Co. Ltd.	64,447,221	610,003
Takeda Pharmaceutical Co. Ltd.	21,753,846	585,179
Advantest Corp.	10,369,904	573,323
Seven & i Holdings Co. Ltd.	32,051,343	511,660
SoftBank Corp.	383,617,840	493,433
Fujitsu Ltd.	24,858,230	480,752
Daikin Industries Ltd.	3,938,745	462,650
Mitsubishi Electric Corp.	27,038,095	443,180
Canon Inc.	12,612,587	406,490
Japan Tobacco Inc.	15,481,133	394,395
Chugai Pharmaceutical Co. Ltd.	9,129,350	393,612
FANUC Corp.	13,158,800	392,025
Nippon Telegraph & Telephone Corp.	393,682,675	387,561
Disco Corp.	1,312,686	379,922
Komatsu Ltd.	12,557,974	378,790
Terumo Corp.	20,035,334	376,142
MS&AD Insurance Group Holdings Inc.	18,075,830	374,783
Sompo Holdings Inc.	13,421,127	374,262
Murata Manufacturing Co. Ltd.	23,603,145	370,824
Denso Corp.	25,988,964	359,648
Sumitomo Corp.	16,488,252	357,469
FUJIFILM Holdings Corp.	16,179,786	356,458
Mitsui Fudosan Co. Ltd.	38,606,404	348,453
Oriental Land Co. Ltd.	15,295,195	343,746
NEC Corp.	3,433,056	340,487
Dai-ichi Life Holdings Inc.	12,342,402	337,012
Otsuka Holdings Co. Ltd.	6,408,905	334,655
Marubeni Corp.	22,219,294	330,347
ORIX Corp.	15,338,869	324,000
TDK Corp.	26,353,560	318,544
Panasonic Holdings Corp.	30,697,227	313,226
Renesas Electronics Corp.	22,880,406	306,471
Suzuki Motor Corp.	25,190,624	301,436
SMC Corp.	775,531	293,450
Bridgestone Corp.	7,865,835	282,155
Japan Post Holdings Co. Ltd.	26,493,589	276,699
Ajinomoto Co. Inc.	6,753,687	270,738
East Japan Railway Co.	15,129,785	269,361
Nomura Holdings Inc.	41,220,421	267,990
Nippon Steel Corp.	12,661,050	262,830
Daiwa House Industry Co. Ltd.	8,306,385	261,682
Aeon Co. Ltd.	10,767,491	260,867
Kao Corp.	6,368,483	252,525
Nidec Corp.	14,497,636	250,397
Sumitomo Mitsui Trust Group Inc.	9,827,776	247,123
Astellas Pharma Inc.	25,161,761	243,919
Mitsubishi Estate Co. Ltd.	16,522,133	240,083
Olympus Corp.	15,769,101	239,312
Central Japan Railway Co.	12,715,820	235,838
Resona Holdings Inc.	30,897,412	229,334
Bandai Namco Holdings Inc.	9,022,494	223,794
Asahi Group Holdings Ltd.	20,219,962	219,009

		Shares	Market Value ($000)
	Japan Post Bank Co. Ltd.	20,262,124	209,590
	Sumitomo Realty & Development Co. Ltd.	5,944,019	205,386
	Nomura Research Institute Ltd.	5,851,450	197,704
	Sumitomo Electric Industries Ltd.	10,549,326	197,084
	ENEOS Holdings Inc.	38,833,796	195,230
	Asics Corp.	8,553,104	190,650
	Kyocera Corp.	18,334,904	190,313
	Secom Co. Ltd.	5,638,442	189,740
	Nippon Yusen KK	6,036,681	189,452
	Toyota Industries Corp.	2,215,823	184,882
[1]	Sekisui House Ltd.	7,626,112	175,271
	Nitto Denko Corp.	9,821,855	174,232
	Shimano Inc.	1,214,494	170,425
[1]	Mitsui OSK Lines Ltd.	4,737,580	160,996
	Kubota Corp.	12,794,453	160,485
	Shionogi & Co. Ltd.	10,759,664	158,211
	Toyota Tsusho Corp.	9,366,599	158,199
	Sysmex Corp.	8,259,610	157,885
	NTT Data Group Corp.	8,129,201	157,760
	Pan Pacific International Holdings Corp.	5,613,730	156,294
	Japan Exchange Group Inc.	14,580,742	154,063
	Fujikura Ltd.	3,706,711	149,189
	Toray Industries Inc.	21,260,361	147,525
	Subaru Corp.	8,190,753	142,678
	Kansai Electric Power Co. Inc.	12,802,515	141,247
	Inpex Corp.	11,702,994	139,664
	T&D Holdings Inc.	7,338,691	139,617
	Kirin Holdings Co. Ltd.	10,946,842	138,520
	Obic Co. Ltd.	4,636,035	138,456
	Daiwa Securities Group Inc.	18,886,558	136,723
	Tokyo Gas Co. Ltd.	4,812,054	136,127
	Unicharm Corp.	17,145,903	133,906
	Kikkoman Corp.	12,676,585	132,676
	Nitori Holdings Co. Ltd.	1,107,193	129,657
	Obayashi Corp.	9,398,595	126,224
	Lasertec Corp.	1,201,417	124,952
	Konami Group Corp.	1,331,880	122,604
*	Rakuten Group Inc.	19,518,859	122,562
	Asahi Kasei Corp.	17,415,636	118,281
	West Japan Railway Co.	6,321,328	116,284
	Capcom Co. Ltd.	4,954,324	113,118
	Eisai Co. Ltd.	3,802,723	112,645
	Kajima Corp.	6,282,804	111,715
	Idemitsu Kosan Co. Ltd.	16,689,590	111,389
	SBI Holdings Inc.	3,780,500	108,980
*	Trend Micro Inc.	1,833,012	108,588
	Isuzu Motors Ltd.	8,014,666	107,752
	IHI Corp.	1,788,060	106,977
	Ebara Corp.	6,407,600	105,547
	TOPPAN Holdings Inc.	3,750,048	105,253
	Yaskawa Electric Corp.	3,607,874	104,748
	Yamaha Motor Co. Ltd.	12,423,106	103,927
	Shimadzu Corp.	3,574,828	103,702
	LY Corp.	35,047,087	102,370
	Osaka Gas Co. Ltd.	5,144,691	101,148
	Makita Corp.	3,387,735	100,184
	Daifuku Co. Ltd.	4,841,514	99,369
	Taisei Corp.	2,325,600	97,565
	Chubu Electric Power Co. Inc.	9,233,840	96,197
	JFE Holdings Inc.	8,310,333	96,104
	Sanrio Co. Ltd.	2,497,515	93,196
	Kawasaki Heavy Industries Ltd.	2,042,066	92,235
	Sekisui Chemical Co. Ltd.	5,529,119	91,632
	Shiseido Co. Ltd.	5,451,340	91,547
	Mitsubishi Chemical Group Corp.	17,890,291	91,378
	Dai Nippon Printing Co. Ltd.	6,094,726	90,076
	Ricoh Co. Ltd.	7,792,867	89,371
	Ryohin Keikaku Co. Ltd.	3,323,333	88,058
	Concordia Financial Group Ltd.	15,070,919	87,508
	Daito Trust Construction Co. Ltd.	807,117	86,485

		Shares	Market Value ($000)
	Nippon Paint Holdings Co. Ltd.	13,706,907	86,371
	Toyo Suisan Kaisha Ltd.	1,327,398	85,771
	Nippon Building Fund Inc.	107,172	85,293
	Isetan Mitsukoshi Holdings Ltd.	4,929,437	85,187
	Sanwa Holdings Corp.	2,702,762	84,591
	Omron Corp.	2,540,961	83,825
	MINEBEA MITSUMI Inc.	5,216,580	83,719
	Fuji Electric Co. Ltd.	1,753,737	83,557
	Dentsu Group Inc.	3,530,255	81,785
[1]	Nissan Motor Co. Ltd.	29,836,550	81,645
	Niterra Co. Ltd.	2,439,989	80,476
	BayCurrent Inc.	1,881,460	80,229
	Chiba Bank Ltd.	9,324,239	79,411
	SCREEN Holdings Co. Ltd.	1,137,726	79,279
	Hikari Tsushin Inc.	345,620	78,949
	Mitsubishi HC Capital Inc.	11,868,606	78,927
	Tokyu Corp.	6,801,810	77,624
	Hankyu Hanshin Holdings Inc.	3,038,418	77,311
[1]	Nexon Co. Ltd.	5,880,460	76,393
	Sumitomo Metal Mining Co. Ltd.	3,318,996	75,793
	Yakult Honsha Co. Ltd.	4,080,216	74,520
	Seiko Epson Corp.	4,104,445	74,173
	Hulic Co. Ltd.	8,391,932	73,963
	MatsukiyoCocokara & Co.	4,990,957	73,872
	Otsuka Corp.	3,234,588	72,923
	Yokogawa Electric Corp.	3,319,878	72,875
	Aisin Corp.	6,357,736	71,916
	Nippon Sanso Holdings Corp.	2,537,391	71,860
	AGC Inc.	2,481,276	71,682
	MEIJI Holdings Co. Ltd.	3,559,242	71,639
[1]	Kawasaki Kisen Kaisha Ltd.	5,553,227	70,275
	Nissin Foods Holdings Co. Ltd.	3,112,041	69,585
	Zensho Holdings Co. Ltd.	1,248,569	68,881
	TIS Inc.	3,107,266	68,706
	Toho Co. Ltd.	1,518,080	68,415
	Sumitomo Forestry Co. Ltd.	1,955,920	66,865
	ZOZO Inc.	2,025,034	66,426
	Japan Real Estate Investment Corp.	93,450	65,838
	Shimizu Corp.	7,339,646	63,637
	Seibu Holdings Inc.	2,898,757	62,520
	Ono Pharmaceutical Co. Ltd.	5,997,370	62,393
	Kuraray Co. Ltd.	4,255,185	62,296
	Hoshizaki Corp.	1,671,735	61,873
	MISUMI Group Inc.	3,830,777	61,314
	Fukuoka Financial Group Inc.	2,255,322	61,210
	Sojitz Corp.	2,975,476	61,160
	Nomura Real Estate Master Fund Inc.	63,216	60,884
	Resonac Holdings Corp.	2,495,303	60,490
	Kyoto Financial Group Inc.	3,963,732	59,608
	Japan Metropolitan Fund Investment Corp.	97,820	59,549
	Mebuki Financial Group Inc.	13,158,820	58,182
	Brother Industries Ltd.	3,243,876	57,157
	MonotaRO Co. Ltd.	3,266,200	56,272
	KDX Realty Investment Corp.	56,160	56,075
	Shizuoka Financial Group Inc.	6,222,580	55,521
[1]	Keisei Electric Railway Co. Ltd.	5,791,551	55,235
	SG Holdings Co. Ltd.	5,855,596	55,186
	Suntory Beverage & Food Ltd.	1,758,931	54,637
	Mazda Motor Corp.	7,987,858	54,616
	Kintetsu Group Holdings Co. Ltd.	2,507,325	54,072
	M3 Inc.	5,943,183	53,941
	Tokyu Fudosan Holdings Corp.	8,388,890	53,862
*	Tokyo Electric Power Co. Holdings Inc.	20,475,243	53,660
	Kurita Water Industries Ltd.	1,531,308	53,334
	GLP J-REIT	64,899	53,142
	Nissan Chemical Corp.	1,762,138	53,018
	Nippon Prologis REIT Inc.	34,496	52,608
	Azbil Corp.	6,970,136	52,504
	Mitsui Chemicals Inc.	2,377,251	52,132
	Tosoh Corp.	3,885,594	51,697

		Shares	Market Value ($000)
	Kyushu Electric Power Co. Inc.	5,939,070	51,464
	Japan Post Insurance Co. Ltd.	2,635,165	51,353
	Kyowa Kirin Co. Ltd.	3,419,546	50,957
	USS Co. Ltd.	5,674,958	50,883
[1]	Nippon Express Holdings Inc.	3,077,793	49,885
	Oji Holdings Corp.	12,320,255	49,759
	TOTO Ltd.	2,017,196	49,307
	Kobe Steel Ltd.	4,623,330	49,227
	Daiwa House REIT Investment Corp.	31,255	49,178
	Kyushu Railway Co.	2,017,490	49,059
	Skylark Holdings Co. Ltd.	3,087,956	48,856
	Hirose Electric Co. Ltd.	407,058	48,657
	Tohoku Electric Power Co. Inc.	6,620,452	48,386
	Tobu Railway Co. Ltd.	2,802,679	48,233
	Credit Saison Co. Ltd.	2,004,185	47,243
	Haseko Corp.	3,557,094	46,690
	Invincible Investment Corp.	106,899	46,614
	Amada Co. Ltd.	4,457,290	46,024
	Rohto Pharmaceutical Co. Ltd.	2,714,844	46,024
	Santen Pharmaceutical Co. Ltd.	4,565,667	45,943
	Asahi Intecc Co. Ltd.	2,733,308	45,828
	Sumitomo Chemical Co. Ltd.	21,178,168	45,811
	Yamato Holdings Co. Ltd.	3,821,196	45,770
	Nikon Corp.	4,264,552	45,688
[1]	McDonald's Holdings Co. Japan Ltd.	1,210,900	45,660
	NH Foods Ltd.	1,391,115	45,405
	SCSK Corp.	2,032,696	45,006
	Kobe Bussan Co. Ltd.	1,978,662	44,964
	J Front Retailing Co. Ltd.	3,207,606	44,942
	Sega Sammy Holdings Inc.	2,305,610	44,625
	Mitsubishi Gas Chemical Co. Inc.	2,547,587	44,522
	Ibiden Co. Ltd.	1,513,262	44,373
	Square Enix Holdings Co. Ltd.	1,087,623	44,085
[1]	Hamamatsu Photonics KK	3,555,032	43,874
	NGK Insulators Ltd.	3,416,452	43,841
	CyberAgent Inc.	5,840,617	43,485
	Rohm Co. Ltd.	4,521,812	43,064
	Tokyo Tatemono Co. Ltd.	2,746,939	42,361
	Odakyu Electric Railway Co. Ltd.	4,430,167	42,020
	Marui Group Co. Ltd.	2,513,996	41,891
	Oracle Corp. Japan	455,522	41,585
	THK Co. Ltd.	1,678,808	41,410
	Yokohama Rubber Co. Ltd.	1,839,127	41,406
	Medipal Holdings Corp.	2,746,670	41,295
	ANA Holdings Inc.	2,200,793	41,285
	Lixil Corp.	3,650,126	41,085
	Orix JREIT Inc.	36,742	40,768
	Sapporo Holdings Ltd.	877,848	40,722
	Keio Corp.	1,607,406	40,664
	Nisshin Seifun Group Inc.	3,591,492	40,389
	NOF Corp.	3,032,646	40,348
	Iyogin Holdings Inc.	3,794,325	40,245
	United Urban Investment Corp.	41,418	40,112
	Nomura Real Estate Holdings Inc.	1,505,376	40,011
	Taiheiyo Cement Corp.	1,585,974	39,943
	Fujitec Co. Ltd.	1,044,919	39,776
	Hachijuni Bank Ltd.	6,066,887	39,705
	Furukawa Electric Co. Ltd.	855,880	39,136
	Socionext Inc.	2,512,645	38,939
	Persol Holdings Co. Ltd.	25,093,800	38,231
	Yamaha Corp.	5,380,787	38,055
	Tomy Co. Ltd.	1,232,231	37,973
	Cosmo Energy Holdings Co. Ltd.	874,898	37,776
	Sohgo Security Services Co. Ltd.	5,596,905	37,598
	Koito Manufacturing Co. Ltd.	2,834,016	37,266
*	Rakuten Bank Ltd.	1,197,800	36,768
	Nichirei Corp.	1,433,993	36,434
	Electric Power Development Co. Ltd.	2,301,400	36,306
	Lion Corp.	3,326,284	35,610
	Hitachi Construction Machinery Co. Ltd.	1,485,280	35,565

		Shares	Market Value ($000)
	Open House Group Co. Ltd.	1,070,943	35,034
	Gunma Bank Ltd.	4,867,158	34,948
	Shimamura Co. Ltd.	613,346	34,900
	Tsuruha Holdings Inc.	570,057	34,889
	Kinden Corp.	1,699,805	34,771
*,1	Shinko Electric Industries Co. Ltd.	918,685	34,640
[1]	Advance Residence Investment Corp.	37,446	34,465
	Food & Life Cos. Ltd.	1,539,714	34,444
	SUMCO Corp.	4,656,526	34,379
	Tokyo Ohka Kogyo Co. Ltd.	1,527,373	34,032
	Fuji Soft Inc.	533,754	33,940
	Tokyo Century Corp.	3,495,744	33,834
	Horiba Ltd.	537,200	33,668
	Japan Airlines Co. Ltd.	2,038,789	33,452
	Rinnai Corp.	1,511,714	33,323
	Suzuken Co. Ltd.	1,065,157	33,247
	Japan Hotel REIT Investment Corp.	70,964	32,862
	Toyo Seikan Group Holdings Ltd.	2,156,620	32,745
	Miura Co. Ltd.	1,343,044	32,364
	Yamazaki Baking Co. Ltd.	1,797,814	32,327
	COMSYS Holdings Corp.	1,550,276	32,213
	Takasago Thermal Engineering Co. Ltd.	818,983	31,898
	Sumitomo Heavy Industries Ltd.	1,540,914	31,755
[1]	Takashimaya Co. Ltd.	3,716,918	31,556
	Mitsubishi Logistics Corp.	4,391,075	31,370
	Japan Airport Terminal Co. Ltd.	955,794	31,042
	Japan Steel Works Ltd.	877,228	31,026
	Air Water Inc.	2,480,553	30,927
	Iwatani Corp.	2,819,192	30,871
	BIPROGY Inc.	995,148	30,749
	Sankyo Co. Ltd.	2,288,690	30,689
	Toho Gas Co. Ltd.	1,220,096	30,624
	Stanley Electric Co. Ltd.	1,833,337	30,582
	Coca-Cola Bottlers Japan Holdings Inc.	1,961,515	30,520
	Kobayashi Pharmaceutical Co. Ltd.	818,601	30,517
	Hirogin Holdings Inc.	3,830,343	30,456
	Nagoya Railroad Co. Ltd.	2,722,133	30,373
	Keikyu Corp.	3,460,629	30,338
	77 Bank Ltd.	987,716	30,305
	GMO Payment Gateway Inc.	573,961	30,257
[1]	Aozora Bank Ltd.	1,956,945	30,205
	Daicel Corp.	3,375,225	29,866
	Sekisui House REIT Inc.	58,387	29,848
	Yamaguchi Financial Group Inc.	2,676,558	29,828
	TechnoPro Holdings Inc.	1,490,161	29,744
	Keihan Holdings Co. Ltd.	1,375,849	29,630
	Sumitomo Rubber Industries Ltd.	2,530,363	29,497
	EXEO Group Inc.	2,694,460	29,419
	Alfresa Holdings Corp.	2,144,982	29,363
	Nihon Kohden Corp.	2,054,372	29,325
	Iida Group Holdings Co. Ltd.	1,934,204	29,297
	Kansai Paint Co. Ltd.	2,148,592	29,118
	Kewpie Corp.	1,466,405	28,496
	Dexerials Corp.	2,176,028	28,357
	Nabtesco Corp.	1,578,454	28,225
	DMG Mori Co. Ltd.	1,745,018	28,147
	Japan Prime Realty Investment Corp.	12,768	28,118
	Internet Initiative Japan Inc.	1,494,551	27,912
	Mitsui Fudosan Logistics Park Inc.	42,225	27,772
	Mitsubishi Materials Corp.	1,762,732	27,667
	Alps Alpine Co. Ltd.	2,759,115	27,590
	Kamigumi Co. Ltd.	1,263,524	27,528
	Maruwa Co. Ltd.	111,993	27,420
	NHK Spring Co. Ltd.	2,126,911	27,109
	Topcon Corp.	1,447,192	27,090
	Nifco Inc.	1,121,305	26,798
	Ulvac Inc.	680,524	26,764
	Nishi-Nippon Financial Holdings Inc.	1,949,472	26,749
	Tsumura & Co.	907,776	26,727
	Seino Holdings Co. Ltd.	1,766,188	26,662

		Shares	Market Value ($000)
	Zenkoku Hosho Co. Ltd.	744,657	26,419
	Nagase & Co. Ltd.	1,402,936	26,351
	Kyushu Financial Group Inc.	5,173,686	26,171
	Kadokawa Corp.	1,234,240	26,114
	Goldwin Inc.	492,698	25,988
	Mitsubishi Motors Corp.	8,737,150	25,916
	ADEKA Corp.	1,375,916	25,643
[1]	Kokusai Electric Corp.	1,655,700	25,568
	NSK Ltd.	5,874,263	25,499
	Koei Tecmo Holdings Co. Ltd.	2,032,307	25,366
	Nichias Corp.	771,485	25,251
	Konica Minolta Inc.	6,236,288	25,244
	Sundrug Co. Ltd.	932,460	25,235
	DIC Corp.	1,160,910	25,148
	Chugin Financial Group Inc.	2,285,979	25,095
	Nankai Electric Railway Co. Ltd.	1,513,412	25,062
	JGC Holdings Corp.	2,980,127	25,021
	Sankyu Inc.	698,799	24,958
	JTEKT Corp.	3,156,566	24,813
	Tokyo Seimitsu Co. Ltd.	523,739	24,797
	Kakaku.com Inc.	1,574,186	24,653
	Hisamitsu Pharmaceutical Co. Inc.	854,294	24,493
	Hakuhodo DY Holdings Inc.	3,264,362	24,236
[1]	Industrial & Infrastructure Fund Investment Corp.	32,369	24,174
	LaSalle Logiport REIT	26,136	24,153
	Nippon Accommodations Fund Inc.	6,420	24,144
	Taiyo Yuden Co. Ltd.	1,721,545	24,069
	Daiwabo Holdings Co. Ltd.	1,227,283	23,885
	Kagome Co. Ltd.	1,274,774	23,883
	Amano Corp.	907,382	23,735
	Casio Computer Co. Ltd.	2,849,415	23,690
	Chugoku Electric Power Co. Inc.	4,253,354	23,690
	Park24 Co. Ltd.	1,778,729	23,486
	Toyo Tire Corp.	1,426,305	23,445
	JVCKenwood Corp.	2,022,956	23,442
	Nikkon Holdings Co. Ltd.	1,608,352	23,405
	Yamada Holdings Co. Ltd.	7,957,278	23,364
	Kyudenko Corp.	682,511	23,168
	Kandenko Co. Ltd.	1,447,195	23,163
	Yamato Kogyo Co. Ltd.	465,125	23,017
	Kokuyo Co. Ltd.	1,323,633	23,006
	Cosmos Pharmaceutical Corp.	490,846	22,973
	ABC-Mart Inc.	1,094,143	22,837
	Mitsui Mining & Smelting Co. Ltd.	771,972	22,760
	Makino Milling Machine Co. Ltd.	304,529	22,750
	Zeon Corp.	2,444,431	22,724
	NS Solutions Corp.	882,912	22,458
	Nippon Electric Glass Co. Ltd.	1,044,626	22,440
	Macnica Holdings Inc.	1,905,724	22,368
	Daishi Hokuetsu Financial Group Inc.	1,151,784	22,256
	Teijin Ltd.	2,578,213	21,992
	Jeol Ltd.	593,442	21,872
[1]	Bic Camera Inc.	2,003,412	21,562
	Round One Corp.	2,551,266	21,532
	Sugi Holdings Co. Ltd.	1,235,427	21,485
[1]	Japan Logistics Fund Inc.	36,996	21,424
	Toho Holdings Co. Ltd.	769,651	21,278
	Sumitomo Bakelite Co. Ltd.	883,214	21,269
	Hokuhoku Financial Group Inc.	1,559,715	21,215
	Sawai Group Holdings Co. Ltd.	1,640,521	21,189
	Nippon Gas Co. Ltd.	1,510,218	21,177
	Canon Marketing Japan Inc.	643,994	21,150
	Ezaki Glico Co. Ltd.	699,272	21,083
	Nissui Corp.	3,822,395	21,062
	Activia Properties Inc.	9,629	20,952
	Toda Corp.	3,455,157	20,916
	Takara Holdings Inc.	2,374,843	20,889
	Yaoko Co. Ltd.	356,100	20,826
	Kose Corp.	470,213	20,791
	DeNA Co. Ltd.	1,177,935	20,680

		Shares	Market Value ($000)
	NOK Corp.	1,366,457	20,675
	NSD Co. Ltd.	958,985	20,248
	Welcia Holdings Co. Ltd.	1,400,574	20,158
	INFRONEER Holdings Inc.	2,673,797	20,156
	SHO-BOND Holdings Co. Ltd.	619,195	20,065
	Nippon Shokubai Co. Ltd.	1,653,420	20,057
	GS Yuasa Corp.	1,245,874	20,030
	OBIC Business Consultants Co. Ltd.	398,295	19,966
	UBE Corp.	1,354,745	19,925
	House Foods Group Inc.	1,092,791	19,892
[1]	AEON REIT Investment Corp.	24,479	19,770
	Wacoal Holdings Corp.	566,529	19,769
*	Mercari Inc.	1,634,687	19,739
	H2O Retailing Corp.	1,321,325	19,686
	Daido Steel Co. Ltd.	2,457,645	19,573
	Fuyo General Lease Co. Ltd.	262,243	19,545
	K's Holdings Corp.	2,112,464	19,411
	Kotobuki Spirits Co. Ltd.	1,326,515	19,384
	Kanematsu Corp.	1,157,261	19,363
	Maruichi Steel Tube Ltd.	889,456	19,340
	Harmonic Drive Systems Inc.	663,535	19,061
	Resorttrust Inc.	908,836	19,051
	SWCC Corp.	390,028	19,018
	Dowa Holdings Co. Ltd.	635,945	18,939
*,1	SHIFT Inc.	2,284,070	18,839
	Calbee Inc.	986,751	18,817
	Morinaga Milk Industry Co. Ltd.	1,000,654	18,720
	Frontier Real Estate Investment Corp.	35,605	18,583
	Mabuchi Motor Co. Ltd.	1,350,236	18,543
	MEITEC Group Holdings Inc.	951,715	18,480
	Nippon Kayaku Co. Ltd.	2,254,958	18,455
	Relo Group Inc.	1,499,255	18,375
[1]	Mori Hills REIT Investment Corp.	22,631	18,307
	Organo Corp.	368,744	18,253
	Morinaga & Co. Ltd.	1,050,244	18,103
	Seven Bank Ltd.	9,076,293	18,002
	SBI Sumishin Net Bank Ltd.	588,600	17,937
	Sotetsu Holdings Inc.	1,079,648	17,885
[1]	Hokuetsu Corp.	1,898,192	17,868
	San-In Godo Bank Ltd.	2,089,043	17,856
	Fuji Corp.	1,171,726	17,694
	Ito En Ltd.	797,082	17,588
[1]	Workman Co. Ltd.	624,680	17,486
*	Money Forward Inc.	631,538	17,478
*,1	Sharp Corp.	2,904,057	17,441
	Inaba Denki Sangyo Co. Ltd.	731,779	17,430
	Rengo Co. Ltd.	3,078,271	17,399
	MIRAIT ONE Corp.	1,168,364	17,351
	Citizen Watch Co. Ltd.	2,860,246	17,331
*	PeptiDream Inc.	1,260,463	17,300
	Nippon Shinyaku Co. Ltd.	714,013	17,277
[1]	Comforia Residential REIT Inc.	9,854	17,236
	Toei Co. Ltd.	466,100	17,093
	Denka Co. Ltd.	1,198,711	17,072
*	Sansan Inc.	1,088,993	16,999
[1]	Yoshinoya Holdings Co. Ltd.	890,420	16,884
	Anritsu Corp.	1,825,371	16,776
	Shiga Bank Ltd.	564,032	16,760
	Hulic REIT Inc.	18,316	16,728
[1]	NTT UD REIT Investment Corp.	19,528	16,626
	Suruga Bank Ltd.	2,136,531	16,608
	Takeuchi Manufacturing Co. Ltd.	472,474	16,538
	Rakus Co. Ltd.	1,328,391	16,499
	Ushio Inc.	1,228,692	16,474
	Shikoku Electric Power Co. Inc.	2,147,452	16,457
	Aeon Mall Co. Ltd.	1,292,839	16,318
	Tokuyama Corp.	982,743	16,311
	Toyoda Gosei Co. Ltd.	903,503	16,148
	Mitsubishi Estate Logistics REIT Investment Corp.	6,999	16,043
*	Visional Inc.	322,635	16,005

		Shares	Market Value ($000)
	Kaneka Corp.	656,064	15,926
	Hazama Ando Corp.	2,125,961	15,900
	Japan Elevator Service Holdings Co. Ltd.	819,204	15,857
	Hanwa Co. Ltd.	512,670	15,837
	Meiko Electronics Co. Ltd.	272,512	15,828
	Kanadevia Corp.	2,299,226	15,824
	Osaka Soda Co. Ltd.	1,473,480	15,821
[1]	Colowide Co. Ltd.	1,434,457	15,781
	Nakanishi Inc.	956,254	15,774
	Daiwa Securities Living Investments Corp.	27,283	15,719
	Penta-Ocean Construction Co. Ltd.	3,705,819	15,633
	Sinfonia Technology Co. Ltd.	347,714	15,577
	Kusuri no Aoki Holdings Co. Ltd.	730,347	15,560
	Tsubakimoto Chain Co.	1,262,718	15,515
	DCM Holdings Co. Ltd.	1,696,082	15,482
	Nojima Corp.	1,024,668	15,401
	Senko Group Holdings Co. Ltd.	1,531,021	15,350
	OKUMA Corp.	676,152	15,251
	Nipro Corp.	1,623,311	15,163
	Tokai Carbon Co. Ltd.	2,722,036	15,160
	Seiko Group Corp.	439,603	15,042
	Nihon M&A Center Holdings Inc.	3,839,835	14,985
	Mitsui-Soko Holdings Co. Ltd.	302,117	14,961
	Ship Healthcare Holdings Inc.	1,085,288	14,812
	Aica Kogyo Co. Ltd.	708,660	14,787
	Nishi-Nippon Railroad Co. Ltd.	1,022,053	14,779
	Rorze Corp.	1,353,730	14,758
[1]	Toridoll Holdings Corp.	601,988	14,603
	Sangetsu Corp.	778,688	14,473
	Mizuno Corp.	259,126	14,471
	Monex Group Inc.	2,470,473	14,437
	Pigeon Corp.	1,520,995	14,414
[1]	Sun Corp.	236,200	14,321
	Toei Animation Co. Ltd.	697,600	14,274
	Mori Trust REIT Inc.	34,936	14,249
	DTS Corp.	522,273	14,245
	Juroku Financial Group Inc.	473,210	14,209
	Japan Petroleum Exploration Co. Ltd.	1,994,055	14,141
	Meidensha Corp.	552,000	14,109
	GMO internet group Inc.	793,782	14,089
	Daiwa Office Investment Corp.	7,396	14,031
	Pilot Corp.	494,213	14,017
	Yodogawa Steel Works Ltd.	381,959	13,831
	Mizuho Leasing Co. Ltd.	2,111,110	13,817
	Fujitsu General Ltd.	775,539	13,760
	Japan Excellent Inc.	16,920	13,674
[1]	Tokyu REIT Inc.	13,022	13,628
	UACJ Corp.	396,375	13,618
	Fuji Oil Holdings Inc.	626,441	13,608
	Japan Securities Finance Co. Ltd.	1,097,020	13,507
	Duskin Co. Ltd.	560,717	13,432
[1]	Kyoritsu Maintenance Co. Ltd.	677,410	13,404
	Daiseki Co. Ltd.	559,414	13,375
	CKD Corp.	821,816	13,372
	Nitto Boseki Co. Ltd.	363,066	13,345
	As One Corp.	815,974	13,339
	Hokuriku Electric Power Co.	2,387,219	13,272
	Hyakugo Bank Ltd.	3,017,710	13,229
	Acom Co. Ltd.	5,352,831	13,200
	Financial Partners Group Co. Ltd.	804,720	13,165
	Modec Inc.	640,162	13,160
[1]	Towa Corp.	996,819	13,145
	Mitsui E&S Co. Ltd.	1,294,607	13,115
	AEON Financial Service Co. Ltd.	1,613,905	13,041
	Inabata & Co. Ltd.	630,668	13,041
	PAL GROUP Holdings Co. Ltd.	591,082	13,040
	Nippon Soda Co. Ltd.	700,906	13,006
*	GungHo Online Entertainment Inc.	617,453	12,948
	Toyota Boshoku Corp.	972,136	12,903
	North Pacific Bank Ltd.	3,807,257	12,868

		Shares	Market Value ($000)
	Paramount Bed Holdings Co. Ltd.	709,486	12,813
	Toagosei Co. Ltd.	1,381,786	12,812
	Tamron Co. Ltd.	436,406	12,767
	Daiichikosho Co. Ltd.	1,094,578	12,742
	Dentsu Soken Inc.	321,287	12,707
	Nippon REIT Investment Corp.	24,207	12,701
	EDION Corp.	1,074,622	12,688
	Sanki Engineering Co. Ltd.	628,934	12,663
	Kiyo Bank Ltd.	846,172	12,592
	TS Tech Co. Ltd.	1,110,586	12,587
	SKY Perfect JSAT Holdings Inc.	2,098,808	12,575
	OSG Corp.	1,135,545	12,568
	Simplex Holdings Inc.	672,114	12,555
	Kissei Pharmaceutical Co. Ltd.	491,201	12,509
	Nishimatsu Construction Co. Ltd.	384,858	12,504
	Exedy Corp.	403,284	12,475
	Lintec Corp.	666,943	12,472
	Max Co. Ltd.	488,367	12,470
	Taiyo Holdings Co. Ltd.	463,368	12,464
	Kaken Pharmaceutical Co. Ltd.	458,560	12,455
	Hokkaido Electric Power Co. Inc.	2,446,329	12,454
	Okumura Corp.	494,238	12,433
*	Hino Motors Ltd.	3,794,876	12,411
	Daihen Corp.	271,794	12,395
	ARE Holdings Inc.	1,000,873	12,379
[1]	Create Restaurants Holdings Inc.	1,418,870	12,378
	Sumitomo Warehouse Co. Ltd.	706,216	12,306
	Taikisha Ltd.	404,695	12,181
	TBS Holdings Inc.	447,600	12,178
	Okamura Corp.	949,673	12,141
	PALTAC Corp.	433,349	12,109
	Seria Co. Ltd.	700,450	12,024
	Musashi Seimitsu Industry Co. Ltd.	609,220	11,962
	Mitsubishi Logisnext Co. Ltd.	933,589	11,957
	H.U. Group Holdings Inc.	728,404	11,931
	FP Corp.	611,600	11,920
	Tadano Ltd.	1,583,230	11,732
	Kureha Corp.	651,955	11,703
	Ain Holdings Inc.	385,270	11,625
	Heiwa Real Estate REIT Inc.	14,051	11,601
	Digital Garage Inc.	451,728	11,596
	Appier Group Inc.	1,118,500	11,562
	Arcs Co. Ltd.	663,854	11,536
	Glory Ltd.	674,209	11,461
	Fujimi Inc.	811,578	11,418
	Kumagai Gumi Co. Ltd.	461,331	11,415
	Leopalace21 Corp.	3,189,423	11,348
[1]	Star Asia Investment Corp.	33,816	11,264
	Aichi Financial Group Inc.	643,033	11,143
	Izumi Co. Ltd.	552,831	11,119
	Okasan Securities Group Inc.	2,689,521	11,116
	Heiwa Real Estate Co. Ltd.	381,591	11,110
	Tokyo Steel Manufacturing Co. Ltd.	1,101,718	11,093
	Heiwa Corp.	734,880	11,044
	Seiren Co. Ltd.	637,883	11,017
	Micronics Japan Co. Ltd.	454,260	10,999
	Takuma Co. Ltd.	1,015,115	10,988
	Ferrotec Holdings Corp.	661,800	10,964
	MIXI Inc.	528,246	10,954
	Fukuoka REIT Corp.	11,523	10,917
	Tokyo Kiraboshi Financial Group Inc.	352,783	10,910
[1]	Shochiku Co. Ltd.	138,208	10,901
	Nihon Parkerizing Co. Ltd.	1,325,898	10,812
*	Sanken Electric Co. Ltd.	274,970	10,800
	Senshu Ikeda Holdings Inc.	3,817,485	10,797
	TOKAI Holdings Corp.	1,773,119	10,792
	Hoshino Resorts REIT Inc.	7,981	10,647
	Nisshinbo Holdings Inc.	1,855,670	10,616
	JMDC Inc.	417,889	10,607
	Monogatari Corp.	491,315	10,594

		Shares	Market Value ($000)
	Saizeriya Co. Ltd.	350,435	10,479
	Sakata Seed Corp.	437,873	10,343
	Hokkoku Financial Holdings Inc.	296,492	10,332
	KYB Corp.	540,326	10,210
	Justsystems Corp.	471,920	10,203
	C Uyemura & Co. Ltd.	152,836	10,131
	JAFCO Group Co. Ltd.	691,589	10,108
	Tokai Tokyo Financial Holdings Inc.	3,088,104	10,080
	Global One Real Estate Investment Corp.	14,716	9,985
	FCC Co. Ltd.	499,353	9,969
	Megmilk Snow Brand Co. Ltd.	579,940	9,937
	Starts Corp. Inc.	400,037	9,937
	Nisshin Oillio Group Ltd.	309,622	9,935
[1]	Sakura Internet Inc.	324,900	9,845
	SMS Co. Ltd.	917,090	9,820
	NTN Corp.	6,110,503	9,788
	Katitas Co. Ltd.	698,554	9,766
	Nippn Corp.	697,905	9,761
	TKC Corp.	396,301	9,728
	Artience Co. Ltd.	488,352	9,715
[1]	Pola Orbis Holdings Inc.	1,063,293	9,675
	Open Up Group Inc.	795,519	9,664
	Sumitomo Osaka Cement Co. Ltd.	451,098	9,619
	Kato Sangyo Co. Ltd.	339,290	9,582
	Shoei Co. Ltd.	690,852	9,581
	Nanto Bank Ltd.	421,162	9,562
	Tokai Rika Co. Ltd.	647,536	9,513
	Bunka Shutter Co. Ltd.	790,683	9,510
	Riken Keiki Co. Ltd.	473,782	9,489
[1]	Namura Shipbuilding Co. Ltd.	736,200	9,453
	Joyful Honda Co. Ltd.	783,363	9,447
	Fukuyama Transporting Co. Ltd.	397,816	9,424
	Hosiden Corp.	693,826	9,404
	San-A Co. Ltd.	492,000	9,364
	Maruha Nichiro Corp.	484,827	9,348
	Nippon Television Holdings Inc.	505,900	9,339
	JINS Holdings Inc.	204,293	9,318
	Noritsu Koki Co. Ltd.	287,703	9,303
[1]	Royal Holdings Co. Ltd.	560,122	9,303
	Itoham Yonekyu Holdings Inc.	373,112	9,279
	Nishimatsuya Chain Co. Ltd.	618,501	9,269
	Chugoku Marine Paints Ltd.	606,882	9,212
*	Sumitomo Pharma Co. Ltd.	2,326,307	9,111
	Megachips Corp.	242,467	9,104
[1]	Mitsui High-Tec Inc.	1,563,105	9,083
	Musashino Bank Ltd.	433,628	9,067
	Toyo Construction Co. Ltd.	1,005,428	9,026
	Noritake Co. Ltd.	363,348	9,006
	Dai-Dan Co. Ltd.	379,162	8,989
	Aoyama Trading Co. Ltd.	635,837	8,955
	Fuji Seal International Inc.	577,814	8,887
	San-Ai Obbli Co. Ltd.	757,384	8,775
	Arata Corp.	430,354	8,771
[1]	ARCLANDS Corp.	788,649	8,734
	Aiful Corp.	4,008,861	8,726
	Japan Material Co. Ltd.	777,590	8,681
	NEC Networks & System Integration Corp.	407,500	8,677
	Awa Bank Ltd.	475,141	8,645
	Systena Corp.	3,768,052	8,615
	Funai Soken Holdings Inc.	555,100	8,613
	Jaccs Co. Ltd.	349,237	8,586
	Ohsho Food Service Corp.	460,569	8,575
[1]	Anycolor Inc.	418,400	8,555
	Bank of Nagoya Ltd.	185,109	8,549
	Nippon Light Metal Holdings Co. Ltd.	833,115	8,532
	Raito Kogyo Co. Ltd.	602,404	8,504
	Daiei Kankyo Co. Ltd.	466,000	8,501
[1]	Fuji Media Holdings Inc.	599,245	8,452
	Kanamoto Co. Ltd.	419,536	8,443
	Kaga Electronics Co. Ltd.	470,724	8,430

		Shares	Market Value ($000)
	Iino Kaiun Kaisha Ltd.	1,164,266	8,400
[1]	Kasumigaseki Capital Co. Ltd.	87,500	8,369
	Maruzen Showa Unyu Co. Ltd.	218,010	8,364
	Tocalo Co. Ltd.	716,930	8,309
	Kitz Corp.	1,092,354	8,238
	Okinawa Cellular Telephone Co.	299,983	8,237
	Ariake Japan Co. Ltd.	245,274	8,212
	Wacom Co. Ltd.	1,900,674	8,179
	Autobacs Seven Co. Ltd.	851,408	8,163
*	Medley Inc.	312,100	8,161
	U-Next Holdings Co. Ltd.	680,826	8,157
	Valor Holdings Co. Ltd.	579,747	8,149
	MOS Food Services Inc.	359,873	8,142
	Mitsubishi Pencil Co. Ltd.	568,529	8,128
	Ichigo Office REIT Investment Corp.	15,163	8,100
	Token Corp.	100,715	8,058
	Toyobo Co. Ltd.	1,272,586	8,045
	Konoike Transport Co. Ltd.	394,232	8,023
	Japan Aviation Electronics Industry Ltd.	442,758	8,015
	CRE Logistics REIT Inc.	8,264	8,010
	Mani Inc.	859,986	8,001
	Hyakujushi Bank Ltd.	341,846	7,982
	YAMABIKO Corp.	450,448	7,929
	Adastria Co. Ltd.	370,701	7,922
[1]	Tri Chemical Laboratories Inc.	379,926	7,899
	Komeri Co. Ltd.	403,099	7,893
	Kurabo Industries Ltd.	211,434	7,889
	Premium Group Co. Ltd.	466,263	7,877
	Fuji Kyuko Co. Ltd.	526,685	7,856
	Integrated Design & Engineering Holdings Co. Ltd.	187,930	7,854
	Maeda Kosen Co. Ltd.	628,210	7,780
	Sanyo Denki Co. Ltd.	128,509	7,770
	KOMEDA Holdings Co. Ltd.	435,094	7,740
	Totetsu Kogyo Co. Ltd.	372,794	7,709
	Nippon Paper Industries Co. Ltd.	1,340,389	7,653
	MCJ Co. Ltd.	869,920	7,623
	Maxell Ltd.	589,659	7,598
	Kohnan Shoji Co. Ltd.	325,691	7,571
	Morita Holdings Corp.	527,438	7,566
	Hogy Medical Co. Ltd.	241,175	7,529
	Shibaura Machine Co. Ltd.	326,422	7,517
	Hankyu Hanshin REIT Inc.	9,060	7,476
	Yokogawa Bridge Holdings Corp.	428,374	7,440
*,1	Remixpoint Inc.	1,662,837	7,391
	Matsui Securities Co. Ltd.	1,404,097	7,387
	Nichiha Corp.	394,176	7,368
	Keiyo Bank Ltd.	1,403,966	7,366
	Mitsubishi Shokuhin Co. Ltd.	229,118	7,344
[1]	Ichibanya Co. Ltd.	1,147,285	7,340
	TOMONY Holdings Inc.	2,514,670	7,301
	JCU Corp.	314,228	7,296
	Ogaki Kyoritsu Bank Ltd.	525,020	7,251
	Aichi Steel Corp.	162,100	7,234
	Toshiba TEC Corp.	329,787	7,232
	Hiday Hidaka Corp.	377,515	7,229
	Oki Electric Industry Co. Ltd.	1,154,383	7,218
	Trusco Nakayama Corp.	541,266	7,211
	Hamakyorex Co. Ltd.	824,008	7,210
	Eizo Corp.	505,192	7,176
	Yamazen Corp.	831,818	7,164
	Gunze Ltd.	210,859	7,160
	Fukuda Denshi Co. Ltd.	164,054	7,102
	Sakata INX Corp.	645,541	7,093
	Transcosmos Inc.	340,758	7,046
	Mitsuboshi Belting Ltd.	278,250	7,045
	Yellow Hat Ltd.	399,302	7,043
	Towa Pharmaceutical Co. Ltd.	363,182	7,031
	Chudenko Corp.	336,552	7,006
*,1	Nxera Pharma Co. Ltd.	1,119,100	6,947
[1]	Heiwado Co. Ltd.	457,162	6,929

		Shares	Market Value ($000)
[1]	TSI Holdings Co. Ltd.	867,824	6,924
	Mirai Corp.	25,903	6,922
	Earth Corp.	212,734	6,916
	ZERIA Pharmaceutical Co. Ltd.	480,355	6,909
	Ai Holdings Corp.	539,550	6,907
*,1	Atom Corp.	1,626,810	6,877
	Konishi Co. Ltd.	834,272	6,865
	Mochida Pharmaceutical Co. Ltd.	316,158	6,860
	Takasago International Corp.	197,491	6,850
	Topre Corp.	559,403	6,834
	Takara Leben Real Estate Investment Corp.	11,973	6,834
	Toa Corp.	894,496	6,833
	SOSiLA Logistics REIT Inc.	9,579	6,824
	Fujita Kanko Inc.	106,808	6,823
	Central Glass Co. Ltd.	320,788	6,787
	Yonex Co. Ltd.	502,992	6,767
[1]	Nomura Micro Science Co. Ltd.	403,600	6,709
	Mitsuuroko Group Holdings Co. Ltd.	576,359	6,703
	dip Corp.	446,025	6,654
	KH Neochem Co. Ltd.	491,350	6,640
	Wakita & Co. Ltd.	571,067	6,637
	Zojirushi Corp.	610,399	6,621
	Shibuya Corp.	279,822	6,578
	Shinmaywa Industries Ltd.	754,317	6,569
	Nitto Kogyo Corp.	350,114	6,551
	Noevir Holdings Co. Ltd.	219,252	6,533
	Zacros Corp.	254,103	6,516
	Ricoh Leasing Co. Ltd.	196,312	6,487
	Japan Lifeline Co. Ltd.	705,964	6,471
	Takara Standard Co. Ltd.	596,828	6,449
	Ichigo Inc.	2,814,902	6,432
[1]	Fuji Co. Ltd.	465,749	6,419
	Japan Wool Textile Co. Ltd.	750,067	6,418
	Itochu Enex Co. Ltd.	626,642	6,413
	Nomura Co. Ltd.	1,087,887	6,407
	Kumiai Chemical Industry Co. Ltd.	1,302,956	6,368
	Yuasa Trading Co. Ltd.	223,877	6,360
	Life Corp.	273,224	6,339
	Daio Paper Corp.	1,143,174	6,336
	Argo Graphics Inc.	199,582	6,326
	Sumitomo Densetsu Co. Ltd.	196,768	6,309
	Shibaura Mechatronics Corp.	120,200	6,292
	Menicon Co. Ltd.	699,972	6,281
	Lifedrink Co. Inc.	454,060	6,268
	Daiichi Jitsugyo Co. Ltd.	375,103	6,258
	Okamoto Industries Inc.	182,770	6,250
	Nagawa Co. Ltd.	149,105	6,229
	Kyokuto Kaihatsu Kogyo Co. Ltd.	399,677	6,219
	Showa Sangyo Co. Ltd.	348,247	6,206
	United Super Markets Holdings Inc.	1,232,628	6,189
	Create SD Holdings Co. Ltd.	338,989	6,180
[1]	Tsuburaya Fields Holdings Inc.	514,942	6,168
	Pacific Industrial Co. Ltd.	625,172	6,121
	Hioki EE Corp.	122,836	6,117
	Happinet Corp.	203,390	6,112
	Riso Kagaku Corp.	673,344	6,092
	Infomart Corp.	2,915,779	6,084
	Taihei Dengyo Kaisha Ltd.	196,002	6,079
	Cybozu Inc.	344,317	6,077
	Nippon Densetsu Kogyo Co. Ltd.	458,418	6,035
	United Arrows Ltd.	355,625	6,032
	Tsurumi Manufacturing Co. Ltd.	277,178	6,013
	Aeon Delight Co. Ltd.	228,113	6,004
	ASKUL Corp.	546,816	5,994
[1]	Itoki Corp.	573,000	5,956
	Future Corp.	508,451	5,948
	PILLAR Corp.	218,045	5,945
	Ryoyo Ryosan Holdings Inc.	367,335	5,941
	Eiken Chemical Co. Ltd.	432,147	5,937
	Nohmi Bosai Ltd.	298,172	5,926

		Shares	Market Value ($000)
	Tosei Corp.	385,033	5,919
	Nichicon Corp.	836,848	5,903
	Nishio Holdings Co. Ltd.	214,682	5,902
	Idec Corp.	357,247	5,871
	Onward Holdings Co. Ltd.	1,459,325	5,844
	Nitta Corp.	250,509	5,819
	Star Micronics Co. Ltd.	462,815	5,817
	T Hasegawa Co. Ltd.	300,924	5,801
	Zuken Inc.	183,565	5,780
	Tokyotokeiba Co. Ltd.	200,222	5,775
	JBCC Holdings Inc.	186,600	5,774
	Nissan Shatai Co. Ltd.	870,583	5,773
	Senshu Electric Co. Ltd.	176,700	5,730
*,1	HIS Co. Ltd.	581,678	5,728
	Sinko Industries Ltd.	717,159	5,726
	Sumitomo Riko Co. Ltd.	490,850	5,713
	Nichiden Corp.	290,838	5,708
	Prima Meat Packers Ltd.	404,017	5,707
	Furuno Electric Co. Ltd.	334,523	5,697
	Hibiya Engineering Ltd.	230,625	5,695
	Central Automotive Products Ltd.	191,948	5,684
	AZ-COM MARUWA Holdings Inc.	769,079	5,674
	Nichireki Group Co. Ltd.	364,042	5,673
	Doutor Nichires Holdings Co. Ltd.	372,086	5,658
	Toho Bank Ltd.	2,836,223	5,657
[1]	Raksul Inc.	646,158	5,620
	Aisan Industry Co. Ltd.	457,281	5,619
	Oiles Corp.	356,539	5,605
	Elecom Co. Ltd.	582,185	5,598
	WingArc1st Inc.	253,200	5,590
	Fuso Chemical Co. Ltd.	259,029	5,582
	Yurtec Corp.	495,950	5,571
	SIGMAXYZ Holdings Inc.	922,400	5,566
	TPR Co. Ltd.	360,784	5,558
	Tsugami Corp.	515,590	5,513
	Sumitomo Mitsui Construction Co. Ltd.	2,054,018	5,510
	Nissha Co. Ltd.	526,422	5,497
[1]	Change Holdings Inc.	583,989	5,493
	Yamanashi Chuo Bank Ltd.	373,210	5,448
	Shikoku Kasei Holdings Corp.	441,185	5,443
	Kosaido Holdings Co. Ltd.	1,582,300	5,420
	Kyorin Pharmaceutical Co. Ltd.	569,808	5,400
	Milbon Co. Ltd.	262,615	5,398
[1]	Ringer Hut Co. Ltd.	367,469	5,391
	IDOM Inc.	723,171	5,373
	TRE Holdings Corp.	533,021	5,361
	Ryobi Ltd.	364,848	5,336
	Optorun Co. Ltd.	458,055	5,335
	UT Group Co. Ltd.	376,487	5,310
	Restar Corp.	328,708	5,297
	Nachi-Fujikoshi Corp.	247,426	5,280
	Torii Pharmaceutical Co. Ltd.	164,894	5,276
	NPR-RIKEN Corp.	322,578	5,269
	TechMatrix Corp.	324,113	5,258
	Belc Co. Ltd.	129,551	5,246
	Prestige International Inc.	1,161,477	5,241
	Furukawa Co. Ltd.	412,017	5,236
	Marusan Securities Co. Ltd.	800,935	5,234
*	PKSHA Technology Inc.	227,154	5,218
	One REIT Inc.	3,330	5,190
	Fukushima Galilei Co. Ltd.	303,018	5,166
[1]	DyDo Group Holdings Inc.	245,710	5,134
	Shin-Etsu Polymer Co. Ltd.	490,631	5,130
	Tokyo Electron Device Ltd.	253,452	5,114
	Sinanen Holdings Co. Ltd.	122,269	5,102
	eGuarantee Inc.	453,284	5,088
	Nikkiso Co. Ltd.	777,492	5,080
	Valqua Ltd.	241,422	5,074
	Nittetsu Mining Co. Ltd.	166,228	5,070
	Bando Chemical Industries Ltd.	414,307	5,060

		Shares	Market Value ($000)
	Sekisui Jushi Corp.	400,035	5,059
	Uchida Yoko Co. Ltd.	115,466	5,059
	Hosokawa Micron Corp.	179,848	5,020
	en Japan Inc.	387,047	5,011
	Totech Corp.	327,200	4,993
	Furuya Metal Co. Ltd.	235,500	4,992
	Toyo Tanso Co. Ltd.	195,110	4,990
	Nextage Co. Ltd.	516,439	4,985
	San ju San Financial Group Inc.	320,346	4,970
	CTI Engineering Co. Ltd.	290,800	4,970
	First Bank of Toyama Ltd.	717,362	4,969
	Japan Pulp & Paper Co. Ltd.	1,183,720	4,944
	Mitsui DM Sugar Holdings Co. Ltd.	222,854	4,936
	Digital Arts Inc.	129,078	4,924
	Sun Frontier Fudousan Co. Ltd.	380,927	4,924
	Nippon Yakin Kogyo Co. Ltd.	190,595	4,920
	Meisei Industrial Co. Ltd.	538,608	4,877
	Nippon Kanzai Holdings Co. Ltd.	282,721	4,859
	BML Inc.	264,031	4,840
[1]	Kura Sushi Inc.	271,955	4,820
	Ishihara Sangyo Kaisha Ltd.	467,186	4,819
[1]	Kisoji Co. Ltd.	344,989	4,819
	Sato Holdings Corp.	338,620	4,803
[1]	KeePer Technical Laboratory Co. Ltd.	166,796	4,786
	T-Gaia Corp.	278,737	4,768
[1]	Shoei Foods Corp.	180,252	4,766
	Noritz Corp.	435,270	4,764
	Genky DrugStores Co. Ltd.	234,446	4,738
	Nagaileben Co. Ltd.	353,088	4,733
	Asahi Yukizai Corp.	169,357	4,726
	A&D HOLON Holdings Co. Ltd.	386,500	4,721
	Optex Group Co. Ltd.	444,050	4,697
	Vital KSK Holdings Inc.	614,047	4,680
	Broadleaf Co. Ltd.	1,131,268	4,663
	TV Asahi Holdings Corp.	294,509	4,656
	Shin Nippon Air Technologies Co. Ltd.	373,428	4,620
	Piolax Inc.	306,719	4,618
	Shofu Inc.	337,036	4,618
*,1	euglena Co. Ltd.	1,726,458	4,607
	Anicom Holdings Inc.	1,096,455	4,586
	Kameda Seika Co. Ltd.	181,126	4,551
	Japan Transcity Corp.	678,586	4,542
	Nippon Signal Co. Ltd.	772,242	4,519
	Mitani Sekisan Co. Ltd.	138,100	4,518
	Komori Corp.	574,194	4,510
	Nippon Seiki Co. Ltd.	626,626	4,502
	Roland Corp.	176,739	4,501
	Tachi-S Co. Ltd.	377,270	4,488
	Yamaichi Electronics Co. Ltd.	296,899	4,445
	Tsukishima Holdings Co. Ltd.	469,077	4,435
	VT Holdings Co. Ltd.	1,309,656	4,414
	Teikoku Sen-I Co. Ltd.	287,303	4,409
	Takara Bio Inc.	662,320	4,401
[1]	Aeon Hokkaido Corp.	763,846	4,400
	Koshidaka Holdings Co. Ltd.	641,231	4,399
[1]	Ise Chemicals Corp.	25,100	4,395
	Oyo Corp.	263,920	4,387
	Okinawa Financial Group Inc.	257,071	4,385
	Torishima Pump Manufacturing Co. Ltd.	299,655	4,378
	Keihanshin Building Co. Ltd.	453,767	4,375
	Comture Corp.	312,068	4,371
	Iriso Electronics Co. Ltd.	257,338	4,366
	Matsuyafoods Holdings Co. Ltd.	110,743	4,339
	Fujibo Holdings Inc.	129,785	4,316
	Axial Retailing Inc.	750,836	4,309
	Tokai Corp.	303,357	4,299
	Orient Corp.	816,712	4,298
	AOKI Holdings Inc.	506,780	4,288
	ESPEC Corp.	254,346	4,242
	Eagle Industry Co. Ltd.	317,093	4,228

		Shares	Market Value ($000)
	I'll Inc.	255,155	4,228
	Hakuto Co. Ltd.	144,959	4,197
	Procrea Holdings Inc.	372,683	4,195
	Press Kogyo Co. Ltd.	1,148,969	4,184
	Oita Bank Ltd.	206,082	4,180
	Joshin Denki Co. Ltd.	274,014	4,173
*	Chiyoda Corp.	2,139,983	4,161
	Avex Inc.	446,097	4,144
	Miyazaki Bank Ltd.	195,822	4,130
	Goldcrest Co. Ltd.	207,188	4,119
	Strike Co. Ltd.	202,299	4,119
	Hirata Corp.	117,366	4,103
	Canon Electronics Inc.	250,032	4,094
	Mirai Industry Co. Ltd.	172,546	4,075
	Aida Engineering Ltd.	780,577	4,074
	Tamura Corp.	1,057,588	4,057
	Bank of the Ryukyus Ltd.	549,753	4,053
	Futaba Industrial Co. Ltd.	827,593	4,051
	Union Tool Co.	133,620	4,044
	Miyaji Engineering Group Inc.	321,010	4,041
	Pressance Corp.	262,631	4,035
	Mandom Corp.	508,664	4,027
	Tachibana Eletech Co. Ltd.	234,508	4,022
	Doshisha Co. Ltd.	292,743	4,011
	Sanyo Special Steel Co. Ltd.	312,404	4,011
	Tenma Corp.	221,244	4,004
	Tokyu Construction Co. Ltd.	842,630	4,003
	Kurimoto Ltd.	138,433	3,992
[1]	Computer Engineering & Consulting Ltd.	327,064	3,989
*	eRex Co. Ltd.	775,128	3,988
	Altech Corp.	249,300	3,987
	Nissin Corp.	136,769	3,984
	Riken Vitamin Co. Ltd.	261,901	3,984
	Bank of Iwate Ltd.	200,963	3,973
	S Foods Inc.	245,839	3,973
	J Trust Co. Ltd.	1,192,447	3,964
	Starzen Co. Ltd.	211,706	3,959
	Sagami Holdings Corp.	348,241	3,958
	Pack Corp.	174,168	3,957
	TOA Road Corp.	469,935	3,955
	Kamei Corp.	343,656	3,944
	Riken Technos Corp.	597,435	3,930
	Kyokuyo Co. Ltd.	147,068	3,913
	Insource Co. Ltd.	572,150	3,913
[1]	Nippon Carbon Co. Ltd.	140,561	3,896
	Sintokogio Ltd.	650,953	3,896
	Sakai Moving Service Co. Ltd.	249,568	3,878
	RS Technologies Co. Ltd.	199,146	3,871
[1]	Yamae Group Holdings Co. Ltd.	297,900	3,869
	Plus Alpha Consulting Co. Ltd.	334,274	3,857
	Mirarth Holdings Inc.	1,144,739	3,848
	SBS Holdings Inc.	242,031	3,847
[1]	Tama Home Co. Ltd.	181,552	3,843
	K&O Energy Group Inc.	181,890	3,823
[1]	Komehyo Holdings Co. Ltd.	145,700	3,823
	World Co. Ltd.	239,326	3,821
	Tonami Holdings Co. Ltd.	90,689	3,819
	Kanto Denka Kogyo Co. Ltd.	621,302	3,817
	Geo Holdings Corp.	324,820	3,814
	Oriental Shiraishi Corp.	1,498,415	3,811
*,1	M&A Research Institute Holdings Inc.	381,394	3,800
	Mars Group Holdings Corp.	185,932	3,795
[1]	Sala Corp.	712,400	3,790
	ASKA Pharmaceutical Holdings Co. Ltd.	298,959	3,786
	Bell System24 Holdings Inc.	464,874	3,783
	Hokuetsu Industries Co. Ltd.	295,700	3,780
	Starts Proceed Investment Corp.	3,333	3,770
	Curves Holdings Co. Ltd.	794,530	3,765
	Nippon Ceramic Co. Ltd.	240,256	3,763
	Nissei ASB Machine Co. Ltd.	107,573	3,748

		Shares	Market Value ($000)
	Raiznext Corp.	375,262	3,748
	Shikoku Bank Ltd.	477,185	3,743
	Vision Inc.	497,285	3,732
	Shinagawa Refractories Co. Ltd.	333,900	3,729
	MARUKA FURUSATO Corp.	246,253	3,725
[1]	Osaka Organic Chemical Industry Ltd.	212,655	3,720
	Seika Corp.	127,834	3,712
	Macromill Inc.	458,248	3,690
	METAWATER Co. Ltd.	309,443	3,679
	Obara Group Inc.	150,118	3,671
	Hokuto Corp.	311,814	3,668
	Daiwa Industries Ltd.	355,304	3,663
	Arisawa Manufacturing Co. Ltd.	393,200	3,663
	Avant Group Corp.	293,200	3,649
	ES-Con Japan Ltd.	560,865	3,640
	Anest Iwata Corp.	417,358	3,636
	Matsuya Co. Ltd.	525,337	3,632
	Kyoei Steel Ltd.	296,935	3,632
	Belluna Co. Ltd.	640,497	3,621
	Retail Partners Co. Ltd.	440,080	3,620
	Ehime Bank Ltd.	488,379	3,616
	Okinawa Electric Power Co. Inc.	624,420	3,612
	MEC Co. Ltd.	174,170	3,607
[1]	HI-LEX Corp.	361,798	3,606
	Yamagata Bank Ltd.	537,281	3,605
	Asanuma Corp.	866,300	3,594
	Weathernews Inc.	158,144	3,591
	Takamatsu Construction Group Co. Ltd.	203,164	3,588
	Katakura Industries Co. Ltd.	268,866	3,576
	Asahi Diamond Industrial Co. Ltd.	641,345	3,551
	Teikoku Electric Manufacturing Co. Ltd.	196,895	3,545
	Fukui Bank Ltd.	281,055	3,545
*,1	Oisix ra daichi Inc.	369,583	3,541
	Saibu Gas Holdings Co. Ltd.	320,597	3,534
	Tosei REIT Investment Corp.	4,256	3,525
	Unipres Corp.	498,656	3,520
	Denyo Co. Ltd.	203,700	3,519
[1]	Septeni Holdings Co. Ltd.	1,372,900	3,519
	Sanyo Chemical Industries Ltd.	137,880	3,477
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	187,821	3,476
	Krosaki Harima Corp.	216,560	3,474
	Stella Chemifa Corp.	121,524	3,471
	Alconix Corp.	354,818	3,470
[1]	Samty Residential Investment Corp.	5,772	3,470
	M&A Capital Partners Co. Ltd.	175,182	3,463
[1]	Santec Holdings Corp.	87,806	3,460
	Seikitokyu Kogyo Co. Ltd.	347,300	3,452
	NS United Kaiun Kaisha Ltd.	136,103	3,435
[1]	Japan Investment Adviser Co. Ltd.	423,400	3,434
	Aizawa Securities Group Co. Ltd.	305,889	3,431
	Shinnihon Corp.	332,280	3,425
	Iwaki Co. Ltd.	217,400	3,423
	Maezawa Kyuso Industries Co. Ltd.	399,779	3,418
[1]	Kappa Create Co. Ltd.	359,761	3,384
	Daikokutenbussan Co. Ltd.	69,433	3,375
	GLOBERIDE Inc.	273,098	3,370
	Itochu-Shokuhin Co. Ltd.	70,550	3,355
[1]	Health Care & Medical Investment Corp.	4,907	3,351
[1]	ESCON Japan REIT Investment Corp.	4,652	3,347
*,1	RENOVA Inc.	840,955	3,343
	Shizuoka Gas Co. Ltd.	515,873	3,340
	Sankei Real Estate Inc.	6,258	3,334
	JP-Holdings Inc.	792,102	3,328
	Pasona Group Inc.	257,141	3,324
[1]	Transaction Co. Ltd.	266,500	3,318
	Yondoshi Holdings Inc.	268,144	3,306
	JAC Recruitment Co. Ltd.	751,804	3,306
	G-Tekt Corp.	298,895	3,298
[1]	Sumiseki Holdings Inc.	636,400	3,294
	Yahagi Construction Co. Ltd.	330,067	3,288

		Shares	Market Value ($000)
	Siix Corp.	450,535	3,280
[1]	Tanseisha Co. Ltd.	563,532	3,266
	Ki-Star Real Estate Co. Ltd.	117,100	3,265
	J-Oil Mills Inc.	248,151	3,261
[1]	Toyo Gosei Co. Ltd.	96,534	3,252
	Chofu Seisakusho Co. Ltd.	259,286	3,226
	Xebio Holdings Co. Ltd.	397,172	3,217
	Chubu Steel Plate Co. Ltd.	215,800	3,215
	Matsuda Sangyo Co. Ltd.	159,251	3,210
	Enplas Corp.	92,893	3,196
	Akita Bank Ltd.	214,249	3,195
	Topy Industries Ltd.	238,694	3,190
	SRA Holdings	114,031	3,172
[1]	Rock Field Co. Ltd.	309,160	3,166
	Kyokuto Securities Co. Ltd.	295,695	3,162
	Yokowo Co. Ltd.	300,479	3,160
*	Istyle Inc.	940,643	3,158
	Sumitomo Seika Chemicals Co. Ltd.	105,456	3,151
[1]	PHC Holdings Corp.	470,689	3,149
	Miroku Jyoho Service Co. Ltd.	254,301	3,131
	Toenec Corp.	474,900	3,131
	Chori Co. Ltd.	140,247	3,125
	Sakai Chemical Industry Co. Ltd.	189,848	3,116
[1]	OSAKA Titanium Technologies Co. Ltd.	253,808	3,087
	gremz Inc.	205,100	3,084
*	Nippon Sheet Glass Co. Ltd.	1,264,102	3,080
	Godo Steel Ltd.	119,185	3,077
	Halows Co. Ltd.	125,293	3,075
	m-up Holdings Inc.	298,600	3,075
	JSB Co. Ltd.	149,800	3,073
[1]	Fixstars Corp.	278,115	3,072
	Aichi Corp.	332,120	3,069
	Sodick Co. Ltd.	573,043	3,055
	Hochiki Corp.	191,721	3,048
	Toho Titanium Co. Ltd.	456,586	3,048
	Yokorei Co. Ltd.	544,764	3,041
[1]	West Holdings Corp.	298,700	3,033
	Fujicco Co. Ltd.	285,097	3,031
	Ines Corp.	255,765	3,024
	KAWADA TECHNOLOGIES Inc.	173,533	3,021
	Daikyonishikawa Corp.	735,638	3,014
	Qol Holdings Co. Ltd.	318,732	3,010
	France Bed Holdings Co. Ltd.	363,384	3,003
	St. Marc Holdings Co. Ltd.	180,878	2,987
	Marudai Food Co. Ltd.	279,857	2,986
	Cawachi Ltd.	173,762	2,977
[1]	Nittoku Co. Ltd.	219,500	2,974
	Shinwa Co. Ltd.	155,776	2,970
	Gakken Holdings Co. Ltd.	440,173	2,954
	Hoosiers Holdings Co. Ltd.	439,608	2,950
	Nippon Road Co. Ltd.	249,590	2,937
*,1	SRE Holdings Corp.	135,069	2,922
[1]	Shin Nippon Biomedical Laboratories Ltd.	267,904	2,920
	Onoken Co. Ltd.	291,155	2,908
	Akatsuki Inc.	152,017	2,902
	Key Coffee Inc.	216,085	2,866
	Softcreate Holdings Corp.	193,126	2,864
	Sanyo Electric Railway Co. Ltd.	219,820	2,860
[1]	Alpen Co. Ltd.	208,002	2,857
	Chubu Shiryo Co. Ltd.	338,424	2,840
	LEC Inc.	348,890	2,840
	Imperial Hotel Ltd.	482,100	2,838
	Shibusawa Logistics Corp.	142,681	2,836
	JCR Pharmaceuticals Co. Ltd.	797,275	2,824
	Nippon Parking Development Co. Ltd.	2,062,338	2,813
	JM Holdings Co. Ltd.	181,368	2,809
	GREE Holdings Inc.	933,805	2,788
	Nippon Fine Chemical Co. Ltd.	191,500	2,781
	Neturen Co. Ltd.	431,335	2,778
	Genki Global Dining Concepts Corp.	135,783	2,765

		Shares	Market Value ($000)
	Aiphone Co. Ltd.	158,102	2,759
[1]	giftee Inc.	308,900	2,736
	Daito Pharmaceutical Co. Ltd.	204,041	2,725
	Dai Nippon Toryo Co. Ltd.	349,371	2,720
[1]	BRONCO BILLY Co. Ltd.	116,560	2,720
	Ryoden Corp.	169,000	2,718
	Cosel Co. Ltd.	408,624	2,687
	Fukuda Corp.	82,095	2,685
	Honeys Holdings Co. Ltd.	244,678	2,678
	Koa Corp.	420,898	2,668
	TOC Co. Ltd.	636,591	2,649
	Hokkaido Gas Co. Ltd.	748,025	2,635
	Nafco Co. Ltd.	214,500	2,627
	Mitsuba Corp.	462,915	2,625
	GMO Financial Holdings Inc.	574,900	2,616
	Seikagaku Corp.	510,460	2,608
	NEC Capital Solutions Ltd.	102,099	2,602
	KPP Group Holdings Co. Ltd.	605,209	2,598
*	Chiyoda Integre Co. Ltd.	138,244	2,593
	Nihon Nohyaku Co. Ltd.	531,073	2,588
	Sumida Corp.	441,394	2,587
	Mitsubishi Research Institute Inc.	83,124	2,586
	Wellneo Sugar Co. Ltd.	174,161	2,583
	Daiki Aluminium Industry Co. Ltd.	378,552	2,581
	Toyo Corp.	280,950	2,567
	Daikoku Denki Co. Ltd.	137,400	2,558
	Warabeya Nichiyo Holdings Co. Ltd.	188,422	2,556
	Chiyoda Co. Ltd.	310,478	2,555
	Shinko Shoji Co. Ltd.	390,329	2,549
	Daiho Corp.	114,849	2,537
	Shima Seiki Manufacturing Ltd.	385,864	2,537
	FULLCAST Holdings Co. Ltd.	261,365	2,534
	Ichiyoshi Securities Co. Ltd.	460,586	2,533
	Nippon Thompson Co. Ltd.	765,699	2,521
	Tochigi Bank Ltd.	1,345,380	2,520
	Osaki Electric Co. Ltd.	520,309	2,519
	Zenrin Co. Ltd.	441,549	2,509
	Rheon Automatic Machinery Co. Ltd.	263,844	2,497
	Tokushu Tokai Paper Co. Ltd.	108,388	2,494
	Software Service Inc.	32,700	2,493
	Universal Entertainment Corp.	340,800	2,490
	CMK Corp.	828,954	2,453
	Okabe Co. Ltd.	516,098	2,446
	Base Co. Ltd.	126,088	2,446
	Link & Motivation Inc.	699,073	2,438
	EM Systems Co. Ltd.	472,691	2,430
	Nippon Denko Co. Ltd.	1,349,547	2,429
	MTI Ltd.	364,331	2,423
	JDC Corp.	750,309	2,402
	Mie Kotsu Group Holdings Inc.	717,819	2,387
	Sparx Group Co. Ltd.	251,531	2,375
	Toyo Kanetsu KK	93,614	2,364
	Bank of Saga Ltd.	154,367	2,322
	Management Solutions Co. Ltd.	208,738	2,307
	Osaka Steel Co. Ltd.	152,791	2,301
	FIDEA Holdings Co. Ltd.	236,338	2,295
	Proto Corp.	284,862	2,290
[1]	Carta Holdings Inc.	251,000	2,289
	JSP Corp.	165,438	2,277
	Vector Inc.	336,989	2,258
	Daido Metal Co. Ltd.	688,152	2,236
[1]	Yamashin-Filter Corp.	548,996	2,233
	Kyodo Printing Co. Ltd.	81,240	2,229
[1]	FP Partner Inc.	157,634	2,229
[1]	Fujiya Co. Ltd.	138,283	2,224
	Kenko Mayonnaise Co. Ltd.	191,385	2,220
*,1	Fujio Food Group Inc.	315,780	2,212
	Amvis Holdings Inc.	521,400	2,198
	ZIGExN Co. Ltd.	736,800	2,195
	Shinsho Corp.	55,424	2,184

		Shares	Market Value ($000)
	Chuo Spring Co. Ltd.	221,225	2,174
	Gamecard-Joyco Holdings Inc.	135,500	2,165
	Tekken Corp.	131,746	2,159
	Komatsu Matere Co. Ltd.	412,972	2,156
[1]	Okuwa Co. Ltd.	419,021	2,151
	G-7 Holdings Inc.	226,666	2,132
	Icom Inc.	117,797	2,111
*	Net Protections Holdings Inc.	676,400	2,111
*,1	Miyakoshi Holdings Inc.	268,400	2,110
[1]	Pharma Foods International Co. Ltd.	332,248	2,104
	Okura Industrial Co. Ltd.	107,758	2,097
	Fudo Tetra Corp.	148,629	2,096
	Tayca Corp.	215,080	2,096
	Nitto Kohki Co. Ltd.	139,121	2,094
	Artnature Inc.	404,295	2,092
	Riso Kyoiku Co. Ltd.	1,066,782	2,052
	Feed One Co. Ltd.	373,489	2,033
	Nippon Beet Sugar Manufacturing Co. Ltd.	132,766	2,020
[1]	Kojima Co. Ltd.	314,692	2,019
	Towa Bank Ltd.	465,921	2,011
	Kanagawa Chuo Kotsu Co. Ltd.	82,185	2,004
	Kyosan Electric Manufacturing Co. Ltd.	610,369	2,003
	Moriroku Holdings Co. Ltd.	154,090	1,999
	Marvelous Inc.	537,089	1,993
	Ichikoh Industries Ltd.	765,374	1,991
*	Pacific Metals Co. Ltd.	199,878	1,982
[1]	Taki Chemical Co. Ltd.	90,555	1,944
*	Nippon Chemi-Con Corp.	301,135	1,940
	Alpha Systems Inc.	85,628	1,937
	COLOPL Inc.	605,174	1,922
	Tomoku Co. Ltd.	126,090	1,919
	DKS Co. Ltd.	101,388	1,915
	Nichiban Co. Ltd.	141,256	1,874
	Koatsu Gas Kogyo Co. Ltd.	347,738	1,867
	Fuji Pharma Co. Ltd.	198,497	1,866
[1]	Aeon Fantasy Co. Ltd.	101,124	1,864
	V Technology Co. Ltd.	124,471	1,862
*	PIA Corp.	91,311	1,860
	Hodogaya Chemical Co. Ltd.	79,084	1,859
*	Jamco Corp.	159,891	1,836
	Giken Ltd.	190,321	1,834
	Yukiguni Maitake Co. Ltd.	243,844	1,834
	Toa Corp. (XTKS)	296,666	1,813
	ST Corp.	184,379	1,811
	Solasto Corp.	593,155	1,810
	Takaoka Toko Co. Ltd.	133,552	1,807
	Elan Corp.	378,380	1,807
	Kanaden Corp.	188,543	1,798
	Hisaka Works Ltd.	264,899	1,795
	Kintetsu Department Store Co. Ltd.	120,878	1,748
	Digital Holdings Inc.	205,480	1,745
	Central Security Patrols Co. Ltd.	93,714	1,744
*,1	TerraSky Co. Ltd.	103,065	1,742
[1]	Ministop Co. Ltd.	156,638	1,741
	Yorozu Corp.	260,310	1,722
	Advan Group Co. Ltd.	263,772	1,714
	Nihon Tokushu Toryo Co. Ltd.	202,025	1,709
	Rokko Butter Co. Ltd.	213,888	1,705
[1]	Intage Holdings Inc.	165,401	1,701
	Shindengen Electric Manufacturing Co. Ltd.	108,671	1,696
	Sankyo Seiko Co. Ltd.	428,767	1,693
	LITALICO Inc.	238,166	1,692
	Midac Holdings Co. Ltd.	158,590	1,689
	Tokyo Energy & Systems Inc.	241,520	1,686
	CTS Co. Ltd.	311,985	1,683
[1]	YA-MAN Ltd.	359,168	1,678
	Fukui Computer Holdings Inc.	89,428	1,663
	Inui Global Logistics Co. Ltd.	154,746	1,650
[1]	Studio Alice Co. Ltd.	119,687	1,644
	YAKUODO Holdings Co. Ltd.	132,538	1,641

		Shares	Market Value ($000)
	Tsubaki Nakashima Co. Ltd.	542,554	1,627
	ValueCommerce Co. Ltd.	207,007	1,607
[1]	Daisyo Corp.	222,393	1,593
	Maxvalu Tokai Co. Ltd.	75,432	1,588
	Nippon Rietec Co. Ltd.	180,002	1,577
*,1	Sourcenext Corp.	1,100,215	1,566
	Furukawa Battery Co. Ltd.	175,704	1,561
	DKK Co. Ltd.	139,794	1,532
	Pronexus Inc.	177,649	1,526
	CAC Holdings Corp.	134,644	1,526
	Tv Tokyo Holdings Corp.	73,882	1,525
	Ebase Co. Ltd.	373,436	1,506
	Fuso Pharmaceutical Industries Ltd.	95,427	1,495
	World Holdings Co. Ltd.	112,583	1,470
	Sanoh Industrial Co. Ltd.	317,394	1,468
*,1	Demae-Can Co. Ltd.	967,200	1,467
	Sankyo Tateyama Inc.	377,679	1,459
*	Gurunavi Inc.	804,000	1,446
	Hokkan Holdings Ltd.	134,503	1,431
	Arakawa Chemical Industries Ltd.	198,885	1,429
	Asahi Co. Ltd.	148,796	1,423
	Shimizu Bank Ltd.	143,879	1,391
	Nihon Chouzai Co. Ltd.	161,162	1,388
*,1	Kourakuen Corp.	205,217	1,386
	BrainPad Inc.	190,223	1,381
	Sanshin Electronics Co. Ltd.	109,705	1,378
	WATAMI Co. Ltd.	231,805	1,371
[1]	Inaba Seisakusho Co. Ltd.	124,342	1,359
	Achilles Corp.	143,974	1,356
	S-Pool Inc.	746,944	1,356
	Oro Co. Ltd.	83,683	1,332
	Futaba Corp.	425,367	1,330
	Nippon Sharyo Ltd.	91,993	1,318
	Nippon Coke & Engineering Co. Ltd.	2,120,686	1,307
*	Optim Corp.	260,869	1,292
	Nihon Trim Co. Ltd.	52,483	1,250
	Central Sports Co. Ltd.	79,194	1,236
	SBI ARUHI Corp.	215,427	1,233
	Airtrip Corp.	153,912	1,228
[1]	Kitanotatsujin Corp.	1,151,561	1,197
	Amuse Inc.	120,322	1,179
*	KNT-CT Holdings Co. Ltd.	151,843	1,171
	Nakayama Steel Works Ltd.	234,714	1,162
*,1	Japan Display Inc.	9,015,514	1,155
	FAN Communications Inc.	446,396	1,154
	Taisei Lamick Co. Ltd.	70,181	1,143
	Nisso Holdings Co. Ltd.	227,817	1,133
	Tsutsumi Jewelry Co. Ltd.	74,299	1,127
	WDB Holdings Co. Ltd.	97,999	1,091
	Taiho Kogyo Co. Ltd.	262,688	1,085
	Yushin Precision Equipment Co. Ltd.	244,760	1,084
	Iseki & Co. Ltd.	178,926	1,080
*,1	W-Scope Corp.	663,652	1,074
	LIFULL Co. Ltd.	834,555	1,070
	GMO GlobalSign Holdings KK	66,642	1,061
	Shimojima Co. Ltd.	120,803	1,026
	Kanamic Network Co. Ltd.	351,700	1,024
	Cleanup Corp.	236,910	983
	Ohara Inc.	135,380	982
	Melco Holdings Inc.	69,070	959
	Airport Facilities Co. Ltd.	239,260	916
	Atrae Inc.	190,634	912
	Corona Corp. Class A	147,372	904
*	Gunosy Inc.	205,307	849
	Japan Medical Dynamic Marketing Inc.	205,720	822
[1]	Medical Data Vision Co. Ltd.	241,683	814
	Gecoss Corp.	123,142	808
	Media Do Co. Ltd.	80,500	807
	Tosho Co. Ltd.	178,618	796
[1]	CHIMNEY Co. Ltd.	101,308	780

		Shares	Market Value ($000)
[1]	Takatori Corp.	72,000	721
	Tess Holdings Co. Ltd.	409,800	711
	Sekisui Kasei Co. Ltd.	293,806	667
*	FDK Corp.	159,222	662
[1]	Abalance Corp.	161,600	652
	Shimadaya Corp.	69,170	639
*,1	Open Door Inc.	155,953	605
	Fibergate Inc.	101,146	605
	Takamiya Co. Ltd.	211,561	559
	IR Japan Holdings Ltd.	110,950	541
	Tokyo Individualized Educational Institute Inc.	219,349	496
			69,222,872
Kuwait (0.3%)
	Kuwait Finance House KSCP	159,720,879	406,561
	National Bank of Kuwait SAKP	110,388,484	344,662
	Boubyan Bank KSCP	22,753,663	46,286
	Mobile Telecommunications Co. KSCP	31,179,946	45,692
	Gulf Bank KSCP	29,469,982	29,383
	Mabanee Co. KPSC	9,403,271	24,248
	National Industries Group Holding SAK	25,944,602	22,268
	Agility Public Warehousing Co. KSC	21,645,182	17,587
	Al Ahli Bank of Kuwait KSCP	14,935,423	14,355
	Kuwait Real Estate Co. KSC	11,988,189	12,815
	Commercial Real Estate Co. KSC	19,810,659	12,639
*	Warba Bank KSCP	16,308,600	12,463
	Boubyan Petrochemicals Co. KSCP	5,440,271	11,745
	Humansoft Holding Co. KSC	1,367,631	11,375
	Boursa Kuwait Securities Co. KPSC	1,344,936	10,633
	Gulf Cables & Electrical Industries Group Co. KSCP	1,774,133	10,413
	Burgan Bank SAK	13,502,971	9,045
	Kuwait International Bank KSCP	12,882,880	8,592
	Kuwait Telecommunications Co.	4,610,076	8,328
*	Kuwait Projects Co. Holding KSCP	26,264,973	8,244
	Salhia Real Estate Co. KSCP	5,919,942	7,919
	Integrated Holding Co. KCSC	2,410,865	4,055
*	National Real Estate Co. KPSC	15,422,762	3,981
*	Jazeera Airways Co. KSCP	1,136,931	3,498
*	Alimtiaz Investment Group KSC	14,456,879	2,923
			1,089,710
Malaysia (0.5%)
	Malayan Banking Bhd.	106,569,668	247,066
	CIMB Group Holdings Bhd.	117,021,123	210,069
	Public Bank Bhd.	208,501,415	201,393
	Tenaga Nasional Bhd.	64,389,050	196,266
	IHH Healthcare Bhd.	42,686,802	68,531
	Gamuda Bhd.	71,211,424	64,351
	Press Metal Aluminium Holdings Bhd.	51,854,988	56,784
	SD Guthrie Bhd.	51,120,069	55,470
	Petronas Gas Bhd.	13,563,712	52,245
	AMMB Holdings Bhd.	40,728,420	51,479
	MISC Bhd.	30,001,102	48,662
	Celcomdigi Bhd.	55,690,480	46,776
	Petronas Chemicals Group Bhd.	39,724,058	41,404
	RHB Bank Bhd.	28,585,069	41,214
	Hong Leong Bank Bhd.	8,740,082	39,531
	Malaysia Airports Holdings Bhd.	15,662,635	38,427
	Kuala Lumpur Kepong Bhd.	7,906,344	35,251
	IOI Corp. Bhd.	42,110,438	35,081
	Maxis Bhd.	41,469,261	32,327
	Axiata Group Bhd.	62,962,135	31,287
	Sunway Bhd.	31,466,300	30,616
	YTL Corp. Bhd.	69,353,000	29,501
	Sime Darby Bhd.	55,641,174	28,015
	PPB Group Bhd.	9,737,045	26,069
	IJM Corp. Bhd.	48,002,821	25,619
	YTL Power International Bhd.	35,735,000	24,996
	Genting Bhd.	30,077,918	24,453
	Inari Amertron Bhd.	43,134,278	24,376
[2]	MR DIY Group M Bhd.	63,233,700	23,764

		Shares	Market Value ($000)
	Telekom Malaysia Bhd.	16,046,498	23,693
	QL Resources Bhd.	22,967,446	23,512
	Dialog Group Bhd.	52,921,559	22,499
	Petronas Dagangan Bhd.	4,851,140	21,337
	Genting Malaysia Bhd.	40,050,219	19,994
*	Top Glove Corp. Bhd.	70,496,698	18,909
	Hartalega Holdings Bhd.	25,209,494	18,669
	Nestle Malaysia Bhd.	903,270	18,208
	Bursa Malaysia Bhd.	9,668,808	18,098
	Alliance Bank Malaysia Bhd.	15,426,453	17,978
	TIME dotCom Bhd.	17,248,685	17,965
	United Plantations Bhd.	2,537,100	17,415
	KPJ Healthcare Bhd.	33,772,267	17,067
	Sime Darby Property Bhd.	53,495,876	16,931
	My EG Services Bhd.	73,878,462	15,756
	Yinson Holdings Bhd.	29,944,204	15,637
	Frontken Corp. Bhd.	18,229,950	15,336
	Hong Leong Financial Group Bhd.	3,300,532	13,384
	Fraser & Neave Holdings Bhd.	2,239,608	12,768
	SP Setia Bhd. Group	37,656,678	11,353
	Heineken Malaysia Bhd.	2,078,484	11,332
	Kossan Rubber Industries Bhd.	21,281,386	10,663
	IGB REIT	21,064,900	10,251
	IOI Properties Group Bhd.	21,513,200	10,153
	VS Industry Bhd.	43,012,896	10,077
	HAP Seng Consolidated Bhd.	12,852,129	9,510
	Axis REIT	22,543,801	8,998
	Carlsberg Brewery Malaysia Bhd.	1,908,606	8,497
	Scientex Bhd.	9,029,324	8,158
	Bank Islam Malaysia Bhd.	14,435,700	7,928
*	Bumi Armada Bhd.	53,499,305	7,895
	Mah Sing Group Bhd.	23,404,900	7,417
	CTOS Digital Bhd.	25,856,900	6,888
	Pentamaster Corp. Bhd.	7,735,550	5,963
*	Greatech Technology Bhd.	13,275,600	5,939
	Malaysian Pacific Industries Bhd.	1,119,100	5,559
	MBSB Bhd.	34,198,984	5,476
*	Supermax Corp. Bhd.	21,678,543	5,191
	UEM Sunrise Bhd.	21,675,755	4,484
*	Berjaya Corp. Bhd.	58,528,190	3,989
	Bermaz Auto Bhd.	13,528,601	3,880
	D&O Green Technologies Bhd.	8,914,100	3,528
	British American Tobacco Malaysia Bhd.	2,123,069	3,415
	Sports Toto Bhd.	9,749,179	3,412
	Malaysian Resources Corp. Bhd.	30,545,901	3,410
*	UWC Bhd.	5,500,300	3,392
*	Dagang NeXchange Bhd.	39,794,900	3,241
	Padini Holdings Bhd.	7,011,667	3,127
	Velesto Energy Bhd.	68,803,212	2,926
*	Chin Hin Group Bhd.	5,663,131	2,867
	Hibiscus Petroleum Bhd.	6,965,940	2,866
	Syarikat Takaful Malaysia Keluarga Bhd.	3,497,100	2,835
*	WCT Holdings Bhd.	14,807,777	2,764
	Cahya Mata Sarawak Bhd.	10,915,070	2,581
	DRB-Hicom Bhd.	11,122,817	2,463
	FGV Holdings Bhd.	8,165,200	2,012
*	Astro Malaysia Holdings Bhd.	25,451,664	1,255
*,2	Lotte Chemical Titan Holding Bhd.	7,763,847	1,000
	Westports Holdings Bhd.	384,838	395
	ViTrox Corp. Bhd.	357,000	310
	Sunway REIT	582,325	247
*	PMB Technology Bhd.	362,165	140
			2,393,966
Mexico (0.5%)
	Grupo Financiero Banorte SAB de CV	40,429,174	279,387
	America Movil SAB de CV Class B	314,967,059	219,939
	Grupo Mexico SAB de CV Class B	44,229,386	216,835
	Fomento Economico Mexicano SAB de CV	24,485,680	208,144
	Wal-Mart de Mexico SAB de CV	72,140,300	187,017

		Shares	Market Value ($000)
	Cemex SAB de CV	193,564,700	114,895
	Grupo Aeroportuario del Pacifico SAB de CV Class B	4,942,363	91,349
	Grupo Bimbo SAB de CV Class A	30,300,100	79,559
	Grupo Aeroportuario del Sureste SAB de CV Class B	2,663,685	72,380
*	Grupo Financiero Inbursa SAB de CV	32,491,033	69,084
	Arca Continental SAB de CV	7,554,552	69,042
	Coca-Cola Femsa SAB de CV	7,376,454	57,949
	Gruma SAB de CV Class B	2,510,598	43,511
	Grupo Carso SAB de CV	7,544,400	43,252
	Fibra Uno Administracion SA de CV	39,801,549	41,257
	Prologis Property Mexico SA de CV	13,185,972	41,107
*	Industrias Penoles SAB de CV	2,623,787	37,118
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	3,812,314	35,991
	Alfa SAB de CV Class A	39,125,456	32,041
	Corp. Inmobiliaria Vesta SAB de CV	12,109,833	31,657
	Promotora y Operadora de Infraestructura SAB de CV	2,836,835	26,804
[2]	Banco del Bajio SA	11,077,637	25,296
	Qualitas Controladora SAB de CV	2,753,612	22,902
	Regional SAB de CV	3,323,766	21,715
	GCC SAB de CV	2,290,323	21,283
	Grupo Comercial Chedraui SA de CV	3,536,571	20,383
	Gentera SAB de CV	13,936,128	18,286
	Kimberly-Clark de Mexico SAB de CV Class A	11,567,341	17,294
[2]	FIBRA Macquarie Mexico	10,829,070	16,503
	Alsea SAB de CV	7,161,321	15,258
	Genomma Lab Internacional SAB de CV Class B	10,285,608	14,012
	El Puerto de Liverpool SAB de CV	2,772,758	13,889
	Grupo Televisa SAB	31,539,818	12,024
	Cemex SAB de CV ADR	1,922,143	11,398
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	12,878,912	10,907
	Grupo Aeroportuario del Pacifico SAB de CV ADR	58,499	10,843
	Bolsa Mexicana de Valores SAB de CV	6,437,641	9,907
	Orbia Advance Corp. SAB de CV	13,306,297	8,483
	Megacable Holdings SAB de CV	4,195,249	8,272
	Operadora De Sites Mexicanos SAB de CV	16,770,404	7,980
	Becle SAB de CV	7,481,756	6,633
	La Comer SAB de CV	4,052,483	6,624
*,2	Grupo Traxion SAB de CV Class A	5,392,524	4,341
	Alpek SAB de CV Class A	5,308,317	3,766
	Concentradora Fibra Danhos SA de CV	3,361,977	3,443
*,2	Nemak SAB de CV	29,415,715	3,293
	Grupo Rotoplas SAB de CV	2,711,411	2,313
	Promotora y Operadora de Infraestructura SAB de CV (XMEX)	274,087	2,074
*	Ollamani SAB	573,194	985
	Sempra	2	—
			2,318,425
Netherlands (2.5%)
	ASML Holding NV	5,525,522	4,087,576
	ING Groep NV	44,177,128	734,263
	Prosus NV	18,883,657	721,309
*,2	Adyen NV	419,630	677,332
	Wolters Kluwer NV	3,311,400	601,556
	Koninklijke Ahold Delhaize NV	13,149,409	466,138
	ASM International NV	652,489	378,563
*	Koninklijke Philips NV	11,160,347	307,604
	Universal Music Group NV	10,559,815	294,537
	Heineken NV	3,864,317	268,484
	DSM-Firmenich AG	2,425,626	247,631
	Koninklijke KPN NV	52,964,908	191,655
	NN Group NV	3,838,347	176,166
	ArcelorMittal SA	6,789,489	169,229
	BE Semiconductor Industries NV	1,092,692	139,353
	Akzo Nobel NV	2,393,630	135,953
	Exor NV	1,400,614	132,706
[2]	Euronext NV	1,104,180	128,247
	IMCD NV	801,206	125,469
[2]	ABN AMRO Bank NV	6,925,095	116,155
	Heineken Holding NV	1,823,710	109,960
	ASR Nederland NV	2,060,876	101,554

		Shares	Market Value ($000)
	Aegon Ltd.	14,330,329	93,555
*,2	CVC Capital Partners plc	2,956,933	70,013
	Randstad NV	1,496,397	64,600
	Arcadis NV	1,018,831	58,166
*	InPost SA	3,340,891	54,655
	Aalberts NV	1,356,943	47,896
	Koninklijke Vopak NV	887,092	40,718
[2]	Signify NV	1,777,412	38,368
[1]	JDE Peet's NV	2,155,877	37,655
	SBM Offshore NV	1,991,119	37,198
*,2	Just Eat Takeaway.com NV	2,610,703	31,525
[2]	CTP NV	1,618,048	26,902
	Fugro NV	1,586,382	25,322
	Allfunds Group plc	4,629,983	23,809
	Van Lanschot Kempen NV	464,127	22,836
	TKH Group NV	562,041	20,692
	Corbion NV	829,838	19,374
*,1,2	Basic-Fit NV	734,869	18,587
	OCI NV	1,553,409	17,888
	Koninklijke BAM Groep NV	3,761,806	16,515
	APERAM SA	597,958	16,502
*	Galapagos NV	682,538	15,690
	Eurocommercial Properties NV	612,358	14,946
*	Havas NV	9,384,390	14,788
	Flow Traders Ltd.	459,113	11,536
	Wereldhave NV	598,986	9,086
	NSI NV	276,354	6,270
	Sligro Food Group NV	503,953	5,541
[1]	AMG Critical Materials NV	370,399	5,375
[1]	PostNL NV	4,911,412	4,998
*,1	TomTom NV	902,279	4,765
*,1,2	Alfen NV	211,295	3,103
[1]	Brunel International NV	301,735	2,930
[2]	B&S Group Sarl	343,131	1,488
			11,194,732
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	8,084,748	171,050
	Auckland International Airport Ltd.	23,343,023	113,844
	Infratil Ltd.	13,517,100	85,431
	Contact Energy Ltd.	11,259,133	59,062
	Meridian Energy Ltd.	17,457,868	58,044
	EBOS Group Ltd.	2,195,289	49,512
	Mainfreight Ltd.	1,136,708	46,149
[1]	Spark New Zealand Ltd.	25,663,695	42,096
*	a2 Milk Co. Ltd.	10,115,636	36,634
[1]	Mercury NZ Ltd.	9,642,820	34,283
	Summerset Group Holdings Ltd.	3,285,956	24,041
*	Fletcher Building Ltd.	14,642,259	23,566
*	Ryman Healthcare Ltd.	8,359,706	20,526
	Goodman Property Trust	14,767,294	17,356
	Freightways Group Ltd.	2,379,184	14,341
	Precinct Properties Group	18,566,994	12,902
	Kiwi Property Group Ltd.	22,225,068	11,386
	Genesis Energy Ltd.	7,756,492	9,619
	SKYCITY Entertainment Group Ltd.	10,437,452	8,224
	Vector Ltd.	3,448,396	7,654
	Air New Zealand Ltd.	21,127,673	7,501
	Argosy Property Ltd.	11,562,811	6,636
	Stride Property Group	7,771,212	5,631
	Scales Corp. Ltd.	1,522,068	3,483
	SKY Network Television Ltd.	1,833,530	2,893
*	Fletcher Building Ltd. (XASX)	312,070	501
			872,365
Norway (0.5%)
	DNB Bank ASA	13,827,212	293,699
	Equinor ASA	11,483,085	276,556
	Mowi ASA	6,211,229	124,565
	Kongsberg Gruppen ASA	1,038,622	123,288
	Norsk Hydro ASA	18,096,530	106,733

		Shares	Market Value ($000)
	Telenor ASA	8,685,096	106,178
	Orkla ASA	10,695,732	99,321
	Aker BP ASA	4,289,729	89,537
	Storebrand ASA	5,910,373	69,594
	Yara International ASA	2,283,297	68,347
	Subsea 7 SA	3,314,029	54,669
	Gjensidige Forsikring ASA	2,383,882	48,882
	TOMRA Systems ASA	3,290,092	48,631
	Salmar ASA	891,029	47,108
	SpareBank 1 Sor-Norge ASA	3,271,173	46,625
	Bakkafrost P/F	712,563	40,621
	Schibsted ASA Class A	1,346,461	39,978
	Var Energi ASA	12,494,659	38,399
[1]	Frontline plc	2,001,820	35,116
	Schibsted ASA Class B	1,037,201	29,649
	SpareBank 1 SMN	1,769,165	28,540
	TGS ASA	2,733,228	27,508
*	Nordic Semiconductor ASA	2,656,264	26,675
	Protector Forsikring ASA	902,562	26,338
	Borregaard ASA	1,405,071	25,233
	Hafnia Ltd.	4,054,956	21,369
*	DOF Group ASA	2,341,831	19,663
	Leroy Seafood Group ASA	3,941,461	19,543
	Veidekke ASA	1,511,406	19,304
	Aker ASA Class A	335,681	18,014
[2]	Europris ASA	2,305,089	16,817
*	Cadeler A/S	2,979,853	15,809
	Golden Ocean Group Ltd.	1,684,296	15,618
	Hoegh Autoliners ASA	1,693,065	15,360
	Atea ASA	1,171,828	14,944
[2]	BW LPG Ltd.	1,152,990	14,561
	DNO ASA	11,929,814	13,759
*,2	AutoStore Holdings Ltd.	14,960,465	13,413
	Austevoll Seafood ASA	1,238,258	12,095
*,2	Scatec ASA	1,691,877	11,831
	Wallenius Wilhelmsen ASA	1,408,011	11,333
	FLEX LNG Ltd.	423,267	10,824
*,2	Entra ASA	1,034,735	10,711
*,2	Crayon Group Holding ASA	1,123,445	10,477
	Aker Solutions ASA	3,673,354	10,430
	MPC Container Ships ASA	5,271,770	8,546
*,2	Elkem ASA	4,076,978	8,029
	Stolt-Nielsen Ltd.	310,272	8,018
*	BLUENORD ASA	127,992	7,604
	Wilh Wilhelmsen Holding ASA Class A	180,067	6,543
*	Hexagon Composites ASA	1,924,847	6,381
	Bonheur ASA	277,534	5,985
[1]	Grieg Seafood ASA	763,180	5,042
*,1	NEL ASA	23,362,994	4,869
	BW Offshore Ltd.	1,176,477	3,303
*	BW Energy Ltd.	1,107,656	2,565
*	Aker Carbon Capture ASA	3,407,893	1,967
			2,286,517
Other (0.1%)[4]
[5]	Vanguard FTSE Emerging Markets ETF	12,737,296	565,536
Philippines (0.2%)
	International Container Terminal Services Inc.	15,303,780	91,379
	BDO Unibank Inc.	33,090,353	77,899
	SM Prime Holdings Inc.	149,244,136	59,022
	Bank of the Philippine Islands	29,501,919	58,770
	Ayala Corp.	4,458,472	41,503
	Ayala Land Inc.	103,531,200	39,393
	Metropolitan Bank & Trust Co.	25,202,013	29,878
	PLDT Inc.	1,286,565	29,444
	Manila Electric Co.	3,682,145	28,225
	Jollibee Foods Corp.	6,258,820	23,784
	Globe Telecom Inc.	449,537	16,999
	Universal Robina Corp.	12,064,470	12,550

		Shares	Market Value ($000)
	GT Capital Holdings Inc.	1,402,922	11,873
	JG Summit Holdings Inc.	41,862,952	11,567
[2]	Monde Nissin Corp.	100,170,070	11,384
	Century Pacific Food Inc.	17,080,836	10,722
	AREIT Inc.	14,843,073	10,675
	DMCI Holdings Inc.	52,912,963	9,872
	Converge Information & Communications Technology Solutions Inc.	35,161,837	9,607
	Semirara Mining & Power Corp. Class A	15,819,962	9,373
	ACEN Corp.	135,877,440	7,208
	LT Group Inc.	38,151,500	6,966
	Puregold Price Club Inc.	13,473,557	5,698
	Robinsons Land Corp.	25,851,833	5,560
	Megaworld Corp.	152,176,399	4,606
	D&L Industries Inc.	35,282,810	3,618
*	Bloomberry Resorts Corp.	58,960,840	3,457
	Wilcon Depot Inc.	19,558,408	2,810
	First Gen Corp.	5,589,768	1,622
*	Cebu Air Inc.	2,500,350	1,240
	Alliance Global Group Inc.	8,795,960	906
	DigiPlus Interactive Corp.	853,000	392
	San Miguel Corp.	249,233	278
	Aboitiz Power Corp.	372,626	254
			638,534
Poland (0.3%)
	Powszechna Kasa Oszczednosci Bank Polski SA	11,948,162	196,030
	ORLEN SA	8,072,020	106,436
	Bank Polska Kasa Opieki SA	2,470,387	96,908
	Powszechny Zaklad Ubezpieczen SA	7,854,437	96,308
*,2	Dino Polska SA	674,098	74,572
	LPP SA	17,867	72,090
	Santander Bank Polska SA	541,338	67,199
	KGHM Polska Miedz SA	1,915,160	58,723
*,2	Allegro.eu SA	7,893,538	57,929
[1]	CD Projekt SA	1,052,424	54,426
[1]	Alior Bank SA	1,301,225	30,035
*	mBank SA	178,918	27,625
*	CCC SA	638,649	26,843
	KRUK SA	245,983	25,864
	Grupa Kety SA	135,751	25,432
	Benefit Systems SA	31,738	23,269
*	Bank Millennium SA	8,497,299	21,666
	Budimex SA	179,681	21,039
	Asseco Poland SA	722,157	20,958
*	PGE Polska Grupa Energetyczna SA	12,369,155	19,851
	Orange Polska SA	9,189,142	18,004
[2]	XTB SA	913,459	14,700
*	Tauron Polska Energia SA	13,410,918	13,994
*	Enea SA	3,556,867	12,219
	Bank Handlowy w Warszawie SA	460,623	11,101
*,1,2	Pepco Group NV	2,059,559	8,695
*	Cyfrowy Polsat SA	2,023,155	7,667
	Warsaw Stock Exchange	422,061	4,304
	AmRest Holdings SE	968,921	4,067
*,1	Jastrzebska Spolka Weglowa SA	707,989	4,024
*,1	Grupa Azoty SA	650,504	3,523
			1,225,501
Portugal (0.1%)
	EDP SA	42,259,586	132,872
	Galp Energia SGPS SA	6,045,065	101,171
	Jeronimo Martins SGPS SA	3,863,676	76,157
	Banco Comercial Portugues SA	107,753,747	56,247
	EDP Renovaveis SA	4,199,923	39,294
	REN - Redes Energeticas Nacionais SGPS SA	5,308,853	13,080
	Navigator Co. SA	3,489,832	12,753
	Sonae SGPS SA	12,634,714	11,788
	NOS SGPS SA	2,747,530	9,659
	CTT-Correios de Portugal SA	1,480,695	9,032
	Altri SGPS SA	1,011,853	6,040
	Corticeira Amorim SGPS SA	602,514	5,262

		Shares	Market Value ($000)
[1]	Mota-Engil SGPS SA	1,223,398	3,634
	Semapa-Sociedade de Investimento e Gestao	200,114	3,116
			480,105
Qatar (0.2%)
	Qatar National Bank QPSC	62,415,306	286,197
	Qatar Islamic Bank QPSC	23,452,610	132,669
	Industries Qatar QSC	22,228,228	83,814
	Commercial Bank PSQC	47,343,470	59,781
	Al Rayan Bank	87,825,878	57,579
	Ooredoo QPSC	15,263,213	54,160
	Qatar International Islamic Bank QSC	16,473,914	48,147
	Qatar Gas Transport Co. Ltd.	38,403,082	45,429
	Qatar Navigation QSC	14,565,035	43,799
	Mesaieed Petrochemical Holding Co.	86,016,992	36,143
	Qatar Fuel QSC	8,175,276	34,392
	Qatar Electricity & Water Co. QSC	6,912,893	30,045
	Dukhan Bank	24,398,043	24,712
	Barwa Real Estate Co.	29,920,639	23,526
	Doha Bank QPSC	33,171,926	18,849
	Qatar Aluminum Manufacturing Co.	39,271,350	14,743
	Vodafone Qatar QSC	22,568,323	12,773
	Gulf International Services QSC	12,778,164	11,852
	United Development Co. QSC	23,971,493	7,573
*	Ezdan Holding Group QSC	21,784,843	5,899
	Al Meera Consumer Goods Co. QSC	1,402,560	5,604
			1,037,686
Romania (0.0%)
	Banca Transilvania SA	11,366,279	64,906
	OMV Petrom SA	245,624,063	37,288
	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	1,092,831	27,942
	Societatea Energetica Electrica SA	2,362,221	6,884
	Societatea Nationala Nuclearelectrica SA	732,438	6,236
*	MED Life SA	4,355,844	5,344
	One United Properties SA	37,111,112	3,274
	TTS Transport Trade Services SA	1,828,476	1,964
*	Teraplast SA	17,363,130	1,514
			155,352
Russia (0.0%)
*,3	Sberbank of Russia PJSC	131,579,417	—
*,3	Mechel PJSC ADR	691,625	—
*,3	Surgutneftegas PAO ADR	626	—
*,3	Sistema AFK PAO GDR	697	—
*,3	Novatek PJSC GDR	7,017	—
*,3	Severstal PAO GDR	543,443	—
*,3	Polyus PJSC	50,544	—
*,3	Raspadskaya OJSC	802,310	—
*,3	Mechel PJSC	1,344,496	—
*,3	Rosneft Oil Co. PJSC	15,028,017	—
*,3	Magnitogorsk Iron & Steel Works PJSC	27,346,793	—
*,3	VTB Bank PJSC	13,066,778	—
*,3	Sistema AFK PAO	38,039,921	—
*,3	Severstal PAO	1,964,967	—
*,3	Alrosa PJSC	32,391,627	—
*,3	GMK Norilskiy Nickel PAO ADR	366	—
*,3	Polyus PJSC GDR	618,167	—
*,3	Credit Bank of Moscow PJSC	170,771,500	—
*,3	Sovcomflot PJSC	2,097,559	—
*,3	Bank St. Petersburg PJSC	314,414	—
*,2,3	Segezha Group PJSC	16,822,200	—
*,3	PhosAgro PJSC GDR	8,608	—
			—
Saudi Arabia (1.2%)
	Al Rajhi Bank	27,566,959	727,055
[2]	Saudi Arabian Oil Co.	81,019,936	599,534
	Saudi National Bank	40,936,650	372,878
	ACWA Power Co.	3,029,722	330,364
	Saudi Telecom Co.	26,643,173	308,748
	Saudi Basic Industries Corp.	12,667,007	226,232

		Shares	Market Value ($000)
*	Saudi Arabian Mining Co.	17,048,328	221,158
	Riyad Bank	20,647,587	161,196
	Alinma Bank	17,216,535	136,965
	Saudi Awwal Bank	13,311,651	127,507
	Elm Co.	361,335	112,222
	Dr Sulaiman Al Habib Medical Services Group Co.	1,437,047	111,944
	SABIC Agri-Nutrients Co.	3,287,230	100,779
	Bank AlBilad	8,617,781	91,610
	Almarai Co. JSC	5,802,522	91,073
	Etihad Etisalat Co.	5,300,260	81,764
	Banque Saudi Fransi	17,063,792	73,011
	Arab National Bank	12,468,558	71,079
	Bupa Arabia for Cooperative Insurance Co.	1,041,459	51,639
	Saudi Electricity Co.	10,978,075	49,793
	Co. for Cooperative Insurance	1,034,599	41,878
*	Saudi Research & Media Group	552,138	39,075
	Riyadh Cables Group Co.	1,032,381	38,993
	Yanbu National Petrochemical Co.	3,852,439	38,513
	Saudi Tadawul Group Holding Co.	678,646	38,050
*	Bank Al-Jazira	7,019,605	35,238
	Saudi Investment Bank	8,627,983	34,721
	Mouwasat Medical Services Co.	1,345,405	33,022
*	Dar Al Arkan Real Estate Development Co.	7,453,999	32,782
*	Al Rajhi Co. for Co-operative Insurance	689,411	31,930
	Sahara International Petrochemical Co.	4,986,339	30,976
	Arabian Internet & Communications Services Co.	352,603	29,973
	Ades Holding Co.	6,125,191	29,300
	Jarir Marketing Co.	8,359,385	28,558
	Astra Industrial Group Co.	533,031	26,703
	Aldrees Petroleum & Transport Services Co.	685,331	25,951
	SAL Saudi Logistics Services	338,672	24,711
	Dallah Healthcare Co.	572,625	24,303
	Saudi Industrial Investment Group	5,176,894	24,196
	Nahdi Medical Co.	686,461	21,584
*	Savola Group	2,066,445	21,471
	Saudi Aramco Base Oil Co.	705,238	20,958
	Catrion Catering Holding Co.	563,441	19,904
	Saudia Dairy & Foodstuff Co.	216,677	19,082
*	Saudi Kayan Petrochemical Co.	10,302,466	18,728
[2]	Arabian Centres Co.	3,232,830	18,284
	Saudi Ground Services Co.	1,249,660	17,920
	Abdullah Al Othaim Markets Co.	6,177,120	17,620
	Mobile Telecommunications Co. Saudi Arabia	6,178,140	17,453
	Leejam Sports Co. JSC	352,143	17,096
	Jamjoom Pharmaceuticals Factory Co.	379,587	16,537
*	Saudi Chemical Co. Holding	5,743,289	15,835
	Electrical Industries Co.	7,691,659	14,973
*	Advanced Petrochemical Co.	1,764,923	14,776
	National Gas & Industrialization Co.	515,778	14,462
	United Electronics Co.	550,829	14,449
	Power & Water Utility Co. for Jubail & Yanbu	1,050,879	14,394
	National Co. for Learning & Education	292,555	14,195
*,1	National Agriculture Development Co.	2,070,118	14,125
	Yamama Cement Co.	1,385,281	13,882
	Retal Urban Development Co. Class A	3,053,395	13,807
*	Dr Soliman Abdel Kader Fakeeh Hospital Co.	742,606	13,496
*	Saudi Real Estate Co.	1,866,414	13,357
*	Seera Group Holding	2,038,588	13,080
	Al Hammadi Holding	1,100,712	12,938
	National Medical Care Co.	306,251	12,899
*	Rabigh Refining & Petrochemical Co.	5,838,521	12,725
*	Middle East Healthcare Co.	583,477	12,703
*	National Industrialization Co.	4,532,439	12,344
	United International Transportation Co.	531,189	12,131
	Saudi Cement Co.	1,025,260	11,835
*	Emaar Economic City	2,428,693	11,756
	Arriyadh Development Co.	1,260,272	11,685
*	Arabian Contracting Services Co.	268,880	10,992
	Arabian Drilling Co.	377,008	10,659
	Qassim Cement Co.	749,978	10,636

		Shares	Market Value ($000)
	Al Masane Al Kobra Mining Co.	614,512	10,254
*	AlKhorayef Water & Power Technologies Co.	243,330	10,056
	Saudi Automotive Services Co.	480,477	9,384
	East Pipes Integrated Co. for Industry	213,120	8,868
	Southern Province Cement Co.	953,196	8,625
*	Al Moammar Information Systems Co.	205,793	8,509
	Al-Dawaa Medical Services Co.	386,380	8,206
*	Perfect Presentation For Commercial Services Co.	2,054,031	7,915
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	816,576	7,378
	Yanbu Cement Co.	1,092,076	7,272
	Al Rajhi REIT	3,219,243	7,221
	BinDawood Holding Co.	4,058,215	7,129
	Almunajem Foods Co.	260,370	6,818
	Etihad Atheeb Telecommunication Co.	234,995	6,534
	Bawan Co.	421,163	6,523
*	Saudi Ceramic Co.	680,768	6,485
*	Middle East Paper Co.	595,715	6,038
	Eastern Province Cement Co.	609,597	5,801
	City Cement Co.	975,941	5,378
*	Saudi Public Transport Co.	881,268	4,780
	Arabian Cement Co.	664,126	4,771
*	Zamil Industrial Investment Co.	412,084	3,804
*	Sinad Holding Co.	859,338	3,325
	Northern Region Cement Co.	1,195,425	3,069
*	Najran Cement Co.	998,698	2,414
*	Herfy Food Services Co.	293,366	1,999
*	Saudi Reinsurance Co.	120,762	1,904
			5,380,655
Singapore (0.9%)
	DBS Group Holdings Ltd.	28,273,287	925,439
	Oversea-Chinese Banking Corp. Ltd.	49,388,244	629,937
	United Overseas Bank Ltd.	17,019,293	467,854
	Singapore Telecommunications Ltd.	105,533,516	257,857
	CapitaLand Integrated Commercial Trust	76,687,873	109,470
	Singapore Exchange Ltd.	11,518,143	103,634
	Keppel Ltd.	19,988,652	99,297
	CapitaLand Ascendas REIT	50,129,727	95,038
[1]	Singapore Airlines Ltd.	19,424,656	90,614
	Singapore Technologies Engineering Ltd.	21,410,603	75,991
	Wilmar International Ltd.	27,961,855	63,923
[1]	CapitaLand Investment Ltd.	32,124,325	57,833
	Sembcorp Industries Ltd.	12,751,517	52,160
*	Seatrium Ltd.	28,565,265	46,694
	Genting Singapore Ltd.	81,362,682	45,053
	Thai Beverage PCL	114,191,900	44,893
	Mapletree Industrial Trust	27,764,403	42,804
	Mapletree Logistics Trust	47,436,787	42,390
	Keppel DC REIT	22,863,404	36,876
	Venture Corp. Ltd.	3,646,561	33,842
	SATS Ltd.	12,578,061	31,305
	ComfortDelGro Corp. Ltd.	28,383,404	29,417
	Mapletree Pan Asia Commercial Trust	32,161,213	28,484
	Frasers Logistics & Commercial Trust	40,561,628	26,311
	Suntec REIT	30,020,109	26,215
	NetLink NBN Trust	41,121,029	26,030
	UOL Group Ltd.	6,927,859	25,837
	Frasers Centrepoint Trust	15,622,831	24,520
	City Developments Ltd.	6,357,320	23,568
	CapitaLand Ascott Trust	34,553,586	22,714
	Keppel REIT	33,460,577	20,991
	Keppel Infrastructure Trust	59,463,439	19,891
	Jardine Cycle & Carriage Ltd.	951,322	19,477
	ESR-REIT	93,248,036	17,794
	Golden Agri-Resources Ltd.	88,783,295	15,985
	Parkway Life REIT	5,386,926	15,307
	Olam Group Ltd.	15,715,355	13,406
	iFAST Corp. Ltd.	2,227,431	12,218
	Hutchison Port Holdings Trust	70,203,660	11,157
	Sheng Siong Group Ltd.	9,312,062	11,153

		Shares	Market Value ($000)
	Capitaland India Trust	13,901,313	10,414
	PARAGON REIT	15,842,687	10,316
	Lendlease Global Commercial REIT	24,947,644	10,154
	AIMS APAC REIT	9,285,151	8,806
	Singapore Post Ltd.	21,291,794	8,673
	CapitaLand China Trust	16,023,519	8,636
	Raffles Medical Group Ltd.	12,978,895	7,974
	CDL Hospitality Trusts	12,499,868	7,938
	First Resources Ltd.	7,145,937	7,609
	Starhill Global REIT	20,224,340	7,581
	Stoneweg European REIT	4,491,069	7,266
	StarHub Ltd.	7,866,257	7,110
	Digital Core REIT Management Pte. Ltd.	12,294,167	6,802
	UMS Integration Ltd.	8,636,496	6,652
	OUE REIT	29,056,146	6,281
	Far East Hospitality Trust	14,040,138	6,243
	Riverstone Holdings Ltd.	7,785,299	5,832
	SIA Engineering Co. Ltd.	3,285,241	5,747
*	AEM Holdings Ltd.	4,013,607	4,378
	First REIT	15,850,033	3,208
*	Keppel Pacific Oak US REIT	11,275,906	2,684
	Bumitama Agri Ltd.	4,307,391	2,660
*	Manulife US REIT	23,199,661	2,191
[1]	Nanofilm Technologies International Ltd.	2,399,470	1,259
*	COSCO SHIPPING International Singapore Co. Ltd.	12,054,326	1,204
	Prime US REIT	6,187,900	1,104
*,1,3	Ezra Holdings Ltd.	20,096,532	—
*,3	Eagle Hospitality Trust	11,225,800	—
			3,902,101
South Africa (0.9%)
	Naspers Ltd.	2,465,256	519,751
	FirstRand Ltd.	70,215,785	285,673
	Standard Bank Group Ltd.	18,535,999	216,081
	Gold Fields Ltd.	12,383,031	211,573
	Capitec Bank Holdings Ltd.	1,322,281	210,532
	Anglogold Ashanti plc (XJSE)	6,271,177	188,830
	MTN Group Ltd.	24,363,582	149,446
	Bid Corp. Ltd.	4,654,752	118,530
	Absa Group Ltd.	11,643,188	115,494
	Shoprite Holdings Ltd.	6,647,075	101,463
	Sanlam Ltd.	23,207,811	101,181
	Nedbank Group Ltd.	6,503,364	95,682
	Harmony Gold Mining Co. Ltd.	7,642,851	86,957
	Discovery Ltd.	7,300,142	70,659
	Bidvest Group Ltd.	4,765,940	65,015
[1]	Clicks Group Ltd.	3,329,073	64,059
	NEPI Rockcastle NV	8,320,801	62,718
*	Impala Platinum Holdings Ltd.	11,208,787	61,521
	Remgro Ltd.	6,963,652	53,653
	Aspen Pharmacare Holdings Ltd.	5,404,899	51,532
[1,2]	Pepkor Holdings Ltd.	36,040,506	49,672
	Vodacom Group Ltd.	8,158,505	47,717
	Reinet Investments SCA	1,909,552	47,152
	Mr Price Group Ltd.	3,504,944	46,724
	Anglo American Platinum Ltd.	1,231,607	43,209
	Old Mutual Ltd.	60,971,289	40,352
	OUTsurance Group Ltd.	11,793,739	39,644
	Woolworths Holdings Ltd.	12,496,823	38,840
*,1	Sibanye Stillwater Ltd.	39,414,317	37,983
	Sasol Ltd.	8,162,423	37,859
[1]	Tiger Brands Ltd.	2,309,002	34,165
	Foschini Group Ltd.	4,492,343	34,139
	Northam Platinum Holdings Ltd.	4,953,405	33,488
	Anglogold Ashanti plc (XNYS)	1,106,057	33,414
	Growthpoint Properties Ltd.	46,880,215	30,195
	Momentum Group Ltd.	17,555,126	27,034
	Exxaro Resources Ltd.	2,786,263	26,083
	AVI Ltd.	4,559,758	24,035
	Truworths International Ltd.	5,036,382	23,164

		Shares	Market Value ($000)
	Investec Ltd.	3,481,134	22,217
*	MultiChoice Group	3,621,875	20,961
*	SPAR Group Ltd.	2,691,624	20,193
	Sappi Ltd.	7,776,407	19,896
	Redefine Properties Ltd.	79,979,796	18,939
	Fortress Real Estate Investments Ltd. Class B	16,662,781	17,398
[1]	Life Healthcare Group Holdings Ltd.	20,279,426	17,092
[1]	Kumba Iron Ore Ltd.	765,035	15,890
	Barloworld Ltd.	2,467,453	14,187
	Netcare Ltd.	18,022,363	13,676
	Pan African Resources plc	27,009,083	13,538
	Vukile Property Fund Ltd.	14,380,382	13,379
	African Rainbow Minerals Ltd.	1,462,503	12,601
	Hyprop Investments Ltd.	5,327,214	12,526
	Resilient REIT Ltd.	3,965,925	12,306
	Motus Holdings Ltd.	1,977,799	11,634
	Thungela Resources Ltd. (XLON)	1,545,439	11,363
*	Pick n Pay Stores Ltd.	7,260,964	11,159
	Santam Ltd.	566,315	11,113
[2]	Dis-Chem Pharmacies Ltd.	5,809,668	10,603
	Coronation Fund Managers Ltd.	4,533,634	8,877
*	MAS plc	7,281,810	8,490
	Equites Property Fund Ltd.	11,017,706	8,336
	Reunert Ltd.	2,219,324	8,128
	Omnia Holdings Ltd.	2,252,658	8,078
[1]	DataTec Ltd.	2,767,296	7,312
*	Telkom SA SOC Ltd.	4,035,173	7,230
	JSE Ltd.	1,110,876	7,034
[1]	Super Group Ltd.	4,582,435	6,947
	Attacq Ltd.	9,608,618	6,664
	AECI Ltd.	1,465,064	6,501
	We Buy Cars Holdings Ltd.	2,945,813	6,419
	DRDGOLD Ltd.	5,940,332	6,049
	Ninety One Ltd.	3,019,405	5,544
	Grindrod Ltd.	8,443,839	5,537
	Afrimat Ltd.	1,624,932	5,457
	Hosken Consolidated Investments Ltd.	644,863	5,238
	Sun International Ltd.	2,459,046	5,233
*	KAP Ltd.	34,801,985	5,041
	Astral Foods Ltd.	504,273	4,790
	Curro Holdings Ltd.	6,747,022	4,518
	Burstone Group Ltd.	8,246,134	3,774
	Thungela Resources Ltd.	324,584	2,365
			3,969,452
South Korea (2.6%)
	Samsung Electronics Co. Ltd.	66,925,952	2,390,175
	SK Hynix Inc.	7,573,459	1,019,612
	KB Financial Group Inc.	4,604,044	288,449
*	NAVER Corp.	1,907,296	282,446
	Hyundai Motor Co.	1,917,013	269,818
	Celltrion Inc.	2,132,613	262,100
	Kia Corp.	3,485,031	243,178
	Shinhan Financial Group Co. Ltd.	6,794,830	236,690
	POSCO Holdings Inc.	1,049,043	186,889
*,2	Samsung Biologics Co. Ltd.	248,213	183,578
	Hyundai Mobis Co. Ltd.	850,435	153,466
*	Alteogen Inc.	591,800	149,930
	Hana Financial Group Inc.	3,553,513	147,082
*	Krafton Inc.	495,260	123,397
	Kakao Corp.	4,661,134	122,377
*	Hanwha Aerospace Co. Ltd.	435,344	119,278
	Samsung Fire & Marine Insurance Co. Ltd.	438,104	114,344
	Samsung SDI Co. Ltd.	736,444	111,584
*	LG Chem Ltd.	664,163	107,718
	Woori Financial Group Inc.	9,510,177	104,632
	KT&G Corp.	1,359,988	103,133
*	Meritz Financial Group Inc.	1,257,865	98,392
*	Doosan Enerbility Co. Ltd.	5,951,414	97,130
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	603,417	95,643

		Shares	Market Value ($000)
	Samsung C&T Corp.	1,164,213	95,438
*	LG Energy Solution Ltd.	394,389	94,947
*	HLB Inc.	1,660,201	91,507
	LG Electronics Inc.	1,511,406	87,081
	HD Hyundai Electric Co. Ltd.	306,678	85,687
*	SK Square Co. Ltd.	1,287,923	82,299
*	Samsung Heavy Industries Co. Ltd.	9,116,299	81,066
*	SK Innovation Co. Ltd.	835,981	72,853
	Samsung Electro-Mechanics Co. Ltd.	780,952	71,530
*	Yuhan Corp.	760,500	67,392
*	HD Hyundai Heavy Industries Co. Ltd.	301,248	64,071
	Samsung Life Insurance Co. Ltd.	1,040,140	63,470
*	LG Corp.	1,229,751	63,042
*,1	Ecopro BM Co. Ltd.	641,655	57,272
*	Ecopro Co. Ltd.	1,373,249	57,105
*	HMM Co. Ltd.	4,073,602	53,097
	Korea Zinc Co. Ltd.	93,682	52,970
	Hyundai Glovis Co. Ltd.	517,263	52,843
	SK Inc.	490,706	49,673
*	Hanwha Ocean Co. Ltd.	1,262,002	49,332
	Hanmi Semiconductor Co. Ltd.	616,920	47,297
	Samsung SDS Co. Ltd.	556,373	46,001
*	HYBE Co. Ltd.	293,171	45,246
*	Korea Electric Power Corp.	3,090,231	44,599
*	Korean Air Lines Co. Ltd.	2,597,328	44,095
*	KakaoBank Corp.	3,019,115	43,762
*	Coway Co. Ltd.	794,096	42,008
	DB Insurance Co. Ltd.	623,916	41,513
*	Hyundai Rotem Co. Ltd.	1,014,990	41,099
	Industrial Bank of Korea	3,803,524	40,518
	POSCO Future M Co. Ltd.	399,738	38,921
*	Amorepacific Corp.	415,810	36,918
*	Korea Aerospace Industries Ltd.	989,001	36,130
*	LS Electric Co. Ltd.	217,447	34,350
	HD Hyundai Co. Ltd.	591,665	33,656
	BNK Financial Group Inc.	3,830,946	31,934
*	LigaChem Biosciences Inc.	360,444	31,098
	JB Financial Group Co. Ltd.	2,246,803	30,460
*	SK Biopharmaceuticals Co. Ltd.	396,631	29,516
*	Hankook Tire & Technology Co. Ltd.	1,031,048	28,927
*	Korea Investment Holdings Co. Ltd.	530,525	28,849
*	LG Display Co. Ltd.	4,428,470	28,027
*	SKC Co. Ltd.	262,109	27,975
*	Hyosung Heavy Industries Corp.	90,821	27,859
*	LG H&H Co. Ltd.	132,044	27,769
	Samsung E&A Co. Ltd.	2,234,822	27,566
	Samsung Securities Co. Ltd.	876,086	27,327
	Samyang Foods Co. Ltd.	56,171	26,305
*	NCSoft Corp.	221,527	26,216
*	Hanjin Kal Corp.	442,945	25,481
*	Sam Chun Dang Pharm Co. Ltd.	197,197	24,737
	S-Oil Corp.	578,369	24,194
*	HD Hyundai MIPO	282,711	24,029
*	LIG Nex1 Co. Ltd.	149,228	23,146
*	Ecopro Materials Co. Ltd.	468,671	22,613
	Doosan Bobcat Inc.	684,004	22,471
*	Rainbow Robotics	108,902	22,263
*	Orion Corp.	311,087	21,617
	Mirae Asset Securities Co. Ltd.	3,707,939	21,380
	Hyundai Engineering & Construction Co. Ltd.	995,153	21,185
*	L&F Co. Ltd.	350,369	21,037
	LG Uplus Corp.	2,952,176	20,342
*	Enchem Co. Ltd.	227,227	20,170
*	LG Innotek Co. Ltd.	195,767	19,878
*	JYP Entertainment Corp.	380,030	19,537
*	LS Corp.	239,737	19,427
*	Hanwha Solutions Corp.	1,438,068	19,392
*	Peptron Inc.	288,364	19,203
	Fila Holdings Corp.	711,837	19,166
	Hyundai Steel Co.	1,186,944	18,814

		Shares	Market Value ($000)
	NH Investment & Securities Co. Ltd.	1,886,838	18,666
	LEENO Industrial Inc.	127,454	18,607
	CJ CheilJedang Corp.	110,636	18,341
	Posco International Corp.	635,413	18,266
*	Kangwon Land Inc.	1,483,858	17,068
*	IsuPetasys Co. Ltd.	647,549	16,944
*	GS Holdings Corp.	624,177	16,467
*	Kumho Petrochemical Co. Ltd.	227,341	16,449
	KIWOOM Securities Co. Ltd.	183,402	15,722
	Doosan Co. Ltd.	79,610	15,384
*	Hanwha Systems Co. Ltd.	845,915	14,600
	Hanmi Pharm Co. Ltd.	86,837	14,506
*	PharmaResearch Co. Ltd.	86,206	14,257
*	Hanall Biopharma Co. Ltd.	510,565	14,181
*	HL Mando Co. Ltd.	462,210	14,067
*	Lunit Inc.	298,852	13,893
*	Classys Inc.	373,366	13,830
	Hyundai Marine & Fire Insurance Co. Ltd.	811,396	13,771
	DGB Financial Group Inc.	2,127,810	13,452
*	TechWing Inc.	436,302	13,388
*	Hanwha Engine	841,467	13,142
*	Hugel Inc.	80,212	13,030
*	Shinsung Delta Tech Co. Ltd.	203,378	12,835
*	HPSP Co. Ltd.	603,373	12,529
*	Youngone Corp.	414,689	12,474
*	Doosan Robotics Inc.	269,282	12,308
	Samsung Card Co. Ltd.	420,566	12,115
	CJ Corp.	183,051	11,947
	E-MART Inc.	268,949	11,891
*	Cosmax Inc.	104,382	11,751
	HD Hyundai Marine Solution Co. Ltd.	100,622	11,669
*	OCI Holdings Co. Ltd.	213,769	11,573
*	Hotel Shilla Co. Ltd.	436,224	11,448
	Cheil Worldwide Inc.	958,335	11,294
*,1	SK Bioscience Co. Ltd.	335,576	11,247
*	CosmoAM&T Co. Ltd.	311,096	11,205
	Douzone Bizon Co. Ltd.	238,053	11,165
*	Eo Technics Co. Ltd.	113,527	11,035
	Korean Reinsurance Co.	1,937,443	10,965
	S-1 Corp.	263,074	10,782
	NongShim Co. Ltd.	44,605	10,678
*	Hanwha Vision Co. Ltd.	480,870	10,569
*	Hanwha Corp.	497,694	10,399
*	GS Engineering & Construction Corp.	876,932	10,380
*	Daejoo Electronic Materials Co. Ltd.	148,226	10,361
[1]	Hyundai Elevator Co. Ltd.	280,094	10,186
*	APR Corp.	320,700	10,125
*	HLB Life Science Co. Ltd.	1,380,265	10,061
*	Park Systems Corp.	62,316	10,056
*	ST Pharm Co. Ltd.	169,135	10,019
	Jusung Engineering Co. Ltd.	463,149	9,971
	Lotte Chemical Corp.	251,267	9,789
*	Celltrion Pharm Inc.	269,093	9,780
	KCC Corp.	57,104	9,709
*	F&F Co. Ltd.	219,134	9,643
*	DB HiTek Co. Ltd.	435,168	9,599
*	KEPCO Plant Service & Engineering Co. Ltd.	298,781	9,514
	Posco DX Co. Ltd.	733,192	9,423
*	Poongsan Corp.	256,651	9,306
*,1	Pearl Abyss Corp.	460,431	9,157
*,2	Netmarble Corp.	299,540	9,076
	Hyundai Autoever Corp.	92,729	9,059
*	HD Hyundai Infracore Co. Ltd.	1,774,956	8,931
*	SM Entertainment Co. Ltd.	151,337	8,661
*	ABLBio Inc.	347,971	8,602
	SK REITs Co. Ltd.	2,549,736	8,588
	Hanwha Life Insurance Co. Ltd.	5,014,696	8,569
*	Shinsegae Inc.	92,768	8,448
*	Korea Gas Corp.	360,474	8,444
*	Kolmar Korea Co. Ltd.	203,632	8,430

		Shares	Market Value ($000)
*	Naturecell Co. Ltd.	671,955	8,316
*	Oscotec Inc.	451,772	8,243
*	DL E&C Co. Ltd.	378,891	8,134
*	KEPCO Engineering & Construction Co. Inc.	172,161	8,115
	Hansol Chemical Co. Ltd.	127,678	8,085
*	Koh Young Technology Inc.	718,239	8,022
*	HLB Therapeutics Co. Ltd.	1,014,857	7,926
*	BGF retail Co. Ltd.	111,006	7,894
	CS Wind Corp.	274,074	7,837
*	Pan Ocean Co. Ltd.	3,367,006	7,664
*	SOLUM Co. Ltd.	588,238	7,600
*	Wemade Co. Ltd.	276,331	7,555
*	Silicon2 Co. Ltd.	356,441	7,490
	People & Technology Inc.	263,725	7,293
*	Green Cross Corp.	77,163	7,286
*	Kakaopay Corp.	389,740	7,192
*	Seojin System Co. Ltd.	418,322	7,073
	Dongsuh Cos. Inc.	442,760	7,060
*	WONIK IPS Co. Ltd.	454,863	6,984
*,1	Korea Electric Power Corp. ADR	956,690	6,936
*	HD Hyundai Construction Equipment Co. Ltd.	151,056	6,879
*	Soulbrain Co. Ltd.	59,367	6,833
*	Kumho Tire Co. Inc.	1,892,842	6,816
*	Taihan Electric Wire Co. Ltd.	759,694	6,811
	Seegene Inc.	416,379	6,749
*	Chong Kun Dang Pharmaceutical Corp.	113,779	6,743
*	Hyundai Department Store Co. Ltd.	191,632	6,623
*	Hanon Systems	2,244,323	6,568
*	Daewoo Engineering & Construction Co. Ltd.	2,803,353	6,483
*	ISC Co. Ltd.	141,624	6,454
*	GemVax & Kael Co. Ltd.	497,093	6,440
*	VT Co. Ltd.	290,764	6,403
*	Hyosung TNC Corp.	41,437	6,341
	Hanmi Science Co. Ltd.	333,579	6,331
*	LX International Corp.	369,454	6,318
	CJ Logistics Corp.	114,505	6,263
*	ISU Specialty Chemical	278,455	6,242
*	Daewoong Pharmaceutical Co. Ltd.	66,343	6,240
*	Kakao Games Corp.	556,069	6,180
*	Dongjin Semichem Co. Ltd.	408,372	6,081
*	SOOP Co. Ltd.	108,097	5,935
*	Sebang Global Battery Co. Ltd.	106,708	5,927
*	SHIFT UP Corp.	146,621	5,895
	Daeduck Electronics Co. Ltd.	464,734	5,866
*	LX Semicon Co. Ltd.	150,309	5,823
	Hyundai Wia Corp.	217,875	5,814
	Hana Tour Service Inc.	150,542	5,777
*	Lotte Shopping Co. Ltd.	156,025	5,776
*	HDC Hyundai Development Co-Engineering & Construction	506,020	5,757
	Medytox Inc.	70,959	5,746
*	AMOREPACIFIC Group	347,154	5,741
*,2	SK IE Technology Co. Ltd.	352,505	5,534
*	LOTTE Fine Chemical Co. Ltd.	202,870	5,529
*	Hite Jinro Co. Ltd.	420,250	5,497
	ESR Kendall Square REIT Co. Ltd.	1,707,631	5,430
*	Lotte Corp.	373,812	5,344
*	YG Entertainment Inc.	156,071	5,335
*	Cafe24 Corp.	189,302	5,320
*	Ottogi Corp.	19,970	5,261
	Korea Electric Terminal Co. Ltd.	96,931	5,228
*	HS Hyosung Advanced Materials Corp.	43,025	5,185
*	CJ ENM Co. Ltd.	140,752	5,174
*	GS Retail Co. Ltd.	489,493	5,141
	SK Gas Ltd.	34,439	5,134
*	HK inno N Corp.	208,141	5,067
	Shinhan Alpha REIT Co. Ltd.	1,272,971	5,049
*	Cosmochemical Co. Ltd.	365,530	5,042
*	Mezzion Pharma Co. Ltd.	231,646	5,006
*	DoubleUGames Co. Ltd.	148,089	4,979
*	Advanced Nano Products Co. Ltd.	109,265	4,914

		Shares	Market Value ($000)
*	Kolon Industries Inc.	254,865	4,895
*	Binex Co. Ltd.	326,041	4,852
*	Joongang Advanced Materials Co. Ltd.	953,292	4,842
*,1	Hyundai Bioscience Co. Ltd.	505,912	4,797
*	Ahnlab Inc.	91,381	4,776
*	SL Corp.	217,375	4,765
*	Chabiotech Co. Ltd.	607,434	4,743
	Cheryong Electric Co. Ltd.	124,992	4,733
*	Sung Kwang Bend Co. Ltd.	237,348	4,695
*	Hana Micron Inc.	672,532	4,683
*	Eugene Technology Co. Ltd.	184,944	4,650
*	Doosan Fuel Cell Co. Ltd.	414,220	4,621
*	Lotte Energy Materials Corp.	300,475	4,518
*	S&S Tech Corp.	222,518	4,457
*	Synopex Inc.	1,106,105	4,441
*	TCC Steel	235,069	4,433
*	Paradise Co. Ltd.	631,993	4,292
*	Dentium Co. Ltd.	89,983	4,291
	Caregen Co. Ltd.	206,061	4,242
	Hankook & Co. Co. Ltd.	360,899	4,230
	LOTTE REIT Co. Ltd.	1,997,348	4,219
*	Pharmicell Co. Ltd.	768,679	4,202
*	Han Kuk Carbon Co. Ltd.	441,211	4,194
*,1	Ecopro HN Co. Ltd.	201,970	4,189
*	Daou Technology Inc.	336,860	4,119
	Daishin Securities Co. Ltd.	358,521	4,091
	Youngone Holdings Co. Ltd.	71,784	4,028
*	Com2uSCorp	123,768	4,019
*	Lake Materials Co. Ltd.	509,386	4,016
	NEXTIN Inc.	101,297	3,983
	Innocean Worldwide Inc.	311,600	3,952
*	Eubiologics Co. Ltd.	455,490	3,886
*	SD Biosensor Inc.	504,960	3,885
*	NICE Information Service Co. Ltd.	459,376	3,871
	SK Chemicals Co. Ltd.	136,172	3,868
*	Fadu Inc.	396,891	3,845
*	Hanwha Investment & Securities Co. Ltd.	1,556,061	3,831
	SK Networks Co. Ltd.	1,323,628	3,809
*	Bioneer Corp.	302,594	3,771
*	Daewoong Co. Ltd.	266,149	3,749
*	Youlchon Chemical Co. Ltd.	176,193	3,688
*	Green Cross Holdings Corp.	367,789	3,684
*	Binggrae Co. Ltd.	73,007	3,675
*	Hyosung Corp.	116,005	3,635
*	Hancom Inc.	221,156	3,628
*	Solid Inc.	662,209	3,624
*	Creative & Innovative System	738,809	3,611
*	DongKook Pharmaceutical Co. Ltd.	344,168	3,574
	LS Materials Ltd.	390,052	3,539
*	Asiana Airlines Inc.	485,187	3,518
*	Daesang Corp.	273,228	3,510
*	Lotte Chilsung Beverage Co. Ltd.	49,006	3,482
	BH Co. Ltd.	334,697	3,471
*	PSK Inc.	266,255	3,456
	Innox Advanced Materials Co. Ltd.	183,395	3,397
*,1	Taekwang Industrial Co. Ltd.	7,847	3,392
*	Ananti Inc.	822,227	3,342
*,1	TKG Huchems Co. Ltd.	285,183	3,322
*	DL Holdings Co. Ltd.	150,843	3,303
*	HDC Holdings Co. Ltd.	383,732	3,290
*,1	Shin Poong Pharmaceutical Co. Ltd.	458,971	3,233
*	SK oceanplant Co. Ltd.	384,178	3,200
*	CJ CGV Co. Ltd.	909,025	3,184
*	Lotte Rental Co. Ltd.	163,115	3,182
	SK Discovery Co. Ltd.	130,275	3,132
*	Duk San Neolux Co. Ltd.	165,599	3,129
	Hanssem Co. Ltd.	96,886	3,116
	KCC Glass Corp.	125,315	3,096
*	OCI Co. Ltd.	65,556	3,076
	Hanwha General Insurance Co. Ltd.	1,089,861	3,038

		Shares	Market Value ($000)
	SNT Motiv Co. Ltd.	175,402	3,002
*	i-SENS Inc.	242,761	3,001
	JW Pharmaceutical Corp.	185,118	2,967
	Tokai Carbon Korea Co. Ltd.	58,572	2,957
	TK Corp.	192,614	2,930
	SFA Engineering Corp.	221,721	2,891
*	Foosung Co. Ltd.	826,809	2,865
	Partron Co. Ltd.	564,076	2,858
	Myoung Shin Industrial Co. Ltd.	377,787	2,821
*	Orion Holdings Corp.	269,835	2,810
*	Nexon Games Co. Ltd.	309,374	2,801
*	Boryung	391,611	2,740
	Intellian Technologies Inc.	100,227	2,727
*	LX Holdings Corp.	576,385	2,701
	Doosan Tesna Inc.	133,533	2,700
*	KC Tech Co. Ltd.	130,215	2,694
	Dong-A Socio Holdings Co. Ltd.	40,738	2,682
*,1	Dawonsys Co. Ltd.	404,881	2,676
*	LF Corp.	232,869	2,611
	Dongkuk Steel Mill Co. Ltd.	428,503	2,606
*	Lotte Tour Development Co. Ltd.	484,248	2,592
*	KMW Co. Ltd.	393,194	2,585
	L&C Bio Co. Ltd.	163,873	2,579
*	HAESUNG DS Co. Ltd.	151,328	2,579
	JR Global REIT	1,526,111	2,575
*	Korea Line Corp.	2,217,284	2,574
	Mcnex Co. Ltd.	162,393	2,566
*	Seoul Semiconductor Co. Ltd.	516,914	2,565
*	Zinus Inc.	173,215	2,545
*	NHN Corp.	198,411	2,538
	Sam-A Aluminum Co. Ltd.	110,003	2,532
*	Solus Advanced Materials Co. Ltd.	367,388	2,519
*	RFHIC Corp.	220,289	2,508
*	MegaStudyEdu Co. Ltd.	92,492	2,477
*	Samyang Holdings Corp.	56,501	2,472
	Posco M-Tech Co. Ltd.	291,182	2,463
*	Korea Petrochemical Ind Co. Ltd.	39,287	2,455
*	IS Dongseo Co. Ltd.	178,055	2,361
	INTOPS Co. Ltd.	158,857	2,347
*	Jeju Air Co. Ltd.	457,036	2,313
*	Harim Holdings Co. Ltd.	616,135	2,306
*	Lotte Wellfood Co. Ltd.	32,583	2,297
	Unid Co. Ltd.	51,320	2,294
*	BNC Korea Co. Ltd.	751,861	2,293
*	Kum Yang Co. Ltd.	186,274	2,293
*	SFA Semicon Co. Ltd.	1,023,047	2,281
*	Studio Dragon Corp.	88,567	2,281
*	Hyundai Home Shopping Network Corp.	68,059	2,264
*	Dong-A ST Co. Ltd.	65,622	2,260
*	InBody Co. Ltd.	134,778	2,234
	TES Co. Ltd.	182,932	2,232
	Hanil Cement Co. Ltd.	211,513	2,232
[1]	Grand Korea Leisure Co. Ltd.	270,864	2,205
*	PI Advanced Materials Co. Ltd.	183,234	2,194
*	W-Scope Chungju Plant Co. Ltd.	298,196	2,172
*	Sungwoo Hitech Co. Ltd.	604,616	2,120
*	SIMMTECH Co. Ltd.	252,322	2,115
*	Neowiz	165,099	2,112
*	UniTest Inc.	228,447	2,109
*	Namyang Dairy Products Co. Ltd.	45,750	2,086
	HL Holdings Corp.	84,866	2,008
*	Young Poong Corp.	6,969	2,000
*	Hanjin Transportation Co. Ltd.	149,541	1,991
*	SeAH Besteel Holdings Corp.	150,066	1,984
*	Yuanta Securities Korea Co. Ltd.	1,077,671	1,977
*	Hyundai Green Food	204,604	1,967
*	KISWIRE Ltd.	158,265	1,965
[1]	Advanced Process Systems Corp.	170,112	1,923
*	Samwha Capacitor Co. Ltd.	97,230	1,917
*	Kwang Dong Pharmaceutical Co. Ltd.	507,711	1,905

		Shares	Market Value ($000)
*	HS Industries Co. Ltd.	577,669	1,904
*	HLB Global Co. Ltd.	625,576	1,903
*	Sungeel Hitech Co. Ltd.	69,347	1,891
*	Soulbrain Holdings Co. Ltd.	79,586	1,882
*	Handsome Co. Ltd.	184,711	1,870
*	NICE Holdings Co. Ltd.	254,663	1,858
	Humedix Co. Ltd.	80,799	1,857
	E1 Corp.	40,080	1,833
*	AbClon Inc.	200,879	1,833
*	Songwon Industrial Co. Ltd.	209,953	1,787
*,1	Humasis Co. Ltd.	1,527,212	1,781
*	Hyundai GF Holdings	528,465	1,769
*	Shinsung E&G Co. Ltd.	2,166,956	1,768
*	Webzen Inc.	186,052	1,763
*	Bukwang Pharmaceutical Co. Ltd.	545,704	1,752
*	Daea TI Co. Ltd.	800,898	1,735
*	ENF Technology Co. Ltd.	131,062	1,730
*	Nexen Tire Corp.	455,439	1,729
*	DIO Corp.	143,992	1,722
	Huons Global Co. Ltd.	71,504	1,719
	Samchully Co. Ltd.	27,852	1,716
*	LX Hausys Ltd.	80,792	1,715
*	CMG Pharmaceutical Co. Ltd.	1,383,322	1,705
	Dongwon Industries Co. Ltd.	73,323	1,694
*	GC Cell Corp.	111,875	1,691
*	Il Dong Pharmaceutical Co. Ltd.	215,173	1,656
*	Amicogen Inc.	667,408	1,645
	Huons Co. Ltd.	94,688	1,626
*	GOLFZON Co. Ltd.	38,816	1,603
*	Yungjin Pharmaceutical Co. Ltd.	1,145,473	1,588
*	Hansae Co. Ltd.	175,738	1,582
	Dongwon F&B Co. Ltd.	77,728	1,581
*	Danal Co. Ltd.	729,057	1,567
*	GS P&L Co. Ltd.	116,102	1,536
	Hankook Shell Oil Co. Ltd.	7,055	1,531
*	Genexine Inc.	477,920	1,519
	Tongyang Life Insurance Co. Ltd.	469,728	1,494
	KH Vatec Co. Ltd.	215,093	1,476
*	HYUNDAI Corp.	109,431	1,475
*	SK Securities Co. Ltd.	4,469,700	1,470
	Seobu T&D	381,892	1,450
*	Vaxcell-Bio Therapeutics Co. Ltd.	203,706	1,437
*	Korea United Pharm Inc.	115,149	1,414
*	Chunbo Co. Ltd.	55,325	1,400
*	GeneOne Life Science Inc.	947,687	1,387
*	Samyang Corp.	44,771	1,383
*	Insun ENT Co. Ltd.	364,506	1,371
*	NHN KCP Corp.	278,495	1,356
*	CrystalGenomics Invites Co. Ltd.	815,512	1,338
*	Komipharm International Co. Ltd.	484,890	1,301
*	Ilyang Pharmaceutical Co. Ltd.	168,671	1,295
	iNtRON Biotechnology Inc.	331,610	1,294
	iMarketKorea Inc.	239,457	1,289
	Korea Asset In Trust Co. Ltd.	670,121	1,281
	Daeduck Co. Ltd.	271,476	1,271
*	Korea Real Estate Investment & Trust Co. Ltd.	1,850,286	1,269
	Modetour Network Inc.	191,488	1,262
	Eugene Investment & Securities Co. Ltd.	757,438	1,249
	Daol Investment & Securities Co. Ltd.	612,327	1,229
*	Chongkundang Holdings Corp.	38,656	1,223
*	Vieworks Co. Ltd.	83,129	1,210
*	Namsun Aluminum Co. Ltd.	1,204,132	1,196
*,3	NKMax Co. Ltd.	844,504	1,174
*	Tongyang Inc.	2,409,270	1,161
	Able C&C Co. Ltd.	243,289	1,128
*	KC Co. Ltd.	102,699	1,127
	Hansol Paper Co. Ltd.	191,324	1,115
*	Namhae Chemical Corp.	250,326	1,102
*	KISCO Corp.	202,624	1,101
*	Wysiwyg Studios Co. Ltd.	1,217,088	1,091

		Shares	Market Value ($000)
*	Samsung Pharmaceutical Co. Ltd.	1,080,853	1,081
*	Shinsegae International Inc.	153,810	1,078
*	Daehan Flour Mill Co. Ltd.	12,382	1,077
*	Dongkuk CM Co. Ltd.	236,294	1,020
*	NEPES Corp.	213,404	1,001
*,1	Cuckoo Homesys Co. Ltd.	72,670	964
*	Yunsung F&C Co. Ltd.	38,199	943
*	Helixmith Co. Ltd.	528,139	940
*	Hanwha Galleria Corp.	1,136,393	932
*	SPC Samlip Co. Ltd.	28,644	921
	Hansol Technics Co. Ltd.	314,212	842
*	Aekyung Industrial Co. Ltd.	100,152	834
*	Enzychem Lifesciences Corp.	788,751	826
*,1	ITM Semiconductor Co. Ltd.	93,473	819
*	Gradiant Corp.	102,623	813
*	Toptec Co. Ltd.	256,172	787
*	Hyosung Chemical Corp.	28,283	761
*	Interflex Co. Ltd.	116,339	728
*	MedPacto Inc.	267,278	650
*	Enplus Co. Ltd.	828,060	557
*	Jeil Pharmaceutical Co. Ltd.	44,840	354
*	HS Hyosung Corp.	16,423	324
*	LOTTE Himart Co. Ltd.	59,169	304
*	Eusu Holdings Co. Ltd.	38,716	141
*	Maeil Dairies Co. Ltd.	6,200	141
*	KUMHOE&C Co. Ltd.	77,588	132
*	Sangsangin Co. Ltd.	84,587	86
*,3	Kuk-il Paper Manufacturing Co. Ltd.	1,083,583	75
*,1,3	Cellivery Therapeutics Inc.	348,823	—
			11,717,468
Spain (1.7%)
	Iberdrola SA (XMAD)	83,610,616	1,181,549
	Banco Santander SA	213,262,130	1,092,863
	Banco Bilbao Vizcaya Argentaria SA	80,712,108	918,904
	Industria de Diseno Textil SA	14,733,176	799,726
	Amadeus IT Group SA	6,104,633	446,722
	CaixaBank SA	54,425,855	329,459
	Ferrovial SE	6,696,870	285,844
[2]	Cellnex Telecom SA	8,250,084	276,322
	Telefonica SA	59,103,551	240,805
[2]	Aena SME SA	986,750	212,507
	Repsol SA	16,060,243	186,651
	Banco de Sabadell SA	70,372,856	165,881
	ACS Actividades de Construccion y Servicios SA	2,808,064	142,970
	Redeia Corp. SA	6,074,332	102,177
	Endesa SA	4,427,367	98,014
	Bankinter SA	9,000,107	76,682
	Merlin Properties Socimi SA	6,109,990	70,413
	Enagas SA	3,495,525	44,239
	Naturgy Energy Group SA	1,773,673	43,552
	Mapfre SA	13,930,036	38,702
	Acciona SA	323,433	36,441
	Vidrala SA	335,556	34,359
	Viscofan SA	529,096	33,484
	Fluidra SA	1,267,662	32,547
*	Grifols SA	3,716,049	31,793
[2]	Unicaja Banco SA	21,634,601	30,784
	Inmobiliaria Colonial Socimi SA	5,192,170	29,298
	Acerinox SA	2,776,330	27,860
*	Puig Brands SA Class B	1,346,430	26,886
[1]	Indra Sistemas SA	1,389,087	26,624
	Logista Integral SA	876,131	26,472
	Sacyr SA (XMAD)	6,766,063	22,130
*	Iberdrola SA (BMEX)	1,444,047	20,433
	Laboratorios Farmaceuticos Rovi SA	288,623	19,491
	Pharma Mar SA	179,290	17,151
	CIE Automotive SA	588,710	15,692
	Corp. ACCIONA Energias Renovables SA	789,678	14,660
	Construcciones y Auxiliar de Ferrocarriles SA	361,328	13,379

		Shares	Market Value ($000)
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	9,500,626	12,309
	Almirall SA	1,194,289	11,729
	Melia Hotels International SA	1,459,652	10,871
*,1	Solaria Energia y Medio Ambiente SA	1,162,733	9,098
*	Tecnicas Reunidas SA	624,863	8,823
[1,2]	Neinor Homes SA	370,853	6,472
[1]	Ence Energia y Celulosa SA	1,773,756	6,401
	Faes Farma SA	1,724,023	6,324
[1,2]	Gestamp Automocion SA	2,153,914	5,895
	Atresmedia Corp. de Medios de Comunicacion SA	1,238,092	5,659
[2]	Global Dominion Access SA	1,573,331	4,921
[1,3]	Lar Espana Real Estate Socimi SA	433,828	3,721
	Prosegur Cia de Seguridad SA	1,932,629	3,624
*	Distribuidora Internacional de Alimentacion SA	182,943,725	3,169
[2]	Prosegur Cash SA	4,353,063	2,578
*	Sacyr SA (BMEX)	169,151	555
	Banco Santander SA (XMEX)	4	—
			7,315,615
Sweden (2.2%)
	Investor AB Class B	23,785,606	677,324
	Volvo AB Class B	22,709,289	625,718
	Atlas Copco AB Class A	35,350,050	590,550
	Assa Abloy AB Class B	13,625,750	417,443
	Hexagon AB Class B	29,571,519	342,371
	EQT AB	10,235,061	334,180
	Atlas Copco AB Class B	21,328,719	317,086
	Sandvik AB	14,522,326	299,639
	Skandinaviska Enskilda Banken AB Class A	21,135,155	299,575
	Telefonaktiebolaget LM Ericsson Class B	38,864,705	292,646
	Swedbank AB Class A	12,079,989	263,023
	Investor AB Class A	7,560,660	215,432
	Svenska Handelsbanken AB Class A	19,409,564	214,741
	Essity AB Class B	8,454,649	214,121
[2]	Evolution AB	2,498,063	191,651
	Alfa Laval AB	3,778,865	168,449
	Epiroc AB Class A	8,762,785	166,987
	Svenska Cellulosa AB SCA Class B	8,387,322	115,513
	Boliden AB	3,836,585	115,233
[1]	H & M Hennes & Mauritz AB Class B	8,423,882	112,230
	Trelleborg AB Class B	2,967,820	111,745
	Lifco AB Class B	3,181,354	104,323
	Indutrade AB	3,737,102	102,880
	Skanska AB Class B	4,768,348	102,161
	Saab AB Class B	4,574,278	98,881
	Telia Co. AB	33,326,668	98,184
	Nibe Industrier AB Class B	23,838,196	95,507
	SKF AB Class B	4,717,490	95,283
	AddTech AB Class B	3,121,885	91,122
	Securitas AB Class B	6,996,046	89,011
	Epiroc AB Class B	5,237,999	87,445
	Industrivarden AB Class C	2,459,665	86,913
	Beijer Ref AB Class B	5,718,335	84,854
	Tele2 AB Class B	7,419,197	82,612
*	Swedish Orphan Biovitrum AB	2,587,152	78,241
	AAK AB	2,438,303	70,869
*,1	Fastighets AB Balder Class B	9,364,845	66,637
*	Castellum AB	5,984,831	64,910
	Sagax AB Class B	2,894,682	63,707
	Getinge AB Class B	3,131,711	61,497
	Lagercrantz Group AB Class B	2,685,214	57,008
	Nordnet AB publ	2,330,359	55,397
	Volvo AB Class A	1,955,254	53,937
	Avanza Bank Holding AB	1,762,629	52,857
	Investment AB Latour Class B	1,991,097	52,059
	L E Lundbergforetagen AB Class B	1,033,991	49,765
	Industrivarden AB Class A	1,379,467	48,979
*	Sectra AB Class B	2,116,358	48,438
	Fortnox AB	6,954,897	48,143
	Sweco AB Class B	2,830,043	44,228

		Shares	Market Value ($000)
[2]	Thule Group AB	1,363,091	43,158
	Mycronic AB	1,051,736	42,640
*,1	Embracer Group AB Class B	2,088,968	42,238
	Holmen AB Class B	1,094,253	41,462
	SSAB AB Class B	8,134,780	38,373
	Hemnet Group AB	1,118,904	37,181
	Wihlborgs Fastigheter AB	3,703,757	36,698
	Hexpol AB	3,476,373	32,526
	Axfood AB	1,512,994	32,445
	Billerud Aktiebolag	3,034,119	31,152
	Loomis AB Class B	971,858	30,933
[2]	Munters Group AB	1,840,108	29,236
	Elekta AB Class B	4,823,367	28,585
	Bure Equity AB	764,734	27,822
*,2	BoneSupport Holding AB	866,247	27,153
	Vitec Software Group AB Class B	510,958	26,934
*	Kinnevik AB Class B	3,398,360	26,828
	Pandox AB Class B	1,458,447	26,558
*	Electrolux AB Class B	2,907,661	26,347
	Fabege AB	3,511,019	26,261
	Husqvarna AB Class B	4,774,587	25,425
	Catena AB	550,098	23,963
	Wallenstam AB Class B	5,522,630	23,840
*	Camurus AB	443,524	23,772
*	Nyfosa AB	2,221,764	22,796
[2]	Bravida Holding AB	2,840,734	22,669
[2]	Dometic Group AB	4,469,135	22,632
	Electrolux Professional AB Class B	3,228,072	22,310
*	Betsson AB Class B	1,622,831	22,154
	AFRY AB	1,374,607	21,880
	Alleima AB	2,608,169	21,625
	Truecaller AB Class B	3,520,212	20,930
	AddLife AB Class B	1,533,913	20,907
	Storskogen Group AB Class B	19,358,232	20,871
	Vitrolife AB	1,040,297	20,868
*,1	Volvo Car AB Class B	8,867,940	20,074
	HMS Networks AB	427,554	19,774
	NCC AB Class B	1,217,981	19,644
	Addnode Group AB Class B	1,727,727	18,347
*,2	Sinch AB	8,628,321	18,260
	Granges AB	1,481,955	17,975
	Peab AB Class B	2,497,490	17,914
	MIPS AB	366,862	17,884
	Lindab International AB	964,534	17,225
	Hufvudstaden AB Class A	1,505,129	16,756
	Bufab AB	396,477	16,660
	SSAB AB Class A	3,376,795	16,223
	INVISIO AB	503,071	14,981
[1]	NCAB Group AB	2,468,280	14,839
[2]	Scandic Hotels Group AB	2,040,251	14,195
	Cibus Nordic Real Estate AB publ	820,690	13,308
	JM AB	892,549	13,254
	Nolato AB Class B	2,477,175	12,890
	Medicover AB Class B	639,444	11,812
	Bilia AB Class A	991,186	11,620
*	Modern Times Group MTG AB Class B	1,232,858	11,448
	Troax Group AB	544,155	11,430
	Arjo AB Class B	3,113,491	11,154
	Atrium Ljungberg AB Class B	628,821	11,121
	Clas Ohlson AB Class B	508,821	10,860
	NP3 Fastigheter AB	456,551	10,854
*	Sdiptech AB Class B	506,364	10,367
	Biotage AB	776,898	9,921
	Instalco AB	3,432,563	9,774
*	Dios Fastigheter AB	1,348,084	9,304
*,2	Boozt AB	772,158	9,089
	SkiStar AB	564,956	8,533
	Ratos AB Class B	2,706,287	8,483
[1]	Samhallsbyggnadsbolaget i Norden AB Ordinary Shares	16,119,435	8,166
*	Hexatronic Group AB	2,497,550	8,153

		Shares	Market Value ($000)
[1]	Svenska Handelsbanken AB Class B	524,788	7,861
	Sagax AB	2,702,941	7,716
[2]	Attendo AB	1,652,087	7,634
*,1,2	BioArctic AB Class B	379,180	7,538
	Cloetta AB Class B	2,934,804	7,486
	MEKO AB	594,957	7,106
	Systemair AB	928,879	7,085
	Platzer Fastigheter Holding AB Class B	823,252	6,339
	Beijer Alma AB	354,446	5,635
*	Better Collective A/S	542,499	5,272
	Investment AB Oresund	457,424	4,901
	Fagerhult Group AB	943,656	4,589
	Corem Property Group AB Class B	8,609,106	4,565
	Skandinaviska Enskilda Banken AB Class C	308,612	4,501
*	Stillfront Group AB	6,215,426	3,743
	Volati AB	362,594	3,477
*	Norion Bank AB	1,108,383	3,346
*	Xvivo Perfusion AB	50,653	2,121
[1]	Samhallsbyggnadsbolaget i Norden AB	2,076,635	1,593
	NCC AB Class A	33,477	543
*,3	OW Bunker A/S	129,331	—
			9,788,020
Switzerland (5.6%)
	Nestle SA (Registered)	36,124,151	3,068,408
	Roche Holding AG	9,707,724	3,051,836
	Novartis AG (Registered)	28,073,900	2,938,687
	UBS Group AG (Registered)	45,045,074	1,588,268
	Cie Financiere Richemont SA (Registered) Class A	7,452,180	1,440,646
	Zurich Insurance Group AG	2,059,472	1,247,967
	ABB Ltd. (Registered)	22,251,102	1,211,625
	Holcim AG	7,873,673	789,131
	Lonza Group AG (Registered)	1,012,873	642,255
	Alcon AG	6,925,495	631,978
	Swiss Re AG	4,070,644	621,454
	Sika AG (Registered)	2,129,956	540,932
	Givaudan SA (Registered)	111,531	487,142
	Partners Group Holding AG	309,868	470,736
	Swiss Life Holding AG (Registered)	397,968	324,917
	Sandoz Group AG	6,037,795	289,074
	Geberit AG (Registered)	465,750	259,781
	Sonova Holding AG (Registered)	684,881	238,944
	Straumann Holding AG (Registered)	1,498,458	212,505
	Logitech International SA (Registered)	2,138,377	211,680
	SGS SA (Registered)	2,065,501	200,640
	Swisscom AG (Registered)	356,349	200,532
	Julius Baer Group Ltd.	2,846,858	200,033
[1]	Roche Holding AG (Bearer)	520,427	173,071
	Schindler Holding AG	570,160	164,752
	Chocoladefabriken Lindt & Spruengli AG (Registered)	1,416	160,267
	Kuehne + Nagel International AG (Registered)	695,200	157,972
	Chocoladefabriken Lindt & Spruengli AG	13,592	156,132
[2]	VAT Group AG	377,311	144,948
*	Galderma Group AG	1,034,947	125,927
	Swiss Prime Site AG (Registered)	1,071,169	122,286
	Baloise Holding AG (Registered)	633,900	115,668
	SIG Group AG	4,624,405	100,851
	Belimo Holding AG (Registered)	135,680	99,011
	PSP Swiss Property AG (Registered)	632,940	93,499
	Georg Fischer AG (Registered)	1,149,549	90,534
	Helvetia Holding AG (Registered)	486,826	84,949
	Schindler Holding AG (Registered)	290,596	81,727
	Swatch Group AG	423,197	78,402
	Temenos AG (Registered)	849,110	72,206
	EMS-Chemie Holding AG (Registered)	99,455	70,404
	Avolta AG	1,477,491	66,784
	Accelleron Industries AG	1,323,270	66,131
	Siegfried Holding AG (Registered)	57,686	64,793
	Flughafen Zurich AG (Registered)	267,034	64,287
	Swissquote Group Holding SA (Registered)	147,745	64,139

		Shares	Market Value ($000)
[2]	Galenica AG	682,719	60,842
	Barry Callebaut AG (Registered)	50,035	55,002
	Adecco Group AG (Registered)	2,231,394	53,120
	BKW AG	275,194	46,951
	Tecan Group AG (Registered)	178,837	45,910
*,1	Sunrise Communications AG Class A	914,173	45,781
	Cembra Money Bank AG	411,470	40,544
	Banque Cantonale Vaudoise (Registered)	394,948	39,856
	DKSH Holding AG	503,106	39,509
	Sulzer AG (Registered)	243,082	39,459
	Allreal Holding AG (Registered)	203,125	38,029
	Bucher Industries AG (Registered)	91,928	36,967
	Clariant AG (Registered)	3,151,061	35,468
	Inficon Holding AG (Registered)	27,176	35,030
	Burckhardt Compression Holding AG	43,772	33,072
	Mobimo Holding AG (Registered)	99,430	33,025
	VZ Holding AG	185,030	31,851
	Comet Holding AG (Registered)	104,119	31,066
	SFS Group AG	247,109	31,048
	dormakaba Holding AG	42,850	30,769
	Vontobel Holding AG (Registered)	382,253	28,246
	Bachem Holding AG	438,507	27,919
	Valiant Holding AG (Registered)	220,537	26,151
	Emmi AG (Registered)	29,750	25,903
*	Aryzta AG	13,079,954	25,864
	Kardex Holding AG (Registered)	82,896	25,630
	Landis+Gyr Group AG	333,907	22,824
	Interroll Holding AG (Registered)	9,719	22,793
	ALSO Holding AG (Registered)	79,128	21,862
	EFG International AG	1,338,458	20,940
	Swatch Group AG (Registered)	571,248	20,850
	Ypsomed Holding AG (Registered)	50,397	19,804
	St. Galler Kantonalbank AG (Registered)	39,181	19,387
	Huber + Suhner AG (Registered)	225,449	18,712
	Bossard Holding AG (Registered) Class A	76,985	17,138
	Stadler Rail AG	744,756	16,547
	Daetwyler Holding AG	104,243	15,850
	SKAN Group AG	152,076	13,135
	Forbo Holding AG (Registered)	13,129	12,572
	Intershop Holding AG	75,414	11,300
[2]	Medacta Group SA	85,206	10,885
*,2	Sensirion Holding AG	144,452	10,532
	OC Oerlikon Corp. AG Pfaffikon (Registered)	2,604,178	10,447
*	ams-OSRAM AG	1,374,538	10,202
*	Arbonia AG	729,132	9,915
	Komax Holding AG (Registered)	66,400	9,813
	Softwareone Holding AG	1,467,922	9,576
	COSMO Pharmaceuticals NV	132,035	9,528
	Implenia AG (Registered)	215,549	8,225
	Bell Food Group AG (Registered)	26,649	7,782
*,2	Montana Aerospace AG	434,636	7,751
*,1	Basilea Pharmaceutica AG Allschwil (Registered)	170,422	7,588
	u-blox Holding AG	97,720	7,269
[1]	Autoneum Holding AG	50,521	7,065
	Zehnder Group AG	126,749	7,005
	Schweiter Technologies AG	13,469	6,731
	Bystronic AG	18,327	6,588
	LEM Holding SA (Registered)	6,617	6,273
*,2	PolyPeptide Group AG	203,477	5,703
*,2	Medartis Holding AG	64,041	4,884
	Vetropack Holding AG (Registered) Class A	171,811	4,792
[2]	Medmix AG	328,784	4,435
	Rieter Holding AG (Registered)	40,779	3,948
	VP Bank AG Class A	40,693	3,626
	APG SGA SA	13,792	3,143
	Leonteq AG	139,666	3,023
*,1	DocMorris AG	127,242	2,744
[1]	PIERER Mobility AG	124,607	2,342
	Investis Holding SA	15,355	1,888
*,1	Idorsia Ltd.	1,931,021	1,496

		Shares	Market Value ($000)
	TX Group AG	413	85
			24,699,921
Taiwan (5.6%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	337,536,748	11,264,649
	MediaTek Inc.	20,815,239	901,447
	Hon Hai Precision Industry Co. Ltd.	167,709,135	895,506
	Delta Electronics Inc.	30,369,649	395,718
	Fubon Financial Holding Co. Ltd.	114,249,910	320,035
	Quanta Computer Inc.	37,321,648	295,891
	CTBC Financial Holding Co. Ltd.	229,952,922	273,710
	Cathay Financial Holding Co. Ltd.	129,343,646	260,793
	ASE Technology Holding Co. Ltd.	45,395,461	235,626
	Mega Financial Holding Co. Ltd.	165,408,360	194,514
	Chunghwa Telecom Co. Ltd.	50,698,198	193,593
	United Microelectronics Corp.	160,365,905	191,189
	Asustek Computer Inc.	9,913,511	180,451
	E.Sun Financial Holding Co. Ltd.	213,073,701	179,690
	Yuanta Financial Holding Co. Ltd.	161,245,790	169,583
	Accton Technology Corp.	7,056,436	162,040
	Uni-President Enterprises Corp.	67,432,979	160,109
[1]	Novatek Microelectronics Corp.	8,051,121	126,524
	First Financial Holding Co. Ltd.	149,274,630	125,965
	Wistron Corp.	38,263,524	125,575
	KGI Financial Holding Co. Ltd.	220,815,115	115,430
	SinoPac Financial Holdings Co. Ltd.	165,650,382	114,020
	Largan Precision Co. Ltd.	1,337,346	110,513
	Realtek Semiconductor Corp.	6,675,988	109,959
	Hua Nan Financial Holdings Co. Ltd.	129,231,201	109,936
	Taiwan Cooperative Financial Holding Co. Ltd.	144,078,545	106,824
	Yageo Corp.	6,545,025	106,224
	Alchip Technologies Ltd.	1,081,520	100,614
	China Steel Corp.	159,032,247	97,326
	Wiwynn Corp.	1,452,000	95,719
	E Ink Holdings Inc.	11,090,378	93,088
	eMemory Technology Inc.	930,253	91,816
	Lite-On Technology Corp.	27,965,809	91,525
	TCC Group Holdings Co. Ltd.	93,144,758	90,029
[1]	Evergreen Marine Corp. Taiwan Ltd.	14,263,711	88,476
*	Shin Kong Financial Holding Co. Ltd.	228,901,929	85,240
	Hotai Motor Co. Ltd.	4,573,817	83,887
	Pegatron Corp.	28,638,541	83,326
[1]	International Games System Co. Ltd.	2,747,052	78,485
	Elite Material Co. Ltd.	4,266,298	78,312
	Unimicron Technology Corp.	18,285,661	76,248
*	PharmaEssentia Corp.	3,591,000	74,726
[1]	Asia Vital Components Co. Ltd.	4,434,998	74,672
	Chailease Holding Co. Ltd.	21,158,630	73,829
	Advantech Co. Ltd.	6,431,803	73,635
	Nan Ya Plastics Corp.	72,852,133	71,225
	Taiwan Mobile Co. Ltd.	20,787,541	69,789
	Shanghai Commercial & Savings Bank Ltd.	52,352,048	67,244
	Far EasTone Telecommunications Co. Ltd.	24,889,569	66,739
	Compal Electronics Inc.	57,061,652	62,935
	Chroma ATE Inc.	5,554,121	62,547
[1]	Jentech Precision Industrial Co. Ltd.	1,452,802	60,126
	Lotes Co. Ltd.	1,038,173	58,494
	President Chain Store Corp.	7,401,379	58,404
	Formosa Plastics Corp.	52,511,724	57,689
[1]	Gigabyte Technology Co. Ltd.	7,232,160	54,682
	Eva Airways Corp.	37,914,943	54,666
	Chang Hwa Commercial Bank Ltd.	98,312,126	54,289
	Silergy Corp.	4,624,644	53,738
[1]	Inventec Corp.	36,034,836	53,119
	Micro-Star International Co. Ltd.	9,614,460	52,623
	King Yuan Electronics Co. Ltd.	15,579,721	52,136
	Voltronic Power Technology Corp.	917,425	51,781
	Catcher Technology Co. Ltd.	8,488,062	50,978
	Yang Ming Marine Transport Corp.	24,501,962	50,276
	Airtac International Group	1,908,008	49,754

		Shares	Market Value ($000)
[1]	Global Unichip Corp.	1,224,525	48,553
	Acer Inc.	40,280,771	45,243
	ASPEED Technology Inc.	427,660	45,105
	Bizlink Holding Inc.	2,366,425	44,784
	Eclat Textile Co. Ltd.	2,788,128	44,420
	WPG Holdings Ltd.	20,783,420	44,389
	Innolux Corp.	104,615,241	44,315
	Asia Cement Corp.	34,165,955	42,537
	Synnex Technology International Corp.	18,999,184	40,835
	Formosa Chemicals & Fibre Corp.	47,915,437	40,812
	Vanguard International Semiconductor Corp.	14,210,369	40,730
	Tripod Technology Corp.	6,943,270	40,722
	King Slide Works Co. Ltd.	885,930	40,130
*	Tatung Co. Ltd.	29,733,778	39,341
	Far Eastern New Century Corp.	41,091,493	38,923
	Taiwan Business Bank	85,191,106	38,916
	Cheng Shin Rubber Industry Co. Ltd.	25,743,063	38,727
	Chicony Electronics Co. Ltd.	8,247,280	38,191
	Radiant Opto-Electronics Corp.	6,211,517	37,773
	Foxconn Technology Co. Ltd.	15,526,233	36,784
[1]	Globalwafers Co. Ltd.	3,553,436	36,621
	Hiwin Technologies Corp.	4,022,687	35,627
	ASMedia Technology Inc.	588,775	35,535
	United Integrated Services Co. Ltd.	2,263,603	34,885
	Pou Chen Corp.	31,171,366	34,570
	AUO Corp.	77,582,699	33,430
[1]	Phison Electronics Corp.	2,341,894	33,324
	Powertech Technology Inc.	9,517,231	33,034
	Compeq Manufacturing Co. Ltd.	15,503,494	32,396
	Highwealth Construction Corp.	25,076,798	32,374
	Zhen Ding Technology Holding Ltd.	8,878,214	31,801
	China Airlines Ltd.	40,407,442	31,752
	Makalot Industrial Co. Ltd.	2,948,650	31,214
	Taishin Financial Holding Co. Ltd.	57,385,573	30,461
[1]	Fortune Electric Co. Ltd.	1,798,100	30,418
	Taichung Commercial Bank Co. Ltd.	52,879,533	30,375
[1]	Wan Hai Lines Ltd.	12,934,274	29,653
	MPI Corp.	1,133,000	29,481
	Simplo Technology Co. Ltd.	2,415,139	29,319
	Chung-Hsin Electric & Machinery Manufacturing Corp.	6,198,593	29,019
[1]	Walsin Lihwa Corp.	38,160,022	28,393
	Gold Circuit Electronics Ltd.	4,307,846	28,310
	Mitac Holdings Corp.	12,739,570	27,830
	Ruentex Development Co. Ltd.	21,771,196	27,767
[1]	Feng TAY Enterprise Co. Ltd.	6,977,817	27,746
	Sino-American Silicon Products Inc.	7,810,540	27,687
	WT Microelectronics Co. Ltd.	8,177,360	27,567
	Teco Electric & Machinery Co. Ltd.	16,966,034	27,502
*	Powerchip Semiconductor Manufacturing Corp.	44,323,000	26,719
	Lien Hwa Industrial Holdings Corp.	17,291,924	25,995
	Nien Made Enterprise Co. Ltd.	1,943,202	25,509
	Taiwan High Speed Rail Corp.	29,297,487	24,338
	Sinbon Electronics Co. Ltd.	3,020,391	24,025
	TA Chen Stainless Pipe	22,639,994	23,419
	Parade Technologies Ltd.	1,058,732	22,416
	Shihlin Electric & Engineering Corp.	3,981,293	22,408
	Wistron NeWeb Corp.	5,173,441	22,218
	Capital Securities Corp.	27,687,508	21,679
	Tong Yang Industry Co. Ltd.	6,610,142	21,609
	Ruentex Industries Ltd.	10,299,322	21,571
	Formosa Petrochemical Corp.	19,193,003	21,109
	Faraday Technology Corp.	3,174,216	21,032
[1]	Goldsun Building Materials Co. Ltd.	15,468,982	20,813
[1]	Bora Pharmaceuticals Co. Ltd.	845,891	20,562
	IBF Financial Holdings Co. Ltd.	46,208,239	20,304
	King's Town Bank Co. Ltd.	13,043,696	20,254
	Qisda Corp.	19,001,660	20,048
	Acter Group Corp. Ltd.	1,447,168	19,917
	Lai Yih Footwear Co. Ltd.	1,327,000	19,910
	Topco Scientific Co. Ltd.	2,263,440	19,839

		Shares	Market Value ($000)
	Getac Holdings Corp.	5,491,752	19,766
	Giant Manufacturing Co. Ltd.	4,348,931	19,225
	Taiwan Hon Chuan Enterprise Co. Ltd.	3,921,575	19,217
*	Winbond Electronics Corp.	43,402,041	18,839
*	Elite Advanced Laser Corp.	1,836,862	18,350
[1]	AURAS Technology Co. Ltd.	986,000	18,284
*	HTC Corp.	10,256,079	18,262
[1]	Sanyang Motor Co. Ltd.	8,408,689	17,948
*	Win Semiconductors Corp.	5,625,163	17,617
	Tung Ho Steel Enterprise Corp.	8,401,069	17,368
	Taiwan Union Technology Corp.	3,481,239	17,233
[1]	EZconn Corp.	917,000	17,208
[1]	Jinan Acetate Chemical Co. Ltd.	674,827	17,168
	Fusheng Precision Co. Ltd.	1,691,000	16,834
[1]	AP Memory Technology Corp.	1,834,146	16,748
	Poya International Co. Ltd.	1,126,137	16,643
[1]	L&K Engineering Co. Ltd.	2,235,386	16,636
	Chipbond Technology Corp.	8,531,255	16,562
	Taiwan Fertilizer Co. Ltd.	10,303,225	16,334
	YFY Inc.	17,987,047	16,334
	Merida Industry Co. Ltd.	3,421,004	16,255
	Elan Microelectronics Corp.	3,578,344	16,105
[1]	Genius Electronic Optical Co. Ltd.	1,173,565	15,883
	Fositek Corp.	738,683	15,761
	LandMark Optoelectronics Corp.	991,155	15,587
	Kinik Co.	1,673,479	15,175
	Sercomm Corp.	3,935,250	14,899
	Macronix International Co. Ltd.	25,097,546	14,578
*,1	Nanya Technology Corp.	16,152,186	14,523
	Lotus Pharmaceutical Co. Ltd.	1,842,189	14,365
	Everlight Electronics Co. Ltd.	5,681,687	14,196
	XinTec Inc.	2,238,714	14,040
	Asia Optical Co. Inc.	2,939,519	13,915
	Shin Zu Shing Co. Ltd.	2,173,082	13,851
	VisEra Technologies Co. Ltd.	1,392,000	13,590
	Far Eastern International Bank	33,184,424	13,578
*	Nan Kang Rubber Tire Co. Ltd.	9,708,745	13,323
	Kinpo Electronics	17,684,193	13,245
	Arcadyan Technology Corp.	2,444,082	13,215
	Taiwan Secom Co. Ltd.	3,501,339	13,122
	Sigurd Microelectronics Corp.	6,161,585	13,056
	Nan Pao Resins Chemical Co. Ltd.	1,323,000	12,964
[1]	Visual Photonics Epitaxy Co. Ltd.	2,624,609	12,866
	Wisdom Marine Lines Co. Ltd.	6,774,487	12,835
	Taiwan Surface Mounting Technology Corp.	4,067,113	12,819
	Coretronic Corp.	5,201,212	12,666
[1]	Yulon Finance Corp.	3,637,728	12,577
	Nan Ya Printed Circuit Board Corp.	3,063,556	12,557
	Ennostar Inc.	8,906,740	12,555
[1]	Run Long Construction Co. Ltd.	11,563,729	12,541
[1]	Walsin Technology Corp.	4,469,615	12,497
	Gudeng Precision Industrial Co. Ltd.	870,969	12,432
*,1	Oneness Biotech Co. Ltd.	5,146,407	12,324
[1]	Yulon Motor Co. Ltd.	8,144,958	12,322
	Advanced Energy Solution Holding Co. Ltd.	339,450	12,273
	Foxsemicon Integrated Technology Inc.	1,324,131	12,233
[1]	Century Iron & Steel Industrial Co. Ltd.	2,505,000	12,170
	Supreme Electronics Co. Ltd.	6,661,396	12,164
	Depo Auto Parts Ind Co. Ltd.	1,870,025	12,149
	Ta Ya Electric Wire & Cable	9,701,828	12,083
	Huaku Development Co. Ltd.	3,572,841	12,042
	Great Wall Enterprise Co. Ltd.	7,644,455	11,977
	Solar Applied Materials Technology Corp.	6,545,689	11,920
	Pixart Imaging Inc.	1,631,804	11,890
	All Ring Tech Co. Ltd.	919,000	11,800
	Ardentec Corp.	5,645,391	11,789
*	China Petrochemical Development Corp.	51,616,204	11,679
[1]	Dynapack International Technology Corp.	1,876,479	11,642
	Ennoconn Corp.	1,343,996	11,576
[1]	momo.com Inc.	1,077,432	11,575

		Shares	Market Value ($000)
	Airoha Technology Corp.	568,000	11,512
	Eternal Materials Co. Ltd.	13,348,185	11,444
	Primax Electronics Ltd.	4,619,882	11,441
	Kinsus Interconnect Technology Corp.	3,898,758	11,356
	TXC Corp.	3,824,090	11,352
	Fitipower Integrated Technology Inc.	1,655,121	11,297
	Grand Process Technology Corp.	255,701	11,270
	Feng Hsin Steel Co. Ltd.	5,406,000	10,960
[1]	Silicon Integrated Systems Corp.	5,907,083	10,955
	Chunghwa Telecom Co. Ltd. ADR	277,613	10,782
	Yankey Engineering Co. Ltd.	748,600	10,739
[1]	LuxNet Corp.	1,469,000	10,703
	CTCI Corp.	8,839,642	10,637
	Shinkong Insurance Co. Ltd.	3,349,000	10,583
	Kaori Heat Treatment Co. Ltd.	1,188,344	10,486
	President Securities Corp.	13,206,690	10,454
	Universal Microwave Technology Inc.	763,000	10,423
	Gloria Material Technology Corp.	7,068,126	10,397
*	Mercuries Life Insurance Co. Ltd.	52,535,083	10,382
[1]	U-Ming Marine Transport Corp.	5,933,610	10,354
[1]	Transcend Information Inc.	3,939,325	10,311
	Raydium Semiconductor Corp.	874,000	10,247
	Far Eastern Department Stores Ltd.	15,133,887	10,174
	Chicony Power Technology Co. Ltd.	2,637,000	10,097
	Charoen Pokphand Enterprise	3,534,374	9,990
	Test Research Inc.	2,631,878	9,935
	Merry Electronics Co. Ltd.	3,081,590	9,840
	Tong Hsing Electronic Industries Ltd.	2,562,494	9,719
	Wah Lee Industrial Corp.	2,775,768	9,705
*	Lumosa Therapeutics Co. Ltd.	1,326,354	9,509
	AUO Corp. ADR	2,315,860	9,495
*,1	Taiwan Glass Industry Corp.	18,594,615	9,442
	Center Laboratories Inc.	7,597,352	9,341
	Shinkong Synthetic Fibers Corp.	20,301,312	9,305
	WinWay Technology Co. Ltd.	256,387	9,296
	Farglory Land Development Co. Ltd.	3,968,158	8,997
	Allis Electric Co. Ltd.	3,057,890	8,994
[1]	Sunonwealth Electric Machine Industry Co. Ltd.	3,033,000	8,898
	CyberPower Systems Inc.	840,000	8,849
[1]	China Motor Corp.	3,602,222	8,814
	Sitronix Technology Corp.	1,381,567	8,737
	ITE Technology Inc.	2,003,399	8,578
	Yieh Phui Enterprise Co. Ltd.	18,223,813	8,554
[1]	ADATA Technology Co. Ltd.	3,673,958	8,498
	O-Bank Co. Ltd.	28,145,547	8,494
[1]	AcBel Polytech Inc.	9,142,328	8,439
	Johnson Health Tech Co. Ltd.	1,460,092	8,350
	Posiflex Technology Inc.	818,612	8,269
	Sakura Development Co. Ltd.	5,112,360	8,269
	Systex Corp.	2,101,140	8,211
[1]	I-Chiun Precision Industry Co. Ltd.	2,630,016	8,206
*	Unitech Printed Circuit Board Corp.	8,865,693	8,149
[1]	C Sun Manufacturing Ltd.	1,404,090	8,067
[1]	FLEXium Interconnect Inc.	4,135,334	8,021
	Formosa Taffeta Co. Ltd.	13,932,498	8,001
	Via Technologies Inc.	2,800,909	7,953
	ChipMOS Technologies Inc.	8,240,348	7,887
[1]	Cheng Uei Precision Industry Co. Ltd.	3,777,595	7,801
	EVERGREEN Steel Corp.	2,910,000	7,795
	Pan Jit International Inc.	5,356,398	7,759
	Greatek Electronics Inc.	4,086,961	7,642
	Taiwan Cogeneration Corp.	6,142,810	7,634
	Cheng Loong Corp.	12,904,761	7,597
	Scientech Corp.	661,000	7,359
	Kindom Development Co. Ltd.	4,761,850	7,357
	Kenda Rubber Industrial Co. Ltd.	8,916,097	7,192
	Grape King Bio Ltd.	1,618,683	7,179
*	EirGenix Inc.	2,927,277	7,165
	Clevo Co.	4,622,546	7,155
	Wowprime Corp.	1,037,593	7,072

		Shares	Market Value ($000)
*	Microbio Co. Ltd.	7,347,733	7,052
[1]	Chung Hung Steel Corp.	11,952,000	7,020
	Chong Hong Construction Co. Ltd.	2,717,790	6,918
*	HannStar Display Corp.	28,315,793	6,901
[1]	Orient Semiconductor Electronics Ltd.	6,850,208	6,879
	Taiwan Sakura Corp.	2,699,006	6,832
	Taiwan Paiho Ltd.	3,352,592	6,820
*,1	RichWave Technology Corp.	1,130,337	6,793
	Fulgent Sun International Holding Co. Ltd.	1,592,102	6,778
[1]	Dynamic Holding Co. Ltd.	3,888,365	6,773
	Yungshin Construction & Development Co. Ltd.	1,774,142	6,767
*,1	TaiMed Biologics Inc.	2,605,263	6,680
	M31 Technology Corp.	348,276	6,669
	Ambassador Hotel	4,039,000	6,639
	TTY Biopharm Co. Ltd.	2,889,457	6,632
	Hotai Finance Co. Ltd.	2,716,120	6,620
	Chang Wah Electromaterials Inc.	4,974,000	6,584
[1]	Pegavision Corp.	587,542	6,577
	Sinon Corp.	4,851,000	6,564
	Tainan Spinning Co. Ltd.	15,711,940	6,557
	Standard Foods Corp.	6,140,849	6,547
	G Shank Enterprise Co. Ltd.	2,544,335	6,511
	Shiny Chemical Industrial Co. Ltd.	1,386,250	6,506
[1]	JSL Construction & Development Co. Ltd.	2,350,500	6,499
	Pan-International Industrial Corp.	5,297,613	6,485
[1]	Quanta Storage Inc.	2,115,136	6,448
	Allied Supreme Corp.	735,000	6,448
[1]	Ability Opto-Electronics Technology Co. Ltd.	1,061,703	6,428
	Hu Lane Associate Inc.	1,162,944	6,375
	Evergreen International Storage & Transport Corp.	6,943,793	6,346
	Elite Semiconductor Microelectronics Technology Inc.	3,426,717	6,250
	Cathay Real Estate Development Co. Ltd.	8,921,505	6,239
[1]	Nuvoton Technology Corp.	2,259,000	6,234
[1]	FocalTech Systems Co. Ltd.	2,696,403	6,223
	Global Mixed Mode Technology Inc.	904,342	6,195
	Chenbro Micom Co. Ltd.	782,000	6,167
	SDI Corp.	2,206,876	6,145
	Sporton International Inc.	996,138	6,129
	Hannstar Board Corp.	3,864,604	6,115
	Cleanaway Co. Ltd.	1,119,359	6,113
	China Steel Chemical Corp.	2,165,245	6,088
[1]	ITEQ Corp.	2,744,177	6,068
*,1	Andes Technology Corp.	523,000	6,068
	TSRC Corp.	9,769,009	6,062
	Chief Telecom Inc.	449,800	6,042
	Global Brands Manufacture Ltd.	3,011,799	6,015
	Kenmec Mechanical Engineering Co. Ltd.	2,363,363	6,005
	Chunghwa Precision Test Tech Co. Ltd.	247,368	5,968
	Marketech International Corp.	1,314,000	5,925
	BES Engineering Corp.	18,702,754	5,919
	Continental Holdings Corp.	6,581,000	5,913
[1]	Machvision Inc.	528,775	5,873
	Genesys Logic Inc.	1,122,000	5,870
	Promate Electronic Co. Ltd.	2,487,000	5,849
[1]	United Microelectronics Corp. ADR	1,006,015	5,815
[1]	ASROCK Inc.	823,000	5,730
[1]	Hota Industrial Manufacturing Co. Ltd.	3,152,801	5,679
	Wafer Works Corp.	7,569,898	5,662
*,1	Episil Technologies Inc.	4,212,233	5,659
	Nichidenbo Corp.	2,770,000	5,613
	Topkey Corp.	904,000	5,599
[1]	Solomon Technology Corp.	1,320,000	5,577
	Advanced Wireless Semiconductor Co.	1,950,030	5,572
	Delpha Construction Co. Ltd.	4,657,000	5,566
*	United Renewable Energy Co. Ltd.	18,199,408	5,529
	Gemtek Technology Corp.	5,598,668	5,519
	Weikeng Industrial Co. Ltd.	5,350,000	5,499
	UPI Semiconductor Corp.	817,000	5,425
[1]	Channel Well Technology Co. Ltd.	2,290,000	5,422
[1]	JPC connectivity Inc.	1,338,887	5,421

		Shares	Market Value ($000)
	Thinking Electronic Industrial Co. Ltd.	1,087,000	5,373
	Formosa International Hotels Corp.	894,756	5,349
[1]	Innodisk Corp.	861,776	5,336
	Ability Enterprise Co. Ltd.	3,016,904	5,300
	Materials Analysis Technology Inc.	709,000	5,256
*	TPK Holding Co. Ltd.	4,615,313	5,250
	Hsin Kuang Steel Co. Ltd.	3,657,403	5,243
	Brighton-Best International Taiwan Inc.	5,021,367	5,220
	Chin-Poon Industrial Co. Ltd.	4,752,799	5,197
	Evergreen Aviation Technologies Corp.	1,644,000	5,193
	Synmosa Biopharma Corp.	5,051,307	5,173
	D-Link Corp.	7,312,584	5,167
	Holy Stone Enterprise Co. Ltd.	1,936,982	5,119
*,1	Taiwan TEA Corp.	8,676,399	5,069
[1]	Nantex Industry Co. Ltd.	4,996,409	5,068
*	Sunplus Technology Co. Ltd.	5,845,752	4,980
	Syncmold Enterprise Corp.	1,701,099	4,925
[1]	Co-Tech Development Corp.	2,993,000	4,894
	Universal Cement Corp.	5,663,240	4,878
	Chang Wah Technology Co. Ltd.	4,694,000	4,862
	Kuo Toong International Co. Ltd.	2,996,809	4,849
*	Medigen Vaccine Biologics Corp.	3,201,336	4,792
	Adlink Technology Inc.	2,100,484	4,788
	Universal Vision Biotechnology Co. Ltd.	768,580	4,787
*	Lung Yen Life Service Corp.	2,968,221	4,775
*,1	Egis Technology Inc.	1,024,582	4,765
*	Grand Pacific Petrochemical	13,858,951	4,759
	AmTRAN Technology Co. Ltd.	8,740,211	4,749
	Anpec Electronics Corp.	936,000	4,735
*,1	OBI Pharma Inc.	2,701,353	4,717
	YungShin Global Holding Corp.	2,923,898	4,662
	TYC Brother Industrial Co. Ltd.	2,410,099	4,661
	Flytech Technology Co. Ltd.	1,646,785	4,652
	Taiwan Semiconductor Co. Ltd.	2,896,342	4,625
[1]	Forcecon Tech Co. Ltd.	1,116,000	4,617
	Ton Yi Industrial Corp.	10,059,324	4,602
*	CSBC Corp. Taiwan	10,025,257	4,591
	Soft-World International Corp.	1,221,372	4,578
	Taiwan-Asia Semiconductor Corp.	5,509,266	4,553
*	Phihong Technology Co. Ltd.	4,237,768	4,548
*	General Interface Solution Holding Ltd.	2,854,276	4,514
[1]	Shinfox Energy Co. Ltd.	1,307,000	4,504
	Oriental Union Chemical Corp.	9,872,474	4,440
*	International CSRC Investment Holdings Co.	11,477,159	4,430
	Great Tree Pharmacy Co. Ltd.	959,096	4,350
	Huang Hsiang Construction Corp.	2,243,571	4,283
	Zyxel Group Corp.	3,625,952	4,220
*,1	CyberTAN Technology Inc.	4,608,006	4,214
[1]	Actron Technology Corp.	871,577	4,160
	CMC Magnetics Corp.	14,021,253	4,144
*	Longchen Paper & Packaging Co. Ltd.	12,096,091	4,102
	TCI Co. Ltd.	1,163,788	4,087
	USI Corp.	11,509,641	4,075
	Kung Long Batteries Industrial Co. Ltd.	866,599	3,993
	Gamania Digital Entertainment Co. Ltd.	1,716,424	3,965
	Darfon Electronics Corp.	2,962,164	3,919
	TaiDoc Technology Corp.	894,645	3,893
	Xxentria Technology Materials Corp.	2,253,343	3,870
	PharmaEngine Inc.	1,321,477	3,870
	Sampo Corp.	4,491,497	3,835
*	Etron Technology Inc.	3,931,767	3,811
	St. Shine Optical Co. Ltd.	653,727	3,767
	Cub Elecparts Inc.	1,205,100	3,758
*	Ritek Corp.	9,200,658	3,732
[1]	ZillTek Technology Corp.	402,000	3,719
	Hung Sheng Construction Ltd.	5,152,107	3,716
	Dimerco Express Corp.	1,491,843	3,663
[1]	Everlight Chemical Industrial Corp.	5,648,329	3,636
	YC INOX Co. Ltd.	5,887,049	3,619
	Ichia Technologies Inc.	3,262,439	3,612

		Shares	Market Value ($000)
[1]	TSEC Corp.	6,996,803	3,610
	IEI Integration Corp.	1,549,669	3,609
	Sinyi Realty Inc.	4,160,300	3,548
	Altek Corp.	3,188,710	3,547
	Infortrend Technology Inc.	3,725,873	3,489
	Taiwan PCB Techvest Co. Ltd.	3,381,549	3,467
[1]	Alpha Networks Inc.	3,288,750	3,465
[1]	Weltrend Semiconductor	2,080,182	3,446
	Bank of Kaohsiung Co. Ltd.	9,730,292	3,439
*	Foresee Pharmaceuticals Co. Ltd.	1,443,310	3,393
	China Metal Products	3,659,113	3,349
	Advanced International Multitech Co. Ltd.	1,470,115	3,347
	China Bills Finance Corp.	7,225,028	3,315
	Firich Enterprises Co. Ltd.	3,544,652	3,315
	Advanced Ceramic X Corp.	682,971	3,299
[1]	Waffer Technology Corp.	1,789,294	3,239
	Taiflex Scientific Co. Ltd.	2,356,592	3,230
	FSP Technology Inc.	1,631,071	3,228
	T3EX Global Holdings Corp.	1,389,000	3,221
[1]	Taiwan Mask Corp.	2,181,000	3,199
*	Adimmune Corp.	4,704,575	3,192
*,1	RDC Semiconductor Co. Ltd.	536,120	3,178
	Holtek Semiconductor Inc.	2,150,952	3,172
	Gourmet Master Co. Ltd.	1,003,237	3,160
	Rechi Precision Co. Ltd.	3,849,896	3,152
	KMC Kuei Meng International Inc.	816,000	3,143
	Brogent Technologies Inc.	706,643	3,069
*	Apex International Co. Ltd.	2,966,167	3,059
	Ho Tung Chemical Corp.	12,421,141	3,044
	Chia Hsin Cement Corp.	5,767,720	3,015
	Kuo Yang Construction Co. Ltd.	4,785,000	2,997
[1]	Sincere Navigation Corp.	4,024,309	2,996
	Bioteque Corp.	795,525	2,977
*	Shining Building Business Co. Ltd.	9,371,769	2,968
	Chun Yuan Steel Industry Co. Ltd.	5,365,000	2,926
	Kaimei Electronic Corp.	1,416,200	2,926
	UPC Technology Corp.	10,826,277	2,911
*	Chung Hwa Pulp Corp.	5,873,818	2,910
	Wei Chuan Foods Corp.	5,351,507	2,909
	Namchow Holdings Co. Ltd.	1,909,971	2,900
*	China Man-Made Fiber Corp.	12,691,236	2,887
[1]	WUS Printed Circuit Co. Ltd.	2,058,785	2,879
*	Lealea Enterprise Co. Ltd.	11,161,721	2,875
	Mercuries & Associates Holding Ltd.	5,839,111	2,858
	Rich Development Co. Ltd.	9,359,885	2,763
*	Polaris Group	2,029,919	2,756
	Formosan Rubber Group Inc.	3,475,375	2,739
[1]	Nidec Chaun-Choung Technology Corp.	491,645	2,655
[1]	Tong-Tai Machine & Tool Co. Ltd.	3,070,126	2,644
*,1	Fittech Co. Ltd.	843,810	2,639
	Tyntek Corp.	4,134,095	2,633
[1]	Motech Industries Inc.	4,135,988	2,581
*	Career Technology MFG. Co. Ltd.	5,731,270	2,580
	KEE TAI Properties Co. Ltd.	6,022,988	2,560
	Sunny Friend Environmental Technology Co. Ltd.	1,012,675	2,548
	Hong Pu Real Estate Development Co. Ltd.	2,672,931	2,540
	ScinoPharm Taiwan Ltd.	3,679,946	2,501
	Amazing Microelectronic Corp.	993,526	2,493
[1]	Lingsen Precision Industries Ltd.	4,740,421	2,484
	Sensortek Technology Corp.	348,000	2,459
	Radium Life Tech Co. Ltd.	7,636,336	2,433
	Sonix Technology Co. Ltd.	1,963,316	2,424
	Tung Thih Electronic Co. Ltd.	939,929	2,413
	Panion & BF Biotech Inc.	957,163	2,389
	Chlitina Holding Ltd.	725,231	2,388
	Speed Tech Corp.	1,513,000	2,378
[1]	Darwin Precisions Corp.	6,185,570	2,361
	Asia Polymer Corp.	5,358,624	2,353
	Savior Lifetec Corp.	3,838,851	2,345
	Zeng Hsing Industrial Co. Ltd.	718,774	2,337

		Shares	Market Value ($000)
[1]	Formosa Sumco Technology Corp.	849,000	2,322
[1]	China General Plastics Corp.	6,031,597	2,300
	91APP Inc.	847,931	2,275
	Swancor Holding Co. Ltd.	852,426	2,225
	Ultra Chip Inc.	1,008,000	2,175
	Iron Force Industrial Co. Ltd.	754,907	2,139
*	Federal Corp.	3,746,195	2,077
*	Taiwan Styrene Monomer	6,733,977	2,070
[1]	CHC Healthcare Group	1,529,222	2,066
*	First Steamship Co. Ltd.	9,563,441	2,055
	TA-I Technology Co. Ltd.	1,490,535	2,028
[1]	Elitegroup Computer Systems Co. Ltd.	2,932,479	1,973
	China Electric Manufacturing Corp.	4,291,227	1,944
	AGV Products Corp.	5,439,983	1,928
*	PChome Online Inc.	1,485,259	1,913
*	Li Peng Enterprise Co. Ltd.	8,547,714	1,847
*	HannsTouch Holdings Co.	7,279,304	1,847
	Cenra Inc.	1,615,883	1,824
*	Gigastorage Corp.	4,381,817	1,809
	Rexon Industrial Corp. Ltd.	1,880,000	1,788
	Senao International Co. Ltd.	1,693,253	1,684
	Globe Union Industrial Corp.	3,772,405	1,598
	Cyberlink Corp.	518,066	1,521
*	Medigen Biotechnology Corp.	1,500,797	1,484
*	Yeong Guan Energy Technology Group Co. Ltd.	1,309,515	1,459
	Taiyen Biotech Co. Ltd.	1,462,580	1,417
	Basso Industry Corp.	1,097,339	1,399
*	ALI Corp.	1,370,017	1,371
*	Taigen Biopharmaceuticals Holdings Ltd.	4,042,526	1,329
*	Dyaco International Inc.	1,320,930	1,261
	VIA Labs Inc.	348,000	1,252
*	Newmax Technology Co. Ltd.	1,553,000	1,178
	Nan Liu Enterprise Co. Ltd.	582,000	1,161
*	Shin Foong Specialty & Applied Materials Co. Ltd.	692,361	1,156
	Sheng Yu Steel Co. Ltd.	1,424,732	1,048
*	Gigasolar Materials Corp.	484,825	1,036
*	Zinwell Corp.	2,275,006	1,021
	Yulon Nissan Motor Co. Ltd.	291,842	632
	Lian HWA Food Corp.	46,000	205
*,3	Taiwan Land Development Corp.	448,935	—
*,3	Pharmally International Holding Co. Ltd.	868,039	—
			25,030,385
Thailand (0.5%)
	PTT PCL (Foreign)	200,536,465	187,094
	Delta Electronics Thailand PCL (Foreign)	39,190,810	145,440
	Advanced Info Service PCL (Foreign)	15,658,825	131,632
	CP ALL PCL (Foreign)	83,652,300	128,784
	Kasikornbank PCL (Foreign)	24,588,929	116,902
	Bangkok Dusit Medical Services PCL (Foreign)	164,477,467	114,545
	Airports of Thailand PCL (Foreign)	60,267,764	98,488
	SCB X PCL (Foreign)	23,609,153	87,483
	PTT Exploration & Production PCL (Foreign)	19,336,917	72,801
	Gulf Energy Development PCL (Foreign)	42,110,003	71,819
	Central Pattana PCL (Foreign)	43,847,311	68,674
	Krung Thai Bank PCL (Foreign)	86,388,591	58,592
*	True Corp. PCL (Foreign)	146,882,836	50,823
	Siam Cement PCL (Foreign)	10,835,647	49,343
	Bumrungrad Hospital PCL (Foreign)	7,962,943	42,412
	Charoen Pokphand Foods PCL (Foreign)	62,207,012	40,534
	Minor International PCL (Foreign)	55,940,901	39,702
	Central Retail Corp. PCL (Foreign)	38,981,322	38,223
	Bangkok Bank PCL (Foreign)	8,077,564	36,863
	TMBThanachart Bank PCL (Foreign)	605,088,474	35,489
	Intouch Holdings PCL (Foreign)	12,169,867	35,059
*	BTS Group Holdings PCL (Foreign)	144,488,234	26,256
	Tisco Financial Group PCL (Foreign)	8,239,709	24,331
	Krungthai Card PCL (Foreign)	14,528,139	21,813
	Bangkok Expressway & Metro PCL (Foreign)	103,189,886	20,617
	Home Product Center PCL (Foreign)	78,607,061	20,304

		Shares	Market Value ($000)
	Banpu PCL (Foreign)	123,506,612	18,250
	Digital Telecommunications Infrastructure Fund	73,168,489	18,224
[1]	PTT Global Chemical PCL (Foreign)	28,636,581	18,185
	CP Axtra PCL (Foreign)	21,911,788	17,311
	Indorama Ventures PCL (Foreign)	24,787,583	16,847
	Thai Union Group PCL (Foreign)	46,858,260	16,637
	Thanachart Capital PCL (Foreign)	10,925,502	16,114
	Land & Houses PCL (Foreign)	115,803,388	15,770
	WHA Corp. PCL (Foreign)	103,406,915	14,553
	Srisawad Corp. PCL (Foreign)	12,760,216	13,918
	Ratch Group PCL (Foreign)	16,290,454	13,744
[1]	PTT Oil & Retail Business PCL (Foreign)	38,800,783	13,314
	Kiatnakin Phatra Bank PCL (Foreign)	8,303,420	12,804
	Muangthai Capital PCL (Foreign)	9,372,631	12,102
[1]	Thai Oil PCL (Foreign)	15,589,849	11,988
	Bangchak Corp. PCL (Foreign)	11,722,950	11,931
	Sansiri PCL (Foreign)	227,248,521	11,514
	CPN Retail Growth Leasehold REIT	31,629,988	11,346
	Electricity Generating PCL (Foreign)	3,373,038	11,151
	Com7 PCL (Foreign)	16,834,714	10,927
	Thai Life Insurance PCL (Foreign)	35,086,100	10,904
	Carabao Group PCL (Foreign)	4,733,106	9,876
	Berli Jucker PCL (Foreign)	14,397,428	9,489
	Asset World Corp. PCL (Foreign)	100,963,298	9,429
	Osotspa PCL (Foreign)	19,458,183	9,330
	Ngern Tid Lor PCL (Foreign)	18,651,719	9,140
	KCE Electronics PCL (Foreign)	13,941,175	9,029
	Global Power Synergy PCL (Foreign)	9,827,776	8,909
	Amata Corp. PCL (Foreign)	11,735,975	8,700
	Supalai PCL (Foreign)	17,266,563	8,592
	3BB Internet Infrastructure Fund	52,939,954	8,240
	SCG Packaging PCL (Foreign)	16,769,109	8,179
	Plan B Media PCL (Foreign)	34,949,355	7,461
	Bangkok Airways PCL (Foreign)	13,463,493	7,453
	Central Plaza Hotel PCL (Foreign)	8,848,352	7,402
	AP Thailand PCL (Foreign)	31,125,770	7,323
	Siam Global House PCL (Foreign)	23,939,094	7,063
	CH Karnchang PCL (Foreign)	14,337,448	7,013
*	VGI PCL (Foreign)	73,410,914	6,576
	Hana Microelectronics PCL (Foreign)	9,173,853	6,371
	Bangkok Chain Hospital PCL (Foreign)	14,811,030	6,287
*	Jasmine Technology Solution PCL (Foreign)	3,903,801	6,215
	Sri Trang Agro-Industry PCL (Foreign)	12,537,871	5,812
	Thailand Future Fund	31,039,989	5,808
	TTW PCL (Foreign)	20,052,231	5,325
	Betagro PCL (Foreign)	10,196,700	5,259
	B Grimm Power PCL (Foreign)	11,684,752	5,241
	Chularat Hospital PCL (Foreign)	80,752,652	5,221
	Tipco Asphalt PCL (Foreign)	9,574,967	5,139
	IRPC PCL (Foreign)	142,880,724	4,779
	I-TAIL Corp. PCL (Foreign)	9,310,600	4,685
	Mega Lifesciences PCL (Foreign)	4,817,756	4,503
	AEON Thana Sinsap Thailand PCL (Foreign)	1,293,568	4,441
	Quality Houses PCL (Foreign)	86,171,943	4,369
	Thonburi Healthcare Group PCL (Foreign)	10,799,727	4,354
	CK Power PCL (Foreign)	50,179,219	4,316
[1]	Energy Absolute PCL (Foreign)	46,405,288	4,226
	Bangkok Commercial Asset Management PCL (Foreign)	24,436,590	4,154
	JMT Network Services PCL (Foreign)	9,248,417	4,004
	Thai Vegetable Oil PCL (Foreign)	6,151,102	3,834
	Jaymart Group Holdings PCL (Foreign)	11,742,487	3,774
[1]	Dohome PCL (Foreign)	16,132,593	3,512
	MBK PCL (Foreign)	6,498,238	3,504
	Dhipaya Group Holdings PCL (Foreign)	5,480,972	3,286
[1]	Stecon Group PCL (Foreign)	18,804,201	3,267
	Star Petroleum Refining PCL (Foreign)	20,698,132	3,239
	Gunkul Engineering PCL (Foreign)	54,986,495	3,224
	Sri Trang Gloves Thailand PCL (Foreign)	13,278,196	3,198
	Thaicom PCL (Foreign)	9,356,978	3,153
	TPI Polene Power PCL (Foreign)	35,880,912	3,131

		Shares	Market Value ($000)
*	Jasmine International PCL (Foreign)	51,254,218	2,957
	Major Cineplex Group PCL (Foreign)	7,053,479	2,932
	Thoresen Thai Agencies PCL (Foreign)	21,934,991	2,896
	Bangchak Sriracha PCL (Foreign)	17,097,553	2,705
	Bangkok Land PCL (Foreign)	168,784,895	2,607
[1]	TQM Alpha PCL (Foreign)	4,551,553	2,566
	TOA Paint Thailand PCL (Foreign)	7,041,960	2,528
	Thaifoods Group PCL (Foreign)	26,922,005	2,521
	Bangkok Life Assurance PCL (Foreign)	4,576,915	2,444
	Banpu Power PCL (Foreign)	8,776,437	2,239
	Taokaenoi Food & Marketing PCL (Foreign)	8,589,793	2,097
	GFPT PCL (Foreign)	6,914,695	1,886
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT	9,994,778	1,781
	BCPG PCL (Foreign)	9,205,174	1,760
	BEC World PCL (Foreign)	14,436,704	1,746
	Precious Shipping PCL (Foreign)	9,617,197	1,737
*,1	Singer Thailand PCL (Foreign)	8,473,740	1,685
	PTG Energy PCL (Foreign)	7,578,677	1,673
	Forth Corp. PCL (Foreign)	6,007,006	1,591
	Pruksa Holding PCL (Foreign)	7,540,784	1,432
	SPCG PCL (Foreign)	5,675,234	1,355
	Bangkok Life Assurance PCL NVDR	2,504,531	1,338
	Ratchthani Leasing PCL (Foreign)	31,521,893	1,214
	MK Restaurants Group PCL (Foreign)	2,302,940	1,204
*	Super Energy Corp. PCL (Foreign)	180,057,966	1,177
	LPN Development PCL (Foreign)	16,956,576	1,107
*,1,3	Thai Airways International PCL (Foreign)	13,550,615	1,024
*	Beyond Securities PCL (Foreign)	39,442,402	851
*	Pruksa Real Estate PCL (Foreign)	7,721,100	734
	TPI Polene PCL (Foreign)	20,501,661	609
	Vibhavadi Medical Center PCL (Foreign)	7,342,209	412
	Ramkhamhaeng Hospital PCL (Foreign)	507,757	323
*	SKY ICT PCL (Foreign)	500,097	311
	Siam City Cement PCL (Foreign)	57,200	274
	WHA Premium Growth Freehold & Leasehold REIT	608,975	181
*	Italian-Thai Development PCL (Foreign)	5,861,372	80
			2,404,369
Turkey (0.3%)
[1]	BIM Birlesik Magazalar A/S	6,168,718	94,636
[1]	Akbank TAS	43,268,678	78,202
*,1	Turk Hava Yollari AO	7,686,095	67,855
[1]	KOC Holding A/S	11,883,566	56,334
[1]	Haci Omer Sabanci Holding A/S	18,974,768	52,850
[1]	Turkcell Iletisim Hizmetleri A/S	16,541,363	49,748
[1]	Turkiye Petrol Rafinerileri A/S	12,438,556	48,935
[1]	Turkiye Is Bankasi A/S Class C	108,685,970	42,865
[1]	Aselsan Elektronik Sanayi ve Ticaret A/S	16,722,785	41,337
[1]	Yapi ve Kredi Bankasi A/S	46,040,844	39,396
[1]	Enka Insaat ve Sanayi A/S	24,722,640	33,526
[1]	Turkiye Garanti Bankasi A/S	8,300,453	29,458
[1]	Eregli Demir ve Celik Fabrikalari TAS	47,015,246	29,396
[1]	Ford Otomotiv Sanayi A/S	890,323	23,076
[1]	Turkiye Sise ve Cam Fabrikalari A/S	19,752,745	20,908
[1]	Migros Ticaret A/S	1,250,314	20,371
*,1	TAV Havalimanlari Holding A/S	2,464,046	19,082
[1]	Coca-Cola Icecek A/S	11,427,533	18,148
*	Pegasus Hava Tasimaciligi A/S	2,753,507	17,977
*,1	Sasa Polyester Sanayi A/S	142,208,296	14,505
	AG Anadolu Grubu Holding A/S	1,549,619	12,981
[1]	Astor Transformator Enerji Turizm Insaat ve Petrol Sanayi Ticaret A/S Class B	3,866,121	12,684
*,1	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	27,553,477	11,727
*,2	MLP Saglik Hizmetleri A/S Class B	1,067,009	11,680
*,1	Arcelik A/S	3,021,032	10,677
[1]	Tofas Turk Otomobil Fabrikasi A/S	1,665,205	10,324
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	19,387,482	10,251
*,1	Turk Telekomunikasyon A/S	7,273,324	10,245
[1]	Anadolu Efes Biracilik ve Malt Sanayii A/S Class B	2,260,933	10,178
*,1	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	13,061,401	9,921
*	Anadolu Anonim Turk Sigorta Sirketi	2,964,904	9,130

		Shares	Market Value ($000)
*,1	Oyak Cimento Fabrikalari A/S	13,449,726	9,099
	Is Yatirim Menkul Degerler A/S	7,093,685	8,849
*,1	Petkim Petrokimya Holding A/S	17,327,666	8,448
*,1	Gubre Fabrikalari TAS	1,131,844	8,430
*,1	Turk Altin Isletmeleri A/S	13,233,720	8,321
[1,2]	Mavi Giyim Sanayi ve Ticaret A/S Class B	4,038,458	7,987
*,1	Ulker Biskuvi Sanayi A/S	2,292,079	7,698
[1]	Cimsa Cimento Sanayi ve Ticaret A/S	4,747,726	7,055
[1]	Turk Traktor ve Ziraat Makineleri A/S	368,461	7,045
*	Turkiye Sinai Kalkinma Bankasi A/S	17,781,287	6,745
*,1	Turkiye Vakiflar Bankasi TAO	8,785,591	6,714
	Turkiye Sigorta A/S	13,406,077	6,706
	Nuh Cimento Sanayi A/S	836,963	6,450
	Otokar Otomotiv ve Savunma Sanayi A/S	534,708	6,141
	Aksa Akrilik Kimya Sanayii A/S	18,980,160	6,110
[1,2]	Enerjisa Enerji A/S	3,426,412	5,844
*,1	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret A/S	524,208	5,748
[1]	Dogus Otomotiv Servis ve Ticaret A/S	1,035,761	5,436
	Borusan Yatirim ve Pazarlama A/S	104,014	5,217
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	2,654,034	5,139
*,1	Hektas Ticaret TAS	50,078,268	5,035
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	12,181,321	5,030
	Ahlatci Dogal Gaz Dagitim Enerji ve Yatirim A/S	9,060,688	4,861
[1]	Alarko Holding A/S	2,008,440	4,820
[1]	Dogan Sirketler Grubu Holding A/S	12,493,093	4,728
[1]	Sok Marketler Ticaret A/S	4,306,709	4,671
*	Ral Yatirim Holding A/S	406,085	4,563
*	BatiSoke Soke Cimento Sanayii TAS	12,345,600	4,557
*	Baticim Bati Anadolu Cimento Sanayii A/S	36,157,873	4,413
*	Tekfen Holding A/S	2,463,567	4,375
	Aksa Enerji Uretim A/S Class B	3,665,540	4,201
*	Bera Holding A/S	8,820,343	4,196
*,1	Turkiye Halk Bankasi A/S	7,344,874	4,167
	EGE Endustri ve Ticaret A/S	15,763	4,160
*	Albaraka Turk Katilim Bankasi A/S	20,162,297	4,025
*	Reysas Gayrimenkul Yatirim Ortakligi A/S	8,541,842	3,798
[1]	Kontrolmatik Enerji ve Muhendislik A/S	3,703,593	3,691
	Enerya Enerji A/S	577,394	3,658
	GEN Ilac ve Saglik Urunleri Sanayi ve Ticaret A/S	1,108,865	3,635
	Akcansa Cimento A/S	582,443	3,385
*	NET Holding A/S	2,660,790	3,286
	AKIS Gayrimenkul Yatirimi A/S	16,429,469	3,282
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	1,973,753	3,281
	TAB Gida Sanayi ve Ticaret A/S	725,208	3,281
*	YEO Teknoloji Enerji ve Endustri A/S	2,084,537	3,176
	Aygaz A/S	715,859	3,174
	Yeni Gimat Gayrimenkul Ortakligi A/S	1,631,233	3,144
*,1	Vestel Elektronik Sanayi ve Ticaret A/S	1,826,477	3,118
*	Is Gayrimenkul Yatirim Ortakligi A/S	5,666,425	3,090
	LDR Turizm A/S	706,760	3,035
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	2,424,266	3,026
*	Investco Holding A/S	513,891	3,025
	Global Yatirim Holding A/S	6,111,788	2,997
	Logo Yazilim Sanayi ve Ticaret A/S	889,826	2,984
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S	1,524,878	2,970
*,1	MIA Teknoloji A/S	2,861,169	2,962
*	Girsim Elektrik Sanayi Taahut ve Ticaret A/S	2,073,881	2,959
*	Lydia Yesil Enerji Kaynaklari Anonimsirketi	9,533	2,915
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	5,675,636	2,888
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	4,392,148	2,719
*	Kiler Holding A/S	3,321,530	2,690
*,1	Zorlu Enerji Elektrik Uretim A/S	23,174,631	2,633
*,1	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	16,641,247	2,616
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	2,115,262	2,605
*	Europower Enerji ve Otomasyon Teknolojileri Sanayi Ticaret A/S	2,507,719	2,573
	Bursa Cimento Fabrikasi A/S	10,863,079	2,559
	Anadolu Hayat Emeklilik A/S	921,567	2,556
*	Margun Enerji Uretim Sanayi ve Ticaret A/S	3,869,756	2,481
	Alfa Solar Enerji Sanayi ve Ticaret A/S	1,179,425	2,418
*	Akfen Yenilenebilir Enerji A/S	4,764,579	2,386

		Shares	Market Value ($000)
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	1,039,046	2,251
*,1	Reeder Teknoloji Sanayi ve Ticaret A/S	5,907,832	2,233
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	25,806,074	2,187
*	Konya Cimento Sanayii A/S	11,935	2,112
	Iskenderun Demir ve Celik A/S	1,996,079	2,081
*	Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim A/S	1,320,007	2,043
	Kocaer Celik Sanayi ve Ticaret A/S	6,084,965	2,039
	Escar Turizm Tasimacilik Ticaret A/S	1,609,515	2,036
	Sekerbank Turk A/S	18,053,886	2,031
	CW Enerji Muhendislik Ticaret ve Sanayi A/S	3,607,923	2,009
*	Kayseri Seker Fabrikasi A/S	3,844,799	1,935
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	4,574,198	1,934
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	1,962,094	1,914
	Galata Wind Enerji A/S	2,414,520	1,914
*	Aksigorta A/S	8,479,628	1,899
	Celebi Hava Servisi A/S	35,088	1,882
*	Politeknik Metal Sanayi ve Ticaret A/S	9,847	1,863
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A/S	152,024	1,791
*	Karsan Otomotiv Sanayii ve Ticaret A/S	5,206,753	1,745
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	2,064,346	1,732
*	Link Bilgisayar Sistemleri Yazilimi ve Donanimi Sanayi ve Ticaret A/S	125,789	1,688
*	Fenerbahce Futbol A/S	1,142,500	1,678
*	Ozak Gayrimenkul Yatirim Ortakligi	4,953,234	1,636
*	Can2 Termik A/S	38,315,410	1,633
*	Altinay Savunma Teknolojileri A/S	763,182	1,625
*	Tumosan Motor ve Traktor Sanayi A/S	518,513	1,618
*	Vakif Gayrimenkul Yatirim Ortakligi A/S	27,190,495	1,557
	Ebebek Magazacilik A/S Class B	911,273	1,528
*	Tukas Gida Sanayi ve Ticaret A/S	8,715,960	1,520
*	Biotrend Cevre ve Enerji Yatirimlari A/S	3,661,701	1,495
	Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S	1,541,421	1,463
	Eczacibasi Yatirim Holding Ortakligi A/S	274,680	1,446
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	608,681	1,431
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	1,849,225	1,414
*	Is Finansal Kiralama A/S	3,871,593	1,410
*	Kordsa Teknik Tekstil A/S	731,090	1,387
	Katilimevim Tasarruf Finansman A/S	820,323	1,357
	Polisan Holding A/S	4,414,059	1,350
	SUN Tekstil Sanayi ve Ticaret A/S	1,313,109	1,343
*	Europen Endustri Insaat Sanayi ve Ticaret A/S	10,871,727	1,295
*	Kerevitas Gida Sanayi ve Ticaret A/S	3,400,800	1,223
*	Agrotech Yueksek Teknoloji ve Yatirim A/S	4,253,460	1,188
*	Yayla Agro Gida Sanayi ve Nakliyat A/S	4,486,738	1,183
	Aydem Yenilenebilir Enerji A/S	1,902,238	1,176
*	Izdemir Enerji Elektrik Uretim A/S	9,325,736	1,154
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	2,633,906	1,145
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A/S Class C	649,887	1,121
	Kervan Gida Sanayi ve Ticaret A/S Class B	18,381,492	1,099
*	Izmir Demir Celik Sanayi A/S	6,600,386	968
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A/S	6,659,195	964
*	Oyak Yatirim Menkul Degerler A/S	1,033,783	962
*	Karel Elektronik Sanayi ve Ticaret A/S	3,707,850	957
	Kimteks Poliuretan Sanayi ve Ticaret A/S	1,729,540	878
*	Kartonsan Karton Sanayi ve Ticaret A/S	262,763	860
*	Tat Gida Sanayi A/S	2,418,302	850
*	Qua Granite Hayal	8,411,183	806
*	Peker Gayrimenkul Yatirim Ortakligi A/S	20,540,746	790
	Suwen Tekstil Sanayi Pazarlama A/S	1,267,005	764
*	Bagfas Bandirma Gubre Fabrikalari A/S	1,099,626	681
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	4,523,760	656
*	Erciyas Celik Boru Sanayi A/S	233,358	576
*	Imas Makina Sanayi A/S	6,420,500	493
*	Marti Otel Isletmeleri A/S	5,601,357	489
			1,320,871
United Arab Emirates (0.5%)
	Emaar Properties PJSC	94,407,603	346,505
	First Abu Dhabi Bank PJSC	62,000,547	245,260
	Emirates Telecommunications Group Co. PJSC	48,836,924	227,263
	Emirates NBD Bank PJSC	25,360,175	143,948

		Shares	Market Value ($000)
	Abu Dhabi Commercial Bank PJSC	40,861,910	133,168
	Aldar Properties PJSC	51,387,855	106,914
	Abu Dhabi Islamic Bank PJSC	20,420,297	86,685
	Dubai Islamic Bank PJSC	40,663,112	85,079
	Dubai Electricity & Water Authority PJSC	121,458,059	84,660
	Alpha Dhabi Holding PJSC	19,498,761	60,498
	ADNOC Drilling Co. PJSC	34,820,109	51,180
*	Modon Holding PSC	47,092,629	43,667
	Emaar Development PJSC	11,825,176	42,234
	Abu Dhabi National Oil Co. for Distribution PJSC	40,213,442	39,360
*	Multiply Group PJSC	67,103,350	38,522
	Salik Co. PJSC	26,146,067	34,468
*	Pure Health Holding PJSC	35,002,569	33,541
	Borouge plc	41,985,208	28,229
	ADNOC Logistics & Services	19,802,743	27,914
	Air Arabia PJSC	32,067,884	26,952
	Americana Restaurants International plc - Foreign Co. (XADS)	37,919,557	24,230
*	Talabat Holding plc	54,942,140	21,241
	NMDC Group PJSC	2,961,514	20,324
	Dubai Investments PJSC	29,183,391	17,225
*	Abu Dhabi Ports Co. PJSC	12,226,826	16,478
*	Dana Gas PJSC	78,856,435	16,306
*	Apex Investment Co. PSC	12,832,771	16,303
	Agility Global plc	43,611,143	15,670
	Emirates Central Cooling Systems Corp.	27,811,774	13,236
	GFH Financial Group BSC	40,390,962	12,860
	Parkin Co. PJSC	10,512,734	12,625
	Fertiglobe plc	16,353,891	11,039
	Dubai Financial Market PJSC	22,265,704	8,903
*	Lulu Retail Holdings plc	16,374,550	8,114
*	Aramex PJSC	10,277,089	7,914
*	Space42 plc	14,215,471	7,891
	Agthia Group PJSC	4,269,356	7,168
*	Ajman Bank PJSC	15,048,066	6,956
	RAK Properties PJSC	20,664,273	6,792
	Burjeel Holdings plc	11,967,171	6,507
	Amanat Holdings PJSC	17,416,539	5,116
*	Phoenix Group plc	14,029,872	4,610
*	Ghitha Holding PJSC	554,585	3,724
*	AL Seer Marine Supplies & Equipment Co. LLC	3,328,421	3,419
*	Gulf Navigation Holding PJSC	1,520,543	2,184
	Abu Dhabi National Hotels	10,418,107	1,668
	Americana Restaurants International plc - Foreign Co.	2,199,713	1,436
*,3	Arabtec Holding PJSC	11,126,461	—
			2,165,986
United Kingdom (9.4%)
	AstraZeneca plc	21,039,697	2,953,461
	Shell plc	86,940,918	2,854,684
	HSBC Holdings plc	255,042,575	2,663,696
	Unilever plc	34,596,548	1,981,588
	RELX plc	26,247,373	1,303,352
	BP plc	226,252,421	1,170,471
	British American Tobacco plc	28,020,221	1,111,730
	London Stock Exchange Group plc	6,975,547	1,038,017
	GSK plc	56,154,755	978,193
	CRH plc	9,529,945	942,917
	Diageo plc	31,222,225	930,124
	Rio Tinto plc	15,010,057	903,934
*	Rolls-Royce Holdings plc	119,450,492	890,641
	National Grid plc	68,608,885	832,312
	Compass Group plc	23,902,296	823,539
	Barclays plc	203,329,887	745,204
	Glencore plc	170,709,948	737,544
*	Flutter Entertainment plc	2,486,659	666,850
	Lloyds Banking Group plc	858,743,905	660,259
	BAE Systems plc	42,633,576	644,459
	Reckitt Benckiser Group plc	9,691,426	640,882
	Experian plc	12,876,879	634,311
	3i Group plc	13,033,271	626,162

		Shares	Market Value ($000)
	Haleon plc	115,668,522	539,156
	NatWest Group plc	97,871,338	521,817
	Anglo American plc	17,471,300	511,581
	Tesco plc	95,518,996	439,616
	Ashtead Group plc	6,130,153	399,514
	Imperial Brands plc	11,805,143	398,160
	Smurfit WestRock plc	7,217,585	382,589
	Standard Chartered plc	28,366,034	381,510
	Prudential plc	37,707,193	313,797
	SSE plc	15,329,020	308,811
	InterContinental Hotels Group plc	2,227,348	296,998
	Vodafone Group plc	295,556,215	251,798
	Legal & General Group plc	82,796,970	247,243
	Aviva plc	37,931,753	240,432
	Sage Group plc	14,075,217	233,923
	Next plc	1,650,495	202,862
	Bunzl plc	4,693,024	199,767
	Informa plc	18,665,902	199,173
	Halma plc	5,311,878	198,990
	Rentokil Initial plc	35,348,915	173,123
	Segro plc	18,927,536	167,349
	Smith & Nephew plc	12,277,358	155,691
	Pearson plc	9,360,826	155,303
[1]	BT Group plc	88,463,558	155,046
*	Wise plc Class A	10,511,466	144,822
	WPP plc	15,039,872	142,971
	Intertek Group plc	2,258,136	142,418
	International Consolidated Airlines Group SA	32,816,080	136,846
	Admiral Group plc	4,083,652	136,437
	Melrose Industries plc	17,983,180	135,721
	Centrica plc	72,552,988	127,512
	Smiths Group plc	4,871,104	124,068
[2]	Auto Trader Group plc	12,529,846	122,039
	United Utilities Group plc	9,575,918	120,993
	Marks & Spencer Group plc	28,548,498	118,265
	Severn Trent plc	3,707,956	115,804
	Weir Group plc	3,649,011	108,853
	Intermediate Capital Group plc	3,700,065	107,815
	Barratt Redrow plc	19,167,548	107,371
	Diploma plc	1,879,532	105,240
	Associated British Foods plc	4,423,457	103,795
	Spirax Group plc	1,040,489	103,449
	Antofagasta plc	4,857,919	103,009
	St. James's Place plc	7,685,449	99,801
	Coca-Cola HBC AG	2,870,418	99,645
	Mondi plc	6,195,870	96,443
	DCC plc	1,383,578	95,401
	Beazley plc	9,007,661	93,007
	Rightmove plc	11,144,488	91,707
	IMI plc	3,605,123	89,199
	Whitbread plc	2,510,785	87,091
	J Sainsbury plc	26,652,564	83,709
	Games Workshop Group plc	461,737	82,997
	Croda International plc	1,963,410	80,871
	M&G plc	30,585,562	78,793
	Kingfisher plc	25,672,536	77,994
	Howden Joinery Group plc	7,694,580	77,773
	Land Securities Group plc	10,427,118	75,199
	Entain plc	8,548,795	74,228
	Taylor Wimpey plc	49,652,249	73,535
	Burberry Group plc	4,985,384	72,863
	Hargreaves Lansdown plc	5,321,715	72,524
[2]	ConvaTec Group plc	23,181,718	70,680
	Persimmon plc	4,496,161	70,209
	Phoenix Group Holdings plc	10,497,298	67,655
	Berkeley Group Holdings plc	1,397,729	66,874
	Hikma Pharmaceuticals plc	2,277,328	64,561
	British Land Co. plc	13,872,912	64,524
	IG Group Holdings plc	5,085,195	64,153
	LondonMetric Property plc	27,637,098	63,580

		Shares	Market Value ($000)
	Tritax Big Box REIT plc	34,261,853	61,937
	Direct Line Insurance Group plc	18,384,426	60,909
	UNITE Group plc	5,629,776	59,629
	Hiscox Ltd.	4,359,944	58,810
	Endeavour Mining plc	2,818,959	57,350
	Investec plc	8,591,765	55,199
	RS Group plc	6,635,867	53,391
	Bellway plc	1,644,894	53,097
	Spectris plc	1,412,041	52,784
	Rotork plc	12,085,249	52,124
	B&M European Value Retail SA	12,990,541	51,864
	Schroders plc	11,819,725	51,617
*	Carnival plc	2,018,813	50,614
	ITV plc	55,121,893	50,555
	abrdn plc	25,331,007	48,447
	Cranswick plc	748,872	46,640
	Johnson Matthey plc	2,471,936	43,701
	Tate & Lyle plc	5,329,068	43,438
	Man Group plc	16,372,210	43,268
	Inchcape plc	5,159,857	42,957
	International Distribution Services plc	9,289,523	41,931
	Balfour Beatty plc	7,225,773	41,599
	Drax Group plc	5,326,843	41,055
*	Playtech plc	4,331,183	39,446
	JD Sports Fashion plc	34,890,140	38,288
	Derwent London plc	1,566,972	38,102
	Greggs plc	1,426,306	38,045
[2]	Quilter plc	18,712,967	37,465
	TP ICAP Group plc	10,826,644	36,615
	Softcat plc	1,833,724	36,356
	Plus500 Ltd.	998,993	35,020
	easyJet plc	5,199,672	32,842
	QinetiQ Group plc	7,002,546	32,147
	Shaftesbury Capital plc	20,886,744	32,015
*	Vistry Group plc	4,319,626	31,800
	Big Yellow Group plc	2,623,486	30,937
*	Ocado Group plc	8,331,065	30,856
	WH Smith plc	1,847,503	29,895
	Just Group plc	14,587,509	29,882
	Paragon Banking Group plc	2,957,259	29,481
	Bank of Georgia Group plc	496,522	29,147
	4imprint Group plc	385,668	28,546
	Serco Group plc	14,911,422	28,536
	Grafton Group plc	2,486,045	28,451
*,2	Trainline plc	6,415,024	28,174
	OSB Group plc	5,366,608	27,923
	Hill & Smith plc	1,127,660	27,636
	Computacenter plc	954,942	27,516
	Lancashire Holdings Ltd.	3,416,159	27,485
	Grainger plc	10,441,458	27,455
	Morgan Sindall Group plc	594,643	27,028
*,2	Deliveroo plc	16,617,784	26,995
[2]	JTC plc	2,175,925	26,676
	Coats Group plc	22,183,683	26,304
	Mitie Group plc	18,289,952	26,191
[1]	Pennon Group plc	3,638,881	26,010
	Travis Perkins plc	2,951,036	25,966
[2]	Airtel Africa plc	14,386,342	25,615
	TBC Bank Group plc	613,758	25,403
	SSP Group plc	11,222,926	25,284
	Harbour Energy plc	8,732,718	25,210
	Savills plc	1,899,117	25,077
	AJ Bell plc	4,483,663	24,624
	Hammerson plc	6,903,123	24,380
	Babcock International Group plc	3,591,840	23,910
	Baltic Classifieds Group plc	5,511,114	23,374
*,2	Watches of Switzerland Group plc	3,271,442	23,146
	Dunelm Group plc	1,877,350	22,938
	Safestore Holdings plc	2,965,005	22,515
	Genus plc	931,807	22,311

		Shares	Market Value ($000)
	International Workplace Group plc	10,489,293	22,281
	Fresnillo plc	2,583,716	22,115
	Renishaw plc	491,206	21,852
	Primary Health Properties plc	18,602,178	21,713
	Energean plc	1,887,573	21,628
[2]	Bridgepoint Group plc	4,584,968	21,437
*	Canal+ SA	9,384,390	21,381
	Breedon Group plc	3,971,241	21,377
	Premier Foods plc	9,179,008	21,360
	Clarkson plc	398,037	21,047
	Oxford Instruments plc	812,907	21,041
	Sirius Real Estate Ltd.	21,022,369	20,833
	Assura plc	44,642,959	20,832
	Domino's Pizza Group plc	5,595,886	20,817
	Telecom Plus plc	1,002,147	20,752
	Hays plc	21,962,307	20,741
*,2	Trustpilot Group plc	5,032,331	20,656
	Bodycote plc	2,587,813	20,395
*	Indivior plc	1,701,188	20,073
	Rathbones Group plc	889,878	19,146
	Bytes Technology Group plc	3,291,488	18,737
	IntegraFin Holdings plc	4,168,784	18,690
	Pets at Home Group plc	6,540,980	18,327
*	Spirent Communications plc	7,941,371	18,129
	MONY Group plc	7,525,688	18,022
	Future plc	1,591,174	18,002
	Volution Group plc	2,722,012	17,880
	Pagegroup plc	4,382,413	17,715
*	Oxford Nanopore Technologies plc	9,784,525	17,645
	Great Portland Estates plc	4,913,362	17,558
	Firstgroup plc	8,656,682	17,452
	Keller Group plc	1,025,066	17,332
	Dowlais Group plc	19,307,798	17,082
	Genuit Group plc	3,511,301	16,996
*	Currys plc	14,592,684	16,889
	Elementis plc	8,183,954	15,857
	Greencore Group plc	6,404,097	15,343
	Victrex plc	1,237,084	15,170
	Chemring Group plc	3,842,732	15,121
*	Helios Towers plc	12,796,669	14,954
	Vesuvius plc	2,906,699	14,783
	Supermarket Income REIT plc	17,093,499	14,258
	Kainos Group plc	1,384,947	14,100
	Morgan Advanced Materials plc	4,011,144	13,527
*	Moonpig Group plc	4,661,003	13,110
	Ashmore Group plc	6,157,170	12,934
	Hilton Food Group plc	1,158,447	12,679
[2]	TI Fluid Systems plc	5,041,080	12,172
	Senior plc	5,824,894	11,865
	Zigup plc	3,132,984	11,857
[2]	Petershill Partners plc	3,458,068	11,765
[2]	Spire Healthcare Group plc	4,013,388	11,635
[2]	Ibstock plc	5,576,760	11,635
	RHI Magnesita NV	268,154	11,545
	Marshalls plc	3,542,792	11,444
*	Frasers Group plc	1,440,392	11,309
	AG Barr plc	1,499,144	11,305
	Workspace Group plc	1,928,819	11,196
*	Mitchells & Butlers plc	3,637,712	10,405
[1]	Diversified Energy Co. plc	643,701	10,334
*,1	Auction Technology Group plc	1,351,917	10,314
[1]	C&C Group plc	5,486,803	9,870
*	Hochschild Mining plc	4,444,199	9,659
*	Molten Ventures plc	2,423,932	9,497
	J D Wetherspoon plc	1,213,363	9,362
*	IP Group plc	14,316,084	9,319
*	John Wood Group plc	9,655,246	8,629
	Ninety One plc	4,568,699	8,447
*	Close Brothers Group plc	2,095,310	8,265
	Crest Nicholson Holdings plc	3,602,275	7,982

		Shares	Market Value ($000)
*,1	Alphawave IP Group plc	4,455,658	7,861
	Wickes Group plc	3,405,852	7,790
	NCC Group plc	4,322,252	7,690
	Dr. Martens plc	7,867,009	6,982
*,1	THG plc	12,744,438	6,428
*	Mobico Group plc	6,884,254	6,241
	Essentra plc	4,004,387	6,171
	Picton Property Income Ltd.	7,601,027	6,118
	Jupiter Fund Management plc	5,792,162	5,739
*	PureTech Health plc	3,053,739	5,639
	Halfords Group plc	3,005,887	5,274
*	AO World plc	4,288,894	5,229
*,1	ASOS plc	969,104	5,083
	Liontrust Asset Management plc	866,233	4,797
*,1	Evoke plc	4,996,849	4,360
*,1,2	Aston Martin Lagonda Global Holdings plc	3,240,591	4,200
[2]	CMC Markets plc	1,477,483	4,085
[2]	Bakkavor Group plc	2,441,319	4,028
	Ithaca Energy plc	2,439,396	3,773
*,1	Tullow Oil plc	16,724,946	3,732
	FDM Group Holdings plc	1,274,557	3,721
	PZ Cussons plc	3,390,236	3,277
	Rank Group plc	2,499,075	2,758
*,3	Home REIT plc	10,689,921	2,522
	CLS Holdings plc	2,351,681	2,100
*,1	Synthomer plc	970,839	1,868
	Helical plc	641,284	1,427
*	SIG plc	6,387,566	1,158
*	Raspberry PI Holdings plc	121,675	1,151
*,1,3	NMC Health plc	1,316,787	—
*,3	Intu Properties plc	14,406,415	—
*,3	Evraz plc	7,417,198	—
*,2,3	Finablr plc	3,002,811	—
			42,003,739
Total Common Stocks (Cost $350,728,606)			438,236,901
Preferred Stocks (0.6%)
	Petroleo Brasileiro SA Preference Shares	76,715,712	494,762
	Itau Unibanco Holding SA Preference Shares	66,748,089	386,163
	Samsung Electronics Co. Ltd. Preference Shares	11,575,995	339,761
	Volkswagen AG Preference Shares	2,564,319	261,473
	Henkel AG & Co. KGaA Preference Shares	2,285,977	199,757
	Banco Bradesco SA Preference Shares	72,426,270	149,833
	Itausa SA Preference Shares	79,057,978	128,921
	Sartorius AG Preference Shares	353,108	101,897
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,912,097	75,469
	Bayerische Motoren Werke AG Preference Shares	797,501	60,596
	Hyundai Motor Co. Preference Shares (XKRX)	502,403	57,168
	Gerdau SA Preference Shares	18,327,034	54,002
	FUCHS SE Preference Shares	900,860	40,947
	Cia Energetica de Minas Gerais Preference Shares	17,970,657	33,702
	Bancolombia SA Preference Shares	3,359,283	33,074
	Hyundai Motor Co. Preference Shares	294,592	32,472
	Cia Paranaense de Energia - Copel Preference Shares Class B	15,750,010	26,142
*	Grifols SA Preference Shares Class B	3,565,236	24,419
	Centrais Eletricas Brasileiras SA Preference Shares Class B	3,354,628	22,789
	Embotelladora Andina SA Preference Shares Class B	5,275,140	17,610
	Isa Energia Brasil SA Preference Shares	3,909,697	15,922
	Metalurgica Gerdau SA Preference Shares	9,131,418	15,031
	Marcopolo SA Preference Shares	9,712,253	13,844
	Sixt SE Preference Shares	209,709	12,866
	Bradespar SA Preference Shares	3,648,713	10,395
*	LG Chem Ltd. Preference Shares	107,213	10,204
	Draegerwerk AG & Co. KGaA Preference Shares	123,018	7,244
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	36,816	7,184
	LG Electronics Inc. Preference Shares	251,139	6,973
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	7,084,795	6,680
	Unipar Carbocloro SA Preference Shares Class B	725,782	6,090
	Raizen SA Preference Shares	16,539,154	5,377

			Shares	Market Value ($000)
*		Braskem SA Preference Shares Class A	2,186,483	5,167
		Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	2,849,074	5,051
		Banco Pan SA Preference Shares	3,989,000	4,710
		Randon SA Implementos e Participacoes Preference Shares	2,467,111	3,846
		Corem Property Group AB Preference Shares	156,888	3,463
*		Alpargatas SA Preference Shares	3,239,950	3,437
*		Azul SA Preference Shares	4,214,355	3,317
		Daishin Securities Co. Ltd. Preference Shares	298,023	3,270
		Banco ABC Brasil SA Preference Shares	933,018	3,220
		Cia de Ferro Ligas da Bahia FERBASA Preference Shares	2,118,208	2,824
*		LG H&H Co. Ltd. Preference Shares	29,347	2,616
*		Amorepacific Corp. Preference Shares	94,048	2,488
		Samsung SDI Co. Ltd. Preference Shares	20,400	1,898
		Taurus Armas SA Preference Shares	960,200	1,324
		CJ CheilJedang Corp. Preference Shares	13,477	1,175
*		Hanwha Corp. Preference Shares	95,186	1,005
		Hyundai Engineering & Construction Co. Ltd. Preference Shares	15,112	488
		Mirae Asset Securities Co. Ltd. Preference Shares	36,379	102
		Klabin SA Preference Shares	1	—
*,3		Mechel PJSC Preference Shares	1,017,064	—
Total Preferred Stocks (Cost $2,880,023)				2,708,168
Rights (0.0%)
*		ACS Actividades de Construccion y Servicios SA Exp. 2/4/25	2,796,978	1,381
*		Gimv NV Exp. 2/6/25	281,754	257
*,3		Hyundai Bioscience Co. Ltd. Exp. 2/6/25	104,181	229
*		Equatorial Energia SA Exp. 2/13/25	46,518	38
*,3		Smartfit Escola de Ginastica e Danca SA Exp. 2/4/25	29,393	20
*		Thoresen Thai Agencies PCL Exp. 12/31/25	10,967,495	—
*,3		Career Technology MFG. Co. Ltd. Exp. 2/10/25	324,096	—
*,3		Mitac Holdings Corp. Exp. 2/7/25	295,641	—
Total Rights (Cost $1,353)				1,925
Warrants (0.0%)
*,1,3		Webuild SpA Exp. 8/2/30	374,482	335
*		VGI PCL Exp. 9/3/25	7,770,071	316
*		Malaysian Resources Corp. Bhd. Exp. 10/29/27	2,634,201	48
*		VGI PCL Exp. 5/23/27	16,082,270	38
*,3		Constellation Software Inc. Exp. 3/31/40	256,880	—
*		Energy Absolute PCL Exp. 12/31/28	7,734,214	—
Total Warrants (Cost $—)				737
		Coupon
Temporary Cash Investments (2.0%)
Money Market Fund (2.0%)
[6,7]	Vanguard Market Liquidity Fund (Cost $8,861,982)	4.371%	88,633,014	8,862,415
Total Investments (101.0%) (Cost $362,471,964)				449,810,146
Other Assets and Liabilities—Net (-1.0%)				(4,501,168)
Net Assets (100%)				445,308,978
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,497,716,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the aggregate value was $12,167,369,000, representing 2.7% of net assets.
3	Security value determined using significant unobservable inputs.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $4,516,703,000 was received for securities on loan, of which $4,515,995,000 is held in Vanguard Market Liquidity Fund and $708,000 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro Stoxx 50 Index	March 2025	16,454	903,141	54,036
FTSE 100 Index	March 2025	6,104	655,495	29,973
MSCI Emerging Markets Index	March 2025	13,442	732,858	(2,607)
S&P ASX 200 Index	March 2025	2,423	320,369	7,263
S&P TSX 60 Index	March 2025	1,656	351,493	6,014
Topix Index	March 2025	3,900	701,821	11,195
				105,874

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Standard Chartered Bank	3/19/25	AUD	341,029	USD	218,049	—	(5,994)
UBS AG	3/19/25	CAD	519,787	USD	368,436	—	(10,162)
Citibank, N.A.	3/19/25	EUR	371,172	USD	392,375	—	(6,571)
State Street Bank & Trust Co.	3/19/25	EUR	371,172	USD	391,657	—	(5,853)
Toronto-Dominion Bank	3/19/25	GBP	513,910	USD	655,198	—	(18,087)
Citibank, N.A.	3/19/25	INR	59,255,242	USD	695,137	—	(13,164)
Toronto-Dominion Bank	3/19/25	INR	54,697,251	USD	640,739	—	(11,222)
Bank of America, N.A.	3/19/25	INR	36,108,263	USD	423,665	—	(8,091)
JPMorgan Chase Bank, N.A.	3/19/25	INR	9,837,359	USD	115,178	—	(1,959)
State Street Bank & Trust Co.	3/19/25	INR	7,814,612	USD	91,771	—	(1,832)
Royal Bank of Canada	3/19/25	INR	3,660,336	USD	42,974	—	(847)
Bank of America, N.A.	3/19/25	JPY	89,321,805	USD	594,525	—	(15,869)
Bank of America, N.A.	3/19/25	USD	96,468	BRL	595,457	—	(4,488)
State Street Bank & Trust Co.	3/19/25	USD	364,057	CHF	316,743	14,641	—
Bank of America, N.A.	3/19/25	USD	120,359	HKD	934,854	254	—
Bank of America, N.A.	3/19/25	USD	105,210	INR	9,146,431	—	(57)
State Street Bank & Trust Co.	3/19/25	USD	105,210	INR	9,146,431	—	(57)
Citibank, N.A.	3/19/25	USD	84,320	INR	7,328,535	—	(24)
HSBC Bank plc	3/19/25	USD	21,544	INR	1,871,465	5	—
JPMorgan Chase Bank, N.A.	3/19/25	USD	17,948	KRW	25,601,213	297	—
UBS AG	3/19/25	USD	50,517	SEK	549,934	795	—
JPMorgan Chase Bank, N.A.	3/19/25	USD	5,288	TWD	170,729	52	—
						16,044	(104,277)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
SEK—Swedish krona.
TWD—Taiwanese dollar.
USD—U.S. dollar.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Ambipar Participacoes e Empreendimentos SA Class B	8/29/25	BANA	7,348	10.660	630	—
Bank of Nanjing Co. Ltd. Class A	3/26/25	MSCS	3,752	2.283	1	—
Bank of Nanjing Co. Ltd. Class A	3/26/25	MSCS	3,145	2.275	—	—
Bank of Nanjing Co. Ltd. Class A	3/26/25	MSCS	607	2.275	—	—
China Tourism Group Duty Free Corp. Ltd. Class A	3/26/25	MSCS	8,356	1.025	1	—
East Money Information Co. Ltd. Class A	4/22/26	MSCS	20,658	(1.580)	—	(2)
FTSE China A Stock Connect CNY All Cap Index	6/5/25	GSI	153,347	(0.908)	2,394	—
FTSE China A Stock Connect CNY All Cap Index	6/5/25	MSCS	155,795	(1.037)	—	(8)
FTSE China A Stock Connect CNY All Cap Index	6/20/25	BANA	214,007	(0.975)	—	(10)
Kum Yang Co. Ltd.	4/22/26	GSI	3,589	10.165	—	(41)
LG Energy Solution Ltd.	4/22/26	GSI	39,982	(3.083)	—	—
Polaris Group	3/26/25	MSCS	3,426	4.525	1	—
Polaris Group	3/26/25	MSCS	88	4.610	—	—
RDC Semiconductor Co. Ltd.	3/26/25	MSCS	1,810	3.025	—	—
Seres Group Co. Ltd. Class A	4/22/26	MSCS	15,537	(0.330)	—	—
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	4/22/26	MSCS	14,632	(0.580)	—	—
Shenzhen Transsion Holdings Co. Ltd. Class A	3/26/25	MSCS	6,219	1.525	1	—
Shenzhen Transsion Holdings Co. Ltd. Class A	3/26/25	MSCS	2,487	1.525	—	—
Sungrow Power Supply Co. Ltd. Class A	3/26/25	MSCS	7,444	0.525	—	—
Taishin Financial Holding Co. Ltd.	3/26/25	MSCS	58,650	(3.475)	—	(16)
					3,028	(77)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
MSCS—Morgan Stanley Capital Services LLC.
At January 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $7,700,000 in connection with open forward currency contracts and over-the-counter swap contracts.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
F.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of January 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	42,701,921	395,482,815	52,165	438,236,901
Preferred Stocks	1,435,623	1,272,545	—	2,708,168
Rights	1,676	—	249	1,925
Warrants	402	—	335	737
Temporary Cash Investments	8,862,415	—	—	8,862,415
Total	53,002,037	396,755,360	52,749	449,810,146

Derivative Financial Instruments
Assets
Futures Contracts[1]	108,481	—	—	108,481
Forward Currency Contracts	—	16,044	—	16,044
Swap Contracts	—	3,028	—	3,028
Total	108,481	19,072	—	127,553
Liabilities
Futures Contracts[1]	(2,607)	—	—	(2,607)
Forward Currency Contracts	—	(104,277)	—	(104,277)
Swap Contracts	—	(77)	—	(77)
Total	(2,607)	(104,354)	—	(106,961)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
G.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Oct. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jan. 31, 2025 Market Value ($000)
Vanguard FTSE Emerging Markets ETF	593,176	—	—	—	(27,640)	13,573	—	565,536
Vanguard Market Liquidity Fund	7,854,840	NA1	NA1	(255)	(89)	57,408	—	8,862,415
Total	8,448,016	—	—	(255)	(27,729)	70,981	—	9,427,951
1	Not applicable—purchases and sales are for temporary cash investment purposes.